UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Intermediate Bond
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Class A
Actual	$ 1,000.00	$ 1,032.70	$ 4.30
HypotheticalA	$ 1,000.00	$ 1,020.64	$ 4.27
Class T
Actual	$ 1,000.00	$ 1,033.80	$ 4.15
HypotheticalA	$ 1,000.00	$ 1,020.79	$ 4.12
Class B
Actual	$ 1,000.00	$ 1,029.20	$ 7.72
HypotheticalA	$ 1,000.00	$ 1,017.26	$ 7.67
Class C
Actual	$ 1,000.00	$ 1,029.00	$ 8.02
HypotheticalA	$ 1,000.00	$ 1,016.96	$ 7.97
Institutional Class
Actual	$ 1,000.00	$ 1,035.20	$ 2.73
HypotheticalA	$ 1,000.00	$ 1,022.18	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.85%
Class T	.82%
Class B	1.53%
Class C	1.59%
Institutional Class	.54%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Government and U.S. Government Agency Obligations 41.4%	U.S. Government and U.S. Government Agency Obligations 41.0%
AAA 13.0%	AAA 17.0%
AA 6.1%	AA 7.9%
A 10.1%	A 7.6%
BBB 17.7%	BBB 19.9%
BB and Below 4.1%	BB and Below 4.1%
Not Rated 0.5%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 7.1%	Short-Term Investments and Net Other Assets 2.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 29, 2008
6 months ago
Years	4.3	3.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	3.9	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008 *		As of August 31, 2007 **
	Corporate Bonds 32.7%		Corporate Bonds 30.2%
	U.S. Government and U.S. Government Agency Obligations 41.4%		U.S. Government and U.S. Government Agency Obligations 41.0%
	Asset-Backed Securities 6.1%		Asset-Backed Securities 11.3%
	CMOs and Other Mortgage Related Securities 12.3%		CMOs and Other Mortgage Related Securities 14.9%
	Other Investments 0.4%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 7.1%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	10.0%	** Foreign investments	9.7%
* Futures and Swaps	18.1%	** Futures and Swaps	18.0%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 5.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
Time Warner Cable, Inc. 5.85% 5/1/17	$ 1,328,000	$ 1,312,162
Univision Communications, Inc. 3.875% 10/15/08	1,680,000	1,631,700
Viacom, Inc. 6.125% 10/5/17	905,000	904,617
		3,848,479
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Diageo Capital PLC 5.75% 10/23/17	1,678,000	1,727,142
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 6.302% 6/1/37 (j)	2,510,000	2,381,104
Food Products - 0.1%
Kraft Foods, Inc. 6.125% 2/1/18	1,012,000	1,024,845
Tobacco - 0.1%
Reynolds American, Inc. 7.25% 6/15/37	1,575,000	1,544,591
TOTAL CONSUMER STAPLES		6,677,682
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp. 6.45% 9/15/36	540,000	547,061
Gazstream SA 5.625% 7/22/13 (c)	1,977,858	1,959,069
Nexen, Inc. 6.4% 5/15/37	1,015,000	982,236
NGPL PipeCo LLC 6.514% 12/15/12 (c)	800,000	840,714
Talisman Energy, Inc. yankee 6.25% 2/1/38	635,000	593,526
Texas Eastern Transmission LP 6% 9/15/17 (c)	1,138,000	1,192,974
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	525,000	527,625
Valero Energy Corp. 6.625% 6/15/37	745,000	734,013
		7,377,218
FINANCIALS - 2.4%
Capital Markets - 0.3%
BlackRock, Inc. 6.25% 9/15/17	1,720,000	1,814,179
Goldman Sachs Group, Inc. 6.75% 10/1/37	1,280,000	1,195,040
		3,009,219
Commercial Banks - 0.6%
Credit Suisse First Boston 6% 2/15/18	1,505,000	1,535,740
Standard Chartered Bank 6.4% 9/26/17 (c)	3,181,000	3,300,494
Wells Fargo & Co. 5.625% 12/11/17	2,063,000	2,139,733
		6,975,967
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 0.6%
American General Finance Corp. 6.9% 12/15/17	$ 960,000	$ 964,792
General Electric Capital Corp.:
5.625% 9/15/17	1,130,000	1,162,135
6.375% 11/15/67 (j)	1,700,000	1,729,903
SLM Corp.:
3.4713% 7/27/09 (j)	531,000	476,820
3.4913% 7/26/10 (j)	2,025,000	1,747,154
4% 1/15/09	465,000	448,297
4.5% 7/26/10	1,025,000	949,029
		7,478,130
Diversified Financial Services - 0.2%
TECO Finance, Inc. 7% 5/1/12 (c)	1,500,000	1,617,476
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(j)	805,000	728,390
		2,345,866
Insurance - 0.4%
American International Group, Inc. 5.85% 1/16/18	2,025,000	2,020,314
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	3,000,000	3,210,498
		5,230,812
Real Estate Investment Trusts - 0.2%
Duke Realty LP:
5.95% 2/15/17	110,000	97,548
6.5% 1/15/18	855,000	782,466
Liberty Property LP 6.625% 10/1/17	645,000	631,120
UDR, Inc. 5.5% 4/1/14	1,470,000	1,398,711
		2,909,845
Real Estate Management & Development - 0.1%
ERP Operating LP 5.75% 6/15/17	790,000	709,802
TOTAL FINANCIALS		28,659,641
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17	930,000	999,378
6.45% 9/15/37	695,000	747,010
		1,746,388
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (c)	$ 1,575,000	$ 1,496,250
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates 7.324% 4/15/11	500,000	487,500
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	2,520,000	2,528,316
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	684,271	684,271
7.186% 10/1/12	1,700,418	1,695,113
		5,395,200
Industrial Conglomerates - 0.3%
General Electric Co. 5.25% 12/6/17	3,100,000	3,111,303
TOTAL INDUSTRIALS		10,002,753
UTILITIES - 0.9%
Electric Utilities - 0.7%
Commonwealth Edison Co. 5.4% 12/15/11	927,000	955,881
Duke Energy Carolinas LLC 5.25% 1/15/18	710,000	729,765
EDP Finance BV 6% 2/2/18 (c)	1,295,000	1,321,081
Enel Finance International SA 6.25% 9/15/17 (c)	679,000	712,254
Nevada Power Co. 6.5% 5/15/18	3,950,000	4,009,250
		7,728,231
Independent Power Producers & Energy Traders - 0.1%
TXU Corp. 5.55% 11/15/14	1,645,000	1,299,550
Multi-Utilities - 0.1%
CMS Energy Corp. 6.55% 7/17/17	1,740,000	1,730,221
TOTAL UTILITIES		10,758,002
TOTAL NONCONVERTIBLE BONDS (Cost $69,208,548)		69,070,163
U.S. Government and Government Agency Obligations - 22.2%

U.S. Government Agency Obligations - 5.1%
Fannie Mae:
4.375% 7/17/13	4,850,000	5,066,329
5% 2/16/12	18,000,000	19,272,204
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Federal Home Loan Bank 5.375% 8/19/11	$ 10,035,000	$ 10,861,794
Freddie Mac 5.25% 7/18/11	24,105,000	25,888,433
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		61,088,760
U.S. Treasury Inflation Protected Obligations - 8.0%
U.S. Treasury Inflation-Indexed Notes:
2% 4/15/12	5,175,400	5,605,631
2% 1/15/14 (b)	43,423,468	47,134,961
2% 7/15/14 (b)	28,971,540	31,513,459
2.625% 7/15/17	10,134,300	11,561,304
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		95,815,355
U.S. Treasury Obligations - 9.1%
U.S. Treasury Notes:
2.75% 2/28/13 (d)	16,690,000	16,865,275
2.875% 1/31/13 (d)	11,351,000	11,548,450
4.25% 8/15/14 (e)	50,000,000	53,984,407
4.25% 11/15/17 (b)	25,000,000	26,427,725
TOTAL U.S. TREASURY OBLIGATIONS		108,825,857
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $250,881,073)		265,729,972
U.S. Government Agency - Mortgage Securities - 12.3%

Fannie Mae - 7.4%
3.699% 10/1/33 (j)	149,042	151,421
3.75% 9/1/33 (j)	599,548	607,385
3.75% 10/1/33 (j)	138,001	139,207
3.75% 1/1/34 (j)	137,134	138,767
3.785% 6/1/34 (j)	694,826	706,551
3.807% 4/1/33 (j)	352,604	355,566
3.843% 10/1/33 (j)	3,374,691	3,425,423
3.907% 5/1/33 (j)	41,944	42,521
4% 8/1/18	2,691,426	2,650,431
4.073% 10/1/18 (j)	89,867	90,888
4.172% 1/1/35 (j)	311,566	317,930
4.175% 4/1/33 (j)	23,415	23,744
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.237% 1/1/34 (j)	$ 370,715	$ 375,272
4.25% 2/1/35 (j)	151,280	154,600
4.264% 10/1/33 (j)	58,626	59,575
4.288% 6/1/33 (j)	66,876	67,963
4.302% 3/1/33 (j)	66,817	68,154
4.33% 4/1/35 (j)	66,425	67,434
4.344% 1/1/35 (j)	167,065	171,011
4.347% 3/1/35 (j)	117,256	119,093
4.358% 2/1/34 (j)	280,778	284,498
4.365% 8/1/33 (j)	233,311	235,470
4.373% 5/1/35 (j)	119,868	122,115
4.373% 5/1/35 (j)	91,954	93,275
4.391% 2/1/35 (j)	242,855	248,680
4.413% 12/1/33 (j)	6,101,766	6,239,361
4.418% 8/1/34 (j)	393,308	398,656
4.424% 3/1/33 (j)	97,717	99,934
4.434% 3/1/35 (j)	230,629	236,325
4.449% 1/1/35 (j)	150,765	153,564
4.482% 3/1/35 (j)	487,545	500,168
4.5% 4/1/20 to 3/1/35	2,055,024	2,001,580
4.503% 2/1/35 (j)	2,048,041	2,075,374
4.505% 3/1/35 (j)	472,927	484,765
4.524% 1/1/35 (j)	149,962	151,308
4.531% 5/1/35 (j)	377,875	385,511
4.532% 7/1/35 (j)	453,220	458,783
4.559% 11/1/34 (j)	408,615	418,050
4.561% 2/1/35 (j)	45,012	45,980
4.565% 2/1/35 (j)	1,480,502	1,518,157
4.569% 10/1/35 (j)	58,587	59,363
4.575% 7/1/35 (j)	507,864	512,466
4.584% 2/1/35 (j)	88,089	90,243
4.599% 2/1/35 (j)	392,565	402,611
4.627% 2/1/35 (j)	3,726,328	3,822,911
4.664% 11/1/34 (j)	481,144	492,896
4.685% 3/1/35 (j)	35,559	36,305
4.694% 10/1/34 (j)	493,779	505,367
4.716% 7/1/34 (j)	387,363	396,242
4.722% 12/1/34 (j)	312,687	320,283
4.768% 12/1/34 (j)	126,914	129,957
4.778% 3/1/35 (j)	845,717	862,744
4.795% 2/1/35 (j)	580,361	586,723
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.804% 11/1/34 (j)	$ 392,268	$ 401,613
4.807% 6/1/35 (j)	586,498	594,898
4.858% 10/1/34 (j)	1,636,622	1,677,770
4.885% 10/1/35 (j)	322,351	326,594
4.947% 8/1/34 (j)	1,316,367	1,348,604
5.016% 7/1/34 (j)	68,546	70,102
5.017% 7/1/34 (j)	3,713,590	3,776,468
5.04% 5/1/35 (j)	758,675	771,942
5.059% 9/1/34 (j)	1,080,502	1,107,255
5.07% 2/1/33 (j)	168,721	170,992
5.083% 9/1/34 (j)	136,663	140,062
5.095% 8/1/34 (j)	104,477	105,832
5.11% 1/1/36 (j)	1,021,860	1,040,495
5.133% 5/1/35 (j)	508,267	523,602
5.135% 3/1/35 (j)	67,757	69,643
5.156% 5/1/35 (j)	1,500,470	1,545,638
5.173% 8/1/33 (j)	179,527	183,026
5.195% 5/1/35 (j)	1,632,004	1,683,801
5.195% 6/1/35 (j)	542,821	552,687
5.2% 4/1/36 (j)	2,071,106	2,112,820
5.218% 2/1/35 (j)	43,451	43,866
5.25% 11/1/36 (j)	551,885	564,264
5.309% 12/1/34 (j)	180,832	185,581
5.315% 7/1/35 (j)	67,378	68,615
5.334% 2/1/36 (j)	196,654	200,123
5.462% 2/1/36 (j)	2,539,637	2,626,708
5.5% 9/1/10 to 12/1/14	2,187,467	2,247,844
5.524% 11/1/36 (j)	1,040,119	1,064,127
5.597% 1/1/36 (j)	772,766	800,199
5.638% 7/1/37 (j)	414,759	427,358
5.802% 1/1/36 (j)	527,808	544,794
5.82% 7/1/46 (j)	4,374,636	4,535,950
5.825% 3/1/36 (j)	1,611,760	1,671,194
6% 5/1/16 to 4/1/17	754,778	786,058
6.03% 4/1/36 (j)	309,629	321,046
6.224% 6/1/36 (j)	149,384	153,130
6.307% 4/1/36 (j)	285,456	295,982
6.5% 12/1/13 to 3/1/35	13,822,147	14,451,122
6.56% 9/1/36 (j)	2,032,462	2,107,409
7% 2/1/09 to 6/1/33	1,752,219	1,860,484
7.5% 8/1/17 to 9/1/28	640,205	694,437
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
8.5% 6/1/11 to 9/1/25	$ 104,869	$ 114,911
9.5% 2/1/25	18,807	20,789
10.5% 8/1/20	19,801	23,402
11% 8/1/15	70,518	74,186
12.5% 12/1/13 to 4/1/15	11,820	13,987
TOTAL FANNIE MAE		88,204,011
Freddie Mac - 1.6%
4.174% 1/1/34 (j)	1,556,488	1,573,496
4.299% 12/1/34 (j)	190,596	194,306
4.329% 2/1/35 (j)	303,190	307,942
4.329% 3/1/35 (j)	321,510	328,174
4.375% 2/1/35 (j)	388,928	397,090
4.38% 3/1/35 (j)	152,950	155,175
4.41% 6/1/35 (j)	243,188	246,299
4.419% 3/1/35 (j)	213,305	217,979
4.42% 2/1/34 (j)	162,346	163,499
4.449% 3/1/35 (j)	221,350	226,245
4.536% 2/1/35 (j)	369,406	377,888
4.627% 1/1/35 (j)	310,212	315,537
5.032% 4/1/35 (j)	810,866	824,786
5.061% 3/1/33 (j)	49,552	50,744
5.131% 4/1/35 (j)	948,825	974,547
5.529% 1/1/36 (j)	1,164,305	1,200,133
5.762% 10/1/35 (j)	267,242	275,559
5.848% 6/1/36 (j)	356,597	368,338
6.027% 6/1/36 (j)	344,102	355,254
6.03% 7/1/37 (j)	1,826,945	1,878,118
6.093% 4/1/36 (j)	549,242	568,347
6.1% 6/1/36 (j)	323,394	334,461
6.697% 10/1/36 (j)	1,903,901	1,973,285
6.733% 1/1/37 (j)	2,653,968	2,751,833
6.845% 10/1/36 (j)	2,496,634	2,571,645
8.5% 9/1/24 to 8/1/27	82,498	91,264
10% 5/1/09	439	444
10.5% 5/1/21	6,473	6,686
11% 12/1/11	957	1,020
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
11.5% 10/1/15	$ 5,762	$ 6,657
11.75% 10/1/10	6,077	6,570
TOTAL FREDDIE MAC		18,743,321
Government National Mortgage Association - 3.3%
5.25% 7/20/34 (j)	460,726	468,139
5.5% 3/1/38 (d)	3,000,000	3,068,363
5.5% 3/20/38 (d)	12,000,000	12,273,450
5.5% 3/20/38 (d)	13,000,000	13,296,238
5.5% 3/20/38 (d)	10,000,000	10,227,875
7% 7/15/28 to 11/15/28	477,751	507,992
7.5% 2/15/28 to 10/15/28	8,303	8,910
8% 6/15/24 to 10/15/24	7,240	7,935
8.5% 4/15/17 to 10/15/21	102,765	114,656
11% 7/20/19 to 8/20/19	5,065	6,061
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		39,979,619
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $143,983,344)		146,926,951
Asset-Backed Securities - 0.8%

Advanta Business Card Master Trust Series 2007-D1 Class D, 4.5138% 1/22/13 (c)(j)	1,420,000	1,204,528
AmeriCredit Automobile Receivables Trust Series 2006-1 Class E1, 6.62% 5/6/13 (c)	349,838	227,394
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 3.885% 2/25/35 (j)	570,000	433,447
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	245,000	249,544
Class C, 5.77% 5/20/10 (c)	235,000	233,393
Class D, 6.15% 4/20/11 (c)	400,000	396,108
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 5.135% 8/25/36 (c)(j)	215,000	15,837
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	715,000	622,050
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	850,000	691,515
Series 2006-C Class D, 6.89% 5/15/13 (c)	585,000	565,330
Series 2007-A Class D, 7.05% 12/15/13 (c)	310,000	280,066
Asset-Backed Securities - continued
	Principal Amount	Value
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	$ 890,473	$ 861,951
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(j)	142,877	85,726
Long Beach Mortgage Loan Trust Series 2006-7 Class M11, 3.185% 8/25/36 (j)	1,000,000	42,612
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (c)(j)	1,695,000	1,646,862
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	1,045,000	951,264
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 5.635% 3/25/36 (c)(j)	700,000	46,419
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	955,000	775,605
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 5.635% 10/25/36 (c)(j)	825,000	64,132
TOTAL ASSET-BACKED SECURITIES (Cost $12,677,574)		9,393,783
Collateralized Mortgage Obligations - 3.8%

Private Sponsor - 0.5%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3545% 2/25/37 (j)	150,743	149,966
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6214% 11/25/34 (j)	663,352	655,814
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0039% 7/25/35 (j)	692,504	685,928
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.9019% 10/25/35 (j)	1,474,016	1,442,083
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 6.015% 7/10/35 (c)(j)	729,217	757,445
Series 2003-CB1:
Class B4, 4.815% 6/10/35 (c)(j)	682,744	619,030
Class B5, 5.415% 6/10/35 (c)(j)	464,266	415,445
Class B6, 5.915% 6/10/35 (c)(j)	277,649	238,681
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 5.635% 12/25/36 (c)(j)	650,000	53,988
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.334% 7/25/35 (j)	$ 203,125	$ 200,238
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (j)	395,660	395,382
TOTAL PRIVATE SPONSOR		5,614,000
U.S. Government Agency - 3.3%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 3.385% 10/25/35 (j)	4,601,770	4,561,511
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	1,190,705	1,223,947
Series 2002-9 Class PC, 6% 3/25/17	211,790	219,384
Series 2003-84 Class GC, 4.5% 5/25/15	1,540,000	1,561,042
Series 2005-67 Class HD, 5.5% 12/25/30	2,835,000	2,929,260
Series 2006-4 Class PB, 6% 9/25/35	2,679,999	2,788,404
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	751,396	772,538
Series 2004-3 Class BA, 4% 7/25/17	124,152	124,828
Series 2004-45 Class AV, 4.5% 10/25/22	787,135	783,608
Series 2004-86 Class KC, 4.5% 5/25/19	553,913	560,823
Series 2004-91 Class AH, 4.5% 5/25/29	1,169,673	1,181,973
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	1,243,595	1,293,175
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	799,685	832,475
Series 2363 Class PF, 6% 9/15/16	1,097,020	1,141,259
Series 2702 Class WB, 5% 4/15/17	2,480,000	2,523,700
Series 2952 Class EC, 5.5% 11/15/28	2,785,000	2,876,918
Series 3018 Class UD, 5.5% 9/15/30	1,735,000	1,794,949
Series 3033 Class UD, 5.5% 10/15/30	1,075,000	1,112,891
Series 3049 Class DB, 5.5% 6/15/31	2,495,000	2,558,650
Series 3117 Class PC, 5% 6/15/31	4,000,000	4,104,317
sequential payer:
Series 2528 Class HN, 5% 11/15/17	1,515,000	1,543,466
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2777 Class AB, 4.5% 6/15/29	$ 2,700,654	$ 2,731,627
Series 2809 Class UA, 4% 12/15/14	514,091	518,089
TOTAL U.S. GOVERNMENT AGENCY		39,738,834
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,756,493)		45,352,834
Commercial Mortgage Securities - 1.3%

Bear Stearns Commercial Mortgage Securities Trust Series 2003-T12 Class X2, 0.6867% 8/13/39 (c)(j)(l)	5,075,475	70,252
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	2,251,530	2,226,875
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	3,000,000	2,845,634
Credit Suisse Commercial Mortgage Trust Series 2007-C2 Class A1, 5.269% 1/15/49	548,374	542,857
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	3,701,533	3,725,881
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8734% 10/16/23 (j)	57,600	58,599
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer:
Series 2003-47 Class C, 4.227% 10/16/27	2,198,967	2,219,535
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	3,042,653
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8335% 12/10/41 (j)(l)	10,826,622	186,690
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	342,693	340,162
Series 2007-C2 Class A1, 5.226% 2/15/40	430,275	425,806
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $15,975,672)		15,684,944
Fixed-Income Funds - 49.8%
	Shares	Value
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	703,790	$ 63,291,861
Fidelity 2-5 Year Duration Securitized Bond Central Fund (k)	1,092,040	101,679,852
Fidelity Corporate Bond 1-10 Year Central Fund (k)	2,987,685	299,545,287
Fidelity Corporate Bond 1-5 Year Central Fund (k)	187,611	18,937,437
Fidelity Specialized High Income Central Fund (k)	244,311	23,307,235
Fidelity Ultra-Short Central Fund (k)	1,053,506	90,380,296
TOTAL FIXED-INCOME FUNDS (Cost $628,260,150)		597,141,968
Cash Equivalents - 18.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	115,210,507	115,180,000
(Collateralized by U.S. Government Obligations) # (a)	102,227,083	102,200,000
TOTAL CASH EQUIVALENTS (Cost $217,380,000)		217,380,000
TOTAL INVESTMENT PORTFOLIO - 114.1% (Cost $1,383,122,854)		1,366,680,615
NET OTHER ASSETS - (14.1)%		(168,593,179)
NET ASSETS - 100%		$ 1,198,087,436
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 409,000	(94,002)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	142,860	(37,450)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.635% 8/25/34

	Sept. 2034	$ 119,548	$ (53,480)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	175,868	(50,532)
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	900,000	40,595
Receive from Deutsche Bank upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	200,000	1,877
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	400,000	1,260
Receive from Lehman Brothers, Inc. upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	200,000	1,877
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	400,000	2,011
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	$ 600,000	$ 1,307
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	1,500,000	(1,117,500)
Receive monthly notional amount multiplied by .52% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34	Oct. 2034	1,900,000	(616,880)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	600,000	(224,155)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	250,290	(26,920)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	600,000	(267,312)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	409,000	(154,278)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 409,000	$ (54,350)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	370,000	(198,286)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	409,000	(218,940)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36	Sept. 2036	1,000,000	(904,278)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	279,755	(129,614)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	36,015	(30,594)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34

	March 2034	$ 85,922	$ (27,018)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	38,517	(32,223)
Receive monthly notional amount multiplied by 2.7% and pay Merrill Lynch, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.4606% 5/25/35	June 2035	2,410,000	(1,527,294)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	700,000	(333,194)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	409,000	(143,079)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	700,000	(582,140)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	700,000	(472,390)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (g)

	June 2010	$ 10,000,000	$ (282,614)
Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Goldman Sachs, upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (h)	Dec. 2010	15,000,000	(499,046)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (f)	March 2010	6,373,600	(132,950)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	1,400,000	(61,461)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	1,405,000	(58,222)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	900,000	(42,258)
TOTAL CREDIT DEFAULT SWAPS		51,432,375	(8,323,533)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.475% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Jan. 2013	$ 50,000,000	$ 310,450
Receive semi-annually a fixed rate equal to 4.795% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2011	15,000,000	921,579
Receive semi-annually a fixed rate equal to 4.9375% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2012	25,000,000	2,016,365
Receive semi-annually a fixed rate equal to 5.022% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2011	20,000,000	1,674,866
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	30,000,000	2,268,724
TOTAL INTEREST RATE SWAPS		140,000,000	7,191,984
		$ 191,432,375	$ (1,131,549)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,500,501 or 2.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,295,626.
(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$115,180,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 4,690,437
Banc of America Securities LLC	7,501,506
Bank of America, NA	11,257,050
Barclays Capital, Inc.	56,119,920
ING Financial Markets LLC	11,689,857
J.P. Morgan Securities, Inc.	3,752,350
Societe Generale, New York Branch	9,849,918
UBS Securities LLC	9,380,875
WestLB AG	938,087
$ 115,180,000
$102,200,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 58,216,783
Bank of America, NA	36,385,490
Barclays Capital, Inc.	7,597,727
$ 102,200,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 2,540,907
Fidelity 2-5 Year Duration Securitized Bond Central Fund	3,834,704
Fidelity Corporate Bond 1-10 Year Central Fund	9,969,220
Fidelity Corporate Bond 1-5 Year Central Fund	571,634
Fidelity Specialized High Income Central Fund	826,024
Fidelity Ultra-Short Central Fund	4,795,016
Total	$ 22,537,505
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 116,678,845	$ 2,540,907	$ 50,523,335	$ 63,291,861	3.3%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	154,867,605	3,834,704	51,902,896	101,679,852	3.1%
Fidelity Corporate Bond 1-10 Year Central Fund	389,723,224	9,969,220	104,780,510	299,545,287	3.9%
Fidelity Corporate Bond 1-5 Year Central Fund	25,963,647	571,634	7,989,467	18,937,437	2.8%
Fidelity Specialized High Income Central Fund	22,875,519	826,024	-	23,307,235	6.5%
Fidelity Ultra-Short Central Fund	218,046,027	7,770,821	118,757,000	90,380,296	1.3%
Total	$ 928,154,867	$ 25,513,310	$ 333,953,208	$ 597,141,968
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	90.0%
United Kingdom	2.8%
Canada	1.1%
Luxembourg	1.1%
Cayman Islands	1.0%
Others (individually less than 1%)	4.0%
100.0%
Income Tax Information
At August 31, 2007, the fund had a capital loss carryforward of approximately $8,055,126 all of which will expire on August 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $99,915,610 and repurchase agreements of $217,380,000) - See accompanying schedule: Unaffiliated issuers (cost $754,862,704)	$ 769,538,647
Fidelity Central Funds (cost $628,260,150)	597,141,968
Total Investments (cost $1,383,122,854)		$ 1,366,680,615
Receivable for investments sold		17,349,256
Receivable for swap agreements		25,279
Receivable for fund shares sold		1,236,687
Interest receivable		3,072,669
Distributions receivable from Fidelity Central Funds		2,503,624
Prepaid expenses		3,895
Total assets		1,390,872,025

Liabilities
Payable to custodian bank	$ 75,624
Payable for investments purchased Regular delivery	2,195,353
Delayed delivery	83,957,461
Payable for fund shares redeemed	2,124,846
Distributions payable	268,244
Swap agreements, at value	1,131,549
Accrued management fee	313,096
Distribution fees payable	217,482
Other affiliated payables	226,806
Other payables and accrued expenses	74,128
Collateral on securities loaned, at value	102,200,000
Total liabilities		192,784,589

Net Assets		$ 1,198,087,436
Net Assets consist of:
Paid in capital		$ 1,231,112,064
Undistributed net investment income		441,201
Accumulated undistributed net realized gain (loss) on investments		(16,256,585)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(17,209,244)
Net Assets		$ 1,198,087,436

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 29, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($262,161,950 ÷ 24,428,860 shares)	$ 10.73

Maximum offering price per share (100/97.25 of $10.73)	$ 11.03
Class T: Net Asset Value and redemption price per share ($472,756,530 ÷ 44,030,951 shares)	$ 10.74

Maximum offering price per share (100/97.25 of $10.74)	$ 11.04
Class B: Net Asset Value and offering price per share ($19,543,425 ÷ 1,822,888 shares)A	$ 10.72

Class C: Net Asset Value and offering price per share ($60,693,663 ÷ 5,665,941 shares)A	$ 10.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($382,931,868 ÷ 35,604,698 shares)	$ 10.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 29, 2008 (Unaudited)

Investment Income
Interest		$ 14,263,807
Income from Fidelity Central Funds		22,537,505
Total income		36,801,312

Expenses
Management fee	$ 2,225,054
Transfer agent fees	1,345,339
Distribution fees	1,314,871
Accounting and security lending fees	248,070
Custodian fees and expenses	16,690
Independent trustees' compensation	3,068
Registration fees	54,457
Audit	43,542
Legal	4,440
Miscellaneous	5,405
Total expenses before reductions	5,260,936
Expense reductions	(25,161)	5,235,775
Net investment income		31,565,537
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,204,531
Fidelity Central Funds	(19,005,117)
Swap agreements	4,505,032
Total net realized gain (loss)		(1,295,554)
Change in net unrealized appreciation (depreciation) on: Investment securities	15,024,140
Swap agreements	2,329,279
Total change in net unrealized appreciation (depreciation)		17,353,419
Net gain (loss)		16,057,865
Net increase (decrease) in net assets resulting from operations		$ 47,623,402

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 31,565,537	$ 71,163,315
Net realized gain (loss)	(1,295,554)	(8,356,241)
Change in net unrealized appreciation (depreciation)	17,353,419	(17,755,133)
Net increase (decrease) in net assets resulting from operations	47,623,402	45,051,941
Distributions to shareholders from net investment income	(34,278,290)	(67,133,368)
Share transactions - net increase (decrease)	(371,180,365)	92,477,521
Total increase (decrease) in net assets	(357,835,253)	70,396,094

Net Assets
Beginning of period	1,555,922,689	1,485,526,595
End of period (including undistributed net investment income of $441,201 and undistributed net investment income of $3,153,954, respectively)	$ 1,198,087,436	$ 1,555,922,689

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.78	$ 10.87	$ 11.34	$ 11.32	$ 11.06	$ 11.01
Income from Investment Operations
Net investment income E	.234	.487	.385	.397	.385	.420	.521
Net realized and unrealized gain (loss)	.111	(.167)	(.043)	(.338)	.120	.254	.055
Total from investment operations	.345	.320	.342	.059	.505	.674	.576
Distributions from net investment income	(.255)	(.460)	(.382)	(.379)	(.385)	(.414)	(.526)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-	-
Total distributions	(.255)	(.460)	(.432)	(.529)	(.485)	(.414)	(.526)
Net asset value, end of period	$ 10.73	$ 10.64	$ 10.78	$ 10.87	$ 11.34	$ 11.32	$ 11.06
Total Return B,C,D	3.27%	2.99%	3.23%	.54%	4.58%	6.16%	5.44%
Ratios to Average Net Assets F,I
Expenses before reductions	.85% A	.79%	.75% A	.81%	.84%	.81%	.83%
Expenses net of fee waivers, if any	.85% A	.79%	.75% A	.81%	.84%	.81%	.83%
Expenses net of all reductions	.84% A	.78%	.74% A	.80%	.84%	.81%	.82%
Net investment income	4.39% A	4.52%	4.30% A	3.60%	3.42%	3.72%	4.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 262,162	$ 255,591	$ 229,490	$ 219,441	$ 186,748	$ 166,701	$ 133,236
Portfolio turnover rate G	88% A	89% K	43% A	73%	96%	108%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.79	$ 10.88	$ 11.35	$ 11.32	$ 11.06	$ 11.02
Income from Investment Operations
Net investment income E	.235	.484	.377	.386	.374	.408	.508
Net realized and unrealized gain (loss)	.121	(.178)	(.043)	(.338)	.130	.253	.044
Total from investment operations	.356	.306	.334	.048	.504	.661	.552
Distributions from net investment income	(.256)	(.456)	(.374)	(.368)	(.374)	(.401)	(.512)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-	-
Total distributions	(.256)	(.456)	(.424)	(.518)	(.474)	(.401)	(.512)
Net asset value, end of period	$ 10.74	$ 10.64	$ 10.79	$ 10.88	$ 11.35	$ 11.32	$ 11.06
Total Return B,C,D	3.38%	2.85%	3.15%	.43%	4.56%	6.03%	5.21%
Ratios to Average Net Assets F,I
Expenses before reductions	.82% A	.82%	.84% A	.91%	.95%	.93%	.95%
Expenses net of fee waivers, if any	.82% A	.82%	.84% A	.91%	.95%	.93%	.95%
Expenses net of all reductions	.82% A	.82%	.83% A	.91%	.95%	.93%	.95%
Net investment income	4.42% A	4.48%	4.21% A	3.49%	3.32%	3.60%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 472,757	$ 503,737	$ 563,677	$ 622,245	$ 680,947	$ 711,263	$ 684,618
Portfolio turnover rate G	88% A	89% K	43% A	73%	96%	108%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.77	$ 10.86	$ 11.33	$ 11.31	$ 11.05	$ 11.01
Income from Investment Operations
Net investment income E	.197	.409	.316	.310	.295	.331	.436
Net realized and unrealized gain (loss)	.111	(.169)	(.043)	(.338)	.120	.253	.044
Total from investment operations	.308	.240	.273	(.028)	.415	.584	.480
Distributions from net investment income	(.218)	(.380)	(.313)	(.292)	(.295)	(.324)	(.440)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-	-
Total distributions	(.218)	(.380)	(.363)	(.442)	(.395)	(.324)	(.440)
Net asset value, end of period	$ 10.72	$ 10.63	$ 10.77	$ 10.86	$ 11.33	$ 11.31	$ 11.05
Total Return B,C,D	2.92%	2.24%	2.57%	(.25) %	3.75%	5.32%	4.52%
Ratios to Average Net Assets F,I
Expenses before reductions	1.53% A	1.52%	1.52% A	1.61%	1.66%	1.60%	1.61%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.52% A	1.60%	1.65%	1.60%	1.61%
Expenses net of all reductions	1.53% A	1.52%	1.52% A	1.60%	1.65%	1.60%	1.61%
Net investment income	3.71% A	3.78%	3.52% A	2.80%	2.62%	2.92%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,543	$ 22,609	$ 46,344	$ 73,017	$ 118,751	$ 154,697	$ 178,062
Portfolio turnover rate G	88% A	89% K	43% A	73%	96%	108%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.76	$ 10.85	$ 11.32	$ 11.30	$ 11.04	$ 11.00
Income from Investment Operations
Net investment income E	.194	.400	.308	.301	.289	.322	.428
Net realized and unrealized gain (loss)	.111	(.167)	(.042)	(.337)	.120	.254	.044
Total from investment operations	.305	.233	.266	(.036)	.409	.576	.472
Distributions from net investment income	(.215)	(.373)	(.306)	(.284)	(.289)	(.316)	(.432)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-	-
Total distributions	(.215)	(.373)	(.356)	(.434)	(.389)	(.316)	(.432)
Net asset value, end of period	$ 10.71	$ 10.62	$ 10.76	$ 10.85	$ 11.32	$ 11.30	$ 11.04
Total Return B,C,D	2.90%	2.18%	2.51%	(.33)%	3.70%	5.26%	4.45%
Ratios to Average Net Assets F,I
Expenses before reductions	1.59% A	1.59%	1.60% A	1.67%	1.70%	1.67%	1.68%
Expenses net of fee waivers, if any	1.59% A	1.59%	1.60% A	1.67%	1.70%	1.67%	1.68%
Expenses net of all reductions	1.59% A	1.58%	1.60% A	1.67%	1.70%	1.67%	1.68%
Net investment income	3.65% A	3.72%	3.45% A	2.73%	2.57%	2.86%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,694	$ 58,693	$ 63,946	$ 74,522	$ 91,149	$ 113,849	$ 98,158
Portfolio turnover rate G	88% A	89% K	43% A	73%	96%	108%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 G	2005 I	2004 I	2003 I	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.80	$ 10.89	$ 11.36	$ 11.34	$ 11.08	$ 11.03
Income from Investment Operations
Net investment income D	.252	.513	.401	.417	.400	.437	.539
Net realized and unrealized gain (loss)	.119	(.169)	(.043)	(.339)	.122	.254	.053
Total from investment operations	.371	.344	.358	.078	.522	.691	.592
Distributions from net investment income	(.271)	(.484)	(.398)	(.398)	(.402)	(.431)	(.542)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-	-
Total distributions	(.271)	(.484)	(.448)	(.548)	(.502)	(.431)	(.542)
Net asset value, end of period	$ 10.76	$ 10.66	$ 10.80	$ 10.89	$ 11.36	$ 11.34	$ 11.08
Total Return B,C	3.52%	3.22%	3.37%	.71%	4.72%	6.30%	5.59%
Ratios to Average Net Assets E,H
Expenses before reductions	.54% A	.55%	.57% A	.63%	.70%	.66%	.67%
Expenses net of fee waivers, if any	.54% A	.55%	.57% A	.63%	.70%	.66%	.67%
Expenses net of all reductions	.53% A	.55%	.57% A	.63%	.70%	.66%	.67%
Net investment income	4.70% A	4.75%	4.48% A	3.77%	3.57%	3.87%	4.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 382,932	$ 715,292	$ 582,070	$ 465,201	$ 269,727	$ 155,302	$ 114,546
Portfolio turnover rate F	88% A	89% J	43% A	73%	96%	108%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I For the period ended October 31. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment- grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment- grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment- grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment- grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income- producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,905,822
Unrealized depreciation	(37,004,483)
Net unrealized appreciation (depreciation)	$ (16,098,661)
Cost for federal income tax purposes	$ 1,382,779,276

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a no-tional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $65,287,976 and $342,853,091, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 320,285	$ -
Class T	0%	.25%	609,545	-
Class B	.65%	.25%	91,013	65,732
Class C	.75%	.25%	294,028	-
			$ 1,314,871	$ 65,732

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,098
Class T	8,857
Class B*	12,825
Class C*	3,159
$ 36,939

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 287,575.23
Class T	484,614.20
Class B	25,310.25
Class C	62,788.21
Institutional Class	485,052.17
	$ 1,345,339

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,810 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $513,010.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,543. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 8,283
Class T	7,696
Class C	954
Institutional Class	6,685
$ 23,618

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2008	Year ended August 31, 2007
From net investment income
Class A	$ 6,098,390	$ 10,370,477
Class T	11,661,736	22,730,353
Class B	412,996	1,169,158
Class C	1,182,505	2,124,376
Institutional Class	14,922,663	30,739,004
Total	$ 34,278,290	$ 67,133,368

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2008	Year ended August 31, 2007	Six months ended February 29, 2008	Year ended August 31, 2007
Class A
Shares sold	4,357,113	10,574,585	$ 46,639,267	$ 114,058,074
Reinvestment of distributions	496,146	820,864	5,305,048	8,855,890
Shares redeemed	(4,454,610)	(8,653,270)	(47,618,018)	(93,273,700)
Net increase (decrease)	398,649	2,742,179	$ 4,326,297	$ 29,640,264
Class T
Shares sold	6,353,318	13,148,613	$ 68,098,707	$ 141,957,847
Reinvestment of distributions	1,032,174	1,987,509	11,042,142	21,458,242
Shares redeemed	(10,692,651)	(20,062,229)	(114,457,267)	(216,499,859)
Net increase (decrease)	(3,307,159)	(4,926,107)	$ (35,316,418)	$ (53,083,770)
Class B
Shares sold	366,890	600,059	$ 3,931,765	$ 6,457,505
Reinvestment of distributions	33,952	92,579	362,663	999,355
Shares redeemed	(705,544)	(2,868,103)	(7,538,930)	(30,956,416)
Net increase (decrease)	(304,702)	(2,175,465)	$ (3,244,502)	$ (23,499,556)
Class C
Shares sold	820,667	1,488,943	$ 8,789,241	$ 16,006,140
Reinvestment of distributions	90,835	163,983	969,423	1,766,938
Shares redeemed	(773,712)	(2,066,746)	(8,264,722)	(22,267,059)
Net increase (decrease)	137,790	(413,820)	$ 1,493,942	$ (4,493,981)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 29, 2008	Year ended August 31, 2007	Six months ended February 29, 2008	Year ended August 31, 2007
Institutional Class
Shares sold	3,399,817	19,511,051	$ 36,412,216	$ 211,209,559
Reinvestment of distributions	1,328,051	2,781,278	14,219,162	30,063,141
Shares redeemed	(36,234,015)	(9,069,558)	(389,071,062)	(97,358,136)
Net increase (decrease)	(31,506,147)	13,222,771	$ (338,439,684)	$ 143,914,564

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

LTB-USAN-0408
1.784888.105

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Intermediate Bond
Fund - Institutional Class

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www..fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Class A
Actual	$ 1,000.00	$ 1,032.70	$ 4.30
HypotheticalA	$ 1,000.00	$ 1,020.64	$ 4.27
Class T
Actual	$ 1,000.00	$ 1,033.80	$ 4.15
HypotheticalA	$ 1,000.00	$ 1,020.79	$ 4.12
Class B
Actual	$ 1,000.00	$ 1,029.20	$ 7.72
HypotheticalA	$ 1,000.00	$ 1,017.26	$ 7.67
Class C
Actual	$ 1,000.00	$ 1,029.00	$ 8.02
HypotheticalA	$ 1,000.00	$ 1,016.96	$ 7.97
Institutional Class
Actual	$ 1,000.00	$ 1,035.20	$ 2.73
HypotheticalA	$ 1,000.00	$ 1,022.18	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.85%
Class T	.82%
Class B	1.53%
Class C	1.59%
Institutional Class	.54%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Government and U.S. Government Agency Obligations 41.4%	U.S. Government and U.S. Government Agency Obligations 41.0%
AAA 13.0%	AAA 17.0%
AA 6.1%	AA 7.9%
A 10.1%	A 7.6%
BBB 17.7%	BBB 19.9%
BB and Below 4.1%	BB and Below 4.1%
Not Rated 0.5%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 7.1%	Short-Term Investments and Net Other Assets 2.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 29, 2008
6 months ago
Years	4.3	3.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	3.9	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008 *		As of August 31, 2007 **
	Corporate Bonds 32.7%		Corporate Bonds 30.2%
	U.S. Government and U.S. Government Agency Obligations 41.4%		U.S. Government and U.S. Government Agency Obligations 41.0%
	Asset-Backed Securities 6.1%		Asset-Backed Securities 11.3%
	CMOs and Other Mortgage Related Securities 12.3%		CMOs and Other Mortgage Related Securities 14.9%
	Other Investments 0.4%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 7.1%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	10.0%	** Foreign investments	9.7%
* Futures and Swaps	18.1%	** Futures and Swaps	18.0%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 5.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
Time Warner Cable, Inc. 5.85% 5/1/17	$ 1,328,000	$ 1,312,162
Univision Communications, Inc. 3.875% 10/15/08	1,680,000	1,631,700
Viacom, Inc. 6.125% 10/5/17	905,000	904,617
		3,848,479
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Diageo Capital PLC 5.75% 10/23/17	1,678,000	1,727,142
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 6.302% 6/1/37 (j)	2,510,000	2,381,104
Food Products - 0.1%
Kraft Foods, Inc. 6.125% 2/1/18	1,012,000	1,024,845
Tobacco - 0.1%
Reynolds American, Inc. 7.25% 6/15/37	1,575,000	1,544,591
TOTAL CONSUMER STAPLES		6,677,682
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp. 6.45% 9/15/36	540,000	547,061
Gazstream SA 5.625% 7/22/13 (c)	1,977,858	1,959,069
Nexen, Inc. 6.4% 5/15/37	1,015,000	982,236
NGPL PipeCo LLC 6.514% 12/15/12 (c)	800,000	840,714
Talisman Energy, Inc. yankee 6.25% 2/1/38	635,000	593,526
Texas Eastern Transmission LP 6% 9/15/17 (c)	1,138,000	1,192,974
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	525,000	527,625
Valero Energy Corp. 6.625% 6/15/37	745,000	734,013
		7,377,218
FINANCIALS - 2.4%
Capital Markets - 0.3%
BlackRock, Inc. 6.25% 9/15/17	1,720,000	1,814,179
Goldman Sachs Group, Inc. 6.75% 10/1/37	1,280,000	1,195,040
		3,009,219
Commercial Banks - 0.6%
Credit Suisse First Boston 6% 2/15/18	1,505,000	1,535,740
Standard Chartered Bank 6.4% 9/26/17 (c)	3,181,000	3,300,494
Wells Fargo & Co. 5.625% 12/11/17	2,063,000	2,139,733
		6,975,967
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 0.6%
American General Finance Corp. 6.9% 12/15/17	$ 960,000	$ 964,792
General Electric Capital Corp.:
5.625% 9/15/17	1,130,000	1,162,135
6.375% 11/15/67 (j)	1,700,000	1,729,903
SLM Corp.:
3.4713% 7/27/09 (j)	531,000	476,820
3.4913% 7/26/10 (j)	2,025,000	1,747,154
4% 1/15/09	465,000	448,297
4.5% 7/26/10	1,025,000	949,029
		7,478,130
Diversified Financial Services - 0.2%
TECO Finance, Inc. 7% 5/1/12 (c)	1,500,000	1,617,476
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(j)	805,000	728,390
		2,345,866
Insurance - 0.4%
American International Group, Inc. 5.85% 1/16/18	2,025,000	2,020,314
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	3,000,000	3,210,498
		5,230,812
Real Estate Investment Trusts - 0.2%
Duke Realty LP:
5.95% 2/15/17	110,000	97,548
6.5% 1/15/18	855,000	782,466
Liberty Property LP 6.625% 10/1/17	645,000	631,120
UDR, Inc. 5.5% 4/1/14	1,470,000	1,398,711
		2,909,845
Real Estate Management & Development - 0.1%
ERP Operating LP 5.75% 6/15/17	790,000	709,802
TOTAL FINANCIALS		28,659,641
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17	930,000	999,378
6.45% 9/15/37	695,000	747,010
		1,746,388
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (c)	$ 1,575,000	$ 1,496,250
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates 7.324% 4/15/11	500,000	487,500
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	2,520,000	2,528,316
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	684,271	684,271
7.186% 10/1/12	1,700,418	1,695,113
		5,395,200
Industrial Conglomerates - 0.3%
General Electric Co. 5.25% 12/6/17	3,100,000	3,111,303
TOTAL INDUSTRIALS		10,002,753
UTILITIES - 0.9%
Electric Utilities - 0.7%
Commonwealth Edison Co. 5.4% 12/15/11	927,000	955,881
Duke Energy Carolinas LLC 5.25% 1/15/18	710,000	729,765
EDP Finance BV 6% 2/2/18 (c)	1,295,000	1,321,081
Enel Finance International SA 6.25% 9/15/17 (c)	679,000	712,254
Nevada Power Co. 6.5% 5/15/18	3,950,000	4,009,250
		7,728,231
Independent Power Producers & Energy Traders - 0.1%
TXU Corp. 5.55% 11/15/14	1,645,000	1,299,550
Multi-Utilities - 0.1%
CMS Energy Corp. 6.55% 7/17/17	1,740,000	1,730,221
TOTAL UTILITIES		10,758,002
TOTAL NONCONVERTIBLE BONDS (Cost $69,208,548)		69,070,163
U.S. Government and Government Agency Obligations - 22.2%

U.S. Government Agency Obligations - 5.1%
Fannie Mae:
4.375% 7/17/13	4,850,000	5,066,329
5% 2/16/12	18,000,000	19,272,204
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Federal Home Loan Bank 5.375% 8/19/11	$ 10,035,000	$ 10,861,794
Freddie Mac 5.25% 7/18/11	24,105,000	25,888,433
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		61,088,760
U.S. Treasury Inflation Protected Obligations - 8.0%
U.S. Treasury Inflation-Indexed Notes:
2% 4/15/12	5,175,400	5,605,631
2% 1/15/14 (b)	43,423,468	47,134,961
2% 7/15/14 (b)	28,971,540	31,513,459
2.625% 7/15/17	10,134,300	11,561,304
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		95,815,355
U.S. Treasury Obligations - 9.1%
U.S. Treasury Notes:
2.75% 2/28/13 (d)	16,690,000	16,865,275
2.875% 1/31/13 (d)	11,351,000	11,548,450
4.25% 8/15/14 (e)	50,000,000	53,984,407
4.25% 11/15/17 (b)	25,000,000	26,427,725
TOTAL U.S. TREASURY OBLIGATIONS		108,825,857
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $250,881,073)		265,729,972
U.S. Government Agency - Mortgage Securities - 12.3%

Fannie Mae - 7.4%
3.699% 10/1/33 (j)	149,042	151,421
3.75% 9/1/33 (j)	599,548	607,385
3.75% 10/1/33 (j)	138,001	139,207
3.75% 1/1/34 (j)	137,134	138,767
3.785% 6/1/34 (j)	694,826	706,551
3.807% 4/1/33 (j)	352,604	355,566
3.843% 10/1/33 (j)	3,374,691	3,425,423
3.907% 5/1/33 (j)	41,944	42,521
4% 8/1/18	2,691,426	2,650,431
4.073% 10/1/18 (j)	89,867	90,888
4.172% 1/1/35 (j)	311,566	317,930
4.175% 4/1/33 (j)	23,415	23,744
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.237% 1/1/34 (j)	$ 370,715	$ 375,272
4.25% 2/1/35 (j)	151,280	154,600
4.264% 10/1/33 (j)	58,626	59,575
4.288% 6/1/33 (j)	66,876	67,963
4.302% 3/1/33 (j)	66,817	68,154
4.33% 4/1/35 (j)	66,425	67,434
4.344% 1/1/35 (j)	167,065	171,011
4.347% 3/1/35 (j)	117,256	119,093
4.358% 2/1/34 (j)	280,778	284,498
4.365% 8/1/33 (j)	233,311	235,470
4.373% 5/1/35 (j)	119,868	122,115
4.373% 5/1/35 (j)	91,954	93,275
4.391% 2/1/35 (j)	242,855	248,680
4.413% 12/1/33 (j)	6,101,766	6,239,361
4.418% 8/1/34 (j)	393,308	398,656
4.424% 3/1/33 (j)	97,717	99,934
4.434% 3/1/35 (j)	230,629	236,325
4.449% 1/1/35 (j)	150,765	153,564
4.482% 3/1/35 (j)	487,545	500,168
4.5% 4/1/20 to 3/1/35	2,055,024	2,001,580
4.503% 2/1/35 (j)	2,048,041	2,075,374
4.505% 3/1/35 (j)	472,927	484,765
4.524% 1/1/35 (j)	149,962	151,308
4.531% 5/1/35 (j)	377,875	385,511
4.532% 7/1/35 (j)	453,220	458,783
4.559% 11/1/34 (j)	408,615	418,050
4.561% 2/1/35 (j)	45,012	45,980
4.565% 2/1/35 (j)	1,480,502	1,518,157
4.569% 10/1/35 (j)	58,587	59,363
4.575% 7/1/35 (j)	507,864	512,466
4.584% 2/1/35 (j)	88,089	90,243
4.599% 2/1/35 (j)	392,565	402,611
4.627% 2/1/35 (j)	3,726,328	3,822,911
4.664% 11/1/34 (j)	481,144	492,896
4.685% 3/1/35 (j)	35,559	36,305
4.694% 10/1/34 (j)	493,779	505,367
4.716% 7/1/34 (j)	387,363	396,242
4.722% 12/1/34 (j)	312,687	320,283
4.768% 12/1/34 (j)	126,914	129,957
4.778% 3/1/35 (j)	845,717	862,744
4.795% 2/1/35 (j)	580,361	586,723
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.804% 11/1/34 (j)	$ 392,268	$ 401,613
4.807% 6/1/35 (j)	586,498	594,898
4.858% 10/1/34 (j)	1,636,622	1,677,770
4.885% 10/1/35 (j)	322,351	326,594
4.947% 8/1/34 (j)	1,316,367	1,348,604
5.016% 7/1/34 (j)	68,546	70,102
5.017% 7/1/34 (j)	3,713,590	3,776,468
5.04% 5/1/35 (j)	758,675	771,942
5.059% 9/1/34 (j)	1,080,502	1,107,255
5.07% 2/1/33 (j)	168,721	170,992
5.083% 9/1/34 (j)	136,663	140,062
5.095% 8/1/34 (j)	104,477	105,832
5.11% 1/1/36 (j)	1,021,860	1,040,495
5.133% 5/1/35 (j)	508,267	523,602
5.135% 3/1/35 (j)	67,757	69,643
5.156% 5/1/35 (j)	1,500,470	1,545,638
5.173% 8/1/33 (j)	179,527	183,026
5.195% 5/1/35 (j)	1,632,004	1,683,801
5.195% 6/1/35 (j)	542,821	552,687
5.2% 4/1/36 (j)	2,071,106	2,112,820
5.218% 2/1/35 (j)	43,451	43,866
5.25% 11/1/36 (j)	551,885	564,264
5.309% 12/1/34 (j)	180,832	185,581
5.315% 7/1/35 (j)	67,378	68,615
5.334% 2/1/36 (j)	196,654	200,123
5.462% 2/1/36 (j)	2,539,637	2,626,708
5.5% 9/1/10 to 12/1/14	2,187,467	2,247,844
5.524% 11/1/36 (j)	1,040,119	1,064,127
5.597% 1/1/36 (j)	772,766	800,199
5.638% 7/1/37 (j)	414,759	427,358
5.802% 1/1/36 (j)	527,808	544,794
5.82% 7/1/46 (j)	4,374,636	4,535,950
5.825% 3/1/36 (j)	1,611,760	1,671,194
6% 5/1/16 to 4/1/17	754,778	786,058
6.03% 4/1/36 (j)	309,629	321,046
6.224% 6/1/36 (j)	149,384	153,130
6.307% 4/1/36 (j)	285,456	295,982
6.5% 12/1/13 to 3/1/35	13,822,147	14,451,122
6.56% 9/1/36 (j)	2,032,462	2,107,409
7% 2/1/09 to 6/1/33	1,752,219	1,860,484
7.5% 8/1/17 to 9/1/28	640,205	694,437
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
8.5% 6/1/11 to 9/1/25	$ 104,869	$ 114,911
9.5% 2/1/25	18,807	20,789
10.5% 8/1/20	19,801	23,402
11% 8/1/15	70,518	74,186
12.5% 12/1/13 to 4/1/15	11,820	13,987
TOTAL FANNIE MAE		88,204,011
Freddie Mac - 1.6%
4.174% 1/1/34 (j)	1,556,488	1,573,496
4.299% 12/1/34 (j)	190,596	194,306
4.329% 2/1/35 (j)	303,190	307,942
4.329% 3/1/35 (j)	321,510	328,174
4.375% 2/1/35 (j)	388,928	397,090
4.38% 3/1/35 (j)	152,950	155,175
4.41% 6/1/35 (j)	243,188	246,299
4.419% 3/1/35 (j)	213,305	217,979
4.42% 2/1/34 (j)	162,346	163,499
4.449% 3/1/35 (j)	221,350	226,245
4.536% 2/1/35 (j)	369,406	377,888
4.627% 1/1/35 (j)	310,212	315,537
5.032% 4/1/35 (j)	810,866	824,786
5.061% 3/1/33 (j)	49,552	50,744
5.131% 4/1/35 (j)	948,825	974,547
5.529% 1/1/36 (j)	1,164,305	1,200,133
5.762% 10/1/35 (j)	267,242	275,559
5.848% 6/1/36 (j)	356,597	368,338
6.027% 6/1/36 (j)	344,102	355,254
6.03% 7/1/37 (j)	1,826,945	1,878,118
6.093% 4/1/36 (j)	549,242	568,347
6.1% 6/1/36 (j)	323,394	334,461
6.697% 10/1/36 (j)	1,903,901	1,973,285
6.733% 1/1/37 (j)	2,653,968	2,751,833
6.845% 10/1/36 (j)	2,496,634	2,571,645
8.5% 9/1/24 to 8/1/27	82,498	91,264
10% 5/1/09	439	444
10.5% 5/1/21	6,473	6,686
11% 12/1/11	957	1,020
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
11.5% 10/1/15	$ 5,762	$ 6,657
11.75% 10/1/10	6,077	6,570
TOTAL FREDDIE MAC		18,743,321
Government National Mortgage Association - 3.3%
5.25% 7/20/34 (j)	460,726	468,139
5.5% 3/1/38 (d)	3,000,000	3,068,363
5.5% 3/20/38 (d)	12,000,000	12,273,450
5.5% 3/20/38 (d)	13,000,000	13,296,238
5.5% 3/20/38 (d)	10,000,000	10,227,875
7% 7/15/28 to 11/15/28	477,751	507,992
7.5% 2/15/28 to 10/15/28	8,303	8,910
8% 6/15/24 to 10/15/24	7,240	7,935
8.5% 4/15/17 to 10/15/21	102,765	114,656
11% 7/20/19 to 8/20/19	5,065	6,061
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		39,979,619
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $143,983,344)		146,926,951
Asset-Backed Securities - 0.8%

Advanta Business Card Master Trust Series 2007-D1 Class D, 4.5138% 1/22/13 (c)(j)	1,420,000	1,204,528
AmeriCredit Automobile Receivables Trust Series 2006-1 Class E1, 6.62% 5/6/13 (c)	349,838	227,394
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 3.885% 2/25/35 (j)	570,000	433,447
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	245,000	249,544
Class C, 5.77% 5/20/10 (c)	235,000	233,393
Class D, 6.15% 4/20/11 (c)	400,000	396,108
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 5.135% 8/25/36 (c)(j)	215,000	15,837
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	715,000	622,050
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	850,000	691,515
Series 2006-C Class D, 6.89% 5/15/13 (c)	585,000	565,330
Series 2007-A Class D, 7.05% 12/15/13 (c)	310,000	280,066
Asset-Backed Securities - continued
	Principal Amount	Value
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	$ 890,473	$ 861,951
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(j)	142,877	85,726
Long Beach Mortgage Loan Trust Series 2006-7 Class M11, 3.185% 8/25/36 (j)	1,000,000	42,612
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (c)(j)	1,695,000	1,646,862
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	1,045,000	951,264
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 5.635% 3/25/36 (c)(j)	700,000	46,419
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	955,000	775,605
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 5.635% 10/25/36 (c)(j)	825,000	64,132
TOTAL ASSET-BACKED SECURITIES (Cost $12,677,574)		9,393,783
Collateralized Mortgage Obligations - 3.8%

Private Sponsor - 0.5%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3545% 2/25/37 (j)	150,743	149,966
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6214% 11/25/34 (j)	663,352	655,814
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0039% 7/25/35 (j)	692,504	685,928
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.9019% 10/25/35 (j)	1,474,016	1,442,083
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 6.015% 7/10/35 (c)(j)	729,217	757,445
Series 2003-CB1:
Class B4, 4.815% 6/10/35 (c)(j)	682,744	619,030
Class B5, 5.415% 6/10/35 (c)(j)	464,266	415,445
Class B6, 5.915% 6/10/35 (c)(j)	277,649	238,681
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 5.635% 12/25/36 (c)(j)	650,000	53,988
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.334% 7/25/35 (j)	$ 203,125	$ 200,238
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (j)	395,660	395,382
TOTAL PRIVATE SPONSOR		5,614,000
U.S. Government Agency - 3.3%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 3.385% 10/25/35 (j)	4,601,770	4,561,511
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	1,190,705	1,223,947
Series 2002-9 Class PC, 6% 3/25/17	211,790	219,384
Series 2003-84 Class GC, 4.5% 5/25/15	1,540,000	1,561,042
Series 2005-67 Class HD, 5.5% 12/25/30	2,835,000	2,929,260
Series 2006-4 Class PB, 6% 9/25/35	2,679,999	2,788,404
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	751,396	772,538
Series 2004-3 Class BA, 4% 7/25/17	124,152	124,828
Series 2004-45 Class AV, 4.5% 10/25/22	787,135	783,608
Series 2004-86 Class KC, 4.5% 5/25/19	553,913	560,823
Series 2004-91 Class AH, 4.5% 5/25/29	1,169,673	1,181,973
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	1,243,595	1,293,175
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	799,685	832,475
Series 2363 Class PF, 6% 9/15/16	1,097,020	1,141,259
Series 2702 Class WB, 5% 4/15/17	2,480,000	2,523,700
Series 2952 Class EC, 5.5% 11/15/28	2,785,000	2,876,918
Series 3018 Class UD, 5.5% 9/15/30	1,735,000	1,794,949
Series 3033 Class UD, 5.5% 10/15/30	1,075,000	1,112,891
Series 3049 Class DB, 5.5% 6/15/31	2,495,000	2,558,650
Series 3117 Class PC, 5% 6/15/31	4,000,000	4,104,317
sequential payer:
Series 2528 Class HN, 5% 11/15/17	1,515,000	1,543,466
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2777 Class AB, 4.5% 6/15/29	$ 2,700,654	$ 2,731,627
Series 2809 Class UA, 4% 12/15/14	514,091	518,089
TOTAL U.S. GOVERNMENT AGENCY		39,738,834
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,756,493)		45,352,834
Commercial Mortgage Securities - 1.3%

Bear Stearns Commercial Mortgage Securities Trust Series 2003-T12 Class X2, 0.6867% 8/13/39 (c)(j)(l)	5,075,475	70,252
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	2,251,530	2,226,875
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	3,000,000	2,845,634
Credit Suisse Commercial Mortgage Trust Series 2007-C2 Class A1, 5.269% 1/15/49	548,374	542,857
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	3,701,533	3,725,881
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8734% 10/16/23 (j)	57,600	58,599
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer:
Series 2003-47 Class C, 4.227% 10/16/27	2,198,967	2,219,535
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	3,042,653
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8335% 12/10/41 (j)(l)	10,826,622	186,690
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	342,693	340,162
Series 2007-C2 Class A1, 5.226% 2/15/40	430,275	425,806
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $15,975,672)		15,684,944
Fixed-Income Funds - 49.8%
	Shares	Value
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	703,790	$ 63,291,861
Fidelity 2-5 Year Duration Securitized Bond Central Fund (k)	1,092,040	101,679,852
Fidelity Corporate Bond 1-10 Year Central Fund (k)	2,987,685	299,545,287
Fidelity Corporate Bond 1-5 Year Central Fund (k)	187,611	18,937,437
Fidelity Specialized High Income Central Fund (k)	244,311	23,307,235
Fidelity Ultra-Short Central Fund (k)	1,053,506	90,380,296
TOTAL FIXED-INCOME FUNDS (Cost $628,260,150)		597,141,968
Cash Equivalents - 18.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	115,210,507	115,180,000
(Collateralized by U.S. Government Obligations) # (a)	102,227,083	102,200,000
TOTAL CASH EQUIVALENTS (Cost $217,380,000)		217,380,000
TOTAL INVESTMENT PORTFOLIO - 114.1% (Cost $1,383,122,854)		1,366,680,615
NET OTHER ASSETS - (14.1)%		(168,593,179)
NET ASSETS - 100%		$ 1,198,087,436
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 409,000	(94,002)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	142,860	(37,450)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.635% 8/25/34

	Sept. 2034	$ 119,548	$ (53,480)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	175,868	(50,532)
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	900,000	40,595
Receive from Deutsche Bank upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	200,000	1,877
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	400,000	1,260
Receive from Lehman Brothers, Inc. upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	200,000	1,877
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	400,000	2,011
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	$ 600,000	$ 1,307
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	1,500,000	(1,117,500)
Receive monthly notional amount multiplied by .52% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34	Oct. 2034	1,900,000	(616,880)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	600,000	(224,155)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	250,290	(26,920)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	600,000	(267,312)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	409,000	(154,278)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 409,000	$ (54,350)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	370,000	(198,286)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	409,000	(218,940)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36	Sept. 2036	1,000,000	(904,278)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	279,755	(129,614)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	36,015	(30,594)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34

	March 2034	$ 85,922	$ (27,018)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	38,517	(32,223)
Receive monthly notional amount multiplied by 2.7% and pay Merrill Lynch, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.4606% 5/25/35	June 2035	2,410,000	(1,527,294)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	700,000	(333,194)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	409,000	(143,079)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	700,000	(582,140)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	700,000	(472,390)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (g)

	June 2010	$ 10,000,000	$ (282,614)
Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Goldman Sachs, upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (h)	Dec. 2010	15,000,000	(499,046)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (f)	March 2010	6,373,600	(132,950)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	1,400,000	(61,461)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	1,405,000	(58,222)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	900,000	(42,258)
TOTAL CREDIT DEFAULT SWAPS		51,432,375	(8,323,533)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.475% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Jan. 2013	$ 50,000,000	$ 310,450
Receive semi-annually a fixed rate equal to 4.795% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2011	15,000,000	921,579
Receive semi-annually a fixed rate equal to 4.9375% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2012	25,000,000	2,016,365
Receive semi-annually a fixed rate equal to 5.022% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2011	20,000,000	1,674,866
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	30,000,000	2,268,724
TOTAL INTEREST RATE SWAPS		140,000,000	7,191,984
		$ 191,432,375	$ (1,131,549)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,500,501 or 2.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,295,626.
(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$115,180,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 4,690,437
Banc of America Securities LLC	7,501,506
Bank of America, NA	11,257,050
Barclays Capital, Inc.	56,119,920
ING Financial Markets LLC	11,689,857
J.P. Morgan Securities, Inc.	3,752,350
Societe Generale, New York Branch	9,849,918
UBS Securities LLC	9,380,875
WestLB AG	938,087
$ 115,180,000
$102,200,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 58,216,783
Bank of America, NA	36,385,490
Barclays Capital, Inc.	7,597,727
$ 102,200,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 2,540,907
Fidelity 2-5 Year Duration Securitized Bond Central Fund	3,834,704
Fidelity Corporate Bond 1-10 Year Central Fund	9,969,220
Fidelity Corporate Bond 1-5 Year Central Fund	571,634
Fidelity Specialized High Income Central Fund	826,024
Fidelity Ultra-Short Central Fund	4,795,016
Total	$ 22,537,505
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 116,678,845	$ 2,540,907	$ 50,523,335	$ 63,291,861	3.3%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	154,867,605	3,834,704	51,902,896	101,679,852	3.1%
Fidelity Corporate Bond 1-10 Year Central Fund	389,723,224	9,969,220	104,780,510	299,545,287	3.9%
Fidelity Corporate Bond 1-5 Year Central Fund	25,963,647	571,634	7,989,467	18,937,437	2.8%
Fidelity Specialized High Income Central Fund	22,875,519	826,024	-	23,307,235	6.5%
Fidelity Ultra-Short Central Fund	218,046,027	7,770,821	118,757,000	90,380,296	1.3%
Total	$ 928,154,867	$ 25,513,310	$ 333,953,208	$ 597,141,968
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	90.0%
United Kingdom	2.8%
Canada	1.1%
Luxembourg	1.1%
Cayman Islands	1.0%
Others (individually less than 1%)	4.0%
100.0%
Income Tax Information
At August 31, 2007, the fund had a capital loss carryforward of approximately $8,055,126 all of which will expire on August 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $99,915,610 and repurchase agreements of $217,380,000) - See accompanying schedule: Unaffiliated issuers (cost $754,862,704)	$ 769,538,647
Fidelity Central Funds (cost $628,260,150)	597,141,968
Total Investments (cost $1,383,122,854)		$ 1,366,680,615
Receivable for investments sold		17,349,256
Receivable for swap agreements		25,279
Receivable for fund shares sold		1,236,687
Interest receivable		3,072,669
Distributions receivable from Fidelity Central Funds		2,503,624
Prepaid expenses		3,895
Total assets		1,390,872,025

Liabilities
Payable to custodian bank	$ 75,624
Payable for investments purchased Regular delivery	2,195,353
Delayed delivery	83,957,461
Payable for fund shares redeemed	2,124,846
Distributions payable	268,244
Swap agreements, at value	1,131,549
Accrued management fee	313,096
Distribution fees payable	217,482
Other affiliated payables	226,806
Other payables and accrued expenses	74,128
Collateral on securities loaned, at value	102,200,000
Total liabilities		192,784,589

Net Assets		$ 1,198,087,436
Net Assets consist of:
Paid in capital		$ 1,231,112,064
Undistributed net investment income		441,201
Accumulated undistributed net realized gain (loss) on investments		(16,256,585)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(17,209,244)
Net Assets		$ 1,198,087,436

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 29, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($262,161,950 ÷ 24,428,860 shares)	$ 10.73

Maximum offering price per share (100/97.25 of $10.73)	$ 11.03
Class T: Net Asset Value and redemption price per share ($472,756,530 ÷ 44,030,951 shares)	$ 10.74

Maximum offering price per share (100/97.25 of $10.74)	$ 11.04
Class B: Net Asset Value and offering price per share ($19,543,425 ÷ 1,822,888 shares)A	$ 10.72

Class C: Net Asset Value and offering price per share ($60,693,663 ÷ 5,665,941 shares)A	$ 10.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($382,931,868 ÷ 35,604,698 shares)	$ 10.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 29, 2008 (Unaudited)

Investment Income
Interest		$ 14,263,807
Income from Fidelity Central Funds		22,537,505
Total income		36,801,312

Expenses
Management fee	$ 2,225,054
Transfer agent fees	1,345,339
Distribution fees	1,314,871
Accounting and security lending fees	248,070
Custodian fees and expenses	16,690
Independent trustees' compensation	3,068
Registration fees	54,457
Audit	43,542
Legal	4,440
Miscellaneous	5,405
Total expenses before reductions	5,260,936
Expense reductions	(25,161)	5,235,775
Net investment income		31,565,537
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,204,531
Fidelity Central Funds	(19,005,117)
Swap agreements	4,505,032
Total net realized gain (loss)		(1,295,554)
Change in net unrealized appreciation (depreciation) on: Investment securities	15,024,140
Swap agreements	2,329,279
Total change in net unrealized appreciation (depreciation)		17,353,419
Net gain (loss)		16,057,865
Net increase (decrease) in net assets resulting from operations		$ 47,623,402

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 31,565,537	$ 71,163,315
Net realized gain (loss)	(1,295,554)	(8,356,241)
Change in net unrealized appreciation (depreciation)	17,353,419	(17,755,133)
Net increase (decrease) in net assets resulting from operations	47,623,402	45,051,941
Distributions to shareholders from net investment income	(34,278,290)	(67,133,368)
Share transactions - net increase (decrease)	(371,180,365)	92,477,521
Total increase (decrease) in net assets	(357,835,253)	70,396,094

Net Assets
Beginning of period	1,555,922,689	1,485,526,595
End of period (including undistributed net investment income of $441,201 and undistributed net investment income of $3,153,954, respectively)	$ 1,198,087,436	$ 1,555,922,689

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.78	$ 10.87	$ 11.34	$ 11.32	$ 11.06	$ 11.01
Income from Investment Operations
Net investment income E	.234	.487	.385	.397	.385	.420	.521
Net realized and unrealized gain (loss)	.111	(.167)	(.043)	(.338)	.120	.254	.055
Total from investment operations	.345	.320	.342	.059	.505	.674	.576
Distributions from net investment income	(.255)	(.460)	(.382)	(.379)	(.385)	(.414)	(.526)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-	-
Total distributions	(.255)	(.460)	(.432)	(.529)	(.485)	(.414)	(.526)
Net asset value, end of period	$ 10.73	$ 10.64	$ 10.78	$ 10.87	$ 11.34	$ 11.32	$ 11.06
Total Return B,C,D	3.27%	2.99%	3.23%	.54%	4.58%	6.16%	5.44%
Ratios to Average Net Assets F,I
Expenses before reductions	.85% A	.79%	.75% A	.81%	.84%	.81%	.83%
Expenses net of fee waivers, if any	.85% A	.79%	.75% A	.81%	.84%	.81%	.83%
Expenses net of all reductions	.84% A	.78%	.74% A	.80%	.84%	.81%	.82%
Net investment income	4.39% A	4.52%	4.30% A	3.60%	3.42%	3.72%	4.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 262,162	$ 255,591	$ 229,490	$ 219,441	$ 186,748	$ 166,701	$ 133,236
Portfolio turnover rate G	88% A	89% K	43% A	73%	96%	108%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.79	$ 10.88	$ 11.35	$ 11.32	$ 11.06	$ 11.02
Income from Investment Operations
Net investment income E	.235	.484	.377	.386	.374	.408	.508
Net realized and unrealized gain (loss)	.121	(.178)	(.043)	(.338)	.130	.253	.044
Total from investment operations	.356	.306	.334	.048	.504	.661	.552
Distributions from net investment income	(.256)	(.456)	(.374)	(.368)	(.374)	(.401)	(.512)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-	-
Total distributions	(.256)	(.456)	(.424)	(.518)	(.474)	(.401)	(.512)
Net asset value, end of period	$ 10.74	$ 10.64	$ 10.79	$ 10.88	$ 11.35	$ 11.32	$ 11.06
Total Return B,C,D	3.38%	2.85%	3.15%	.43%	4.56%	6.03%	5.21%
Ratios to Average Net Assets F,I
Expenses before reductions	.82% A	.82%	.84% A	.91%	.95%	.93%	.95%
Expenses net of fee waivers, if any	.82% A	.82%	.84% A	.91%	.95%	.93%	.95%
Expenses net of all reductions	.82% A	.82%	.83% A	.91%	.95%	.93%	.95%
Net investment income	4.42% A	4.48%	4.21% A	3.49%	3.32%	3.60%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 472,757	$ 503,737	$ 563,677	$ 622,245	$ 680,947	$ 711,263	$ 684,618
Portfolio turnover rate G	88% A	89% K	43% A	73%	96%	108%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.77	$ 10.86	$ 11.33	$ 11.31	$ 11.05	$ 11.01
Income from Investment Operations
Net investment income E	.197	.409	.316	.310	.295	.331	.436
Net realized and unrealized gain (loss)	.111	(.169)	(.043)	(.338)	.120	.253	.044
Total from investment operations	.308	.240	.273	(.028)	.415	.584	.480
Distributions from net investment income	(.218)	(.380)	(.313)	(.292)	(.295)	(.324)	(.440)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-	-
Total distributions	(.218)	(.380)	(.363)	(.442)	(.395)	(.324)	(.440)
Net asset value, end of period	$ 10.72	$ 10.63	$ 10.77	$ 10.86	$ 11.33	$ 11.31	$ 11.05
Total Return B,C,D	2.92%	2.24%	2.57%	(.25) %	3.75%	5.32%	4.52%
Ratios to Average Net Assets F,I
Expenses before reductions	1.53% A	1.52%	1.52% A	1.61%	1.66%	1.60%	1.61%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.52% A	1.60%	1.65%	1.60%	1.61%
Expenses net of all reductions	1.53% A	1.52%	1.52% A	1.60%	1.65%	1.60%	1.61%
Net investment income	3.71% A	3.78%	3.52% A	2.80%	2.62%	2.92%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,543	$ 22,609	$ 46,344	$ 73,017	$ 118,751	$ 154,697	$ 178,062
Portfolio turnover rate G	88% A	89% K	43% A	73%	96%	108%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.76	$ 10.85	$ 11.32	$ 11.30	$ 11.04	$ 11.00
Income from Investment Operations
Net investment income E	.194	.400	.308	.301	.289	.322	.428
Net realized and unrealized gain (loss)	.111	(.167)	(.042)	(.337)	.120	.254	.044
Total from investment operations	.305	.233	.266	(.036)	.409	.576	.472
Distributions from net investment income	(.215)	(.373)	(.306)	(.284)	(.289)	(.316)	(.432)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-	-
Total distributions	(.215)	(.373)	(.356)	(.434)	(.389)	(.316)	(.432)
Net asset value, end of period	$ 10.71	$ 10.62	$ 10.76	$ 10.85	$ 11.32	$ 11.30	$ 11.04
Total Return B,C,D	2.90%	2.18%	2.51%	(.33)%	3.70%	5.26%	4.45%
Ratios to Average Net Assets F,I
Expenses before reductions	1.59% A	1.59%	1.60% A	1.67%	1.70%	1.67%	1.68%
Expenses net of fee waivers, if any	1.59% A	1.59%	1.60% A	1.67%	1.70%	1.67%	1.68%
Expenses net of all reductions	1.59% A	1.58%	1.60% A	1.67%	1.70%	1.67%	1.68%
Net investment income	3.65% A	3.72%	3.45% A	2.73%	2.57%	2.86%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,694	$ 58,693	$ 63,946	$ 74,522	$ 91,149	$ 113,849	$ 98,158
Portfolio turnover rate G	88% A	89% K	43% A	73%	96%	108%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 G	2005 I	2004 I	2003 I	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.80	$ 10.89	$ 11.36	$ 11.34	$ 11.08	$ 11.03
Income from Investment Operations
Net investment income D	.252	.513	.401	.417	.400	.437	.539
Net realized and unrealized gain (loss)	.119	(.169)	(.043)	(.339)	.122	.254	.053
Total from investment operations	.371	.344	.358	.078	.522	.691	.592
Distributions from net investment income	(.271)	(.484)	(.398)	(.398)	(.402)	(.431)	(.542)
Distributions from net realized gain	-	-	(.050)	(.150)	(.100)	-	-
Total distributions	(.271)	(.484)	(.448)	(.548)	(.502)	(.431)	(.542)
Net asset value, end of period	$ 10.76	$ 10.66	$ 10.80	$ 10.89	$ 11.36	$ 11.34	$ 11.08
Total Return B,C	3.52%	3.22%	3.37%	.71%	4.72%	6.30%	5.59%
Ratios to Average Net Assets E,H
Expenses before reductions	.54% A	.55%	.57% A	.63%	.70%	.66%	.67%
Expenses net of fee waivers, if any	.54% A	.55%	.57% A	.63%	.70%	.66%	.67%
Expenses net of all reductions	.53% A	.55%	.57% A	.63%	.70%	.66%	.67%
Net investment income	4.70% A	4.75%	4.48% A	3.77%	3.57%	3.87%	4.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 382,932	$ 715,292	$ 582,070	$ 465,201	$ 269,727	$ 155,302	$ 114,546
Portfolio turnover rate F	88% A	89% J	43% A	73%	96%	108%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I For the period ended October 31. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment- grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment- grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment- grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment- grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income- producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

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Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,905,822
Unrealized depreciation	(37,004,483)
Net unrealized appreciation (depreciation)	$ (16,098,661)
Cost for federal income tax purposes	$ 1,382,779,276

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a no-tional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $65,287,976 and $342,853,091, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 320,285	$ -
Class T	0%	.25%	609,545	-
Class B	.65%	.25%	91,013	65,732
Class C	.75%	.25%	294,028	-
			$ 1,314,871	$ 65,732

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,098
Class T	8,857
Class B*	12,825
Class C*	3,159
$ 36,939

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 287,575.23
Class T	484,614.20
Class B	25,310.25
Class C	62,788.21
Institutional Class	485,052.17
	$ 1,345,339

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,810 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $513,010.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,543. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 8,283
Class T	7,696
Class C	954
Institutional Class	6,685
$ 23,618

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2008	Year ended August 31, 2007
From net investment income
Class A	$ 6,098,390	$ 10,370,477
Class T	11,661,736	22,730,353
Class B	412,996	1,169,158
Class C	1,182,505	2,124,376
Institutional Class	14,922,663	30,739,004
Total	$ 34,278,290	$ 67,133,368

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2008	Year ended August 31, 2007	Six months ended February 29, 2008	Year ended August 31, 2007
Class A
Shares sold	4,357,113	10,574,585	$ 46,639,267	$ 114,058,074
Reinvestment of distributions	496,146	820,864	5,305,048	8,855,890
Shares redeemed	(4,454,610)	(8,653,270)	(47,618,018)	(93,273,700)
Net increase (decrease)	398,649	2,742,179	$ 4,326,297	$ 29,640,264
Class T
Shares sold	6,353,318	13,148,613	$ 68,098,707	$ 141,957,847
Reinvestment of distributions	1,032,174	1,987,509	11,042,142	21,458,242
Shares redeemed	(10,692,651)	(20,062,229)	(114,457,267)	(216,499,859)
Net increase (decrease)	(3,307,159)	(4,926,107)	$ (35,316,418)	$ (53,083,770)
Class B
Shares sold	366,890	600,059	$ 3,931,765	$ 6,457,505
Reinvestment of distributions	33,952	92,579	362,663	999,355
Shares redeemed	(705,544)	(2,868,103)	(7,538,930)	(30,956,416)
Net increase (decrease)	(304,702)	(2,175,465)	$ (3,244,502)	$ (23,499,556)
Class C
Shares sold	820,667	1,488,943	$ 8,789,241	$ 16,006,140
Reinvestment of distributions	90,835	163,983	969,423	1,766,938
Shares redeemed	(773,712)	(2,066,746)	(8,264,722)	(22,267,059)
Net increase (decrease)	137,790	(413,820)	$ 1,493,942	$ (4,493,981)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 29, 2008	Year ended August 31, 2007	Six months ended February 29, 2008	Year ended August 31, 2007
Institutional Class
Shares sold	3,399,817	19,511,051	$ 36,412,216	$ 211,209,559
Reinvestment of distributions	1,328,051	2,781,278	14,219,162	30,063,141
Shares redeemed	(36,234,015)	(9,069,558)	(389,071,062)	(97,358,136)
Net increase (decrease)	(31,506,147)	13,222,771	$ (338,439,684)	$ 143,914,564

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

LTBI-USAN-0408
1.784889.105

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Class A
Actual	$ 1,000.00	$ 1,007.20	$ 4.24
HypotheticalA	$ 1,000.00	$ 1,020.64	$ 4.27
Class T
Actual	$ 1,000.00	$ 1,007.30	$ 4.14
HypotheticalA	$ 1,000.00	$ 1,020.74	$ 4.17
Class B
Actual	$ 1,000.00	$ 1,004.00	$ 7.52
HypotheticalA	$ 1,000.00	$ 1,017.35	$ 7.57
Class C
Actual	$ 1,000.00	$ 1,003.50	$ 7.97
HypotheticalA	$ 1,000.00	$ 1,016.91	$ 8.02
Fidelity Mortgage Securities Fund
Actual	$ 1,000.00	$ 1,009.20	$ 2.25
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,008.80	$ 2.70
HypotheticalA	$ 1,000.00	$ 1,022.18	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.85%
Class T	.83%
Class B	1.51%
Class C	1.60%
Fidelity Mortgage Securities Fund	.45%
Institutional Class	.54%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Coupon Distribution as of February 29, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	0.7	0.9
3 - 3.99%	10.5	1.7
4 - 4.99%	11.2	10.7
5 - 5.99%	35.5	48.4
6 - 6.99%	35.2	30.1
7 - 7.99%	4.4	4.3
8% and over	0.9	0.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 29, 2008
6 months ago
Years	5.4	4.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	3.5	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008 *		As of August 31, 2007 **
	Mortgage Securities 92.5%		Mortgage Securities 82.3%
	Corporate Bonds 0.9%		Corporate Bonds 2.8%
	CMOs and Other Mortgage Related Securities 32.7%		CMOs and Other Mortgage Related Securities 32.9%
	U.S. Treasury Obligations 0.0%		U.S. Treasury Obligations 2.7%
	U.S. Government Agency Obligations 0.0%		U.S. Government Agency Obligations 0.4%
	Asset-Backed Securities 8.9%		Asset-Backed Securities 13.8%
	Short-Term Investments and Net Other Assets (dagger)(35.0)%		Short-Term Investments and Net Other Assets (dagger)(34.9)%
* Foreign investments	4.8%	** Foreign investments	6.4%
* Futures and Swaps	(0.4)%	** Futures and Swaps	13.7%

(dagger)Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 92.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 48.6%
3.593% 9/1/33 (g)	$ 734	$ 742
3.718% 6/1/33 (g)	2,312	2,343
3.75% 10/1/33 (g)	207	209
3.777% 7/1/33 (g)	235	240
3.781% 6/1/33 (g)	2,554	2,574
3.798% 6/1/33 (g)	158	159
3.831% 5/1/34 (g)	1,705	1,723
3.862% 8/1/33 (g)	194	195
3.907% 5/1/33 (g)	67	68
3.957% 8/1/33 (g)	1,011	1,024
4.027% 3/1/34 (g)	4,409	4,459
4.066% 7/1/34 (g)	6,140	6,223
4.073% 10/1/18 (g)	144	145
4.114% 4/1/34 (g)	2,771	2,794
4.119% 5/1/34 (g)	2,344	2,370
4.172% 1/1/35 (g)	483	493
4.175% 4/1/33 (g)	38	39
4.184% 8/1/33 (g)	877	885
4.25% 2/1/35 (g)	227	232
4.279% 6/1/33 (g)	2,469	2,501
4.282% 2/1/34 (g)	213	216
4.287% 12/1/33 (g)	200	203
4.302% 3/1/33 (g)	105	107
4.313% 1/1/35 (g)	1,905	1,953
4.33% 4/1/35 (g)	95	96
4.344% 1/1/35 (g)	251	257
4.347% 3/1/35 (g)	176	179
4.358% 2/1/34 (g)	434	440
4.373% 5/1/35 (g)	188	192
4.373% 5/1/35 (g)	184	187
4.376% 1/1/34 (g)	1,937	1,956
4.391% 2/1/35 (g)	372	381
4.418% 8/1/34 (g)	607	615
4.434% 3/1/35 (g)	355	364
4.455% 8/1/35 (g)	3,273	3,303
4.5% 4/1/18 to 9/1/31	14,178	13,866
4.524% 1/1/35 (g)	231	233
4.531% 5/1/35 (g)	583	595
4.532% 7/1/35 (g)	706	715
4.561% 2/1/35 (g)	75	77
4.569% 1/1/35 (g)	1,889	1,937
4.584% 2/1/35 (g)	139	143
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.6% 1/1/20 (g)	$ 1,092	$ 1,120
4.647% 4/1/33 (g)	911	927
4.682% 9/1/34 (g)	2,973	3,051
4.692% 8/1/35 (g)	1,041	1,056
4.702% 8/1/35 (g)	1,145	1,161
4.716% 7/1/34 (g)	603	616
4.716% 2/1/35 (g)	1,448	1,487
4.768% 12/1/34 (g)	201	206
4.791% 12/1/35 (g)	1,068	1,084
4.832% 10/1/34 (g)	2,065	2,114
4.836% 9/1/34 (g)	2,065	2,115
4.845% 1/1/35 (g)	741	758
4.854% 7/1/35 (g)	1,314	1,352
4.889% 4/1/33 (g)	2,117	2,170
4.932% 8/1/34 (g)	1,994	2,043
4.939% 7/1/35 (g)	53	55
4.952% 3/1/35 (g)	1,104	1,135
5% 9/1/16 to 1/1/21	19,504	19,832
5% 3/1/38 (b)(c)	15,000	14,778
5% 3/1/38 (b)	10,000	9,852
5% 3/12/38 (b)	40,000	39,408
5% 3/12/38 (b)	24,000	23,645
5.04% 5/1/35 (g)	1,166	1,186
5.055% 1/1/37 (g)	1,404	1,438
5.087% 7/1/34 (g)	485	497
5.118% 3/1/34 (g)	3,494	3,573
5.123% 8/1/34 (g)	1,306	1,341
5.167% 3/1/36 (g)	3,255	3,365
5.195% 6/1/35 (g)	831	846
5.218% 2/1/35 (g)	68	68
5.22% 9/1/35 (g)	210	217
5.227% 11/1/32 (g)	559	573
5.25% 11/1/36 (g)	691	706
5.264% 12/1/36 (g)	663	678
5.304% 3/1/36 (g)	9,150	9,474
5.307% 7/1/35 (g)	777	818
5.312% 7/1/35 (g)	582	600
5.351% 1/1/32 (g)	214	217
5.353% 1/1/36 (g)	2,430	2,476
5.368% 6/1/36 (g)	1,970	2,032
5.368% 3/1/37 (g)	4,573	4,684
5.378% 2/1/37 (g)	646	663
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.459% 2/1/37 (g)	$ 4,074	$ 4,190
5.489% 6/1/32 (g)	357	366
5.5% 1/1/09 to 7/1/37 (c)(e)	59,504	60,483
5.5% 3/1/38 (b)	15,000	15,098
5.5% 3/1/38 (b)	200	201
5.5% 3/1/38 (b)	23,000	23,150
5.538% 10/1/36 (g)	553	572
5.608% 1/1/35 (g)	3,272	3,328
5.663% 6/1/36 (g)	1,757	1,822
5.792% 3/1/36 (g)	3,731	3,868
5.798% 11/1/36 (g)	946	972
5.802% 1/1/36 (g)	652	673
5.812% 7/1/36 (g)	858	883
5.824% 12/1/35 (g)	2,471	2,511
5.83% 5/1/36 (g)	4,338	4,496
5.844% 4/1/36 (g)	465	482
5.854% 3/1/36 (g)	1,918	1,981
5.884% 9/1/36 (g)	1,044	1,071
5.894% 3/1/36 (g)	1,751	1,814
5.923% 5/1/36 (g)	1,827	1,894
5.966% 5/1/36 (g)	610	633
5.974% 9/1/36 (g)	1,121	1,158
6% 4/1/08 to 11/1/37 (e)	117,419	120,902
6% 3/1/23 (b)	28,000	28,916
6% 3/1/38 (b)(c)	9,800	10,017
6.01% 4/1/36 (g)	6,837	7,089
6.017% 1/1/35 (g)	2,592	2,641
6.027% 9/1/36 (g)	769	798
6.033% 9/1/36 (g)	1,206	1,244
6.069% 4/1/36 (g)	6,301	6,534
6.104% 3/1/37 (g)	1,027	1,065
6.158% 4/1/36 (g)	1,072	1,112
6.198% 5/1/37 (g)	84	87
6.224% 6/1/36 (g)	163	167
6.244% 8/1/46 (g)	323	333
6.27% 6/1/36 (g)	3,432	3,558
6.333% 5/1/36 (g)	1,462	1,516
6.447% 4/1/37 (g)	1,161	1,198
6.499% 12/1/36 (g)	206	213
6.5% 5/1/12 to 9/1/47 (d)	84,487	88,003
6.614% 12/1/36 (g)	286	297
6.834% 9/1/37 (g)	813	841
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.869% 9/1/37 (g)	$ 1,904	$ 1,974
6.918% 9/1/37 (g)	719	745
7% 12/1/15 to 7/1/37	14,107	14,963
7.267% 9/1/37 (g)	952	987
7.5% 8/1/22 to 5/1/37	15,826	16,869
8% 12/1/29 to 3/1/37	201	210
8.5% 1/1/16 to 7/1/31	244	270
9% 2/1/13 to 10/1/30	638	725
9.5% 11/1/09 to 8/1/22	101	113
11% 8/1/10	30	32
12.25% 5/1/15	20	23
12.5% 8/1/15 to 3/1/16	24	29
12.75% 2/1/15	4	5
13.5% 9/1/14	4	4
		667,976
Freddie Mac - 35.9%
3.759% 10/1/33 (g)	2,520	2,550
3.91% 6/1/34 (g)	378	383
4.004% 4/1/34 (g)	3,198	3,231
4.075% 6/1/33 (g)	3,032	3,075
4.171% 1/1/35 (g)	3,287	3,327
4.235% 3/1/34 (g)	1,766	1,783
4.299% 12/1/34 (g)	300	305
4.38% 3/1/35 (g)	235	238
4.41% 6/1/35 (g)	389	394
4.419% 3/1/35 (g)	338	345
4.42% 2/1/34 (g)	247	249
4.449% 3/1/35 (g)	339	347
4.5% 9/1/18 (e)	2,860	2,878
4.743% 3/1/34 (g)	3,319	3,354
4.786% 2/1/36 (g)	312	320
4.807% 3/1/35 (g)	602	616
4.893% 5/1/34 (g)	39	39
5% 6/1/18 to 1/1/37 (e)	28,051	27,737
5% 3/1/38 (b)	17,000	16,746
5.021% 4/1/35 (g)	141	145
5.032% 4/1/35 (g)	1,266	1,287
5.195% 12/1/33 (g)	1,967	1,992
5.275% 11/1/35 (g)	1,253	1,272
5.5% 6/1/09 to 11/1/33	30,563	31,137
5.5% 3/1/38 (b)(c)	42,000	42,258
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 3/1/38 (b)	$ 62,000	$ 62,381
5.542% 4/1/37 (g)	616	630
5.591% 1/1/37 (g)	2,242	2,295
5.762% 10/1/35 (g)	287	295
5.778% 3/1/37 (g)	2,461	2,521
5.794% 4/1/37 (g)	2,356	2,427
5.829% 5/1/37 (g)	713	732
5.845% 6/1/37 (g)	1,797	1,848
5.872% 11/1/31 (g)	98	100
5.946% 4/1/36 (g)	1,521	1,573
6% 5/1/16 to 7/1/37	33,783	34,762
6% 3/1/38 (b)	60,000	61,308
6% 3/1/38 (b)(c)	67,500	68,971
6.017% 6/1/36 (g)	739	763
6.128% 4/1/37 (g)	855	876
6.146% 10/1/36 (g)	155	160
6.189% 7/1/36 (g)	2,572	2,663
6.224% 5/1/36 (g)	614	635
6.254% 3/1/36 (g)	3,174	3,268
6.287% 12/1/36 (g)	1,090	1,127
6.342% 7/1/36 (g)	785	813
6.385% 12/1/36 (g)	1,820	1,872
6.417% 6/1/37 (g)	169	175
6.42% 10/1/36 (g)	3,959	4,087
6.5% 4/1/11 to 8/1/47 (e)	31,758	33,164
6.584% 10/1/36 (g)	6,222	6,447
6.605% 12/1/36 (g)	4,499	4,646
6.615% 7/1/36 (g)	3,158	3,268
6.618% 6/1/37 (g)	274	282
6.676% 6/1/36 (g)	560	578
6.691% 8/1/37 (g)	1,221	1,261
6.697% 10/1/36 (g)	2,025	2,099
6.733% 1/1/37 (g)	2,841	2,946
6.744% 9/1/36 (g)	8,131	8,416
6.845% 10/1/36 (g)	2,674	2,754
7% 6/1/21 to 5/1/37	9,413	9,922
7.224% 2/1/37 (g)	366	379
7.5% 3/1/08 to 4/1/37	12,439	13,393
7.581% 4/1/37 (g)	180	187
7.7% 8/1/36 (g)	15	16
8% 11/1/16 to 1/1/37	318	333
8.5% 7/1/09 to 9/1/20	53	59
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9% 3/1/09 to 5/1/21	$ 279	$ 312
10% 1/1/09 to 5/1/19	59	65
10.5% 8/1/10 to 2/1/16	6	6
12.5% 10/1/12 to 12/1/14	45	50
13% 12/1/13 to 6/1/15	91	105
		492,978
Government National Mortgage Association - 7.8%
5.5% 3/1/38 (b)	15,000	15,342
5.5% 3/1/38 (b)	25,000	25,570
5.5% 3/20/38 (b)	20,000	20,456
5.5% 3/20/38 (b)	30,000	30,684
6.5% 5/15/28 to 7/15/36	8,496	8,988
7% 2/15/24 to 7/15/32	3,862	4,095
7.5% 9/15/16 to 4/15/32	1,361	1,468
8% 6/15/21 to 12/15/25	516	565
8.5% 8/15/16 to 10/15/28	808	899
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	67	78
13.5% 7/15/11	3	4
		108,151
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,255,892)		1,269,105
Asset-Backed Securities - 5.9%

Accredited Mortgage Loan Trust Series 2006-1 Class A1, 3.195% 4/25/36 (g)	263	256
ACE Securities Corp. Home Equity Loan Trust:
Series 2005-HE6 Class A2B, 3.335% 10/25/35 (g)	376	375
Series 2006-HE3 Class A2A, 3.185% 6/25/36 (g)	356	353
Ameriquest Mortgage Securities, Inc.:
Series 2005-R10 Class A2B, 3.355% 12/25/35 (g)	680	629
Series 2006-M3 Class A2A, 3.185% 10/25/36 (g)	774	765
Argent Securities, Inc. Series 2006-M2 Class A2A, 3.185% 9/25/36 (g)	3,282	3,245
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE3 Class A3, 3.195% 3/25/36 (g)	80	78
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AQ2 Class M7, 4.785% 9/25/35 (g)	1,965	41
Series 2005-FR1 Class M1, 3.635% 6/25/35 (g)	600	543
Series 2007-AQ1 Class A1, 3.245% 11/25/36 (g)	1,132	1,083
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Asset Backed Securities I Trust: - continued
Series 2007-HE3 Class 1A1, 3.255% 4/25/37 (g)	$ 875	$ 849
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	858
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 3.185% 8/26/36 (g)	199	197
Series 2006-NC2 Class A2A, 3.175% 9/25/36 (g)	281	277
Series 2006-WF2 Class A2B, 5.735% 5/25/36	1,094	1,094
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 3.255% 1/25/37 (g)	104	101
Series 2007-11 Class 2A1, 3.195% 6/25/47 (g)	4,828	4,653
Series 2007-4 Class A1A, 3.255% 9/25/37 (g)	5,479	5,407
Series 2007-BC2 Class 2A1, 3.225% 6/25/37 (g)	1,015	983
Credit-Based Asset Servicing & Securitization Trust Series 2006-CB7 Class A2, 3.195% 10/25/36 (g)	613	599
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 3.245% 4/25/36 (g)	640	629
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	691
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	316
Fremont Home Loan Trust:
Series 2005-E Class 2A2, 3.305% 1/25/36 (g)	141	141
Series 2006-3 Class 2A1, 3.405% 2/25/37 (g)	64	64
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(g)	160	96
Series 2004-AR2 Class B1, 5.035% 8/25/34 (g)	796	439
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 4.935% 3/25/36 (g)	192	192
Helios Finance L.P. Series 2007-S1 Class B1, 4.6588% 10/20/14 (a)(g)	2,325	2,109
Holmes Master Issuer PLC Series 2006-1A Class 2C, 4.6475% 7/15/40 (a)(g)	490	435
Home Equity Asset Trust Series 2006-8 Class 2A1, 3.185% 3/25/37 (g)	84	82
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	217	217
Class A1B, 3.235% 7/25/36 (g)	1,709	1,688
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	9,223
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 3.685% 6/25/35 (g)	1,125	1,007
Series 2006-1 Class 2A2, 3.275% 2/25/36 (g)	487	483
Series 2006-2 Class 2A2, 3.265% 3/25/36 (g)	2,135	2,119
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust: - continued
Series 2006-4 Class 2A2, 3.235% 5/25/36 (g)	$ 545	$ 538
Series 2006-6 Class M9, 5.035% 7/25/36 (g)	3,500	221
Series 2006-8 Class 2A1, 3.175% 9/25/36 (g)	661	650
Series 2006-9 Class M10, 5.635% 11/25/36 (g)	2,721	175
Luminent Mortgage Trust Series 2006-3 Class 12A1, 3.345% 5/25/36 (g)	2,428	2,095
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 3.345% 5/25/47 (g)	1,000	807
MASTR Asset Backed Securities Trust:
Series 2006-HE1 Class A2, 3.275% 1/25/36 (g)	1,255	1,248
Series 2006-WMC3 Class A2, 3.185% 8/25/36 (g)	527	521
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 3.305% 2/25/37 (g)	4,381	4,030
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 3.205% 7/25/37 (g)	1,005	987
Morgan Stanley ABS Capital I Trust:
Series 2006-HE4 Class A1, 3.175% 6/25/36 (g)	136	135
Series 2006-HE6 Class A2A, 3.175% 9/25/36 (g)	2,025	1,962
Series 2006-NC1 Class A2, 3.275% 12/25/35 (g)	237	236
Series 2007-HE2 Class A2A, 3.175% 1/25/37 (g)	133	130
Series 2007-HE4 Class A2A, 3.245% 2/25/37 (g)	123	120
Series 2007-NC3 Class A2A, 3.195% 5/25/37 (g)	65	63
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 3.235% 4/25/37 (g)	1,359	1,331
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 3.185% 11/25/36 (g)	253	248
National Collegiate Student Loan Trust:
Series 2006-4 Class AIO, 6.35% 2/27/12 (i)	4,205	899
Series 2007-1 Class AIO, 7.27% 4/25/12 (i)	6,370	1,697
Series 2007-2 Class AIO, 6.7% 7/25/12 (i)	4,540	1,249
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (g)	439	436
Newcastle CDO VIII Series 2006-8A Class 4, 3.735% 11/1/52 (a)(g)	5,000	2,150
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	293	295
NovaStar Mortgage Funding Trust:
Series 2006-2 Class A2A, 3.185% 6/25/36 (g)	24	24
Series 2006-5 Class A2A, 3.205% 11/25/36 (g)	265	260
Series 2006-6 Class A2A, 3.205% 1/25/37 (g)	355	349
Ocala Funding LLC Series 2006-1A Class A, 4.5138% 3/20/11 (a)(g)	2,100	1,575
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 3.225% 5/25/37 (g)	$ 444	$ 436
Series 2007-6 Class 2A1, 3.195% 7/25/37 (g)	402	396
Ownit Mortgage Loan Trust:
Series 2006-2 Class A2A, 3.215% 1/25/37 (g)	258	256
Series 2006-6 Class A2A, 3.195% 9/25/37 (g)	1,988	1,955
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 3.205% 9/25/36 (g)	1,478	1,465
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	985	989
Class C, 5.77% 5/25/10 (a)	915	921
Popular ABS Mortgage Trust pass-thru certificates Series 2005-6 Class A1, 5.5% 1/25/36	57	56
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	484	452
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 4.855% 1/25/36 (g)	500	106
Series 2006-FR4 Class A2A, 3.215% 8/25/36 (g)	682	659
Series 2006-WM4 Class A2A, 3.215% 11/25/36 (g)	397	385
Series 2007-NC1 Class A2A, 3.185% 12/25/36 (g)	469	458
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	531	531
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 3.565% 5/25/35 (g)	1,995	1,861
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 3.225% 6/25/37 (g)	1,465	1,406
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	11
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	9
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	12
WaMu Asset-Backed Certificates Series 2006-HE5:
Class B1, 5.635% 10/25/36 (a)(g)	1,005	78
Class M9, 5.635% 10/25/36 (g)	1,515	132
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 3.225% 4/25/37 (g)	1,351	1,295
TOTAL ASSET-BACKED SECURITIES (Cost $95,822)		80,617
Collateralized Mortgage Obligations - 25.5%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 13.8%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (e)(g)	$ 6,360	$ 6,042
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.46% 2/17/52 (a)(g)	910	816
Series 2006-2A Class 2C, 5.285% 2/17/52 (a)(g)	2,250	1,981
Series 2007-1A:
Class 1A1, 4.0425% 2/17/20 (a)(g)	3,930	3,921
Class 1C, 3.33% 2/17/52 (a)(g)	2,860	2,803
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1475% 10/25/33 (g)	15,000	14,855
Series 2003-J Class 2A2, 4.4036% 11/25/33 (g)	877	830
Series 2004-1 Class 2A2, 4.6825% 10/25/34 (g)	2,041	2,017
Series 2004-A:
Class 2A1, 3.5401% 2/25/34 (g)	527	518
Class 2A2, 4.0911% 2/25/34 (g)	2,276	2,246
Series 2004-D Class 2A1, 3.6156% 5/25/34 (g)	264	259
Series 2004-J Class 2A1, 4.7599% 11/25/34 (g)	1,029	1,018
Series 2005-D Class 2A7, 4.7832% 5/25/35 (g)	970	955
Series 2005-H:
Class 1A1, 4.9149% 9/25/35 (g)	269	256
Class 2A2, 4.8026% 9/25/35 (g)	1,139	1,106
Series 2005-J Class 2A5, 5.0887% 11/25/35 (e)(g)	3,435	3,386
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10 Class 11A1, 6.1243% 1/25/35 (g)	1,146	1,134
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3545% 2/25/37 (g)	163	162
Class 5A1, 4.1695% 2/25/37 (g)	1,423	1,400
Series 2007-A2:
Class 2A1, 4.2363% 7/25/37 (g)	793	783
Class 3A1, 4.5583% 7/25/37 (g)	5,792	5,771
Citigroup Mortgage Loan Trust:
Series 2004-UST1:
Class A3, 4.3825% 8/25/34 (g)	3,234	3,234
Class A4, 4.4074% 8/25/34 (g)	2,518	2,487
Series 2006-AR7 Class 1A1, 6.9272% 11/25/36 (g)	204	204
Countrywide Home Loans pass-thru certificates Series 2007-HY3 Class 1A1, 5.7137% 6/25/47 (g)	3,176	3,175
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	784	782
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 3.535% 3/25/35 (g)	$ 149	$ 140
Credit Suisse First Boston Mortgage Acceptance Corp. sequential payer Series 2003-1 Class 3A8, 6% 1/25/33	240	241
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.5056% 1/28/32 (a)(g)	274	214
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1118% 10/25/34 (g)	2,778	2,759
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 4.4213% 10/18/54 (a)(g)	770	578
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.15% 11/20/56 (a)(g)	1,675	1,291
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 4.9125% 10/11/41 (a)(g)	2,520	1,981
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 3.14% 12/20/54 (g)	1,705	1,589
Series 2005-4 Class C2, 3.29% 12/20/54 (g)	1,300	1,092
Series 2006-1A Class C2, 3.3% 12/20/54 (a)(g)	2,860	1,747
Series 2006-2 Class C1, 4.3638% 12/20/54 (g)	155	93
Series 2007-1:
Class 1C1, 5.2263% 12/20/54 (g)	940	745
Class 2C1, 5.3563% 12/20/54 (g)	500	294
Series 2007-2 Class 2C1, 4.4275% 12/17/54 (g)	1,355	861
GSR Mortgage Loan Trust:
Series 2005-AR4 Class 3A5, 4.7622% 7/25/35 (g)	920	913
Series 2007-AR2 Class 2A1, 4.8351% 4/25/35 (g)	1,058	1,047
Holmes Financing No. 8 PLC floater Series 8 Class 4A2, 4.3975% 7/15/40 (g)	5,000	4,954
Holmes Master Issuer PLC:
floater:
Series 2007-1 Class 1C1, 4.5375% 7/15/40 (a)(g)	2,325	2,279
Series 2007-2A Class 2C1, 4.6675% 7/15/40 (g)	1,160	986
Series 2007-1 Class 2C1, 4.6775% 7/15/40 (g)	640	549
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A1, 5.32% 6/12/47 (g)	919	907
JPMorgan Mortgage Trust:
sequential payer:
Series 2006-A3 Class 3A3, 5.7399% 5/25/36 (g)	4,525	4,315
Series 2006-A4 Class 1A3, 5.8178% 6/25/36 (g)	1,680	1,647
Series 2006-A3 Class 6A1, 3.7669% 8/25/34 (g)	1,490	1,460
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust: - continued
Series 2006-A4 Class 1A1, 5.8178% 6/25/36 (g)	$ 279	$ 279
Series 2007-A1:
Class 3A2, 5.0039% 7/25/35 (g)	4,355	4,314
Class 7A3, 5.3004% 7/25/35 (g)	6,920	6,639
MASTR Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	3,327	3,161
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 3.6213% 6/15/22 (a)(g)	17,993	16,014
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.231% 8/25/34 (g)	3,552	3,500
Series 2006-A6 Class A4, 4.1721% 10/25/33 (g)	4,029	4,022
Permanent Financing No. 4 PLC Class 3C, 5.9463% 6/10/42 (g)	1,405	1,307
Permanent Financing No. 8 PLC floater:
Class 2C, 5.5463% 6/10/42 (g)	1,580	1,558
Class 3C, 5.6663% 6/10/42 (g)	610	518
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	790	744
Series 2004-SL2 Class A1, 6.5% 10/25/16	134	142
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2938% 7/25/34 (g)	2,174	2,143
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	634	578
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 3.185% 5/25/36 (g)	82	81
Structured Asset Securities Corp.:
floater Series 2006-BC5 Class B, 5.635% 12/25/36 (a)(g)	795	66
Series 2003-15A Class 4A, 5.4347% 4/25/33 (g)	1,820	1,786
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,250	1,226
WaMu Mortgage pass-thru certificates:
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	490	492
Series 2004-AR7 Class A6, 3.9391% 7/25/34 (g)	395	397
Series 2004-RA3 Class 2A, 6.3682% 8/25/38 (g)	12,978	12,990
Series 2005-AR16 Class 1A3, 5.1017% 12/25/35 (g)	2,065	2,032
Series 2005-AR3 Class A2, 4.6353% 3/25/35 (g)	3,919	3,867
Series 2006-AR10 Class 1A4, 5.9401% 9/25/36 (g)	5,370	5,329
Series 2006-AR8 Class 2A2, 6.1327% 8/25/36 (g)	4,850	4,666
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR13 Class A4, 5.7606% 9/25/36 (g)	$ 1,720	$ 1,700
Series 2004-W:
Class A1, 4.5547% 11/25/34 (g)	1,844	1,820
Class A9, 4.56% 11/25/34 (g)	3,490	3,440
Series 2005-AR12 Class 2A6, 4.334% 7/25/35 (g)	1,093	1,078
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (g)	425	424
Series 2006-AR8:
Class 2A6, 5.2395% 4/25/36 (g)	4,865	4,823
Class 3A1, 5.2377% 4/25/36 (g)	4,076	4,052
TOTAL PRIVATE SPONSOR		190,011
U.S. Government Agency - 11.7%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,248	3,353
Class PZ, 6% 2/25/24	2,531	2,614
Series 1999-15 Class PC, 6% 9/25/18	1,338	1,358
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,157
Series 1993-165 Class SH, 10.8722% 9/25/23 (g)	185	205
Series 1999-17 Class PG, 6% 4/25/29	6,434	6,689
Series 2003-22 6% 4/25/33 (i)	4,705	1,055
Series 2003-26 Class KI, 5% 12/25/15 (i)	2,402	129
Series 2003-39 Class IA, 5.5% 10/25/22 (g)(i)	2,214	306
Series 2006-48 Class LF, 0% 8/25/34 (g)	227	227
Fannie Mae STRIP:
Series 339 Class 29, 5.5% 7/1/18 (i)	2,248	354
Series 348 Class 14, 6.5% 8/1/34 (i)	993	178
Series 351:
Class 12, 5.5% 4/1/34 (i)	743	173
Class 13, 6% 3/1/34 (i)	959	260
Series 359, Class 19 6% 7/1/35 (i)	954	221
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	4,484	4,661
Series 2001-52 Class YZ, 6.5% 10/25/31	232	245
Series 2001-63 Class TC, 6% 12/25/31 (e)	4,065	4,200
Series 2001-72 Class NZ, 6% 12/25/31	1,127	1,150
Series 2002-49 Class KG, 5.5% 8/25/17	4,020	4,140
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2005-14 Class ME, 5% 10/25/33	$ 1,785	$ 1,755
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,093
Series 2006-54 Class PC, 6% 1/25/36	6,880	7,065
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	5,444	5,632
Series 2001-31 Class ZC, 6.5% 7/25/31	1,856	1,947
Series 2002-34 Class Z, 6% 4/25/32	7,268	7,503
Series 2002-79 Class Z, 5.5% 11/25/22 (e)	2,090	2,123
Series 2003-80 Class CG, 6% 4/25/30	726	753
Series 2005-41 Class LA, 5.5% 5/25/35	3,293	3,381
Series 1999-33 Class PK, 6% 7/25/29	3,074	3,186
Series 2001-63 Class PG, 6% 12/25/31	2,296	2,379
Series 2001-74 Class QE, 6% 12/25/31	2,167	2,242
Series 2003-21 Class SK, 4.965% 3/25/33 (g)(i)	961	124
Series 2003-3 Class HS, 4.515% 9/25/16 (g)(i)	72	4
Series 2003-35:
Class BS, 3.865% 4/25/17 (g)(i)	732	40
Class TQ, 4.365% 5/25/18 (g)(i)	900	106
Series 2003-42:
Class HS, 3.965% 12/25/17 (g)(i)	8,309	695
Class SJ, 3.915% 11/25/22 (g)(i)	1,104	109
Series 2003-48 Class HI, 5% 11/25/17 (i)	3,323	356
Series 2004-54 Class SW, 2.865% 6/25/33 (g)(i)	4,284	294
Series 2005-14 Class SE, 2.915% 3/25/35 (g)(i)	4,920	327
Series 2006-4 Class IT, 6% 10/25/35 (i)	520	72
Series 2007-36:
Class GO, 4/25/37 (j)	577	449
Class PO, 4/25/37 (j)	1,035	794
Class SB, 3.465% 4/25/37 (g)(i)	13,541	1,318
Class SG, 3.465% 4/25/37 (g)(i)	7,486	692
Series 2007-57 Class SA, 21.81% 6/25/37 (g)	6,139	8,359
Series 2007-66:
Class SA, 20.79% 7/25/37 (g)	3,585	4,878
Class SB, 20.79% 7/25/37 (g)	1,125	1,560
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (g)	240	260
Class GY, 0% 5/15/37 (g)	264	286
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	$ 5,634	$ 5,852
Series 2104 Class PG, 6% 12/15/28	1,705	1,773
Series 2162 Class PH, 6% 6/15/29	394	410
Series 70 Class C, 9% 9/15/20	123	138
sequential payer Series 2114 Class ZM, 6% 1/15/29	819	852
Series 3030 Class SL, 2.9788% 9/15/35 (g)(i)	11,208	839
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,991	2,076
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (g)	526	466
Series 3129 Class MF, 0% 7/15/34 (g)	384	391
Series 3222 Class HF, 0% 9/15/36 (g)	600	620
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	2,252	2,343
Series 2131 Class BG, 6% 3/15/29	8,415	8,743
Series 2137 Class PG, 6% 3/15/29	2,203	2,293
Series 2154 Class PT, 6% 5/15/29	3,339	3,463
Series 2435 Class VG, 6% 2/15/13	796	827
Series 2488 Class PR, 6% 8/15/32	1,210	1,254
Series 2585 Class KS, 4.4788% 3/15/23 (g)(i)	551	54
Series 2590 Class YR, 5.5% 9/15/32 (i)	135	40
Series 2802 Class OB, 6% 5/15/34	3,375	3,488
Series 2810 Class PD, 6% 6/15/33	2,540	2,639
Series 3077 Class TO, 4/15/35 (j)	4,483	3,523
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,610	2,716
Series 2274 Class ZM, 6.5% 1/15/31	872	921
Series 2281 Class ZB, 6% 3/15/30	1,078	1,115
Series 2388 Class ZA, 6% 12/15/31	5,643	5,813
Series 2417 Class KZ, 6% 2/15/32	1,088	1,106
Series 2502 Class ZC, 6% 9/15/32	1,597	1,640
Series 2504 Class Z, 6% 9/15/32	1,630	1,688
Series 2564 Class ES, 4.4788% 2/15/22 (g)(i)	989	83
Series 2575 Class ID, 5.5% 8/15/22 (i)	155	22
Series 2750 Class ZT, 5% 2/15/34	2,649	2,491
Series 2817 Class SD, 3.9288% 7/15/30 (g)(i)	1,640	138
Series 3097 Class IA, 5.5% 3/15/33 (i)	4,178	756
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 1658 Class GZ, 7% 1/15/24	$ 2,524	$ 2,672
Series 2587 Class IM, 6.5% 3/15/33 (i)	1,600	349
Series 2844:
Class SC, 26.5119% 8/15/24 (g)	116	163
Class SD, 45.8737% 8/15/24 (g)	170	350
Series 2957 Class SW, 2.8788% 4/15/35 (g)(i)	6,612	385
Series 3002 Class SN, 3.3788% 7/15/35 (g)(i)	6,657	633
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,867	1,929
Series 2003-11 Class S, 3.4338% 2/16/33 (g)(i)	5,313	455
Series 2004-32 Class GS, 3.3838% 5/16/34 (g)(i)	1,543	130
TOTAL U.S. GOVERNMENT AGENCY		160,096
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $348,729)		350,107
Commercial Mortgage Securities - 4.4%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4398% 2/14/43 (g)	8,300	9,592
Class PS1, 1.5974% 2/14/43 (g)(i)	19,121	840
Banc of America Commercial Mortgage Trust sequential payer Series 2007-2 Class A1, 5.421% 1/10/12	1,318	1,303
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class HSA, 4.954% 3/11/41 (a)	740	661
Class HSB, 4.954% 3/11/41 (a)	895	785
Class HSC, 4.954% 3/11/41 (a)	895	760
Class HSD, 4.954% 3/11/41 (a)	895	763
Class HSE, 4.954% 3/11/41 (a)	2,290	1,901
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 4.485% 10/25/36 (a)(g)	286	178
Class B2, 4.485% 10/25/36 (a)(g)	186	111
Class B3, 5.735% 10/25/36 (a)(g)	333	206
Class M4, 3.615% 10/25/36 (a)(g)	286	228
Class M5, 3.935% 10/25/36 (a)(g)	363	281
Class M6, 3.695% 10/25/36 (a)(g)	705	525
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class B1, 3.835% 12/25/36 (a)(g)	$ 112	$ 75
Class B2, 4.385% 12/25/36 (a)(g)	108	64
Class B3, 5.585% 12/25/36 (a)(g)	198	118
Series 2007-1:
Class B1, 3.805% 3/25/37 (a)(g)	164	103
Class B2, 4.285% 3/25/37 (a)(g)	119	72
Class B3, 6.485% 3/25/37 (a)(g)	341	222
Class M1, 3.405% 3/25/37 (a)(g)	137	118
Class M2, 3.425% 3/25/37 (a)(g)	106	89
Class M3, 3.455% 3/27/37 (a)(g)	93	76
Class M4, 3.505% 3/25/37 (a)(g)	71	57
Class M5, 3.555% 3/25/37 (a)(g)	115	89
Class M6, 3.635% 3/25/37 (a)(g)	164	123
Series 2007-2A:
Class B1, 4.735% 7/25/37 (a)(g)	124	86
Class B2, 5.385% 7/25/37 (a)(g)	105	66
Class B3, 6.485% 7/25/37 (a)(g)	119	76
Class M4, 3.785% 7/25/37 (a)(g)	153	123
Class M5, 3.885% 7/25/37 (a)(g)	138	108
Class M6, 4.135% 7/25/37 (a)(g)	172	130
Series 2007-3:
Class B1, 4.085% 7/25/37 (a)(g)	117	80
Class B2, 4.735% 7/25/37 (a)(g)	306	199
Class B3, 7.135% 7/25/37 (a)(g)	158	97
Class M1, 3.445% 7/25/37 (a)(g)	104	78
Class M2, 3.475% 7/25/37 (a)(g)	108	79
Class M3, 3.505% 7/25/37 (a)(g)	176	174
Class M4, 3.635% 7/25/37 (a)(g)	279	275
Class M5, 3.735% 7/25/37 (a)(g)	140	105
Class M6, 3.935% 7/25/37 (a)(g)	108	70
Series 2007-4A:
Class B1, 5.685% 9/25/37 (a)(g)	146	98
Class B2, 6.585% 9/25/37 (a)(g)	539	356
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-T26 Class A1, 5.145% 1/12/45 (g)	2,537	2,489
Series 2007-PW15 Class A1, 5.016% 2/11/44	1,209	1,184
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0423% 5/15/35 (a)(g)(i)	29,959	1,383
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	$ 1,110	$ 1,152
Class F, 7.734% 1/15/32	600	623
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (g)	1,014	993
COMM pass-thru certificates Series 2006-C8 Class A1, 5.11% 12/10/46	1,666	1,652
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A1, 5.664% 6/15/39 (g)	768	766
Series 2007-C2 Class A1, 5.269% 1/15/49	687	680
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 4.6213% 7/15/19 (a)(g)	1,196	992
Class SHDC, 4.1213% 7/15/19 (a)(g)	571	476
Series 2006-TFL2 Class SHDD, 4.4713% 7/15/19 (a)(g)	322	267
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	850	842
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A1, 5.233% 3/10/39	1,083	1,069
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 4.86% 3/1/20 (a)(g)	780	722
Class D, 4.91% 3/1/20 (a)(g)	235	223
Class E, 4.98% 3/1/20 (a)(g)	390	359
Class F, 5.02% 3/1/20 (a)(g)	195	178
Class G, 5.06% 3/1/20 (a)(g)	95	91
Class H, 5.19% 3/1/20 (a)(g)	160	145
Class J, 5.39% 3/1/20 (a)(g)	230	207
Series 1998-GLII Class E, 7.176% 4/13/31 (g)	390	390
GS Mortgage Securities Trust Series 2007-GG10 Class A1, 5.69% 8/10/45	1,143	1,127
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	825
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB13 Class E, 5.5419% 1/12/43 (a)(g)	2,770	2,045
Series 2007-LDP10 Class A1, 5.122% 5/15/49	782	771
LB Commercial Conduit Mortgage Trust Series 2007-C3 Class F, 6.1339% 7/15/44 (g)	1,000	728
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C3 Class A1, 5.478% 3/15/39	$ 934	$ 933
Series 2006-C6 Class A1, 5.23% 9/15/39	1,036	1,027
Series 2006-C7 Class A1, 5.279% 11/15/38	466	462
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	703	699
Series 2007-C2 Class A1, 5.226% 2/15/40	586	580
Series 2004-C2 Class XCP, 1.2917% 3/1/36 (a)(g)(i)	99,258	2,056
Series 2007-C1 Class XCP, 0.6553% 2/15/40 (g)(i)	14,955	342
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A1, 4.275% 12/12/11	623	606
Series 2007-6 Class A1, 5.175% 3/12/51	702	694
Morgan Stanley Capital I Trust sequential payer:
Series 2007-HQ11 Class A1, 5.246% 2/20/44	1,171	1,156
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,113	1,089
Series 2007-IQ14 Class A1, 5.38% 4/15/49	2,280	2,246
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	4,276	4,270
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C30 Class A1, 5.031% 12/15/43 (e)	1,078	1,062
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $65,252)		61,141
Fixed-Income Funds - 9.1%
	Shares
Fidelity Ultra-Short Central Fund (h) (Cost $145,069)	1,457,909	125,074
Cash Equivalents - 2.6%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) # (Cost $35,324)	$ 35,333	$ 35,324
TOTAL INVESTMENT PORTFOLIO - 139.8% (Cost $1,946,088)		1,921,368
NET OTHER ASSETS - (39.8)%		(547,389)
NET ASSETS - 100%		$ 1,373,979
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Eurodollar Contracts
25 Eurodollar 90 Day Index Contracts	March 2008	$ 24,824	$ (106)
25 Eurodollar 90 Day Index Contracts	June 2008	24,853	(127)
25 Eurodollar 90 Day Index Contracts	Sept. 2008	24,862	(134)
TOTAL EURODOLLAR CONTRACTS			$ (367)
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34

	Oct. 2034	$ 1,400	$ (336)
Receive monthly a fixed rate .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-01 Index, par value of the proportional notional amount (f)	August 2045	5,000	(2,928)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .32% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 06-1 Index, par value of the proportional notional amount (f)

	August 2045	$ 15,000	$ (4,275)
Receive monthly a fixed rate of .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-01 Index, par value of the porportional notional amount (f)	August 2045	11,000	(6,441)
Receive monthly notional amount multiplied by 1.35% and pay Deutsche Bank upon credit event of Asset Backed Sec. Corp. Home Equity Loan Trust, par value of the notional amount of Asset Backed Sec. Corp. Home Equity Loan Trust Series 2006-HE5 Class M8 6.32% 7/25/36	August 2036	5,000	(4,538)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	1,000	(751)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	1,400	(1,181)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	537	(247)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	1,400	(1,250)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon credit event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36

	August 2036	$ 7,500	$ (6,467)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36	August 2036	2,500	(2,235)
Receive monthly notional amount multiplied by 3.75% and pay Deutsche Bank upon credit event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2005-3 Class M9, 7.32% 2/25/36	March 2036	2,000	(1,271)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36	Oct. 2036	7,500	(6,661)
TOTAL CREDIT DEFAULT SWAPS		61,237	(38,581)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.0987% with Credit Suisse First Boston	Jan. 2013	25,000	282
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.82% with JPMorgan Chase, Inc.	Jan. 2010	20,000	(426)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.17% with Morgan Stanley, Inc.	Dec. 2010	50,000	(1,791)
Receive semi-annually a fixed rate equal to 3.678% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2013	30,000	428
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.20% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	August 2012	$ 22,500	$ 1,867
Receive semi-annually a fixed rate equal to 5.38% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2017	19,000	1,851
Receive semi-annually fixed rate equal to 4.502% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Nov. 2013	12,500	772
TOTAL INTEREST RATE SWAPS		179,000	2,983
		$ 240,237	$ (35,598)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $76,928,000 or 5.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $154,000.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $37,120,000.
(f) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$35,324,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 1,438
Banc of America Securities LLC	2,301
Bank of America, NA	3,452
Barclays Capital, Inc.	17,211
ING Financial Markets LLC	3,585
J.P. Morgan Securities, Inc.	1,151
Societe Generale, New York Branch	3,021
UBS Securities LLC	2,877
WestLB AG	288
$ 35,324
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 7,064
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 323,937	$ 39,992	$ 212,322	$ 125,074	1.8%
Income Tax Information
At August 31, 2007, the fund had a capital loss carryforward of approximately $20,332,000 of which $2,470,000, $14,312,000 and $3,550,000 will expire on August 31, 2013, 2014 and 2015, respectively.
The fund intends to elect to defer to its fiscal year ending August 31, 2008 approximately $16,872,000 of losses recognized during the period November 1, 2006 to August 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $35,324) - See accompanying schedule: Unaffiliated issuers (cost $1,801,019)	$ 1,796,294
Fidelity Central Funds (cost $145,069)	125,074
Total Investments (cost $1,946,088)		$ 1,921,368
Commitment to sell securities on a delayed delivery basis	(99,182)
Receivable for securities sold on a delayed delivery basis	98,407	(775)
Receivable for investments sold, regular delivery		5,769
Cash		3
Receivable for swap agreements		92
Receivable for fund shares sold		614
Interest receivable		6,797
Distributions receivable from Fidelity Central Funds		425
Total assets		1,934,293

Liabilities
Payable for investments purchased Regular delivery	$ 12,263
Delayed delivery	509,589
Payable for fund shares redeemed	1,743
Distributions payable	435
Swap agreements, at value	35,598
Accrued management fee	363
Distribution fees payable	66
Payable for daily variation on futures contracts	26
Other affiliated payables	178
Other payables and accrued expenses	53
Total liabilities		560,314

Net Assets		$ 1,373,979
Net Assets consist of:
Paid in capital		$ 1,502,137
Distributions in excess of net investment income		(4,235)
Accumulated undistributed net realized gain (loss) on investments		(67,840)
Net unrealized appreciation (depreciation) on investments		(56,083)
Net Assets		$ 1,373,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($45,602 ÷ 4,388 shares)	$ 10.39

Maximum offering price per share (100/96.00 of $10.39)	$ 10.82
Class T: Net Asset Value and redemption price per share ($51,103 ÷ 4,910 shares)	$ 10.41

Maximum offering price per share (100/96.00 of $10.41)	$ 10.84
Class B: Net Asset Value and offering price per share ($40,217 ÷ 3,871 shares)A	$ 10.39

Class C: Net Asset Value and offering price per share ($18,129 ÷ 1,747 shares)A	$ 10.38

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,210,727 ÷ 116,277 shares)	$ 10.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,201 ÷ 790 shares)	$ 10.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)

Investment Income
Interest		$ 35,448
Income from Fidelity Central Funds		7,064
Total income		42,512

Expenses
Management fee	$ 2,369
Transfer agent fees	881
Distribution fees	443
Fund wide operations fee	259
Independent trustees' compensation	3
Miscellaneous	2
Total expenses before reductions	3,957
Expense reductions	(11)	3,946
Net investment income		38,566
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,957
Fidelity Central Funds	(23,246)
Futures contracts	56
Swap agreements	(20,068)
Total net realized gain (loss)		(31,301)
Change in net unrealized appreciation (depreciation) on: Investment securities	6,070
Futures contracts	(367)
Swap agreements	1,720
Delayed delivery commitments	(626)
Total change in net unrealized appreciation (depreciation)		6,797
Net gain (loss)		(24,504)
Net increase (decrease) in net assets resulting from operations		$ 14,062

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 38,566	$ 91,147
Net realized gain (loss)	(31,301)	(21,173)
Change in net unrealized appreciation (depreciation)	6,797	(45,249)
Net increase (decrease) in net assets resulting from operations	14,062	24,725
Distributions to shareholders from net investment income	(39,007)	(90,807)
Share transactions - net increase (decrease)	(252,614)	(156,420)
Total increase (decrease) in net assets	(277,559)	(222,502)

Net Assets
Beginning of period	1,651,538	1,874,040
End of period (including distributions in excess of net investment income of $4,235 and distributions in excess of net investment income of $3,794, respectively)	$ 1,373,979	$ 1,651,538

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30	$ 11.26	$ 11.12
Income from Investment Operations
Net investment income E	.253	.521	.404	.408	.365	.282	.502
Net realized and unrealized gain (loss)	(.177)	(.401)	(.021)	(.267)	.181	.112	.172
Total from investment operations	.076	.120	.383	.141	.546	.394	.674
Distributions from net investment income	(.256)	(.520)	(.403)	(.421)	(.366)	(.274)	(.534)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)	-
Total distributions	(.256)	(.520)	(.403)	(.481)	(.516)	(.354)	(.534)
Net asset value, end of period	$ 10.39	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30	$ 11.26
Total Return B, C, D	.72%	1.04%	3.56%	1.26%	4.97%	3.56%	6.26%
Ratios to Average Net Assets F, I
Expenses before reductions	.85% A	.79%	.74% A	.82%	.86%	.81%	.84%
Expenses net of fee waivers, if any	.85% A	.79%	.74% A	.82%	.86%	.81%	.84%
Expenses net of all reductions	.85% A	.78%	.74% A	.82%	.86%	.81%	.84%
Net investment income	4.83% A	4.77%	4.44% A	3.65%	3.24%	2.51%	4.55%
Supplemental Data
Net assets, end of period (in millions)	$ 46	$ 54	$ 54	$ 50	$ 55	$ 69	$ 63
Portfolio turnover rate G	409% A	409%	232% A	183%	204%	356%	231%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31	$ 11.28	$ 11.14
Income from Investment Operations
Net investment income E	.255	.519	.399	.400	.353	.270	.492
Net realized and unrealized gain (loss)	(.178)	(.403)	(.012)	(.268)	.181	.101	.171
Total from investment operations	.077	.116	.387	.132	.534	.371	.663
Distributions from net investment income	(.257)	(.516)	(.397)	(.412)	(.354)	(.261)	(.523)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)	-
Total distributions	(.257)	(.516)	(.397)	(.472)	(.504)	(.341)	(.523)
Net asset value, end of period	$ 10.41	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31	$ 11.28
Total Return B, C, D	.73%	1.01%	3.59%	1.18%	4.86%	3.34%	6.15%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.82%	.81% A	.89%	.96%	.93%	.94%
Expenses net of fee waivers, if any	.83% A	.82%	.81% A	.89%	.96%	.93%	.94%
Expenses net of all reductions	.83% A	.82%	.81% A	.89%	.96%	.93%	.94%
Net investment income	4.86% A	4.73%	4.37% A	3.57%	3.14%	2.39%	4.45%
Supplemental Data
Net assets, end of period (in millions)	$ 51	$ 68	$ 89	$ 126	$ 131	$ 155	$ 195
Portfolio turnover rate G	409% A	409%	232% A	183%	204%	356%	231%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30	$ 11.26	$ 11.12
Income from Investment Operations
Net investment income E	.219	.443	.336	.323	.278	.197	.421
Net realized and unrealized gain (loss)	(.177)	(.401)	(.022)	(.257)	.172	.112	.171
Total from investment operations	.042	.042	.314	.066	.450	.309	.592
Distributions from net investment income	(.222)	(.442)	(.334)	(.336)	(.280)	(.189)	(.452)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)	-
Total distributions	(.222)	(.442)	(.334)	(.396)	(.430)	(.269)	(.452)
Net asset value, end of period	$ 10.39	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30	$ 11.26
Total Return B, C, D	.40%	.32%	2.91%	.58%	4.08%	2.78%	5.48%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.50%	1.50%A	1.58%	1.63%	1.57%	1.58%
Expenses net of fee waivers, if any	1.51%A	1.50%	1.50%A	1.58%	1.63%	1.57%	1.58%
Expenses net of all reductions	1.51%A	1.50%	1.50%A	1.58%	1.63%	1.57%	1.57%
Net investment income	4.18%A	4.05%	3.68%A	2.89%	2.48%	1.75%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 50	$ 74	$ 101	$ 134	$ 182	$ 176
Portfolio turnover rateG	409%A	409%	232%A	183%	204%	356%	231%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006H	2005J	2004J	2003J	2002J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29	$ 11.25	$ 11.10
Income from Investment Operations
Net investment incomeE	.214	.434	.328	.316	.273	.189	.413
Net realized and unrealized gain (loss)	(.177)	(.401)	(.021)	(.257)	.172	.112	.173
Total from investment operations	.037	.033	.307	.059	.445	.301	.586
Distributions from net investment income	(.217)	(.433)	(.327)	(.329)	(.275)	(.181)	(.436)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)	-
Total distributions	(.217)	(.433)	(.327)	(.389)	(.425)	(.261)	(.436)
Net asset value, end of period	$ 10.38	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29	$ 11.25
Total ReturnB, C, D	.35%	.25%	2.85%	.52%	4.04%	2.71%	5.43%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.60%A	1.58%	1.57%A	1.64%	1.68%	1.64%	1.64%
Expenses net of fee waivers, if any	1.60%A	1.58%	1.57%A	1.64%	1.68%	1.64%	1.64%
Expenses net of all reductions	1.60%A	1.58%	1.57%A	1.64%	1.68%	1.64%	1.64%
Net investment income	4.08%A	3.97%	3.61%A	2.82%	2.42%	1.68%	3.75%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 23	$ 31	$ 41	$ 58	$ 99	$ 74
Portfolio turnover rateG	409%A	409%	232%A	183%	204%	356%	231%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006G	2005I	2004I	2003I	2002I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31	$ 11.28	$ 11.14
Income from Investment Operations
Net investment incomeD	.274	.559	.432	.438	.390	.306	.526
Net realized and unrealized gain (loss)	(.177)	(.403)	(.023)	(.257)	.183	.102	.170
Total from investment operations	.097	.156	.409	.181	.573	.408	.696
Distributions from net investment income	(.277)	(.556)	(.429)	(.451)	(.393)	(.298)	(.556)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)	-
Total distributions	(.277)	(.556)	(.429)	(.511)	(.543)	(.378)	(.556)
Net asset value, end of period	$ 10.41	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31	$ 11.28
Total ReturnB, C	.92%	1.38%	3.80%	1.61%	5.21%	3.68%	6.47%
Ratios to Average Net AssetsE, H
Expenses before reductions	.45%A	.45%	.45%A	.55%	.62%	.60%	.63%
Expenses net of fee waivers, if any	.45%A	.45%	.45%A	.55%	.62%	.60%	.63%
Expenses net of all reductions	.45%A	.45%	.45%A	.55%	.62%	.60%	.63%
Net investment income	5.23%A	5.10%	4.73%A	3.91%	3.48%	2.72%	4.76%
Supplemental Data
Net assets, end of period (in millions)	$ 1,211	$ 1,446	$ 1,612	$ 1,807	$ 1,525	$ 1,302	$ 1,208
Portfolio turnover rateF	409%A	409%	232%A	183%	204%	356%	231%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 G	2005 I	2004 I	2003 I	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29	$ 11.25	$ 11.11
Income from Investment Operations
Net investment income D	.269	.548	.424	.432	.387	.302	.513
Net realized and unrealized gain (loss)	(.177)	(.411)	(.011)	(.266)	.182	.112	.171
Total from investment operations	.092	.137	.413	.166	.569	.414	.684
Distributions from net investment income	(.272)	(.547)	(.423)	(.446)	(.389)	(.294)	(.544)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)	-
Total distributions	(.272)	(.547)	(.423)	(.506)	(.539)	(.374)	(.544)
Net asset value, end of period	$ 10.38	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29	$ 11.25
Total ReturnB, C	.88%	1.20%	3.85%	1.48%	5.19%	3.75%	6.36%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.53%	.52% A	.60%	.66%	.63%	.75%
Expenses net of fee waivers, if any	.54% A	.53%	.52% A	.60%	.66%	.63%	.75%
Expenses net of all reductions	.54% A	.53%	.52% A	.60%	.66%	.63%	.75%
Net investment income	5.14% A	5.02%	4.66% A	3.87%	3.45%	2.69%	4.65%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 10	$ 14	$ 16	$ 13	$ 16	$ 12
Portfolio turnover rate F	409% A	409%	232% A	183%	204%	356%	231%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 26,787
Unrealized depreciation	(51,885)
Net unrealized appreciation (depreciation)	$ (25,098)
Cost for federal income tax purposes	$ 1,946,466

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

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4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Futures Contracts - continued

terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap

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4. Operating Policies - continued

Swap Agreements - continued

agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $110,741 and $331,041, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 63	$ -
Class T	0%	.25%	75	-
Class B	.65%	.25%	204	147
Class C	.75%	.25%	101	-
			$ 443	$ 147

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1
Class T	1
Class B*	61
$ 63

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund except for Fidelity Mortgage Securities Fund shares. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Fidelity Mortgage Securities Fund shares. For the period, each class paid the following transfer agent fee

	Amount	% of Average Net Assets*
Class A	$ 63.25
Class T	69.23
Class B	57.25
Class C	25.24
Fidelity Mortgage Securities Fund	658.10
Institutional Class	9.19
	$ 881

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $9. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class T	1
$ 2

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2008	Year ended August 31, 2007
From net investment income
Class A	$ 1,234	$ 2,529
Class T	1,463	3,848
Class B	961	2,591
Class C	422	1,107
Fidelity Mortgage Securities Fund	34,685	80,172
Institutional Class	242	562
Total	$ 39,007	$ 90,807

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2008	Year ended August 31, 2007	Six months ended February 29, 2008	Year ended August 31, 2007
Class A
Shares sold	615	2,038	$ 6,455	$ 22,212
Reinvestment of distributions	104	200	1,095	2,187
Shares redeemed	(1,440)	(2,019)	(15,102)	(22,037)
Net increase (decrease)	(721)	219	$ (7,552)	$ 2,362
Class T
Shares sold	328	1,314	$ 3,448	$ 14,395
Reinvestment of distributions	131	332	1,378	3,636
Shares redeemed	(2,012)	(3,268)	(21,184)	(35,637)
Net increase (decrease)	(1,553)	(1,622)	$ (16,358)	$ (17,606)
Class B
Shares sold	42	144	$ 436	$ 1,578
Reinvestment of distributions	76	193	800	2,115
Shares redeemed	(1,019)	(2,350)	(10,705)	(25,607)
Net increase (decrease)	(901)	(2,013)	$ (9,469)	$ (21,914)
Class C
Shares sold	59	245	$ 616	$ 2,682
Reinvestment of distributions	32	80	337	873
Shares redeemed	(494)	(1,047)	(5,189)	(11,404)
Net increase (decrease)	(403)	(722)	$ (4,236)	$ (7,849)
Fidelity Mortgage Securities Fund
Shares sold	6,228	26,597	$ 65,578	$ 291,947
Reinvestment of distributions	3,074	6,813	32,305	74,535
Shares redeemed	(29,552)	(43,460)	(311,206)	(474,256)
Net increase (decrease)	(20,250)	(10,050)	$ (213,323)	$ (107,774)
Institutional Class
Shares sold	117	356	$ 1,223	$ 3,903
Reinvestment of distributions	18	38	190	418
Shares redeemed	(295)	(726)	(3,089)	(7,961)
Net increase (decrease)	(160)	(332)	$ (1,676)	$ (3,640)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AMOR-USAN-0408
1.784898.105

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mortgage Securities
Fund - Institutional Class

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Class A
Actual	$ 1,000.00	$ 1,007.20	$ 4.24
HypotheticalA	$ 1,000.00	$ 1,020.64	$ 4.27
Class T
Actual	$ 1,000.00	$ 1,007.30	$ 4.14
HypotheticalA	$ 1,000.00	$ 1,020.74	$ 4.17
Class B
Actual	$ 1,000.00	$ 1,004.00	$ 7.52
HypotheticalA	$ 1,000.00	$ 1,017.35	$ 7.57
Class C
Actual	$ 1,000.00	$ 1,003.50	$ 7.97
HypotheticalA	$ 1,000.00	$ 1,016.91	$ 8.02
Fidelity Mortgage Securities Fund
Actual	$ 1,000.00	$ 1,009.20	$ 2.25
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,008.80	$ 2.70
HypotheticalA	$ 1,000.00	$ 1,022.18	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.85%
Class T	.83%
Class B	1.51%
Class C	1.60%
Fidelity Mortgage Securities Fund	.45%
Institutional Class	.54%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Coupon Distribution as of February 29, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	0.7	0.9
3 - 3.99%	10.5	1.7
4 - 4.99%	11.2	10.7
5 - 5.99%	35.5	48.4
6 - 6.99%	35.2	30.1
7 - 7.99%	4.4	4.3
8% and over	0.9	0.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 29, 2008
6 months ago
Years	5.4	4.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	3.5	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008 *		As of August 31, 2007 **
	Mortgage Securities 92.5%		Mortgage Securities 82.3%
	Corporate Bonds 0.9%		Corporate Bonds 2.8%
	CMOs and Other Mortgage Related Securities 32.7%		CMOs and Other Mortgage Related Securities 32.9%
	U.S. Treasury Obligations 0.0%		U.S. Treasury Obligations 2.7%
	U.S. Government Agency Obligations 0.0%		U.S. Government Agency Obligations 0.4%
	Asset-Backed Securities 8.9%		Asset-Backed Securities 13.8%
	Short-Term Investments and Net Other Assets (dagger)(35.0)%		Short-Term Investments and Net Other Assets (dagger)(34.9)%
* Foreign investments	4.8%	** Foreign investments	6.4%
* Futures and Swaps	(0.4)%	** Futures and Swaps	13.7%

(dagger)Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 92.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 48.6%
3.593% 9/1/33 (g)	$ 734	$ 742
3.718% 6/1/33 (g)	2,312	2,343
3.75% 10/1/33 (g)	207	209
3.777% 7/1/33 (g)	235	240
3.781% 6/1/33 (g)	2,554	2,574
3.798% 6/1/33 (g)	158	159
3.831% 5/1/34 (g)	1,705	1,723
3.862% 8/1/33 (g)	194	195
3.907% 5/1/33 (g)	67	68
3.957% 8/1/33 (g)	1,011	1,024
4.027% 3/1/34 (g)	4,409	4,459
4.066% 7/1/34 (g)	6,140	6,223
4.073% 10/1/18 (g)	144	145
4.114% 4/1/34 (g)	2,771	2,794
4.119% 5/1/34 (g)	2,344	2,370
4.172% 1/1/35 (g)	483	493
4.175% 4/1/33 (g)	38	39
4.184% 8/1/33 (g)	877	885
4.25% 2/1/35 (g)	227	232
4.279% 6/1/33 (g)	2,469	2,501
4.282% 2/1/34 (g)	213	216
4.287% 12/1/33 (g)	200	203
4.302% 3/1/33 (g)	105	107
4.313% 1/1/35 (g)	1,905	1,953
4.33% 4/1/35 (g)	95	96
4.344% 1/1/35 (g)	251	257
4.347% 3/1/35 (g)	176	179
4.358% 2/1/34 (g)	434	440
4.373% 5/1/35 (g)	188	192
4.373% 5/1/35 (g)	184	187
4.376% 1/1/34 (g)	1,937	1,956
4.391% 2/1/35 (g)	372	381
4.418% 8/1/34 (g)	607	615
4.434% 3/1/35 (g)	355	364
4.455% 8/1/35 (g)	3,273	3,303
4.5% 4/1/18 to 9/1/31	14,178	13,866
4.524% 1/1/35 (g)	231	233
4.531% 5/1/35 (g)	583	595
4.532% 7/1/35 (g)	706	715
4.561% 2/1/35 (g)	75	77
4.569% 1/1/35 (g)	1,889	1,937
4.584% 2/1/35 (g)	139	143
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.6% 1/1/20 (g)	$ 1,092	$ 1,120
4.647% 4/1/33 (g)	911	927
4.682% 9/1/34 (g)	2,973	3,051
4.692% 8/1/35 (g)	1,041	1,056
4.702% 8/1/35 (g)	1,145	1,161
4.716% 7/1/34 (g)	603	616
4.716% 2/1/35 (g)	1,448	1,487
4.768% 12/1/34 (g)	201	206
4.791% 12/1/35 (g)	1,068	1,084
4.832% 10/1/34 (g)	2,065	2,114
4.836% 9/1/34 (g)	2,065	2,115
4.845% 1/1/35 (g)	741	758
4.854% 7/1/35 (g)	1,314	1,352
4.889% 4/1/33 (g)	2,117	2,170
4.932% 8/1/34 (g)	1,994	2,043
4.939% 7/1/35 (g)	53	55
4.952% 3/1/35 (g)	1,104	1,135
5% 9/1/16 to 1/1/21	19,504	19,832
5% 3/1/38 (b)(c)	15,000	14,778
5% 3/1/38 (b)	10,000	9,852
5% 3/12/38 (b)	40,000	39,408
5% 3/12/38 (b)	24,000	23,645
5.04% 5/1/35 (g)	1,166	1,186
5.055% 1/1/37 (g)	1,404	1,438
5.087% 7/1/34 (g)	485	497
5.118% 3/1/34 (g)	3,494	3,573
5.123% 8/1/34 (g)	1,306	1,341
5.167% 3/1/36 (g)	3,255	3,365
5.195% 6/1/35 (g)	831	846
5.218% 2/1/35 (g)	68	68
5.22% 9/1/35 (g)	210	217
5.227% 11/1/32 (g)	559	573
5.25% 11/1/36 (g)	691	706
5.264% 12/1/36 (g)	663	678
5.304% 3/1/36 (g)	9,150	9,474
5.307% 7/1/35 (g)	777	818
5.312% 7/1/35 (g)	582	600
5.351% 1/1/32 (g)	214	217
5.353% 1/1/36 (g)	2,430	2,476
5.368% 6/1/36 (g)	1,970	2,032
5.368% 3/1/37 (g)	4,573	4,684
5.378% 2/1/37 (g)	646	663
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.459% 2/1/37 (g)	$ 4,074	$ 4,190
5.489% 6/1/32 (g)	357	366
5.5% 1/1/09 to 7/1/37 (c)(e)	59,504	60,483
5.5% 3/1/38 (b)	15,000	15,098
5.5% 3/1/38 (b)	200	201
5.5% 3/1/38 (b)	23,000	23,150
5.538% 10/1/36 (g)	553	572
5.608% 1/1/35 (g)	3,272	3,328
5.663% 6/1/36 (g)	1,757	1,822
5.792% 3/1/36 (g)	3,731	3,868
5.798% 11/1/36 (g)	946	972
5.802% 1/1/36 (g)	652	673
5.812% 7/1/36 (g)	858	883
5.824% 12/1/35 (g)	2,471	2,511
5.83% 5/1/36 (g)	4,338	4,496
5.844% 4/1/36 (g)	465	482
5.854% 3/1/36 (g)	1,918	1,981
5.884% 9/1/36 (g)	1,044	1,071
5.894% 3/1/36 (g)	1,751	1,814
5.923% 5/1/36 (g)	1,827	1,894
5.966% 5/1/36 (g)	610	633
5.974% 9/1/36 (g)	1,121	1,158
6% 4/1/08 to 11/1/37 (e)	117,419	120,902
6% 3/1/23 (b)	28,000	28,916
6% 3/1/38 (b)(c)	9,800	10,017
6.01% 4/1/36 (g)	6,837	7,089
6.017% 1/1/35 (g)	2,592	2,641
6.027% 9/1/36 (g)	769	798
6.033% 9/1/36 (g)	1,206	1,244
6.069% 4/1/36 (g)	6,301	6,534
6.104% 3/1/37 (g)	1,027	1,065
6.158% 4/1/36 (g)	1,072	1,112
6.198% 5/1/37 (g)	84	87
6.224% 6/1/36 (g)	163	167
6.244% 8/1/46 (g)	323	333
6.27% 6/1/36 (g)	3,432	3,558
6.333% 5/1/36 (g)	1,462	1,516
6.447% 4/1/37 (g)	1,161	1,198
6.499% 12/1/36 (g)	206	213
6.5% 5/1/12 to 9/1/47 (d)	84,487	88,003
6.614% 12/1/36 (g)	286	297
6.834% 9/1/37 (g)	813	841
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.869% 9/1/37 (g)	$ 1,904	$ 1,974
6.918% 9/1/37 (g)	719	745
7% 12/1/15 to 7/1/37	14,107	14,963
7.267% 9/1/37 (g)	952	987
7.5% 8/1/22 to 5/1/37	15,826	16,869
8% 12/1/29 to 3/1/37	201	210
8.5% 1/1/16 to 7/1/31	244	270
9% 2/1/13 to 10/1/30	638	725
9.5% 11/1/09 to 8/1/22	101	113
11% 8/1/10	30	32
12.25% 5/1/15	20	23
12.5% 8/1/15 to 3/1/16	24	29
12.75% 2/1/15	4	5
13.5% 9/1/14	4	4
		667,976
Freddie Mac - 35.9%
3.759% 10/1/33 (g)	2,520	2,550
3.91% 6/1/34 (g)	378	383
4.004% 4/1/34 (g)	3,198	3,231
4.075% 6/1/33 (g)	3,032	3,075
4.171% 1/1/35 (g)	3,287	3,327
4.235% 3/1/34 (g)	1,766	1,783
4.299% 12/1/34 (g)	300	305
4.38% 3/1/35 (g)	235	238
4.41% 6/1/35 (g)	389	394
4.419% 3/1/35 (g)	338	345
4.42% 2/1/34 (g)	247	249
4.449% 3/1/35 (g)	339	347
4.5% 9/1/18 (e)	2,860	2,878
4.743% 3/1/34 (g)	3,319	3,354
4.786% 2/1/36 (g)	312	320
4.807% 3/1/35 (g)	602	616
4.893% 5/1/34 (g)	39	39
5% 6/1/18 to 1/1/37 (e)	28,051	27,737
5% 3/1/38 (b)	17,000	16,746
5.021% 4/1/35 (g)	141	145
5.032% 4/1/35 (g)	1,266	1,287
5.195% 12/1/33 (g)	1,967	1,992
5.275% 11/1/35 (g)	1,253	1,272
5.5% 6/1/09 to 11/1/33	30,563	31,137
5.5% 3/1/38 (b)(c)	42,000	42,258
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 3/1/38 (b)	$ 62,000	$ 62,381
5.542% 4/1/37 (g)	616	630
5.591% 1/1/37 (g)	2,242	2,295
5.762% 10/1/35 (g)	287	295
5.778% 3/1/37 (g)	2,461	2,521
5.794% 4/1/37 (g)	2,356	2,427
5.829% 5/1/37 (g)	713	732
5.845% 6/1/37 (g)	1,797	1,848
5.872% 11/1/31 (g)	98	100
5.946% 4/1/36 (g)	1,521	1,573
6% 5/1/16 to 7/1/37	33,783	34,762
6% 3/1/38 (b)	60,000	61,308
6% 3/1/38 (b)(c)	67,500	68,971
6.017% 6/1/36 (g)	739	763
6.128% 4/1/37 (g)	855	876
6.146% 10/1/36 (g)	155	160
6.189% 7/1/36 (g)	2,572	2,663
6.224% 5/1/36 (g)	614	635
6.254% 3/1/36 (g)	3,174	3,268
6.287% 12/1/36 (g)	1,090	1,127
6.342% 7/1/36 (g)	785	813
6.385% 12/1/36 (g)	1,820	1,872
6.417% 6/1/37 (g)	169	175
6.42% 10/1/36 (g)	3,959	4,087
6.5% 4/1/11 to 8/1/47 (e)	31,758	33,164
6.584% 10/1/36 (g)	6,222	6,447
6.605% 12/1/36 (g)	4,499	4,646
6.615% 7/1/36 (g)	3,158	3,268
6.618% 6/1/37 (g)	274	282
6.676% 6/1/36 (g)	560	578
6.691% 8/1/37 (g)	1,221	1,261
6.697% 10/1/36 (g)	2,025	2,099
6.733% 1/1/37 (g)	2,841	2,946
6.744% 9/1/36 (g)	8,131	8,416
6.845% 10/1/36 (g)	2,674	2,754
7% 6/1/21 to 5/1/37	9,413	9,922
7.224% 2/1/37 (g)	366	379
7.5% 3/1/08 to 4/1/37	12,439	13,393
7.581% 4/1/37 (g)	180	187
7.7% 8/1/36 (g)	15	16
8% 11/1/16 to 1/1/37	318	333
8.5% 7/1/09 to 9/1/20	53	59
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9% 3/1/09 to 5/1/21	$ 279	$ 312
10% 1/1/09 to 5/1/19	59	65
10.5% 8/1/10 to 2/1/16	6	6
12.5% 10/1/12 to 12/1/14	45	50
13% 12/1/13 to 6/1/15	91	105
		492,978
Government National Mortgage Association - 7.8%
5.5% 3/1/38 (b)	15,000	15,342
5.5% 3/1/38 (b)	25,000	25,570
5.5% 3/20/38 (b)	20,000	20,456
5.5% 3/20/38 (b)	30,000	30,684
6.5% 5/15/28 to 7/15/36	8,496	8,988
7% 2/15/24 to 7/15/32	3,862	4,095
7.5% 9/15/16 to 4/15/32	1,361	1,468
8% 6/15/21 to 12/15/25	516	565
8.5% 8/15/16 to 10/15/28	808	899
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	67	78
13.5% 7/15/11	3	4
		108,151
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,255,892)		1,269,105
Asset-Backed Securities - 5.9%

Accredited Mortgage Loan Trust Series 2006-1 Class A1, 3.195% 4/25/36 (g)	263	256
ACE Securities Corp. Home Equity Loan Trust:
Series 2005-HE6 Class A2B, 3.335% 10/25/35 (g)	376	375
Series 2006-HE3 Class A2A, 3.185% 6/25/36 (g)	356	353
Ameriquest Mortgage Securities, Inc.:
Series 2005-R10 Class A2B, 3.355% 12/25/35 (g)	680	629
Series 2006-M3 Class A2A, 3.185% 10/25/36 (g)	774	765
Argent Securities, Inc. Series 2006-M2 Class A2A, 3.185% 9/25/36 (g)	3,282	3,245
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE3 Class A3, 3.195% 3/25/36 (g)	80	78
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AQ2 Class M7, 4.785% 9/25/35 (g)	1,965	41
Series 2005-FR1 Class M1, 3.635% 6/25/35 (g)	600	543
Series 2007-AQ1 Class A1, 3.245% 11/25/36 (g)	1,132	1,083
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Asset Backed Securities I Trust: - continued
Series 2007-HE3 Class 1A1, 3.255% 4/25/37 (g)	$ 875	$ 849
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	858
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 3.185% 8/26/36 (g)	199	197
Series 2006-NC2 Class A2A, 3.175% 9/25/36 (g)	281	277
Series 2006-WF2 Class A2B, 5.735% 5/25/36	1,094	1,094
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 3.255% 1/25/37 (g)	104	101
Series 2007-11 Class 2A1, 3.195% 6/25/47 (g)	4,828	4,653
Series 2007-4 Class A1A, 3.255% 9/25/37 (g)	5,479	5,407
Series 2007-BC2 Class 2A1, 3.225% 6/25/37 (g)	1,015	983
Credit-Based Asset Servicing & Securitization Trust Series 2006-CB7 Class A2, 3.195% 10/25/36 (g)	613	599
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 3.245% 4/25/36 (g)	640	629
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	691
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	316
Fremont Home Loan Trust:
Series 2005-E Class 2A2, 3.305% 1/25/36 (g)	141	141
Series 2006-3 Class 2A1, 3.405% 2/25/37 (g)	64	64
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(g)	160	96
Series 2004-AR2 Class B1, 5.035% 8/25/34 (g)	796	439
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 4.935% 3/25/36 (g)	192	192
Helios Finance L.P. Series 2007-S1 Class B1, 4.6588% 10/20/14 (a)(g)	2,325	2,109
Holmes Master Issuer PLC Series 2006-1A Class 2C, 4.6475% 7/15/40 (a)(g)	490	435
Home Equity Asset Trust Series 2006-8 Class 2A1, 3.185% 3/25/37 (g)	84	82
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	217	217
Class A1B, 3.235% 7/25/36 (g)	1,709	1,688
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	9,223
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 3.685% 6/25/35 (g)	1,125	1,007
Series 2006-1 Class 2A2, 3.275% 2/25/36 (g)	487	483
Series 2006-2 Class 2A2, 3.265% 3/25/36 (g)	2,135	2,119
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust: - continued
Series 2006-4 Class 2A2, 3.235% 5/25/36 (g)	$ 545	$ 538
Series 2006-6 Class M9, 5.035% 7/25/36 (g)	3,500	221
Series 2006-8 Class 2A1, 3.175% 9/25/36 (g)	661	650
Series 2006-9 Class M10, 5.635% 11/25/36 (g)	2,721	175
Luminent Mortgage Trust Series 2006-3 Class 12A1, 3.345% 5/25/36 (g)	2,428	2,095
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 3.345% 5/25/47 (g)	1,000	807
MASTR Asset Backed Securities Trust:
Series 2006-HE1 Class A2, 3.275% 1/25/36 (g)	1,255	1,248
Series 2006-WMC3 Class A2, 3.185% 8/25/36 (g)	527	521
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 3.305% 2/25/37 (g)	4,381	4,030
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 3.205% 7/25/37 (g)	1,005	987
Morgan Stanley ABS Capital I Trust:
Series 2006-HE4 Class A1, 3.175% 6/25/36 (g)	136	135
Series 2006-HE6 Class A2A, 3.175% 9/25/36 (g)	2,025	1,962
Series 2006-NC1 Class A2, 3.275% 12/25/35 (g)	237	236
Series 2007-HE2 Class A2A, 3.175% 1/25/37 (g)	133	130
Series 2007-HE4 Class A2A, 3.245% 2/25/37 (g)	123	120
Series 2007-NC3 Class A2A, 3.195% 5/25/37 (g)	65	63
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 3.235% 4/25/37 (g)	1,359	1,331
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 3.185% 11/25/36 (g)	253	248
National Collegiate Student Loan Trust:
Series 2006-4 Class AIO, 6.35% 2/27/12 (i)	4,205	899
Series 2007-1 Class AIO, 7.27% 4/25/12 (i)	6,370	1,697
Series 2007-2 Class AIO, 6.7% 7/25/12 (i)	4,540	1,249
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (g)	439	436
Newcastle CDO VIII Series 2006-8A Class 4, 3.735% 11/1/52 (a)(g)	5,000	2,150
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	293	295
NovaStar Mortgage Funding Trust:
Series 2006-2 Class A2A, 3.185% 6/25/36 (g)	24	24
Series 2006-5 Class A2A, 3.205% 11/25/36 (g)	265	260
Series 2006-6 Class A2A, 3.205% 1/25/37 (g)	355	349
Ocala Funding LLC Series 2006-1A Class A, 4.5138% 3/20/11 (a)(g)	2,100	1,575
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 3.225% 5/25/37 (g)	$ 444	$ 436
Series 2007-6 Class 2A1, 3.195% 7/25/37 (g)	402	396
Ownit Mortgage Loan Trust:
Series 2006-2 Class A2A, 3.215% 1/25/37 (g)	258	256
Series 2006-6 Class A2A, 3.195% 9/25/37 (g)	1,988	1,955
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 3.205% 9/25/36 (g)	1,478	1,465
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	985	989
Class C, 5.77% 5/25/10 (a)	915	921
Popular ABS Mortgage Trust pass-thru certificates Series 2005-6 Class A1, 5.5% 1/25/36	57	56
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	484	452
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 4.855% 1/25/36 (g)	500	106
Series 2006-FR4 Class A2A, 3.215% 8/25/36 (g)	682	659
Series 2006-WM4 Class A2A, 3.215% 11/25/36 (g)	397	385
Series 2007-NC1 Class A2A, 3.185% 12/25/36 (g)	469	458
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	531	531
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 3.565% 5/25/35 (g)	1,995	1,861
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 3.225% 6/25/37 (g)	1,465	1,406
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	11
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	9
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	12
WaMu Asset-Backed Certificates Series 2006-HE5:
Class B1, 5.635% 10/25/36 (a)(g)	1,005	78
Class M9, 5.635% 10/25/36 (g)	1,515	132
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 3.225% 4/25/37 (g)	1,351	1,295
TOTAL ASSET-BACKED SECURITIES (Cost $95,822)		80,617
Collateralized Mortgage Obligations - 25.5%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 13.8%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (e)(g)	$ 6,360	$ 6,042
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.46% 2/17/52 (a)(g)	910	816
Series 2006-2A Class 2C, 5.285% 2/17/52 (a)(g)	2,250	1,981
Series 2007-1A:
Class 1A1, 4.0425% 2/17/20 (a)(g)	3,930	3,921
Class 1C, 3.33% 2/17/52 (a)(g)	2,860	2,803
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1475% 10/25/33 (g)	15,000	14,855
Series 2003-J Class 2A2, 4.4036% 11/25/33 (g)	877	830
Series 2004-1 Class 2A2, 4.6825% 10/25/34 (g)	2,041	2,017
Series 2004-A:
Class 2A1, 3.5401% 2/25/34 (g)	527	518
Class 2A2, 4.0911% 2/25/34 (g)	2,276	2,246
Series 2004-D Class 2A1, 3.6156% 5/25/34 (g)	264	259
Series 2004-J Class 2A1, 4.7599% 11/25/34 (g)	1,029	1,018
Series 2005-D Class 2A7, 4.7832% 5/25/35 (g)	970	955
Series 2005-H:
Class 1A1, 4.9149% 9/25/35 (g)	269	256
Class 2A2, 4.8026% 9/25/35 (g)	1,139	1,106
Series 2005-J Class 2A5, 5.0887% 11/25/35 (e)(g)	3,435	3,386
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10 Class 11A1, 6.1243% 1/25/35 (g)	1,146	1,134
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3545% 2/25/37 (g)	163	162
Class 5A1, 4.1695% 2/25/37 (g)	1,423	1,400
Series 2007-A2:
Class 2A1, 4.2363% 7/25/37 (g)	793	783
Class 3A1, 4.5583% 7/25/37 (g)	5,792	5,771
Citigroup Mortgage Loan Trust:
Series 2004-UST1:
Class A3, 4.3825% 8/25/34 (g)	3,234	3,234
Class A4, 4.4074% 8/25/34 (g)	2,518	2,487
Series 2006-AR7 Class 1A1, 6.9272% 11/25/36 (g)	204	204
Countrywide Home Loans pass-thru certificates Series 2007-HY3 Class 1A1, 5.7137% 6/25/47 (g)	3,176	3,175
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	784	782
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 3.535% 3/25/35 (g)	$ 149	$ 140
Credit Suisse First Boston Mortgage Acceptance Corp. sequential payer Series 2003-1 Class 3A8, 6% 1/25/33	240	241
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.5056% 1/28/32 (a)(g)	274	214
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1118% 10/25/34 (g)	2,778	2,759
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 4.4213% 10/18/54 (a)(g)	770	578
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.15% 11/20/56 (a)(g)	1,675	1,291
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 4.9125% 10/11/41 (a)(g)	2,520	1,981
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 3.14% 12/20/54 (g)	1,705	1,589
Series 2005-4 Class C2, 3.29% 12/20/54 (g)	1,300	1,092
Series 2006-1A Class C2, 3.3% 12/20/54 (a)(g)	2,860	1,747
Series 2006-2 Class C1, 4.3638% 12/20/54 (g)	155	93
Series 2007-1:
Class 1C1, 5.2263% 12/20/54 (g)	940	745
Class 2C1, 5.3563% 12/20/54 (g)	500	294
Series 2007-2 Class 2C1, 4.4275% 12/17/54 (g)	1,355	861
GSR Mortgage Loan Trust:
Series 2005-AR4 Class 3A5, 4.7622% 7/25/35 (g)	920	913
Series 2007-AR2 Class 2A1, 4.8351% 4/25/35 (g)	1,058	1,047
Holmes Financing No. 8 PLC floater Series 8 Class 4A2, 4.3975% 7/15/40 (g)	5,000	4,954
Holmes Master Issuer PLC:
floater:
Series 2007-1 Class 1C1, 4.5375% 7/15/40 (a)(g)	2,325	2,279
Series 2007-2A Class 2C1, 4.6675% 7/15/40 (g)	1,160	986
Series 2007-1 Class 2C1, 4.6775% 7/15/40 (g)	640	549
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A1, 5.32% 6/12/47 (g)	919	907
JPMorgan Mortgage Trust:
sequential payer:
Series 2006-A3 Class 3A3, 5.7399% 5/25/36 (g)	4,525	4,315
Series 2006-A4 Class 1A3, 5.8178% 6/25/36 (g)	1,680	1,647
Series 2006-A3 Class 6A1, 3.7669% 8/25/34 (g)	1,490	1,460
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust: - continued
Series 2006-A4 Class 1A1, 5.8178% 6/25/36 (g)	$ 279	$ 279
Series 2007-A1:
Class 3A2, 5.0039% 7/25/35 (g)	4,355	4,314
Class 7A3, 5.3004% 7/25/35 (g)	6,920	6,639
MASTR Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	3,327	3,161
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 3.6213% 6/15/22 (a)(g)	17,993	16,014
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.231% 8/25/34 (g)	3,552	3,500
Series 2006-A6 Class A4, 4.1721% 10/25/33 (g)	4,029	4,022
Permanent Financing No. 4 PLC Class 3C, 5.9463% 6/10/42 (g)	1,405	1,307
Permanent Financing No. 8 PLC floater:
Class 2C, 5.5463% 6/10/42 (g)	1,580	1,558
Class 3C, 5.6663% 6/10/42 (g)	610	518
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	790	744
Series 2004-SL2 Class A1, 6.5% 10/25/16	134	142
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2938% 7/25/34 (g)	2,174	2,143
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	634	578
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 3.185% 5/25/36 (g)	82	81
Structured Asset Securities Corp.:
floater Series 2006-BC5 Class B, 5.635% 12/25/36 (a)(g)	795	66
Series 2003-15A Class 4A, 5.4347% 4/25/33 (g)	1,820	1,786
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,250	1,226
WaMu Mortgage pass-thru certificates:
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	490	492
Series 2004-AR7 Class A6, 3.9391% 7/25/34 (g)	395	397
Series 2004-RA3 Class 2A, 6.3682% 8/25/38 (g)	12,978	12,990
Series 2005-AR16 Class 1A3, 5.1017% 12/25/35 (g)	2,065	2,032
Series 2005-AR3 Class A2, 4.6353% 3/25/35 (g)	3,919	3,867
Series 2006-AR10 Class 1A4, 5.9401% 9/25/36 (g)	5,370	5,329
Series 2006-AR8 Class 2A2, 6.1327% 8/25/36 (g)	4,850	4,666
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR13 Class A4, 5.7606% 9/25/36 (g)	$ 1,720	$ 1,700
Series 2004-W:
Class A1, 4.5547% 11/25/34 (g)	1,844	1,820
Class A9, 4.56% 11/25/34 (g)	3,490	3,440
Series 2005-AR12 Class 2A6, 4.334% 7/25/35 (g)	1,093	1,078
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (g)	425	424
Series 2006-AR8:
Class 2A6, 5.2395% 4/25/36 (g)	4,865	4,823
Class 3A1, 5.2377% 4/25/36 (g)	4,076	4,052
TOTAL PRIVATE SPONSOR		190,011
U.S. Government Agency - 11.7%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,248	3,353
Class PZ, 6% 2/25/24	2,531	2,614
Series 1999-15 Class PC, 6% 9/25/18	1,338	1,358
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,157
Series 1993-165 Class SH, 10.8722% 9/25/23 (g)	185	205
Series 1999-17 Class PG, 6% 4/25/29	6,434	6,689
Series 2003-22 6% 4/25/33 (i)	4,705	1,055
Series 2003-26 Class KI, 5% 12/25/15 (i)	2,402	129
Series 2003-39 Class IA, 5.5% 10/25/22 (g)(i)	2,214	306
Series 2006-48 Class LF, 0% 8/25/34 (g)	227	227
Fannie Mae STRIP:
Series 339 Class 29, 5.5% 7/1/18 (i)	2,248	354
Series 348 Class 14, 6.5% 8/1/34 (i)	993	178
Series 351:
Class 12, 5.5% 4/1/34 (i)	743	173
Class 13, 6% 3/1/34 (i)	959	260
Series 359, Class 19 6% 7/1/35 (i)	954	221
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	4,484	4,661
Series 2001-52 Class YZ, 6.5% 10/25/31	232	245
Series 2001-63 Class TC, 6% 12/25/31 (e)	4,065	4,200
Series 2001-72 Class NZ, 6% 12/25/31	1,127	1,150
Series 2002-49 Class KG, 5.5% 8/25/17	4,020	4,140
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2005-14 Class ME, 5% 10/25/33	$ 1,785	$ 1,755
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,093
Series 2006-54 Class PC, 6% 1/25/36	6,880	7,065
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	5,444	5,632
Series 2001-31 Class ZC, 6.5% 7/25/31	1,856	1,947
Series 2002-34 Class Z, 6% 4/25/32	7,268	7,503
Series 2002-79 Class Z, 5.5% 11/25/22 (e)	2,090	2,123
Series 2003-80 Class CG, 6% 4/25/30	726	753
Series 2005-41 Class LA, 5.5% 5/25/35	3,293	3,381
Series 1999-33 Class PK, 6% 7/25/29	3,074	3,186
Series 2001-63 Class PG, 6% 12/25/31	2,296	2,379
Series 2001-74 Class QE, 6% 12/25/31	2,167	2,242
Series 2003-21 Class SK, 4.965% 3/25/33 (g)(i)	961	124
Series 2003-3 Class HS, 4.515% 9/25/16 (g)(i)	72	4
Series 2003-35:
Class BS, 3.865% 4/25/17 (g)(i)	732	40
Class TQ, 4.365% 5/25/18 (g)(i)	900	106
Series 2003-42:
Class HS, 3.965% 12/25/17 (g)(i)	8,309	695
Class SJ, 3.915% 11/25/22 (g)(i)	1,104	109
Series 2003-48 Class HI, 5% 11/25/17 (i)	3,323	356
Series 2004-54 Class SW, 2.865% 6/25/33 (g)(i)	4,284	294
Series 2005-14 Class SE, 2.915% 3/25/35 (g)(i)	4,920	327
Series 2006-4 Class IT, 6% 10/25/35 (i)	520	72
Series 2007-36:
Class GO, 4/25/37 (j)	577	449
Class PO, 4/25/37 (j)	1,035	794
Class SB, 3.465% 4/25/37 (g)(i)	13,541	1,318
Class SG, 3.465% 4/25/37 (g)(i)	7,486	692
Series 2007-57 Class SA, 21.81% 6/25/37 (g)	6,139	8,359
Series 2007-66:
Class SA, 20.79% 7/25/37 (g)	3,585	4,878
Class SB, 20.79% 7/25/37 (g)	1,125	1,560
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (g)	240	260
Class GY, 0% 5/15/37 (g)	264	286
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	$ 5,634	$ 5,852
Series 2104 Class PG, 6% 12/15/28	1,705	1,773
Series 2162 Class PH, 6% 6/15/29	394	410
Series 70 Class C, 9% 9/15/20	123	138
sequential payer Series 2114 Class ZM, 6% 1/15/29	819	852
Series 3030 Class SL, 2.9788% 9/15/35 (g)(i)	11,208	839
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,991	2,076
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (g)	526	466
Series 3129 Class MF, 0% 7/15/34 (g)	384	391
Series 3222 Class HF, 0% 9/15/36 (g)	600	620
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	2,252	2,343
Series 2131 Class BG, 6% 3/15/29	8,415	8,743
Series 2137 Class PG, 6% 3/15/29	2,203	2,293
Series 2154 Class PT, 6% 5/15/29	3,339	3,463
Series 2435 Class VG, 6% 2/15/13	796	827
Series 2488 Class PR, 6% 8/15/32	1,210	1,254
Series 2585 Class KS, 4.4788% 3/15/23 (g)(i)	551	54
Series 2590 Class YR, 5.5% 9/15/32 (i)	135	40
Series 2802 Class OB, 6% 5/15/34	3,375	3,488
Series 2810 Class PD, 6% 6/15/33	2,540	2,639
Series 3077 Class TO, 4/15/35 (j)	4,483	3,523
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,610	2,716
Series 2274 Class ZM, 6.5% 1/15/31	872	921
Series 2281 Class ZB, 6% 3/15/30	1,078	1,115
Series 2388 Class ZA, 6% 12/15/31	5,643	5,813
Series 2417 Class KZ, 6% 2/15/32	1,088	1,106
Series 2502 Class ZC, 6% 9/15/32	1,597	1,640
Series 2504 Class Z, 6% 9/15/32	1,630	1,688
Series 2564 Class ES, 4.4788% 2/15/22 (g)(i)	989	83
Series 2575 Class ID, 5.5% 8/15/22 (i)	155	22
Series 2750 Class ZT, 5% 2/15/34	2,649	2,491
Series 2817 Class SD, 3.9288% 7/15/30 (g)(i)	1,640	138
Series 3097 Class IA, 5.5% 3/15/33 (i)	4,178	756
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 1658 Class GZ, 7% 1/15/24	$ 2,524	$ 2,672
Series 2587 Class IM, 6.5% 3/15/33 (i)	1,600	349
Series 2844:
Class SC, 26.5119% 8/15/24 (g)	116	163
Class SD, 45.8737% 8/15/24 (g)	170	350
Series 2957 Class SW, 2.8788% 4/15/35 (g)(i)	6,612	385
Series 3002 Class SN, 3.3788% 7/15/35 (g)(i)	6,657	633
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,867	1,929
Series 2003-11 Class S, 3.4338% 2/16/33 (g)(i)	5,313	455
Series 2004-32 Class GS, 3.3838% 5/16/34 (g)(i)	1,543	130
TOTAL U.S. GOVERNMENT AGENCY		160,096
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $348,729)		350,107
Commercial Mortgage Securities - 4.4%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4398% 2/14/43 (g)	8,300	9,592
Class PS1, 1.5974% 2/14/43 (g)(i)	19,121	840
Banc of America Commercial Mortgage Trust sequential payer Series 2007-2 Class A1, 5.421% 1/10/12	1,318	1,303
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class HSA, 4.954% 3/11/41 (a)	740	661
Class HSB, 4.954% 3/11/41 (a)	895	785
Class HSC, 4.954% 3/11/41 (a)	895	760
Class HSD, 4.954% 3/11/41 (a)	895	763
Class HSE, 4.954% 3/11/41 (a)	2,290	1,901
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 4.485% 10/25/36 (a)(g)	286	178
Class B2, 4.485% 10/25/36 (a)(g)	186	111
Class B3, 5.735% 10/25/36 (a)(g)	333	206
Class M4, 3.615% 10/25/36 (a)(g)	286	228
Class M5, 3.935% 10/25/36 (a)(g)	363	281
Class M6, 3.695% 10/25/36 (a)(g)	705	525
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class B1, 3.835% 12/25/36 (a)(g)	$ 112	$ 75
Class B2, 4.385% 12/25/36 (a)(g)	108	64
Class B3, 5.585% 12/25/36 (a)(g)	198	118
Series 2007-1:
Class B1, 3.805% 3/25/37 (a)(g)	164	103
Class B2, 4.285% 3/25/37 (a)(g)	119	72
Class B3, 6.485% 3/25/37 (a)(g)	341	222
Class M1, 3.405% 3/25/37 (a)(g)	137	118
Class M2, 3.425% 3/25/37 (a)(g)	106	89
Class M3, 3.455% 3/27/37 (a)(g)	93	76
Class M4, 3.505% 3/25/37 (a)(g)	71	57
Class M5, 3.555% 3/25/37 (a)(g)	115	89
Class M6, 3.635% 3/25/37 (a)(g)	164	123
Series 2007-2A:
Class B1, 4.735% 7/25/37 (a)(g)	124	86
Class B2, 5.385% 7/25/37 (a)(g)	105	66
Class B3, 6.485% 7/25/37 (a)(g)	119	76
Class M4, 3.785% 7/25/37 (a)(g)	153	123
Class M5, 3.885% 7/25/37 (a)(g)	138	108
Class M6, 4.135% 7/25/37 (a)(g)	172	130
Series 2007-3:
Class B1, 4.085% 7/25/37 (a)(g)	117	80
Class B2, 4.735% 7/25/37 (a)(g)	306	199
Class B3, 7.135% 7/25/37 (a)(g)	158	97
Class M1, 3.445% 7/25/37 (a)(g)	104	78
Class M2, 3.475% 7/25/37 (a)(g)	108	79
Class M3, 3.505% 7/25/37 (a)(g)	176	174
Class M4, 3.635% 7/25/37 (a)(g)	279	275
Class M5, 3.735% 7/25/37 (a)(g)	140	105
Class M6, 3.935% 7/25/37 (a)(g)	108	70
Series 2007-4A:
Class B1, 5.685% 9/25/37 (a)(g)	146	98
Class B2, 6.585% 9/25/37 (a)(g)	539	356
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-T26 Class A1, 5.145% 1/12/45 (g)	2,537	2,489
Series 2007-PW15 Class A1, 5.016% 2/11/44	1,209	1,184
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0423% 5/15/35 (a)(g)(i)	29,959	1,383
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	$ 1,110	$ 1,152
Class F, 7.734% 1/15/32	600	623
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (g)	1,014	993
COMM pass-thru certificates Series 2006-C8 Class A1, 5.11% 12/10/46	1,666	1,652
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A1, 5.664% 6/15/39 (g)	768	766
Series 2007-C2 Class A1, 5.269% 1/15/49	687	680
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 4.6213% 7/15/19 (a)(g)	1,196	992
Class SHDC, 4.1213% 7/15/19 (a)(g)	571	476
Series 2006-TFL2 Class SHDD, 4.4713% 7/15/19 (a)(g)	322	267
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	850	842
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A1, 5.233% 3/10/39	1,083	1,069
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 4.86% 3/1/20 (a)(g)	780	722
Class D, 4.91% 3/1/20 (a)(g)	235	223
Class E, 4.98% 3/1/20 (a)(g)	390	359
Class F, 5.02% 3/1/20 (a)(g)	195	178
Class G, 5.06% 3/1/20 (a)(g)	95	91
Class H, 5.19% 3/1/20 (a)(g)	160	145
Class J, 5.39% 3/1/20 (a)(g)	230	207
Series 1998-GLII Class E, 7.176% 4/13/31 (g)	390	390
GS Mortgage Securities Trust Series 2007-GG10 Class A1, 5.69% 8/10/45	1,143	1,127
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	825
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB13 Class E, 5.5419% 1/12/43 (a)(g)	2,770	2,045
Series 2007-LDP10 Class A1, 5.122% 5/15/49	782	771
LB Commercial Conduit Mortgage Trust Series 2007-C3 Class F, 6.1339% 7/15/44 (g)	1,000	728
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C3 Class A1, 5.478% 3/15/39	$ 934	$ 933
Series 2006-C6 Class A1, 5.23% 9/15/39	1,036	1,027
Series 2006-C7 Class A1, 5.279% 11/15/38	466	462
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	703	699
Series 2007-C2 Class A1, 5.226% 2/15/40	586	580
Series 2004-C2 Class XCP, 1.2917% 3/1/36 (a)(g)(i)	99,258	2,056
Series 2007-C1 Class XCP, 0.6553% 2/15/40 (g)(i)	14,955	342
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A1, 4.275% 12/12/11	623	606
Series 2007-6 Class A1, 5.175% 3/12/51	702	694
Morgan Stanley Capital I Trust sequential payer:
Series 2007-HQ11 Class A1, 5.246% 2/20/44	1,171	1,156
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,113	1,089
Series 2007-IQ14 Class A1, 5.38% 4/15/49	2,280	2,246
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	4,276	4,270
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C30 Class A1, 5.031% 12/15/43 (e)	1,078	1,062
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $65,252)		61,141
Fixed-Income Funds - 9.1%
	Shares
Fidelity Ultra-Short Central Fund (h) (Cost $145,069)	1,457,909	125,074
Cash Equivalents - 2.6%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) # (Cost $35,324)	$ 35,333	$ 35,324
TOTAL INVESTMENT PORTFOLIO - 139.8% (Cost $1,946,088)		1,921,368
NET OTHER ASSETS - (39.8)%		(547,389)
NET ASSETS - 100%		$ 1,373,979
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Eurodollar Contracts
25 Eurodollar 90 Day Index Contracts	March 2008	$ 24,824	$ (106)
25 Eurodollar 90 Day Index Contracts	June 2008	24,853	(127)
25 Eurodollar 90 Day Index Contracts	Sept. 2008	24,862	(134)
TOTAL EURODOLLAR CONTRACTS			$ (367)
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34

	Oct. 2034	$ 1,400	$ (336)
Receive monthly a fixed rate .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-01 Index, par value of the proportional notional amount (f)	August 2045	5,000	(2,928)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .32% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 06-1 Index, par value of the proportional notional amount (f)

	August 2045	$ 15,000	$ (4,275)
Receive monthly a fixed rate of .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-01 Index, par value of the porportional notional amount (f)	August 2045	11,000	(6,441)
Receive monthly notional amount multiplied by 1.35% and pay Deutsche Bank upon credit event of Asset Backed Sec. Corp. Home Equity Loan Trust, par value of the notional amount of Asset Backed Sec. Corp. Home Equity Loan Trust Series 2006-HE5 Class M8 6.32% 7/25/36	August 2036	5,000	(4,538)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	1,000	(751)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	1,400	(1,181)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	537	(247)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	1,400	(1,250)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon credit event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36

	August 2036	$ 7,500	$ (6,467)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36	August 2036	2,500	(2,235)
Receive monthly notional amount multiplied by 3.75% and pay Deutsche Bank upon credit event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2005-3 Class M9, 7.32% 2/25/36	March 2036	2,000	(1,271)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36	Oct. 2036	7,500	(6,661)
TOTAL CREDIT DEFAULT SWAPS		61,237	(38,581)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.0987% with Credit Suisse First Boston	Jan. 2013	25,000	282
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.82% with JPMorgan Chase, Inc.	Jan. 2010	20,000	(426)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.17% with Morgan Stanley, Inc.	Dec. 2010	50,000	(1,791)
Receive semi-annually a fixed rate equal to 3.678% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2013	30,000	428
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.20% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	August 2012	$ 22,500	$ 1,867
Receive semi-annually a fixed rate equal to 5.38% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2017	19,000	1,851
Receive semi-annually fixed rate equal to 4.502% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Nov. 2013	12,500	772
TOTAL INTEREST RATE SWAPS		179,000	2,983
		$ 240,237	$ (35,598)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $76,928,000 or 5.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $154,000.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $37,120,000.
(f) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$35,324,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 1,438
Banc of America Securities LLC	2,301
Bank of America, NA	3,452
Barclays Capital, Inc.	17,211
ING Financial Markets LLC	3,585
J.P. Morgan Securities, Inc.	1,151
Societe Generale, New York Branch	3,021
UBS Securities LLC	2,877
WestLB AG	288
$ 35,324
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 7,064
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 323,937	$ 39,992	$ 212,322	$ 125,074	1.8%
Income Tax Information
At August 31, 2007, the fund had a capital loss carryforward of approximately $20,332,000 of which $2,470,000, $14,312,000 and $3,550,000 will expire on August 31, 2013, 2014 and 2015, respectively.
The fund intends to elect to defer to its fiscal year ending August 31, 2008 approximately $16,872,000 of losses recognized during the period November 1, 2006 to August 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $35,324) - See accompanying schedule: Unaffiliated issuers (cost $1,801,019)	$ 1,796,294
Fidelity Central Funds (cost $145,069)	125,074
Total Investments (cost $1,946,088)		$ 1,921,368
Commitment to sell securities on a delayed delivery basis	(99,182)
Receivable for securities sold on a delayed delivery basis	98,407	(775)
Receivable for investments sold, regular delivery		5,769
Cash		3
Receivable for swap agreements		92
Receivable for fund shares sold		614
Interest receivable		6,797
Distributions receivable from Fidelity Central Funds		425
Total assets		1,934,293

Liabilities
Payable for investments purchased Regular delivery	$ 12,263
Delayed delivery	509,589
Payable for fund shares redeemed	1,743
Distributions payable	435
Swap agreements, at value	35,598
Accrued management fee	363
Distribution fees payable	66
Payable for daily variation on futures contracts	26
Other affiliated payables	178
Other payables and accrued expenses	53
Total liabilities		560,314

Net Assets		$ 1,373,979
Net Assets consist of:
Paid in capital		$ 1,502,137
Distributions in excess of net investment income		(4,235)
Accumulated undistributed net realized gain (loss) on investments		(67,840)
Net unrealized appreciation (depreciation) on investments		(56,083)
Net Assets		$ 1,373,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($45,602 ÷ 4,388 shares)	$ 10.39

Maximum offering price per share (100/96.00 of $10.39)	$ 10.82
Class T: Net Asset Value and redemption price per share ($51,103 ÷ 4,910 shares)	$ 10.41

Maximum offering price per share (100/96.00 of $10.41)	$ 10.84
Class B: Net Asset Value and offering price per share ($40,217 ÷ 3,871 shares)A	$ 10.39

Class C: Net Asset Value and offering price per share ($18,129 ÷ 1,747 shares)A	$ 10.38

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,210,727 ÷ 116,277 shares)	$ 10.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,201 ÷ 790 shares)	$ 10.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)

Investment Income
Interest		$ 35,448
Income from Fidelity Central Funds		7,064
Total income		42,512

Expenses
Management fee	$ 2,369
Transfer agent fees	881
Distribution fees	443
Fund wide operations fee	259
Independent trustees' compensation	3
Miscellaneous	2
Total expenses before reductions	3,957
Expense reductions	(11)	3,946
Net investment income		38,566
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,957
Fidelity Central Funds	(23,246)
Futures contracts	56
Swap agreements	(20,068)
Total net realized gain (loss)		(31,301)
Change in net unrealized appreciation (depreciation) on: Investment securities	6,070
Futures contracts	(367)
Swap agreements	1,720
Delayed delivery commitments	(626)
Total change in net unrealized appreciation (depreciation)		6,797
Net gain (loss)		(24,504)
Net increase (decrease) in net assets resulting from operations		$ 14,062

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 38,566	$ 91,147
Net realized gain (loss)	(31,301)	(21,173)
Change in net unrealized appreciation (depreciation)	6,797	(45,249)
Net increase (decrease) in net assets resulting from operations	14,062	24,725
Distributions to shareholders from net investment income	(39,007)	(90,807)
Share transactions - net increase (decrease)	(252,614)	(156,420)
Total increase (decrease) in net assets	(277,559)	(222,502)

Net Assets
Beginning of period	1,651,538	1,874,040
End of period (including distributions in excess of net investment income of $4,235 and distributions in excess of net investment income of $3,794, respectively)	$ 1,373,979	$ 1,651,538

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30	$ 11.26	$ 11.12
Income from Investment Operations
Net investment income E	.253	.521	.404	.408	.365	.282	.502
Net realized and unrealized gain (loss)	(.177)	(.401)	(.021)	(.267)	.181	.112	.172
Total from investment operations	.076	.120	.383	.141	.546	.394	.674
Distributions from net investment income	(.256)	(.520)	(.403)	(.421)	(.366)	(.274)	(.534)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)	-
Total distributions	(.256)	(.520)	(.403)	(.481)	(.516)	(.354)	(.534)
Net asset value, end of period	$ 10.39	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30	$ 11.26
Total Return B, C, D	.72%	1.04%	3.56%	1.26%	4.97%	3.56%	6.26%
Ratios to Average Net Assets F, I
Expenses before reductions	.85% A	.79%	.74% A	.82%	.86%	.81%	.84%
Expenses net of fee waivers, if any	.85% A	.79%	.74% A	.82%	.86%	.81%	.84%
Expenses net of all reductions	.85% A	.78%	.74% A	.82%	.86%	.81%	.84%
Net investment income	4.83% A	4.77%	4.44% A	3.65%	3.24%	2.51%	4.55%
Supplemental Data
Net assets, end of period (in millions)	$ 46	$ 54	$ 54	$ 50	$ 55	$ 69	$ 63
Portfolio turnover rate G	409% A	409%	232% A	183%	204%	356%	231%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31	$ 11.28	$ 11.14
Income from Investment Operations
Net investment income E	.255	.519	.399	.400	.353	.270	.492
Net realized and unrealized gain (loss)	(.178)	(.403)	(.012)	(.268)	.181	.101	.171
Total from investment operations	.077	.116	.387	.132	.534	.371	.663
Distributions from net investment income	(.257)	(.516)	(.397)	(.412)	(.354)	(.261)	(.523)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)	-
Total distributions	(.257)	(.516)	(.397)	(.472)	(.504)	(.341)	(.523)
Net asset value, end of period	$ 10.41	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31	$ 11.28
Total Return B, C, D	.73%	1.01%	3.59%	1.18%	4.86%	3.34%	6.15%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.82%	.81% A	.89%	.96%	.93%	.94%
Expenses net of fee waivers, if any	.83% A	.82%	.81% A	.89%	.96%	.93%	.94%
Expenses net of all reductions	.83% A	.82%	.81% A	.89%	.96%	.93%	.94%
Net investment income	4.86% A	4.73%	4.37% A	3.57%	3.14%	2.39%	4.45%
Supplemental Data
Net assets, end of period (in millions)	$ 51	$ 68	$ 89	$ 126	$ 131	$ 155	$ 195
Portfolio turnover rate G	409% A	409%	232% A	183%	204%	356%	231%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30	$ 11.26	$ 11.12
Income from Investment Operations
Net investment income E	.219	.443	.336	.323	.278	.197	.421
Net realized and unrealized gain (loss)	(.177)	(.401)	(.022)	(.257)	.172	.112	.171
Total from investment operations	.042	.042	.314	.066	.450	.309	.592
Distributions from net investment income	(.222)	(.442)	(.334)	(.336)	(.280)	(.189)	(.452)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)	-
Total distributions	(.222)	(.442)	(.334)	(.396)	(.430)	(.269)	(.452)
Net asset value, end of period	$ 10.39	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30	$ 11.26
Total Return B, C, D	.40%	.32%	2.91%	.58%	4.08%	2.78%	5.48%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.50%	1.50%A	1.58%	1.63%	1.57%	1.58%
Expenses net of fee waivers, if any	1.51%A	1.50%	1.50%A	1.58%	1.63%	1.57%	1.58%
Expenses net of all reductions	1.51%A	1.50%	1.50%A	1.58%	1.63%	1.57%	1.57%
Net investment income	4.18%A	4.05%	3.68%A	2.89%	2.48%	1.75%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 50	$ 74	$ 101	$ 134	$ 182	$ 176
Portfolio turnover rateG	409%A	409%	232%A	183%	204%	356%	231%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006H	2005J	2004J	2003J	2002J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29	$ 11.25	$ 11.10
Income from Investment Operations
Net investment incomeE	.214	.434	.328	.316	.273	.189	.413
Net realized and unrealized gain (loss)	(.177)	(.401)	(.021)	(.257)	.172	.112	.173
Total from investment operations	.037	.033	.307	.059	.445	.301	.586
Distributions from net investment income	(.217)	(.433)	(.327)	(.329)	(.275)	(.181)	(.436)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)	-
Total distributions	(.217)	(.433)	(.327)	(.389)	(.425)	(.261)	(.436)
Net asset value, end of period	$ 10.38	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29	$ 11.25
Total ReturnB, C, D	.35%	.25%	2.85%	.52%	4.04%	2.71%	5.43%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.60%A	1.58%	1.57%A	1.64%	1.68%	1.64%	1.64%
Expenses net of fee waivers, if any	1.60%A	1.58%	1.57%A	1.64%	1.68%	1.64%	1.64%
Expenses net of all reductions	1.60%A	1.58%	1.57%A	1.64%	1.68%	1.64%	1.64%
Net investment income	4.08%A	3.97%	3.61%A	2.82%	2.42%	1.68%	3.75%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 23	$ 31	$ 41	$ 58	$ 99	$ 74
Portfolio turnover rateG	409%A	409%	232%A	183%	204%	356%	231%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006G	2005I	2004I	2003I	2002I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31	$ 11.28	$ 11.14
Income from Investment Operations
Net investment incomeD	.274	.559	.432	.438	.390	.306	.526
Net realized and unrealized gain (loss)	(.177)	(.403)	(.023)	(.257)	.183	.102	.170
Total from investment operations	.097	.156	.409	.181	.573	.408	.696
Distributions from net investment income	(.277)	(.556)	(.429)	(.451)	(.393)	(.298)	(.556)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)	-
Total distributions	(.277)	(.556)	(.429)	(.511)	(.543)	(.378)	(.556)
Net asset value, end of period	$ 10.41	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31	$ 11.28
Total ReturnB, C	.92%	1.38%	3.80%	1.61%	5.21%	3.68%	6.47%
Ratios to Average Net AssetsE, H
Expenses before reductions	.45%A	.45%	.45%A	.55%	.62%	.60%	.63%
Expenses net of fee waivers, if any	.45%A	.45%	.45%A	.55%	.62%	.60%	.63%
Expenses net of all reductions	.45%A	.45%	.45%A	.55%	.62%	.60%	.63%
Net investment income	5.23%A	5.10%	4.73%A	3.91%	3.48%	2.72%	4.76%
Supplemental Data
Net assets, end of period (in millions)	$ 1,211	$ 1,446	$ 1,612	$ 1,807	$ 1,525	$ 1,302	$ 1,208
Portfolio turnover rateF	409%A	409%	232%A	183%	204%	356%	231%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 G	2005 I	2004 I	2003 I	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29	$ 11.25	$ 11.11
Income from Investment Operations
Net investment income D	.269	.548	.424	.432	.387	.302	.513
Net realized and unrealized gain (loss)	(.177)	(.411)	(.011)	(.266)	.182	.112	.171
Total from investment operations	.092	.137	.413	.166	.569	.414	.684
Distributions from net investment income	(.272)	(.547)	(.423)	(.446)	(.389)	(.294)	(.544)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)	-
Total distributions	(.272)	(.547)	(.423)	(.506)	(.539)	(.374)	(.544)
Net asset value, end of period	$ 10.38	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29	$ 11.25
Total ReturnB, C	.88%	1.20%	3.85%	1.48%	5.19%	3.75%	6.36%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.53%	.52% A	.60%	.66%	.63%	.75%
Expenses net of fee waivers, if any	.54% A	.53%	.52% A	.60%	.66%	.63%	.75%
Expenses net of all reductions	.54% A	.53%	.52% A	.60%	.66%	.63%	.75%
Net investment income	5.14% A	5.02%	4.66% A	3.87%	3.45%	2.69%	4.65%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 10	$ 14	$ 16	$ 13	$ 16	$ 12
Portfolio turnover rate F	409% A	409%	232% A	183%	204%	356%	231%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central

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3. Significant Accounting Policies - continued

Security Valuation - continued

Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 26,787
Unrealized depreciation	(51,885)
Net unrealized appreciation (depreciation)	$ (25,098)
Cost for federal income tax purposes	$ 1,946,466

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Futures Contracts - continued

terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap

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4. Operating Policies - continued

Swap Agreements - continued

agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $110,741 and $331,041, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 63	$ -
Class T	0%	.25%	75	-
Class B	.65%	.25%	204	147
Class C	.75%	.25%	101	-
			$ 443	$ 147

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1
Class T	1
Class B*	61
$ 63

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund except for Fidelity Mortgage Securities Fund shares. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Fidelity Mortgage Securities Fund shares. For the period, each class paid the following transfer agent fee

	Amount	% of Average Net Assets*
Class A	$ 63.25
Class T	69.23
Class B	57.25
Class C	25.24
Fidelity Mortgage Securities Fund	658.10
Institutional Class	9.19
	$ 881

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $9. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class T	1
$ 2

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2008	Year ended August 31, 2007
From net investment income
Class A	$ 1,234	$ 2,529
Class T	1,463	3,848
Class B	961	2,591
Class C	422	1,107
Fidelity Mortgage Securities Fund	34,685	80,172
Institutional Class	242	562
Total	$ 39,007	$ 90,807

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2008	Year ended August 31, 2007	Six months ended February 29, 2008	Year ended August 31, 2007
Class A
Shares sold	615	2,038	$ 6,455	$ 22,212
Reinvestment of distributions	104	200	1,095	2,187
Shares redeemed	(1,440)	(2,019)	(15,102)	(22,037)
Net increase (decrease)	(721)	219	$ (7,552)	$ 2,362
Class T
Shares sold	328	1,314	$ 3,448	$ 14,395
Reinvestment of distributions	131	332	1,378	3,636
Shares redeemed	(2,012)	(3,268)	(21,184)	(35,637)
Net increase (decrease)	(1,553)	(1,622)	$ (16,358)	$ (17,606)
Class B
Shares sold	42	144	$ 436	$ 1,578
Reinvestment of distributions	76	193	800	2,115
Shares redeemed	(1,019)	(2,350)	(10,705)	(25,607)
Net increase (decrease)	(901)	(2,013)	$ (9,469)	$ (21,914)
Class C
Shares sold	59	245	$ 616	$ 2,682
Reinvestment of distributions	32	80	337	873
Shares redeemed	(494)	(1,047)	(5,189)	(11,404)
Net increase (decrease)	(403)	(722)	$ (4,236)	$ (7,849)
Fidelity Mortgage Securities Fund
Shares sold	6,228	26,597	$ 65,578	$ 291,947
Reinvestment of distributions	3,074	6,813	32,305	74,535
Shares redeemed	(29,552)	(43,460)	(311,206)	(474,256)
Net increase (decrease)	(20,250)	(10,050)	$ (213,323)	$ (107,774)
Institutional Class
Shares sold	117	356	$ 1,223	$ 3,903
Reinvestment of distributions	18	38	190	418
Shares redeemed	(295)	(726)	(3,089)	(7,961)
Net increase (decrease)	(160)	(332)	$ (1,676)	$ (3,640)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AMORI-USAN-0408
1.784899.105

(Fidelity Investment logo)(registered trademark)

Fidelity
Mortgage Securities
Fund

(A Class of Fidelity® Advisor Mortgage
Securities Fund)

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Class A
Actual	$ 1,000.00	$ 1,007.20	$ 4.24
HypotheticalA	$ 1,000.00	$ 1,020.64	$ 4.27
Class T
Actual	$ 1,000.00	$ 1,007.30	$ 4.14
HypotheticalA	$ 1,000.00	$ 1,020.74	$ 4.17
Class B
Actual	$ 1,000.00	$ 1,004.00	$ 7.52
HypotheticalA	$ 1,000.00	$ 1,017.35	$ 7.57
Class C
Actual	$ 1,000.00	$ 1,003.50	$ 7.97
HypotheticalA	$ 1,000.00	$ 1,016.91	$ 8.02
Fidelity Mortgage Securities Fund
Actual	$ 1,000.00	$ 1,009.20	$ 2.25
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,008.80	$ 2.70
HypotheticalA	$ 1,000.00	$ 1,022.18	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.85%
Class T	.83%
Class B	1.51%
Class C	1.60%
Fidelity Mortgage Securities Fund	.45%
Institutional Class	.54%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Coupon Distribution as of February 29, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	0.7	0.9
3 - 3.99%	10.5	1.7
4 - 4.99%	11.2	10.7
5 - 5.99%	35.5	48.4
6 - 6.99%	35.2	30.1
7 - 7.99%	4.4	4.3
8% and over	0.9	0.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 29, 2008
6 months ago
Years	5.4	4.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	3.5	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008 *		As of August 31, 2007 **
	Mortgage Securities 92.5%		Mortgage Securities 82.3%
	Corporate Bonds 0.9%		Corporate Bonds 2.8%
	CMOs and Other Mortgage Related Securities 32.7%		CMOs and Other Mortgage Related Securities 32.9%
	U.S. Treasury Obligations 0.0%		U.S. Treasury Obligations 2.7%
	U.S. Government Agency Obligations 0.0%		U.S. Government Agency Obligations 0.4%
	Asset-Backed Securities 8.9%		Asset-Backed Securities 13.8%
	Short-Term Investments and Net Other Assets (dagger)(35.0)%		Short-Term Investments and Net Other Assets (dagger)(34.9)%
* Foreign investments	4.8%	** Foreign investments	6.4%
* Futures and Swaps	(0.4)%	** Futures and Swaps	13.7%

(dagger)Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 92.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 48.6%
3.593% 9/1/33 (g)	$ 734	$ 742
3.718% 6/1/33 (g)	2,312	2,343
3.75% 10/1/33 (g)	207	209
3.777% 7/1/33 (g)	235	240
3.781% 6/1/33 (g)	2,554	2,574
3.798% 6/1/33 (g)	158	159
3.831% 5/1/34 (g)	1,705	1,723
3.862% 8/1/33 (g)	194	195
3.907% 5/1/33 (g)	67	68
3.957% 8/1/33 (g)	1,011	1,024
4.027% 3/1/34 (g)	4,409	4,459
4.066% 7/1/34 (g)	6,140	6,223
4.073% 10/1/18 (g)	144	145
4.114% 4/1/34 (g)	2,771	2,794
4.119% 5/1/34 (g)	2,344	2,370
4.172% 1/1/35 (g)	483	493
4.175% 4/1/33 (g)	38	39
4.184% 8/1/33 (g)	877	885
4.25% 2/1/35 (g)	227	232
4.279% 6/1/33 (g)	2,469	2,501
4.282% 2/1/34 (g)	213	216
4.287% 12/1/33 (g)	200	203
4.302% 3/1/33 (g)	105	107
4.313% 1/1/35 (g)	1,905	1,953
4.33% 4/1/35 (g)	95	96
4.344% 1/1/35 (g)	251	257
4.347% 3/1/35 (g)	176	179
4.358% 2/1/34 (g)	434	440
4.373% 5/1/35 (g)	188	192
4.373% 5/1/35 (g)	184	187
4.376% 1/1/34 (g)	1,937	1,956
4.391% 2/1/35 (g)	372	381
4.418% 8/1/34 (g)	607	615
4.434% 3/1/35 (g)	355	364
4.455% 8/1/35 (g)	3,273	3,303
4.5% 4/1/18 to 9/1/31	14,178	13,866
4.524% 1/1/35 (g)	231	233
4.531% 5/1/35 (g)	583	595
4.532% 7/1/35 (g)	706	715
4.561% 2/1/35 (g)	75	77
4.569% 1/1/35 (g)	1,889	1,937
4.584% 2/1/35 (g)	139	143
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.6% 1/1/20 (g)	$ 1,092	$ 1,120
4.647% 4/1/33 (g)	911	927
4.682% 9/1/34 (g)	2,973	3,051
4.692% 8/1/35 (g)	1,041	1,056
4.702% 8/1/35 (g)	1,145	1,161
4.716% 7/1/34 (g)	603	616
4.716% 2/1/35 (g)	1,448	1,487
4.768% 12/1/34 (g)	201	206
4.791% 12/1/35 (g)	1,068	1,084
4.832% 10/1/34 (g)	2,065	2,114
4.836% 9/1/34 (g)	2,065	2,115
4.845% 1/1/35 (g)	741	758
4.854% 7/1/35 (g)	1,314	1,352
4.889% 4/1/33 (g)	2,117	2,170
4.932% 8/1/34 (g)	1,994	2,043
4.939% 7/1/35 (g)	53	55
4.952% 3/1/35 (g)	1,104	1,135
5% 9/1/16 to 1/1/21	19,504	19,832
5% 3/1/38 (b)(c)	15,000	14,778
5% 3/1/38 (b)	10,000	9,852
5% 3/12/38 (b)	40,000	39,408
5% 3/12/38 (b)	24,000	23,645
5.04% 5/1/35 (g)	1,166	1,186
5.055% 1/1/37 (g)	1,404	1,438
5.087% 7/1/34 (g)	485	497
5.118% 3/1/34 (g)	3,494	3,573
5.123% 8/1/34 (g)	1,306	1,341
5.167% 3/1/36 (g)	3,255	3,365
5.195% 6/1/35 (g)	831	846
5.218% 2/1/35 (g)	68	68
5.22% 9/1/35 (g)	210	217
5.227% 11/1/32 (g)	559	573
5.25% 11/1/36 (g)	691	706
5.264% 12/1/36 (g)	663	678
5.304% 3/1/36 (g)	9,150	9,474
5.307% 7/1/35 (g)	777	818
5.312% 7/1/35 (g)	582	600
5.351% 1/1/32 (g)	214	217
5.353% 1/1/36 (g)	2,430	2,476
5.368% 6/1/36 (g)	1,970	2,032
5.368% 3/1/37 (g)	4,573	4,684
5.378% 2/1/37 (g)	646	663
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.459% 2/1/37 (g)	$ 4,074	$ 4,190
5.489% 6/1/32 (g)	357	366
5.5% 1/1/09 to 7/1/37 (c)(e)	59,504	60,483
5.5% 3/1/38 (b)	15,000	15,098
5.5% 3/1/38 (b)	200	201
5.5% 3/1/38 (b)	23,000	23,150
5.538% 10/1/36 (g)	553	572
5.608% 1/1/35 (g)	3,272	3,328
5.663% 6/1/36 (g)	1,757	1,822
5.792% 3/1/36 (g)	3,731	3,868
5.798% 11/1/36 (g)	946	972
5.802% 1/1/36 (g)	652	673
5.812% 7/1/36 (g)	858	883
5.824% 12/1/35 (g)	2,471	2,511
5.83% 5/1/36 (g)	4,338	4,496
5.844% 4/1/36 (g)	465	482
5.854% 3/1/36 (g)	1,918	1,981
5.884% 9/1/36 (g)	1,044	1,071
5.894% 3/1/36 (g)	1,751	1,814
5.923% 5/1/36 (g)	1,827	1,894
5.966% 5/1/36 (g)	610	633
5.974% 9/1/36 (g)	1,121	1,158
6% 4/1/08 to 11/1/37 (e)	117,419	120,902
6% 3/1/23 (b)	28,000	28,916
6% 3/1/38 (b)(c)	9,800	10,017
6.01% 4/1/36 (g)	6,837	7,089
6.017% 1/1/35 (g)	2,592	2,641
6.027% 9/1/36 (g)	769	798
6.033% 9/1/36 (g)	1,206	1,244
6.069% 4/1/36 (g)	6,301	6,534
6.104% 3/1/37 (g)	1,027	1,065
6.158% 4/1/36 (g)	1,072	1,112
6.198% 5/1/37 (g)	84	87
6.224% 6/1/36 (g)	163	167
6.244% 8/1/46 (g)	323	333
6.27% 6/1/36 (g)	3,432	3,558
6.333% 5/1/36 (g)	1,462	1,516
6.447% 4/1/37 (g)	1,161	1,198
6.499% 12/1/36 (g)	206	213
6.5% 5/1/12 to 9/1/47 (d)	84,487	88,003
6.614% 12/1/36 (g)	286	297
6.834% 9/1/37 (g)	813	841
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.869% 9/1/37 (g)	$ 1,904	$ 1,974
6.918% 9/1/37 (g)	719	745
7% 12/1/15 to 7/1/37	14,107	14,963
7.267% 9/1/37 (g)	952	987
7.5% 8/1/22 to 5/1/37	15,826	16,869
8% 12/1/29 to 3/1/37	201	210
8.5% 1/1/16 to 7/1/31	244	270
9% 2/1/13 to 10/1/30	638	725
9.5% 11/1/09 to 8/1/22	101	113
11% 8/1/10	30	32
12.25% 5/1/15	20	23
12.5% 8/1/15 to 3/1/16	24	29
12.75% 2/1/15	4	5
13.5% 9/1/14	4	4
		667,976
Freddie Mac - 35.9%
3.759% 10/1/33 (g)	2,520	2,550
3.91% 6/1/34 (g)	378	383
4.004% 4/1/34 (g)	3,198	3,231
4.075% 6/1/33 (g)	3,032	3,075
4.171% 1/1/35 (g)	3,287	3,327
4.235% 3/1/34 (g)	1,766	1,783
4.299% 12/1/34 (g)	300	305
4.38% 3/1/35 (g)	235	238
4.41% 6/1/35 (g)	389	394
4.419% 3/1/35 (g)	338	345
4.42% 2/1/34 (g)	247	249
4.449% 3/1/35 (g)	339	347
4.5% 9/1/18 (e)	2,860	2,878
4.743% 3/1/34 (g)	3,319	3,354
4.786% 2/1/36 (g)	312	320
4.807% 3/1/35 (g)	602	616
4.893% 5/1/34 (g)	39	39
5% 6/1/18 to 1/1/37 (e)	28,051	27,737
5% 3/1/38 (b)	17,000	16,746
5.021% 4/1/35 (g)	141	145
5.032% 4/1/35 (g)	1,266	1,287
5.195% 12/1/33 (g)	1,967	1,992
5.275% 11/1/35 (g)	1,253	1,272
5.5% 6/1/09 to 11/1/33	30,563	31,137
5.5% 3/1/38 (b)(c)	42,000	42,258
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 3/1/38 (b)	$ 62,000	$ 62,381
5.542% 4/1/37 (g)	616	630
5.591% 1/1/37 (g)	2,242	2,295
5.762% 10/1/35 (g)	287	295
5.778% 3/1/37 (g)	2,461	2,521
5.794% 4/1/37 (g)	2,356	2,427
5.829% 5/1/37 (g)	713	732
5.845% 6/1/37 (g)	1,797	1,848
5.872% 11/1/31 (g)	98	100
5.946% 4/1/36 (g)	1,521	1,573
6% 5/1/16 to 7/1/37	33,783	34,762
6% 3/1/38 (b)	60,000	61,308
6% 3/1/38 (b)(c)	67,500	68,971
6.017% 6/1/36 (g)	739	763
6.128% 4/1/37 (g)	855	876
6.146% 10/1/36 (g)	155	160
6.189% 7/1/36 (g)	2,572	2,663
6.224% 5/1/36 (g)	614	635
6.254% 3/1/36 (g)	3,174	3,268
6.287% 12/1/36 (g)	1,090	1,127
6.342% 7/1/36 (g)	785	813
6.385% 12/1/36 (g)	1,820	1,872
6.417% 6/1/37 (g)	169	175
6.42% 10/1/36 (g)	3,959	4,087
6.5% 4/1/11 to 8/1/47 (e)	31,758	33,164
6.584% 10/1/36 (g)	6,222	6,447
6.605% 12/1/36 (g)	4,499	4,646
6.615% 7/1/36 (g)	3,158	3,268
6.618% 6/1/37 (g)	274	282
6.676% 6/1/36 (g)	560	578
6.691% 8/1/37 (g)	1,221	1,261
6.697% 10/1/36 (g)	2,025	2,099
6.733% 1/1/37 (g)	2,841	2,946
6.744% 9/1/36 (g)	8,131	8,416
6.845% 10/1/36 (g)	2,674	2,754
7% 6/1/21 to 5/1/37	9,413	9,922
7.224% 2/1/37 (g)	366	379
7.5% 3/1/08 to 4/1/37	12,439	13,393
7.581% 4/1/37 (g)	180	187
7.7% 8/1/36 (g)	15	16
8% 11/1/16 to 1/1/37	318	333
8.5% 7/1/09 to 9/1/20	53	59
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9% 3/1/09 to 5/1/21	$ 279	$ 312
10% 1/1/09 to 5/1/19	59	65
10.5% 8/1/10 to 2/1/16	6	6
12.5% 10/1/12 to 12/1/14	45	50
13% 12/1/13 to 6/1/15	91	105
		492,978
Government National Mortgage Association - 7.8%
5.5% 3/1/38 (b)	15,000	15,342
5.5% 3/1/38 (b)	25,000	25,570
5.5% 3/20/38 (b)	20,000	20,456
5.5% 3/20/38 (b)	30,000	30,684
6.5% 5/15/28 to 7/15/36	8,496	8,988
7% 2/15/24 to 7/15/32	3,862	4,095
7.5% 9/15/16 to 4/15/32	1,361	1,468
8% 6/15/21 to 12/15/25	516	565
8.5% 8/15/16 to 10/15/28	808	899
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	67	78
13.5% 7/15/11	3	4
		108,151
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,255,892)		1,269,105
Asset-Backed Securities - 5.9%

Accredited Mortgage Loan Trust Series 2006-1 Class A1, 3.195% 4/25/36 (g)	263	256
ACE Securities Corp. Home Equity Loan Trust:
Series 2005-HE6 Class A2B, 3.335% 10/25/35 (g)	376	375
Series 2006-HE3 Class A2A, 3.185% 6/25/36 (g)	356	353
Ameriquest Mortgage Securities, Inc.:
Series 2005-R10 Class A2B, 3.355% 12/25/35 (g)	680	629
Series 2006-M3 Class A2A, 3.185% 10/25/36 (g)	774	765
Argent Securities, Inc. Series 2006-M2 Class A2A, 3.185% 9/25/36 (g)	3,282	3,245
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE3 Class A3, 3.195% 3/25/36 (g)	80	78
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AQ2 Class M7, 4.785% 9/25/35 (g)	1,965	41
Series 2005-FR1 Class M1, 3.635% 6/25/35 (g)	600	543
Series 2007-AQ1 Class A1, 3.245% 11/25/36 (g)	1,132	1,083
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Asset Backed Securities I Trust: - continued
Series 2007-HE3 Class 1A1, 3.255% 4/25/37 (g)	$ 875	$ 849
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	858
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 3.185% 8/26/36 (g)	199	197
Series 2006-NC2 Class A2A, 3.175% 9/25/36 (g)	281	277
Series 2006-WF2 Class A2B, 5.735% 5/25/36	1,094	1,094
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 3.255% 1/25/37 (g)	104	101
Series 2007-11 Class 2A1, 3.195% 6/25/47 (g)	4,828	4,653
Series 2007-4 Class A1A, 3.255% 9/25/37 (g)	5,479	5,407
Series 2007-BC2 Class 2A1, 3.225% 6/25/37 (g)	1,015	983
Credit-Based Asset Servicing & Securitization Trust Series 2006-CB7 Class A2, 3.195% 10/25/36 (g)	613	599
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 3.245% 4/25/36 (g)	640	629
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	691
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	316
Fremont Home Loan Trust:
Series 2005-E Class 2A2, 3.305% 1/25/36 (g)	141	141
Series 2006-3 Class 2A1, 3.405% 2/25/37 (g)	64	64
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(g)	160	96
Series 2004-AR2 Class B1, 5.035% 8/25/34 (g)	796	439
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 4.935% 3/25/36 (g)	192	192
Helios Finance L.P. Series 2007-S1 Class B1, 4.6588% 10/20/14 (a)(g)	2,325	2,109
Holmes Master Issuer PLC Series 2006-1A Class 2C, 4.6475% 7/15/40 (a)(g)	490	435
Home Equity Asset Trust Series 2006-8 Class 2A1, 3.185% 3/25/37 (g)	84	82
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	217	217
Class A1B, 3.235% 7/25/36 (g)	1,709	1,688
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	9,223
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 3.685% 6/25/35 (g)	1,125	1,007
Series 2006-1 Class 2A2, 3.275% 2/25/36 (g)	487	483
Series 2006-2 Class 2A2, 3.265% 3/25/36 (g)	2,135	2,119
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust: - continued
Series 2006-4 Class 2A2, 3.235% 5/25/36 (g)	$ 545	$ 538
Series 2006-6 Class M9, 5.035% 7/25/36 (g)	3,500	221
Series 2006-8 Class 2A1, 3.175% 9/25/36 (g)	661	650
Series 2006-9 Class M10, 5.635% 11/25/36 (g)	2,721	175
Luminent Mortgage Trust Series 2006-3 Class 12A1, 3.345% 5/25/36 (g)	2,428	2,095
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 3.345% 5/25/47 (g)	1,000	807
MASTR Asset Backed Securities Trust:
Series 2006-HE1 Class A2, 3.275% 1/25/36 (g)	1,255	1,248
Series 2006-WMC3 Class A2, 3.185% 8/25/36 (g)	527	521
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 3.305% 2/25/37 (g)	4,381	4,030
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 3.205% 7/25/37 (g)	1,005	987
Morgan Stanley ABS Capital I Trust:
Series 2006-HE4 Class A1, 3.175% 6/25/36 (g)	136	135
Series 2006-HE6 Class A2A, 3.175% 9/25/36 (g)	2,025	1,962
Series 2006-NC1 Class A2, 3.275% 12/25/35 (g)	237	236
Series 2007-HE2 Class A2A, 3.175% 1/25/37 (g)	133	130
Series 2007-HE4 Class A2A, 3.245% 2/25/37 (g)	123	120
Series 2007-NC3 Class A2A, 3.195% 5/25/37 (g)	65	63
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 3.235% 4/25/37 (g)	1,359	1,331
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 3.185% 11/25/36 (g)	253	248
National Collegiate Student Loan Trust:
Series 2006-4 Class AIO, 6.35% 2/27/12 (i)	4,205	899
Series 2007-1 Class AIO, 7.27% 4/25/12 (i)	6,370	1,697
Series 2007-2 Class AIO, 6.7% 7/25/12 (i)	4,540	1,249
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (g)	439	436
Newcastle CDO VIII Series 2006-8A Class 4, 3.735% 11/1/52 (a)(g)	5,000	2,150
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	293	295
NovaStar Mortgage Funding Trust:
Series 2006-2 Class A2A, 3.185% 6/25/36 (g)	24	24
Series 2006-5 Class A2A, 3.205% 11/25/36 (g)	265	260
Series 2006-6 Class A2A, 3.205% 1/25/37 (g)	355	349
Ocala Funding LLC Series 2006-1A Class A, 4.5138% 3/20/11 (a)(g)	2,100	1,575
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 3.225% 5/25/37 (g)	$ 444	$ 436
Series 2007-6 Class 2A1, 3.195% 7/25/37 (g)	402	396
Ownit Mortgage Loan Trust:
Series 2006-2 Class A2A, 3.215% 1/25/37 (g)	258	256
Series 2006-6 Class A2A, 3.195% 9/25/37 (g)	1,988	1,955
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 3.205% 9/25/36 (g)	1,478	1,465
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	985	989
Class C, 5.77% 5/25/10 (a)	915	921
Popular ABS Mortgage Trust pass-thru certificates Series 2005-6 Class A1, 5.5% 1/25/36	57	56
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	484	452
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 4.855% 1/25/36 (g)	500	106
Series 2006-FR4 Class A2A, 3.215% 8/25/36 (g)	682	659
Series 2006-WM4 Class A2A, 3.215% 11/25/36 (g)	397	385
Series 2007-NC1 Class A2A, 3.185% 12/25/36 (g)	469	458
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	531	531
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 3.565% 5/25/35 (g)	1,995	1,861
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 3.225% 6/25/37 (g)	1,465	1,406
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	11
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	9
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	12
WaMu Asset-Backed Certificates Series 2006-HE5:
Class B1, 5.635% 10/25/36 (a)(g)	1,005	78
Class M9, 5.635% 10/25/36 (g)	1,515	132
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 3.225% 4/25/37 (g)	1,351	1,295
TOTAL ASSET-BACKED SECURITIES (Cost $95,822)		80,617
Collateralized Mortgage Obligations - 25.5%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 13.8%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (e)(g)	$ 6,360	$ 6,042
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.46% 2/17/52 (a)(g)	910	816
Series 2006-2A Class 2C, 5.285% 2/17/52 (a)(g)	2,250	1,981
Series 2007-1A:
Class 1A1, 4.0425% 2/17/20 (a)(g)	3,930	3,921
Class 1C, 3.33% 2/17/52 (a)(g)	2,860	2,803
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1475% 10/25/33 (g)	15,000	14,855
Series 2003-J Class 2A2, 4.4036% 11/25/33 (g)	877	830
Series 2004-1 Class 2A2, 4.6825% 10/25/34 (g)	2,041	2,017
Series 2004-A:
Class 2A1, 3.5401% 2/25/34 (g)	527	518
Class 2A2, 4.0911% 2/25/34 (g)	2,276	2,246
Series 2004-D Class 2A1, 3.6156% 5/25/34 (g)	264	259
Series 2004-J Class 2A1, 4.7599% 11/25/34 (g)	1,029	1,018
Series 2005-D Class 2A7, 4.7832% 5/25/35 (g)	970	955
Series 2005-H:
Class 1A1, 4.9149% 9/25/35 (g)	269	256
Class 2A2, 4.8026% 9/25/35 (g)	1,139	1,106
Series 2005-J Class 2A5, 5.0887% 11/25/35 (e)(g)	3,435	3,386
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10 Class 11A1, 6.1243% 1/25/35 (g)	1,146	1,134
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3545% 2/25/37 (g)	163	162
Class 5A1, 4.1695% 2/25/37 (g)	1,423	1,400
Series 2007-A2:
Class 2A1, 4.2363% 7/25/37 (g)	793	783
Class 3A1, 4.5583% 7/25/37 (g)	5,792	5,771
Citigroup Mortgage Loan Trust:
Series 2004-UST1:
Class A3, 4.3825% 8/25/34 (g)	3,234	3,234
Class A4, 4.4074% 8/25/34 (g)	2,518	2,487
Series 2006-AR7 Class 1A1, 6.9272% 11/25/36 (g)	204	204
Countrywide Home Loans pass-thru certificates Series 2007-HY3 Class 1A1, 5.7137% 6/25/47 (g)	3,176	3,175
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	784	782
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 3.535% 3/25/35 (g)	$ 149	$ 140
Credit Suisse First Boston Mortgage Acceptance Corp. sequential payer Series 2003-1 Class 3A8, 6% 1/25/33	240	241
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.5056% 1/28/32 (a)(g)	274	214
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1118% 10/25/34 (g)	2,778	2,759
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 4.4213% 10/18/54 (a)(g)	770	578
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.15% 11/20/56 (a)(g)	1,675	1,291
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 4.9125% 10/11/41 (a)(g)	2,520	1,981
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 3.14% 12/20/54 (g)	1,705	1,589
Series 2005-4 Class C2, 3.29% 12/20/54 (g)	1,300	1,092
Series 2006-1A Class C2, 3.3% 12/20/54 (a)(g)	2,860	1,747
Series 2006-2 Class C1, 4.3638% 12/20/54 (g)	155	93
Series 2007-1:
Class 1C1, 5.2263% 12/20/54 (g)	940	745
Class 2C1, 5.3563% 12/20/54 (g)	500	294
Series 2007-2 Class 2C1, 4.4275% 12/17/54 (g)	1,355	861
GSR Mortgage Loan Trust:
Series 2005-AR4 Class 3A5, 4.7622% 7/25/35 (g)	920	913
Series 2007-AR2 Class 2A1, 4.8351% 4/25/35 (g)	1,058	1,047
Holmes Financing No. 8 PLC floater Series 8 Class 4A2, 4.3975% 7/15/40 (g)	5,000	4,954
Holmes Master Issuer PLC:
floater:
Series 2007-1 Class 1C1, 4.5375% 7/15/40 (a)(g)	2,325	2,279
Series 2007-2A Class 2C1, 4.6675% 7/15/40 (g)	1,160	986
Series 2007-1 Class 2C1, 4.6775% 7/15/40 (g)	640	549
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A1, 5.32% 6/12/47 (g)	919	907
JPMorgan Mortgage Trust:
sequential payer:
Series 2006-A3 Class 3A3, 5.7399% 5/25/36 (g)	4,525	4,315
Series 2006-A4 Class 1A3, 5.8178% 6/25/36 (g)	1,680	1,647
Series 2006-A3 Class 6A1, 3.7669% 8/25/34 (g)	1,490	1,460
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust: - continued
Series 2006-A4 Class 1A1, 5.8178% 6/25/36 (g)	$ 279	$ 279
Series 2007-A1:
Class 3A2, 5.0039% 7/25/35 (g)	4,355	4,314
Class 7A3, 5.3004% 7/25/35 (g)	6,920	6,639
MASTR Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	3,327	3,161
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 3.6213% 6/15/22 (a)(g)	17,993	16,014
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.231% 8/25/34 (g)	3,552	3,500
Series 2006-A6 Class A4, 4.1721% 10/25/33 (g)	4,029	4,022
Permanent Financing No. 4 PLC Class 3C, 5.9463% 6/10/42 (g)	1,405	1,307
Permanent Financing No. 8 PLC floater:
Class 2C, 5.5463% 6/10/42 (g)	1,580	1,558
Class 3C, 5.6663% 6/10/42 (g)	610	518
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	790	744
Series 2004-SL2 Class A1, 6.5% 10/25/16	134	142
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2938% 7/25/34 (g)	2,174	2,143
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	634	578
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 3.185% 5/25/36 (g)	82	81
Structured Asset Securities Corp.:
floater Series 2006-BC5 Class B, 5.635% 12/25/36 (a)(g)	795	66
Series 2003-15A Class 4A, 5.4347% 4/25/33 (g)	1,820	1,786
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,250	1,226
WaMu Mortgage pass-thru certificates:
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	490	492
Series 2004-AR7 Class A6, 3.9391% 7/25/34 (g)	395	397
Series 2004-RA3 Class 2A, 6.3682% 8/25/38 (g)	12,978	12,990
Series 2005-AR16 Class 1A3, 5.1017% 12/25/35 (g)	2,065	2,032
Series 2005-AR3 Class A2, 4.6353% 3/25/35 (g)	3,919	3,867
Series 2006-AR10 Class 1A4, 5.9401% 9/25/36 (g)	5,370	5,329
Series 2006-AR8 Class 2A2, 6.1327% 8/25/36 (g)	4,850	4,666
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR13 Class A4, 5.7606% 9/25/36 (g)	$ 1,720	$ 1,700
Series 2004-W:
Class A1, 4.5547% 11/25/34 (g)	1,844	1,820
Class A9, 4.56% 11/25/34 (g)	3,490	3,440
Series 2005-AR12 Class 2A6, 4.334% 7/25/35 (g)	1,093	1,078
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (g)	425	424
Series 2006-AR8:
Class 2A6, 5.2395% 4/25/36 (g)	4,865	4,823
Class 3A1, 5.2377% 4/25/36 (g)	4,076	4,052
TOTAL PRIVATE SPONSOR		190,011
U.S. Government Agency - 11.7%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,248	3,353
Class PZ, 6% 2/25/24	2,531	2,614
Series 1999-15 Class PC, 6% 9/25/18	1,338	1,358
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,157
Series 1993-165 Class SH, 10.8722% 9/25/23 (g)	185	205
Series 1999-17 Class PG, 6% 4/25/29	6,434	6,689
Series 2003-22 6% 4/25/33 (i)	4,705	1,055
Series 2003-26 Class KI, 5% 12/25/15 (i)	2,402	129
Series 2003-39 Class IA, 5.5% 10/25/22 (g)(i)	2,214	306
Series 2006-48 Class LF, 0% 8/25/34 (g)	227	227
Fannie Mae STRIP:
Series 339 Class 29, 5.5% 7/1/18 (i)	2,248	354
Series 348 Class 14, 6.5% 8/1/34 (i)	993	178
Series 351:
Class 12, 5.5% 4/1/34 (i)	743	173
Class 13, 6% 3/1/34 (i)	959	260
Series 359, Class 19 6% 7/1/35 (i)	954	221
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	4,484	4,661
Series 2001-52 Class YZ, 6.5% 10/25/31	232	245
Series 2001-63 Class TC, 6% 12/25/31 (e)	4,065	4,200
Series 2001-72 Class NZ, 6% 12/25/31	1,127	1,150
Series 2002-49 Class KG, 5.5% 8/25/17	4,020	4,140
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2005-14 Class ME, 5% 10/25/33	$ 1,785	$ 1,755
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,093
Series 2006-54 Class PC, 6% 1/25/36	6,880	7,065
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	5,444	5,632
Series 2001-31 Class ZC, 6.5% 7/25/31	1,856	1,947
Series 2002-34 Class Z, 6% 4/25/32	7,268	7,503
Series 2002-79 Class Z, 5.5% 11/25/22 (e)	2,090	2,123
Series 2003-80 Class CG, 6% 4/25/30	726	753
Series 2005-41 Class LA, 5.5% 5/25/35	3,293	3,381
Series 1999-33 Class PK, 6% 7/25/29	3,074	3,186
Series 2001-63 Class PG, 6% 12/25/31	2,296	2,379
Series 2001-74 Class QE, 6% 12/25/31	2,167	2,242
Series 2003-21 Class SK, 4.965% 3/25/33 (g)(i)	961	124
Series 2003-3 Class HS, 4.515% 9/25/16 (g)(i)	72	4
Series 2003-35:
Class BS, 3.865% 4/25/17 (g)(i)	732	40
Class TQ, 4.365% 5/25/18 (g)(i)	900	106
Series 2003-42:
Class HS, 3.965% 12/25/17 (g)(i)	8,309	695
Class SJ, 3.915% 11/25/22 (g)(i)	1,104	109
Series 2003-48 Class HI, 5% 11/25/17 (i)	3,323	356
Series 2004-54 Class SW, 2.865% 6/25/33 (g)(i)	4,284	294
Series 2005-14 Class SE, 2.915% 3/25/35 (g)(i)	4,920	327
Series 2006-4 Class IT, 6% 10/25/35 (i)	520	72
Series 2007-36:
Class GO, 4/25/37 (j)	577	449
Class PO, 4/25/37 (j)	1,035	794
Class SB, 3.465% 4/25/37 (g)(i)	13,541	1,318
Class SG, 3.465% 4/25/37 (g)(i)	7,486	692
Series 2007-57 Class SA, 21.81% 6/25/37 (g)	6,139	8,359
Series 2007-66:
Class SA, 20.79% 7/25/37 (g)	3,585	4,878
Class SB, 20.79% 7/25/37 (g)	1,125	1,560
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (g)	240	260
Class GY, 0% 5/15/37 (g)	264	286
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	$ 5,634	$ 5,852
Series 2104 Class PG, 6% 12/15/28	1,705	1,773
Series 2162 Class PH, 6% 6/15/29	394	410
Series 70 Class C, 9% 9/15/20	123	138
sequential payer Series 2114 Class ZM, 6% 1/15/29	819	852
Series 3030 Class SL, 2.9788% 9/15/35 (g)(i)	11,208	839
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,991	2,076
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (g)	526	466
Series 3129 Class MF, 0% 7/15/34 (g)	384	391
Series 3222 Class HF, 0% 9/15/36 (g)	600	620
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	2,252	2,343
Series 2131 Class BG, 6% 3/15/29	8,415	8,743
Series 2137 Class PG, 6% 3/15/29	2,203	2,293
Series 2154 Class PT, 6% 5/15/29	3,339	3,463
Series 2435 Class VG, 6% 2/15/13	796	827
Series 2488 Class PR, 6% 8/15/32	1,210	1,254
Series 2585 Class KS, 4.4788% 3/15/23 (g)(i)	551	54
Series 2590 Class YR, 5.5% 9/15/32 (i)	135	40
Series 2802 Class OB, 6% 5/15/34	3,375	3,488
Series 2810 Class PD, 6% 6/15/33	2,540	2,639
Series 3077 Class TO, 4/15/35 (j)	4,483	3,523
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,610	2,716
Series 2274 Class ZM, 6.5% 1/15/31	872	921
Series 2281 Class ZB, 6% 3/15/30	1,078	1,115
Series 2388 Class ZA, 6% 12/15/31	5,643	5,813
Series 2417 Class KZ, 6% 2/15/32	1,088	1,106
Series 2502 Class ZC, 6% 9/15/32	1,597	1,640
Series 2504 Class Z, 6% 9/15/32	1,630	1,688
Series 2564 Class ES, 4.4788% 2/15/22 (g)(i)	989	83
Series 2575 Class ID, 5.5% 8/15/22 (i)	155	22
Series 2750 Class ZT, 5% 2/15/34	2,649	2,491
Series 2817 Class SD, 3.9288% 7/15/30 (g)(i)	1,640	138
Series 3097 Class IA, 5.5% 3/15/33 (i)	4,178	756
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 1658 Class GZ, 7% 1/15/24	$ 2,524	$ 2,672
Series 2587 Class IM, 6.5% 3/15/33 (i)	1,600	349
Series 2844:
Class SC, 26.5119% 8/15/24 (g)	116	163
Class SD, 45.8737% 8/15/24 (g)	170	350
Series 2957 Class SW, 2.8788% 4/15/35 (g)(i)	6,612	385
Series 3002 Class SN, 3.3788% 7/15/35 (g)(i)	6,657	633
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,867	1,929
Series 2003-11 Class S, 3.4338% 2/16/33 (g)(i)	5,313	455
Series 2004-32 Class GS, 3.3838% 5/16/34 (g)(i)	1,543	130
TOTAL U.S. GOVERNMENT AGENCY		160,096
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $348,729)		350,107
Commercial Mortgage Securities - 4.4%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4398% 2/14/43 (g)	8,300	9,592
Class PS1, 1.5974% 2/14/43 (g)(i)	19,121	840
Banc of America Commercial Mortgage Trust sequential payer Series 2007-2 Class A1, 5.421% 1/10/12	1,318	1,303
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class HSA, 4.954% 3/11/41 (a)	740	661
Class HSB, 4.954% 3/11/41 (a)	895	785
Class HSC, 4.954% 3/11/41 (a)	895	760
Class HSD, 4.954% 3/11/41 (a)	895	763
Class HSE, 4.954% 3/11/41 (a)	2,290	1,901
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 4.485% 10/25/36 (a)(g)	286	178
Class B2, 4.485% 10/25/36 (a)(g)	186	111
Class B3, 5.735% 10/25/36 (a)(g)	333	206
Class M4, 3.615% 10/25/36 (a)(g)	286	228
Class M5, 3.935% 10/25/36 (a)(g)	363	281
Class M6, 3.695% 10/25/36 (a)(g)	705	525
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class B1, 3.835% 12/25/36 (a)(g)	$ 112	$ 75
Class B2, 4.385% 12/25/36 (a)(g)	108	64
Class B3, 5.585% 12/25/36 (a)(g)	198	118
Series 2007-1:
Class B1, 3.805% 3/25/37 (a)(g)	164	103
Class B2, 4.285% 3/25/37 (a)(g)	119	72
Class B3, 6.485% 3/25/37 (a)(g)	341	222
Class M1, 3.405% 3/25/37 (a)(g)	137	118
Class M2, 3.425% 3/25/37 (a)(g)	106	89
Class M3, 3.455% 3/27/37 (a)(g)	93	76
Class M4, 3.505% 3/25/37 (a)(g)	71	57
Class M5, 3.555% 3/25/37 (a)(g)	115	89
Class M6, 3.635% 3/25/37 (a)(g)	164	123
Series 2007-2A:
Class B1, 4.735% 7/25/37 (a)(g)	124	86
Class B2, 5.385% 7/25/37 (a)(g)	105	66
Class B3, 6.485% 7/25/37 (a)(g)	119	76
Class M4, 3.785% 7/25/37 (a)(g)	153	123
Class M5, 3.885% 7/25/37 (a)(g)	138	108
Class M6, 4.135% 7/25/37 (a)(g)	172	130
Series 2007-3:
Class B1, 4.085% 7/25/37 (a)(g)	117	80
Class B2, 4.735% 7/25/37 (a)(g)	306	199
Class B3, 7.135% 7/25/37 (a)(g)	158	97
Class M1, 3.445% 7/25/37 (a)(g)	104	78
Class M2, 3.475% 7/25/37 (a)(g)	108	79
Class M3, 3.505% 7/25/37 (a)(g)	176	174
Class M4, 3.635% 7/25/37 (a)(g)	279	275
Class M5, 3.735% 7/25/37 (a)(g)	140	105
Class M6, 3.935% 7/25/37 (a)(g)	108	70
Series 2007-4A:
Class B1, 5.685% 9/25/37 (a)(g)	146	98
Class B2, 6.585% 9/25/37 (a)(g)	539	356
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-T26 Class A1, 5.145% 1/12/45 (g)	2,537	2,489
Series 2007-PW15 Class A1, 5.016% 2/11/44	1,209	1,184
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0423% 5/15/35 (a)(g)(i)	29,959	1,383
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	$ 1,110	$ 1,152
Class F, 7.734% 1/15/32	600	623
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (g)	1,014	993
COMM pass-thru certificates Series 2006-C8 Class A1, 5.11% 12/10/46	1,666	1,652
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A1, 5.664% 6/15/39 (g)	768	766
Series 2007-C2 Class A1, 5.269% 1/15/49	687	680
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 4.6213% 7/15/19 (a)(g)	1,196	992
Class SHDC, 4.1213% 7/15/19 (a)(g)	571	476
Series 2006-TFL2 Class SHDD, 4.4713% 7/15/19 (a)(g)	322	267
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	850	842
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A1, 5.233% 3/10/39	1,083	1,069
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 4.86% 3/1/20 (a)(g)	780	722
Class D, 4.91% 3/1/20 (a)(g)	235	223
Class E, 4.98% 3/1/20 (a)(g)	390	359
Class F, 5.02% 3/1/20 (a)(g)	195	178
Class G, 5.06% 3/1/20 (a)(g)	95	91
Class H, 5.19% 3/1/20 (a)(g)	160	145
Class J, 5.39% 3/1/20 (a)(g)	230	207
Series 1998-GLII Class E, 7.176% 4/13/31 (g)	390	390
GS Mortgage Securities Trust Series 2007-GG10 Class A1, 5.69% 8/10/45	1,143	1,127
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	825
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB13 Class E, 5.5419% 1/12/43 (a)(g)	2,770	2,045
Series 2007-LDP10 Class A1, 5.122% 5/15/49	782	771
LB Commercial Conduit Mortgage Trust Series 2007-C3 Class F, 6.1339% 7/15/44 (g)	1,000	728
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C3 Class A1, 5.478% 3/15/39	$ 934	$ 933
Series 2006-C6 Class A1, 5.23% 9/15/39	1,036	1,027
Series 2006-C7 Class A1, 5.279% 11/15/38	466	462
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	703	699
Series 2007-C2 Class A1, 5.226% 2/15/40	586	580
Series 2004-C2 Class XCP, 1.2917% 3/1/36 (a)(g)(i)	99,258	2,056
Series 2007-C1 Class XCP, 0.6553% 2/15/40 (g)(i)	14,955	342
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A1, 4.275% 12/12/11	623	606
Series 2007-6 Class A1, 5.175% 3/12/51	702	694
Morgan Stanley Capital I Trust sequential payer:
Series 2007-HQ11 Class A1, 5.246% 2/20/44	1,171	1,156
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,113	1,089
Series 2007-IQ14 Class A1, 5.38% 4/15/49	2,280	2,246
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	4,276	4,270
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C30 Class A1, 5.031% 12/15/43 (e)	1,078	1,062
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $65,252)		61,141
Fixed-Income Funds - 9.1%
	Shares
Fidelity Ultra-Short Central Fund (h) (Cost $145,069)	1,457,909	125,074
Cash Equivalents - 2.6%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) # (Cost $35,324)	$ 35,333	$ 35,324
TOTAL INVESTMENT PORTFOLIO - 139.8% (Cost $1,946,088)		1,921,368
NET OTHER ASSETS - (39.8)%		(547,389)
NET ASSETS - 100%		$ 1,373,979
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Eurodollar Contracts
25 Eurodollar 90 Day Index Contracts	March 2008	$ 24,824	$ (106)
25 Eurodollar 90 Day Index Contracts	June 2008	24,853	(127)
25 Eurodollar 90 Day Index Contracts	Sept. 2008	24,862	(134)
TOTAL EURODOLLAR CONTRACTS			$ (367)
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34

	Oct. 2034	$ 1,400	$ (336)
Receive monthly a fixed rate .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-01 Index, par value of the proportional notional amount (f)	August 2045	5,000	(2,928)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .32% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 06-1 Index, par value of the proportional notional amount (f)

	August 2045	$ 15,000	$ (4,275)
Receive monthly a fixed rate of .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-01 Index, par value of the porportional notional amount (f)	August 2045	11,000	(6,441)
Receive monthly notional amount multiplied by 1.35% and pay Deutsche Bank upon credit event of Asset Backed Sec. Corp. Home Equity Loan Trust, par value of the notional amount of Asset Backed Sec. Corp. Home Equity Loan Trust Series 2006-HE5 Class M8 6.32% 7/25/36	August 2036	5,000	(4,538)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	1,000	(751)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	1,400	(1,181)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	537	(247)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	1,400	(1,250)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon credit event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36

	August 2036	$ 7,500	$ (6,467)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36	August 2036	2,500	(2,235)
Receive monthly notional amount multiplied by 3.75% and pay Deutsche Bank upon credit event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2005-3 Class M9, 7.32% 2/25/36	March 2036	2,000	(1,271)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36	Oct. 2036	7,500	(6,661)
TOTAL CREDIT DEFAULT SWAPS		61,237	(38,581)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.0987% with Credit Suisse First Boston	Jan. 2013	25,000	282
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.82% with JPMorgan Chase, Inc.	Jan. 2010	20,000	(426)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.17% with Morgan Stanley, Inc.	Dec. 2010	50,000	(1,791)
Receive semi-annually a fixed rate equal to 3.678% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2013	30,000	428
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.20% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	August 2012	$ 22,500	$ 1,867
Receive semi-annually a fixed rate equal to 5.38% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2017	19,000	1,851
Receive semi-annually fixed rate equal to 4.502% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Nov. 2013	12,500	772
TOTAL INTEREST RATE SWAPS		179,000	2,983
		$ 240,237	$ (35,598)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $76,928,000 or 5.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $154,000.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $37,120,000.
(f) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$35,324,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 1,438
Banc of America Securities LLC	2,301
Bank of America, NA	3,452
Barclays Capital, Inc.	17,211
ING Financial Markets LLC	3,585
J.P. Morgan Securities, Inc.	1,151
Societe Generale, New York Branch	3,021
UBS Securities LLC	2,877
WestLB AG	288
$ 35,324
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 7,064
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 323,937	$ 39,992	$ 212,322	$ 125,074	1.8%
Income Tax Information
At August 31, 2007, the fund had a capital loss carryforward of approximately $20,332,000 of which $2,470,000, $14,312,000 and $3,550,000 will expire on August 31, 2013, 2014 and 2015, respectively.
The fund intends to elect to defer to its fiscal year ending August 31, 2008 approximately $16,872,000 of losses recognized during the period November 1, 2006 to August 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $35,324) - See accompanying schedule: Unaffiliated issuers (cost $1,801,019)	$ 1,796,294
Fidelity Central Funds (cost $145,069)	125,074
Total Investments (cost $1,946,088)		$ 1,921,368
Commitment to sell securities on a delayed delivery basis	(99,182)
Receivable for securities sold on a delayed delivery basis	98,407	(775)
Receivable for investments sold, regular delivery		5,769
Cash		3
Receivable for swap agreements		92
Receivable for fund shares sold		614
Interest receivable		6,797
Distributions receivable from Fidelity Central Funds		425
Total assets		1,934,293

Liabilities
Payable for investments purchased Regular delivery	$ 12,263
Delayed delivery	509,589
Payable for fund shares redeemed	1,743
Distributions payable	435
Swap agreements, at value	35,598
Accrued management fee	363
Distribution fees payable	66
Payable for daily variation on futures contracts	26
Other affiliated payables	178
Other payables and accrued expenses	53
Total liabilities		560,314

Net Assets		$ 1,373,979
Net Assets consist of:
Paid in capital		$ 1,502,137
Distributions in excess of net investment income		(4,235)
Accumulated undistributed net realized gain (loss) on investments		(67,840)
Net unrealized appreciation (depreciation) on investments		(56,083)
Net Assets		$ 1,373,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($45,602 ÷ 4,388 shares)	$ 10.39

Maximum offering price per share (100/96.00 of $10.39)	$ 10.82
Class T: Net Asset Value and redemption price per share ($51,103 ÷ 4,910 shares)	$ 10.41

Maximum offering price per share (100/96.00 of $10.41)	$ 10.84
Class B: Net Asset Value and offering price per share ($40,217 ÷ 3,871 shares)A	$ 10.39

Class C: Net Asset Value and offering price per share ($18,129 ÷ 1,747 shares)A	$ 10.38

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,210,727 ÷ 116,277 shares)	$ 10.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,201 ÷ 790 shares)	$ 10.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)

Investment Income
Interest		$ 35,448
Income from Fidelity Central Funds		7,064
Total income		42,512

Expenses
Management fee	$ 2,369
Transfer agent fees	881
Distribution fees	443
Fund wide operations fee	259
Independent trustees' compensation	3
Miscellaneous	2
Total expenses before reductions	3,957
Expense reductions	(11)	3,946
Net investment income		38,566
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,957
Fidelity Central Funds	(23,246)
Futures contracts	56
Swap agreements	(20,068)
Total net realized gain (loss)		(31,301)
Change in net unrealized appreciation (depreciation) on: Investment securities	6,070
Futures contracts	(367)
Swap agreements	1,720
Delayed delivery commitments	(626)
Total change in net unrealized appreciation (depreciation)		6,797
Net gain (loss)		(24,504)
Net increase (decrease) in net assets resulting from operations		$ 14,062

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 38,566	$ 91,147
Net realized gain (loss)	(31,301)	(21,173)
Change in net unrealized appreciation (depreciation)	6,797	(45,249)
Net increase (decrease) in net assets resulting from operations	14,062	24,725
Distributions to shareholders from net investment income	(39,007)	(90,807)
Share transactions - net increase (decrease)	(252,614)	(156,420)
Total increase (decrease) in net assets	(277,559)	(222,502)

Net Assets
Beginning of period	1,651,538	1,874,040
End of period (including distributions in excess of net investment income of $4,235 and distributions in excess of net investment income of $3,794, respectively)	$ 1,373,979	$ 1,651,538

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30	$ 11.26	$ 11.12
Income from Investment Operations
Net investment income E	.253	.521	.404	.408	.365	.282	.502
Net realized and unrealized gain (loss)	(.177)	(.401)	(.021)	(.267)	.181	.112	.172
Total from investment operations	.076	.120	.383	.141	.546	.394	.674
Distributions from net investment income	(.256)	(.520)	(.403)	(.421)	(.366)	(.274)	(.534)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)	-
Total distributions	(.256)	(.520)	(.403)	(.481)	(.516)	(.354)	(.534)
Net asset value, end of period	$ 10.39	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30	$ 11.26
Total Return B, C, D	.72%	1.04%	3.56%	1.26%	4.97%	3.56%	6.26%
Ratios to Average Net Assets F, I
Expenses before reductions	.85% A	.79%	.74% A	.82%	.86%	.81%	.84%
Expenses net of fee waivers, if any	.85% A	.79%	.74% A	.82%	.86%	.81%	.84%
Expenses net of all reductions	.85% A	.78%	.74% A	.82%	.86%	.81%	.84%
Net investment income	4.83% A	4.77%	4.44% A	3.65%	3.24%	2.51%	4.55%
Supplemental Data
Net assets, end of period (in millions)	$ 46	$ 54	$ 54	$ 50	$ 55	$ 69	$ 63
Portfolio turnover rate G	409% A	409%	232% A	183%	204%	356%	231%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31	$ 11.28	$ 11.14
Income from Investment Operations
Net investment income E	.255	.519	.399	.400	.353	.270	.492
Net realized and unrealized gain (loss)	(.178)	(.403)	(.012)	(.268)	.181	.101	.171
Total from investment operations	.077	.116	.387	.132	.534	.371	.663
Distributions from net investment income	(.257)	(.516)	(.397)	(.412)	(.354)	(.261)	(.523)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)	-
Total distributions	(.257)	(.516)	(.397)	(.472)	(.504)	(.341)	(.523)
Net asset value, end of period	$ 10.41	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31	$ 11.28
Total Return B, C, D	.73%	1.01%	3.59%	1.18%	4.86%	3.34%	6.15%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.82%	.81% A	.89%	.96%	.93%	.94%
Expenses net of fee waivers, if any	.83% A	.82%	.81% A	.89%	.96%	.93%	.94%
Expenses net of all reductions	.83% A	.82%	.81% A	.89%	.96%	.93%	.94%
Net investment income	4.86% A	4.73%	4.37% A	3.57%	3.14%	2.39%	4.45%
Supplemental Data
Net assets, end of period (in millions)	$ 51	$ 68	$ 89	$ 126	$ 131	$ 155	$ 195
Portfolio turnover rate G	409% A	409%	232% A	183%	204%	356%	231%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30	$ 11.26	$ 11.12
Income from Investment Operations
Net investment income E	.219	.443	.336	.323	.278	.197	.421
Net realized and unrealized gain (loss)	(.177)	(.401)	(.022)	(.257)	.172	.112	.171
Total from investment operations	.042	.042	.314	.066	.450	.309	.592
Distributions from net investment income	(.222)	(.442)	(.334)	(.336)	(.280)	(.189)	(.452)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)	-
Total distributions	(.222)	(.442)	(.334)	(.396)	(.430)	(.269)	(.452)
Net asset value, end of period	$ 10.39	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30	$ 11.26
Total Return B, C, D	.40%	.32%	2.91%	.58%	4.08%	2.78%	5.48%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.50%	1.50%A	1.58%	1.63%	1.57%	1.58%
Expenses net of fee waivers, if any	1.51%A	1.50%	1.50%A	1.58%	1.63%	1.57%	1.58%
Expenses net of all reductions	1.51%A	1.50%	1.50%A	1.58%	1.63%	1.57%	1.57%
Net investment income	4.18%A	4.05%	3.68%A	2.89%	2.48%	1.75%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 50	$ 74	$ 101	$ 134	$ 182	$ 176
Portfolio turnover rateG	409%A	409%	232%A	183%	204%	356%	231%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006H	2005J	2004J	2003J	2002J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29	$ 11.25	$ 11.10
Income from Investment Operations
Net investment incomeE	.214	.434	.328	.316	.273	.189	.413
Net realized and unrealized gain (loss)	(.177)	(.401)	(.021)	(.257)	.172	.112	.173
Total from investment operations	.037	.033	.307	.059	.445	.301	.586
Distributions from net investment income	(.217)	(.433)	(.327)	(.329)	(.275)	(.181)	(.436)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)	-
Total distributions	(.217)	(.433)	(.327)	(.389)	(.425)	(.261)	(.436)
Net asset value, end of period	$ 10.38	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29	$ 11.25
Total ReturnB, C, D	.35%	.25%	2.85%	.52%	4.04%	2.71%	5.43%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.60%A	1.58%	1.57%A	1.64%	1.68%	1.64%	1.64%
Expenses net of fee waivers, if any	1.60%A	1.58%	1.57%A	1.64%	1.68%	1.64%	1.64%
Expenses net of all reductions	1.60%A	1.58%	1.57%A	1.64%	1.68%	1.64%	1.64%
Net investment income	4.08%A	3.97%	3.61%A	2.82%	2.42%	1.68%	3.75%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 23	$ 31	$ 41	$ 58	$ 99	$ 74
Portfolio turnover rateG	409%A	409%	232%A	183%	204%	356%	231%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006G	2005I	2004I	2003I	2002I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31	$ 11.28	$ 11.14
Income from Investment Operations
Net investment incomeD	.274	.559	.432	.438	.390	.306	.526
Net realized and unrealized gain (loss)	(.177)	(.403)	(.023)	(.257)	.183	.102	.170
Total from investment operations	.097	.156	.409	.181	.573	.408	.696
Distributions from net investment income	(.277)	(.556)	(.429)	(.451)	(.393)	(.298)	(.556)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)	-
Total distributions	(.277)	(.556)	(.429)	(.511)	(.543)	(.378)	(.556)
Net asset value, end of period	$ 10.41	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31	$ 11.28
Total ReturnB, C	.92%	1.38%	3.80%	1.61%	5.21%	3.68%	6.47%
Ratios to Average Net AssetsE, H
Expenses before reductions	.45%A	.45%	.45%A	.55%	.62%	.60%	.63%
Expenses net of fee waivers, if any	.45%A	.45%	.45%A	.55%	.62%	.60%	.63%
Expenses net of all reductions	.45%A	.45%	.45%A	.55%	.62%	.60%	.63%
Net investment income	5.23%A	5.10%	4.73%A	3.91%	3.48%	2.72%	4.76%
Supplemental Data
Net assets, end of period (in millions)	$ 1,211	$ 1,446	$ 1,612	$ 1,807	$ 1,525	$ 1,302	$ 1,208
Portfolio turnover rateF	409%A	409%	232%A	183%	204%	356%	231%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006 G	2005 I	2004 I	2003 I	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29	$ 11.25	$ 11.11
Income from Investment Operations
Net investment income D	.269	.548	.424	.432	.387	.302	.513
Net realized and unrealized gain (loss)	(.177)	(.411)	(.011)	(.266)	.182	.112	.171
Total from investment operations	.092	.137	.413	.166	.569	.414	.684
Distributions from net investment income	(.272)	(.547)	(.423)	(.446)	(.389)	(.294)	(.544)
Distributions from net realized gain	-	-	-	(.060)	(.150)	(.080)	-
Total distributions	(.272)	(.547)	(.423)	(.506)	(.539)	(.374)	(.544)
Net asset value, end of period	$ 10.38	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29	$ 11.25
Total ReturnB, C	.88%	1.20%	3.85%	1.48%	5.19%	3.75%	6.36%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.53%	.52% A	.60%	.66%	.63%	.75%
Expenses net of fee waivers, if any	.54% A	.53%	.52% A	.60%	.66%	.63%	.75%
Expenses net of all reductions	.54% A	.53%	.52% A	.60%	.66%	.63%	.75%
Net investment income	5.14% A	5.02%	4.66% A	3.87%	3.45%	2.69%	4.65%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 10	$ 14	$ 16	$ 13	$ 16	$ 12
Portfolio turnover rate F	409% A	409%	232% A	183%	204%	356%	231%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 26,787
Unrealized depreciation	(51,885)
Net unrealized appreciation (depreciation)	$ (25,098)
Cost for federal income tax purposes	$ 1,946,466

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Futures Contracts - continued

terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $110,741 and $331,041, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 63	$ -
Class T	0%	.25%	75	-
Class B	.65%	.25%	204	147
Class C	.75%	.25%	101	-
			$ 443	$ 147

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1
Class T	1
Class B*	61
$ 63

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund except for Fidelity Mortgage Securities Fund shares. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Fidelity Mortgage Securities Fund shares. For the period, each class paid the following transfer agent fee

	Amount	% of Average Net Assets*
Class A	$ 63.25
Class T	69.23
Class B	57.25
Class C	25.24
Fidelity Mortgage Securities Fund	658.10
Institutional Class	9.19
	$ 881

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $9. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class T	1
$ 2

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2008	Year ended August 31, 2007
From net investment income
Class A	$ 1,234	$ 2,529
Class T	1,463	3,848
Class B	961	2,591
Class C	422	1,107
Fidelity Mortgage Securities Fund	34,685	80,172
Institutional Class	242	562
Total	$ 39,007	$ 90,807

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2008	Year ended August 31, 2007	Six months ended February 29, 2008	Year ended August 31, 2007
Class A
Shares sold	615	2,038	$ 6,455	$ 22,212
Reinvestment of distributions	104	200	1,095	2,187
Shares redeemed	(1,440)	(2,019)	(15,102)	(22,037)
Net increase (decrease)	(721)	219	$ (7,552)	$ 2,362
Class T
Shares sold	328	1,314	$ 3,448	$ 14,395
Reinvestment of distributions	131	332	1,378	3,636
Shares redeemed	(2,012)	(3,268)	(21,184)	(35,637)
Net increase (decrease)	(1,553)	(1,622)	$ (16,358)	$ (17,606)
Class B
Shares sold	42	144	$ 436	$ 1,578
Reinvestment of distributions	76	193	800	2,115
Shares redeemed	(1,019)	(2,350)	(10,705)	(25,607)
Net increase (decrease)	(901)	(2,013)	$ (9,469)	$ (21,914)
Class C
Shares sold	59	245	$ 616	$ 2,682
Reinvestment of distributions	32	80	337	873
Shares redeemed	(494)	(1,047)	(5,189)	(11,404)
Net increase (decrease)	(403)	(722)	$ (4,236)	$ (7,849)
Fidelity Mortgage Securities Fund
Shares sold	6,228	26,597	$ 65,578	$ 291,947
Reinvestment of distributions	3,074	6,813	32,305	74,535
Shares redeemed	(29,552)	(43,460)	(311,206)	(474,256)
Net increase (decrease)	(20,250)	(10,050)	$ (213,323)	$ (107,774)
Institutional Class
Shares sold	117	356	$ 1,223	$ 3,903
Reinvestment of distributions	18	38	190	418
Shares redeemed	(295)	(726)	(3,089)	(7,961)
Net increase (decrease)	(160)	(332)	$ (1,676)	$ (3,640)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MOR-USAN-0408
1.784900.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Short Fixed-Income
Fund - Class A, Class T, Class B and Class C

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Class A
Actual	$ 1,000.00	$ 1,020.80	$ 3.92
HypotheticalA	$ 1,000.00	$ 1,020.98	$ 3.92
Class T
Actual	$ 1,000.00	$ 1,019.80	$ 3.77
HypotheticalA	$ 1,000.00	$ 1,021.13	$ 3.77
Class B
Actual	$ 1,000.00	$ 1,015.80	$ 7.77
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.77
Class C
Actual	$ 1,000.00	$ 1,016.70	$ 7.92
HypotheticalA	$ 1,000.00	$ 1,017.01	$ 7.92
Institutional Class
Actual	$ 1,000.00	$ 1,020.90	$ 2.71
HypotheticalA	$ 1,000.00	$ 1,022.18	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.78%
Class T	.75%
Class B	1.55%
Class C	1.58%
Institutional Class	.54%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Government and U.S. Government Agency Obligations 42.3%	U.S. Government and U.S. Government Agency Obligations 35.1%
AAA 21.4%	AAA 24.4%
AA 5.1%	AA 6.1%
A 9.1%	A 9.2%
BBB 15.6%	BBB 19.8%
BB and Below 0.9%	BB and Below 1.4%
Not Rated 0.7%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 4.9%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2008
6 months ago
Years	2.2	2.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	1.7	1.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008 *		As of August 31, 2007 **
	Corporate Bonds 18.3%		Corporate Bonds 22.9%
	U.S. Government and U.S. Government Agency Obligations 42.3%		U.S. Government and U.S. Government Agency Obligations 35.1%
	Asset-Backed Securities 18.5%		Asset-Backed Securities 20.9%
	CMOs and Other Mortgage Related Securities 15.5%		CMOs and Other Mortgage Related Securities 17.8%
	Municipal Bonds 0.5%		Municipal Bonds 0.0%
	Other Investments 0.0%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	7.7%	** Foreign investments	7.3%

* Futures and Swaps	21.3%	** Futures and Swaps	13.3%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 29, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp. 5.75% 8/10/09	$ 4,820,000	$ 4,955,196
Household Durables - 0.3%
Whirlpool Corp. 6.125% 6/15/11	4,500,000	4,743,941
Media - 0.8%
AOL Time Warner, Inc. 6.75% 4/15/11	1,000,000	1,047,371
Cox Communications, Inc.:
3.875% 10/1/08	3,655,000	3,650,961
6.4% 8/1/08	795,000	803,448
Liberty Media Corp. 7.75% 7/15/09	2,350,000	2,385,774
Univision Communications, Inc. 3.875% 10/15/08	2,600,000	2,525,250
Viacom, Inc. 5.75% 4/30/11	860,000	888,864
		11,301,668
TOTAL CONSUMER DISCRETIONARY		21,000,805
CONSUMER STAPLES - 0.6%
Food Products - 0.5%
H.J. Heinz Co. 6.428% 12/1/08 (c)(g)	2,885,000	2,959,145
Kraft Foods, Inc.:
4.125% 11/12/09	610,000	615,103
5.625% 8/11/10	2,810,000	2,944,245
		6,518,493
Tobacco - 0.1%
Altria Group, Inc. 5.625% 11/4/08	2,000,000	2,043,280
TOTAL CONSUMER STAPLES		8,561,773
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	1,865,000	1,909,228
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (c)	2,593,295	2,690,803
Duke Capital LLC:
4.37% 3/1/09	2,045,000	2,051,947
7.5% 10/1/09	3,375,000	3,539,504
Enterprise Products Operating LP 4.625% 10/15/09	3,070,000	3,120,035
Kinder Morgan Energy Partners LP 6.3% 2/1/09	1,640,000	1,674,527
Pemex Project Funding Master Trust:
6.125% 8/15/08	157,000	158,570
9.125% 10/13/10	2,250,000	2,531,250
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleum Export Ltd.:
4.623% 6/15/10 (c)	$ 841,667	$ 842,003
4.633% 6/15/10 (c)	505,556	505,859
		19,023,726
FINANCIALS - 6.1%
Capital Markets - 1.8%
American Capital Strategies Ltd. 6.85% 8/1/12	2,700,000	2,696,131
Bank of New York Co., Inc. 3.4% 3/15/13 (g)	2,750,000	2,753,443
Bear Stearns Companies, Inc.:
5.85% 7/19/10	5,015,000	5,063,315
6.95% 8/10/12	2,785,000	2,833,086
Goldman Sachs Group, Inc.:
5% 1/15/11	590,000	611,322
6.875% 1/15/11	415,000	449,186
Janus Capital Group, Inc. 5.875% 9/15/11	955,000	989,076
Lehman Brothers Holdings E-Capital Trust I 3.85% 8/19/65 (g)	1,275,000	1,043,285
Lehman Brothers Holdings, Inc.:
4.25% 1/27/10	1,840,000	1,826,338
4.375% 11/30/10	890,000	879,987
Morgan Stanley:
4% 1/15/10	1,020,000	1,021,535
5.05% 1/21/11	3,600,000	3,684,816
6.75% 4/15/11	2,495,000	2,669,650
		26,521,170
Commercial Banks - 0.8%
American Express Centurion Bank 5.2% 11/26/10	1,440,000	1,488,581
HSBC Holdings PLC 7.5% 7/15/09	1,215,000	1,276,012
Korea Development Bank 3.875% 3/2/09	2,700,000	2,698,707
National Australia Bank Ltd. 8.6% 5/19/10	1,260,000	1,401,196
Wells Fargo & Co. 3.98% 10/29/10	4,520,000	4,572,568
		11,437,064
Consumer Finance - 0.8%
Household Finance Corp.:
4.125% 11/16/09	2,280,000	2,291,810
4.75% 5/15/09	1,563,000	1,577,259
MBNA Capital I 8.278% 12/1/26	1,200,000	1,248,216
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Nelnet, Inc.:
5.125% 6/1/10	$ 550,000	$ 561,731
7.4% 9/29/36 (g)	3,200,000	2,855,302
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (c)	2,090,000	2,126,289
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (c)	768,050	826,397
		11,487,004
Diversified Financial Services - 0.9%
Bank of America Corp.:
7.4% 1/15/11	275,000	300,209
7.8% 2/15/10	585,000	630,453
Deutsche Bank AG London 5% 10/12/10	4,770,000	5,002,919
Iberbond 2004 PLC 4.826% 12/24/17 (k)	2,506,545	2,199,493
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (g)	370,000	357,827
ILFC E-Capital Trust I 5.9% 12/21/65 (c)(g)	1,755,000	1,456,650
International Lease Finance Corp. 5.625% 9/15/10	2,200,000	2,278,474
JPMorgan Chase & Co. 4.6% 1/17/11	385,000	392,144
		12,618,169
Insurance - 0.2%
Genworth Financial, Inc. 5.231% 5/16/09	2,855,000	2,897,368
Real Estate Investment Trusts - 1.5%
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,095,000	2,904,834
5.625% 12/15/10	2,910,000	2,740,999
Camden Property Trust 4.375% 1/15/10	1,385,000	1,350,951
Colonial Properties Trust 4.75% 2/1/10	1,365,000	1,348,841
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,885,000	2,831,521
5% 5/3/10	1,310,000	1,285,352
Duke Realty LP:
5.25% 1/15/10	615,000	620,127
5.625% 8/15/11	915,000	900,419
6.95% 3/15/11	719,000	740,943
Mack-Cali Realty LP 7.25% 3/15/09	520,000	536,756
ProLogis Trust 7.1% 4/15/08	1,715,000	1,718,114
Simon Property Group LP:
4.6% 6/15/10	1,130,000	1,137,762
4.875% 8/15/10	3,260,000	3,274,618
		21,391,237
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Independence Community Bank Corp. 3.5% 6/20/13 (g)	$ 860,000	$ 856,477
Residential Capital Corp. 6.5975% 4/17/09 (g)	440,000	286,000
		1,142,477
TOTAL FINANCIALS		87,494,489
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.:
3.75% 2/10/09	2,230,000	2,235,952
4.125% 8/15/09	675,000	678,850
5.125% 11/15/10	1,643,000	1,686,211
		4,601,013
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	2,600,000	2,695,384
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	3,900,000	4,006,380
Airlines - 0.9%
America West Airlines pass thru certificates 7.33% 7/2/08	552,807	536,222
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	264,277	263,617
6.978% 10/1/12	63,935	63,935
7.024% 4/15/11	2,000,000	2,002,500
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	4,015,000	3,974,850
7.056% 3/15/11	749,000	746,191
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,645,000	1,650,429
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	652,493	654,940
6.201% 3/1/10	529,711	528,386
6.602% 9/1/13	1,278,522	1,267,335
7.186% 10/1/12	1,103,847	1,100,403
		12,788,808
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	$ 1,265,000	$ 1,258,952
5.625% 1/15/12	3,030,000	3,077,298
		4,336,250
Industrial Conglomerates - 0.4%
Covidien International Finance SA 5.15% 10/15/10 (c)	2,900,000	3,026,339
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (c)	2,880,000	2,972,082
		5,998,421
TOTAL INDUSTRIALS		29,825,243
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (c)	855,000	872,100
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,465,000	1,469,073
TOTAL MATERIALS		2,341,173
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.5%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,765,000	1,840,819
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,797,511
British Telecommunications PLC 8.625% 12/15/10	1,100,000	1,237,292
Deutsche Telekom International Finance BV 5.375% 3/23/11	4,000,000	4,128,284
Sprint Capital Corp. 7.625% 1/30/11	2,970,000	2,635,875
Telecom Italia Capital SA:
4% 11/15/08	3,690,000	3,687,546
4% 1/15/10	3,450,000	3,432,077
Telefonica Emisiones SAU 5.984% 6/20/11	4,000,000	4,180,416
Telefonos de Mexico SA de CV:
4.5% 11/19/08	3,260,000	3,273,692
4.75% 1/27/10	3,355,000	3,404,084
Verizon Global Funding Corp. 7.25% 12/1/10	3,435,000	3,745,737
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,568,140
		34,931,473
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 4.125% 3/1/09	$ 3,925,000	$ 3,925,000
Vodafone Group PLC:
5.5% 6/15/11	4,000,000	4,127,480
7.75% 2/15/10	950,000	1,019,831
		9,072,311
TOTAL TELECOMMUNICATION SERVICES		44,003,784
UTILITIES - 1.6%
Electric Utilities - 0.8%
Commonwealth Edison Co. 5.4% 12/15/11	992,000	1,022,906
Entergy Corp. 7.75% 12/15/09 (c)	2,500,000	2,661,725
Exelon Corp. 4.45% 6/15/10	3,750,000	3,795,075
Pepco Holdings, Inc. 4% 5/15/10	1,125,000	1,133,396
Progress Energy, Inc. 7.1% 3/1/11	2,181,000	2,365,076
		10,978,178
Gas Utilities - 0.1%
NiSource Finance Corp. 7.875% 11/15/10	780,000	851,011
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 6.125% 9/1/09	3,035,000	3,121,063
PSEG Power LLC 3.75% 4/1/09	1,415,000	1,418,056
		4,539,119
Multi-Utilities - 0.4%
Dominion Resources, Inc. 6.3% 9/30/66 (g)	1,680,000	1,544,338
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,729,456
KeySpan Corp. 7.625% 11/15/10	790,000	875,381
NSTAR 8% 2/15/10	715,000	777,189
Sempra Energy 4.75% 5/15/09	1,055,000	1,074,080
		6,000,444
TOTAL UTILITIES		22,368,752
TOTAL NONCONVERTIBLE BONDS (Cost $236,954,452)		239,220,758
U.S. Government and Government Agency Obligations - 29.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 16.7%
Fannie Mae:
3.25% 2/15/09	$ 13,000,000	$ 13,109,486
4.75% 3/12/10 (b)	46,673,000	48,845,068
Freddie Mac:
4.25% 7/15/09	6,343,000	6,510,912
4.875% 2/9/10 (b)	50,860,000	53,274,324
5% 6/11/09 (b)	57,187,000	59,120,955
5.125% 4/18/11 (b)	53,000,000	56,725,582
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		237,586,327
U.S. Treasury Obligations - 13.1%
U.S. Treasury Notes:
2.125% 1/31/10 (b)(d)	54,124,000	54,615,787
3.25% 12/31/09	1,000	1,029
4.75% 3/31/11 (b)(e)(f)	27,918,000	30,282,320
4.875% 8/15/09 (b)	27,858,000	29,181,255
4.875% 4/30/11 (b)	15,000,000	16,342,965
4.875% 5/31/11 (b)(f)	50,290,000	54,859,299
TOTAL U.S. TREASURY OBLIGATIONS		185,282,655
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $410,671,409)		422,868,982
U.S. Government Agency - Mortgage Securities - 9.2%

Fannie Mae - 7.2%
3.699% 10/1/33 (g)	130,412	132,493
3.75% 10/1/33 (g)	126,501	127,607
3.75% 1/1/34 (g)	117,544	118,943
3.785% 6/1/34 (g)	663,243	674,436
3.798% 6/1/33 (g)	102,290	103,163
3.807% 4/1/33 (g)	310,291	312,898
3.814% 10/1/33 (g)	1,547,094	1,570,566
3.843% 10/1/33 (g)	3,025,693	3,071,178
3.874% 6/1/33 (g)	493,372	497,350
3.907% 5/1/33 (g)	41,944	42,521
3.914% 6/1/34 (g)	883,924	893,320
4.073% 10/1/18 (g)	83,876	84,829
4.12% 7/1/34 (g)	588,656	599,204
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.172% 1/1/35 (g)	$ 295,988	$ 302,033
4.175% 4/1/33 (g)	23,415	23,744
4.25% 1/1/34 (g)	172,554	174,799
4.25% 2/1/34 (g)	142,121	143,965
4.25% 2/1/35 (g)	136,152	139,140
4.282% 11/1/34 (g)	925,543	943,936
4.29% 1/1/34 (g)	864,470	876,159
4.292% 1/1/34 (g)	136,493	138,188
4.297% 2/1/35 (g)	924,110	944,424
4.302% 3/1/33 (g)	66,817	68,154
4.33% 4/1/35 (g)	56,935	57,800
4.344% 1/1/35 (g)	150,358	153,910
4.347% 3/1/35 (g)	105,530	107,184
4.358% 2/1/34 (g)	266,192	269,719
4.365% 8/1/33 (g)	221,646	223,697
4.373% 5/1/35 (g)	111,544	113,635
4.373% 5/1/35 (g)	91,954	93,275
4.386% 7/1/33 (g)	782,721	801,729
4.39% 2/1/35 (g)	1,100,122	1,125,640
4.391% 2/1/35 (g)	226,665	232,101
4.395% 10/1/34 (g)	666,283	680,785
4.418% 8/1/34 (g)	370,833	375,876
4.434% 3/1/35 (g)	212,888	218,146
4.449% 1/1/35 (g)	143,302	145,962
4.501% 8/1/35 (g)	258,380	260,961
4.506% 7/1/35 (g)	287,480	291,058
4.524% 1/1/35 (g)	138,427	139,669
4.531% 5/1/35 (g)	340,620	347,503
4.532% 7/1/35 (g)	413,230	418,302
4.561% 2/1/35 (g)	45,012	45,980
4.566% 5/1/35 (g)	2,387,629	2,450,202
4.569% 10/1/35 (g)	58,587	59,363
4.57% 6/1/35 (g)	348,713	353,119
4.578% 6/1/33 (g)	274,729	281,713
4.584% 2/1/35 (g)	80,748	82,722
4.586% 2/1/35 (g)	529,436	536,576
4.659% 10/1/34 (g)	923,571	933,821
4.692% 8/1/35 (g)	905,230	917,873
4.694% 10/1/34 (g)	434,526	444,723
4.71% 7/1/35 (g)	681,567	698,525
4.716% 7/1/34 (g)	376,603	385,235
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.717% 6/1/35 (g)	$ 839,334	$ 850,833
4.753% 3/1/35 (g)	465,696	477,617
4.767% 1/1/35 (g)	881,544	904,367
4.768% 12/1/34 (g)	116,338	119,127
4.769% 10/1/35 (g)	695,100	714,726
4.773% 1/1/35 (g)	602,092	617,527
4.784% 8/1/35 (g)	400,216	412,009
4.792% 3/1/35 (g)	569,044	583,888
4.795% 2/1/35 (g)	548,119	554,128
4.804% 11/1/34 (g)	353,041	361,452
4.809% 10/1/35 (g)	514,112	524,117
4.833% 1/1/35 (g)	2,414,067	2,479,418
4.88% 7/1/35 (g)	1,585,056	1,627,391
4.885% 10/1/35 (g)	288,419	292,215
4.888% 7/1/34 (g)	532,405	545,169
4.895% 2/1/35 (g)	1,229,419	1,261,199
4.947% 8/1/34 (g)	1,145,436	1,173,487
4.965% 11/1/35 (g)	7,816,998	8,058,074
4.971% 4/1/35 (g)	276,052	279,600
4.998% 9/1/34 (g)	1,690,796	1,737,859
5% 3/1/18 to 6/1/18	2,352,734	2,391,818
5.054% 7/1/35 (g)	1,750,322	1,802,613
5.083% 9/1/34 (g)	136,663	140,062
5.088% 9/1/36 (g)	3,286,747	3,384,274
5.099% 5/1/35 (g)	368,726	375,167
5.11% 1/1/36 (g)	928,964	945,904
5.133% 5/1/35 (g)	457,440	471,242
5.135% 3/1/35 (g)	67,757	69,643
5.152% 9/1/35 (g)	4,003,578	4,127,925
5.156% 9/1/35 (g)	2,326,239	2,397,485
5.195% 6/1/35 (g)	487,431	496,290
5.218% 2/1/35 (g)	38,623	38,992
5.25% 11/1/36 (g)	486,476	497,388
5.298% 2/1/36 (g)	1,487,454	1,538,689
5.301% 2/1/36 (g)	522,745	540,614
5.317% 1/1/34 (g)	78,073	79,007
5.334% 2/1/36 (g)	166,400	169,335
5.397% 11/1/35 (g)	662,044	683,627
5.495% 5/1/36 (g)	721,513	735,744
5.5% 7/1/13 to 6/1/19	9,219,729	9,470,659
5.524% 11/1/36 (g)	923,333	944,646
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.566% 5/1/36 (g)	$ 2,069,399	$ 2,145,708
5.768% 1/1/36 (g)	894,619	925,993
5.798% 3/1/36 (g)	426,680	442,414
5.924% 4/1/36 (g)	846,448	877,661
6.047% 4/1/36 (g)	253,930	263,294
6.066% 9/1/36 (g)	660,087	684,428
6.154% 4/1/36 (g)	561,218	581,913
6.5% 6/1/11 to 3/1/35	7,025,091	7,353,675
6.56% 9/1/36 (g)	1,756,874	1,821,659
6.67% 9/1/36 (g)	6,183,419	6,411,433
7% 3/1/08 to 6/1/32	680,820	723,379
7.5% 5/1/12 to 10/1/14	58,847	63,062
11.5% 11/1/15	30,757	32,867
TOTAL FANNIE MAE		102,432,667
Freddie Mac - 1.8%
4.203% 4/1/35 (g)	1,798,003	1,818,173
4.299% 12/1/34 (g)	190,596	194,306
4.329% 2/1/35 (g)	285,865	290,345
4.375% 2/1/35 (g)	201,666	205,898
4.38% 3/1/35 (g)	142,754	144,830
4.406% 8/1/35 (g)	3,212,538	3,272,369
4.41% 6/1/35 (g)	243,188	246,299
4.419% 3/1/35 (g)	213,305	217,979
4.42% 2/1/34 (g)	148,229	149,281
4.429% 4/1/35 (g)	1,166,043	1,192,592
4.449% 3/1/35 (g)	206,593	211,162
4.536% 2/1/35 (g)	352,615	360,712
4.612% 2/1/35 (g)	161,828	165,782
4.627% 1/1/35 (g)	294,907	299,970
4.747% 4/1/35 (g)	1,326,428	1,361,829
4.896% 11/1/35 (g)	754,660	765,196
4.924% 9/1/35 (g)	781,605	803,544
5.032% 4/1/35 (g)	751,534	764,436
5.112% 8/1/36 (g)	565,497	579,403
5.158% 1/1/36 (g)	691,357	701,505
5.293% 6/1/35 (g)	502,191	515,963
5.425% 6/1/37 (g)	982,744	1,006,697
5.582% 5/1/36 (g)	1,845,747	1,906,364
5.589% 12/1/35 (g)	1,078,158	1,100,708
5.742% 1/1/37 (g)	1,109,956	1,147,644
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.744% 7/1/37 (g)	$ 644,664	$ 661,660
5.839% 1/1/36 (g)	1,902,779	1,965,837
5.863% 1/1/36 (g)	560,266	578,575
6.084% 6/1/35 (g)	323,860	331,611
6.089% 6/1/36 (g)	540,101	558,371
6.381% 8/1/34 (g)	506,282	514,011
6.744% 9/1/36 (g)	1,391,178	1,435,421
8.5% 5/1/26 to 7/1/28	147,484	163,182
12% 11/1/19	10,379	11,838
TOTAL FREDDIE MAC		25,643,493
Government National Mortgage Association - 0.2%
4.75% 1/20/34 (g)	729,815	729,588
5.25% 7/20/34 (g)	460,726	468,139
7% 1/15/25 to 6/15/32	674,975	717,002
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,914,729
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $126,634,239)		129,990,889
Asset-Backed Securities - 15.6%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	654,125	512,773
Series 2004-4 Class A2D, 3.485% 1/25/35 (g)	150,189	136,930
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1:
Class M1, 3.785% 11/25/33 (g)	405,273	360,819
Class M2, 4.835% 11/25/33 (g)	139,286	112,766
Series 2006-HE3 Class A2A, 3.185% 6/25/36 (g)	298,821	296,720
Advanta Business Card Master Trust Series 2007-B2 Class B2, 5.5% 6/20/13	2,835,000	2,624,651
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (c)	666,667	665,340
American Express Credit Account Master Trust Series 2004-C Class C, 3.6213% 2/15/12 (c)(g)	651,388	649,851
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class C, 4.22% 7/6/09	22,874	22,881
Class D, 5.07% 7/6/10	1,105,000	1,109,367
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2004-CA Class A4, 3.61% 5/6/11	$ 390,225	$ 380,040
Series 2005-1 Class D, 5.04% 5/6/11	2,500,000	2,569,593
Series 2005-CF Class A4, 4.63% 6/6/12	2,895,000	2,833,337
Series 2005-DA Class A4, 5.02% 11/6/12	4,150,000	3,848,534
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	1,058,687
Series 2007-CM Class A3A, 5.42% 5/7/12	3,470,000	3,333,369
Series 2007-DF Class A3A, 5.49% 7/6/12	2,565,000	2,563,797
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	1,240,000	1,175,148
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 3.835% 11/25/34 (g)	1,370,000	1,215,886
Series 2004-R11 Class M1, 3.795% 11/25/34 (g)	2,040,000	1,849,589
Series 2004-R9 Class M2, 3.785% 10/25/34 (g)	1,515,000	1,335,955
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 3.465% 6/25/32 (g)	93,681	81,693
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.1763% 9/25/33 (g)	2,451,392	1,989,550
Series 2003-W7:
Class A2, 3.525% 3/1/34 (g)	76,477	69,534
Class M1, 3.825% 3/1/34 (g)	2,500,000	2,158,208
Series 2003-W9 Class M1, 3.825% 3/25/34 (g)	1,544,402	1,323,571
Series 2004-W5 Class M1, 3.735% 4/25/34 (g)	830,000	734,504
Arran Funding Ltd. Series 2005-A Class C, 3.4413% 12/15/10 (g)	3,530,000	3,429,042
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE3 Class M2, 4.255% 6/25/34 (g)	700,000	624,713
Series 2004-HE6 Class A2, 3.495% 6/25/34 (g)	569,601	569,513
Series 2005-HE2:
Class M1, 3.585% 3/25/35 (g)	1,666,836	1,427,857
Class M2, 3.635% 3/25/35 (g)	460,000	418,515
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.755% 5/28/44 (g)	657,324	604,738
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.8% 2/28/44 (g)	430,505	399,832
Bear Stearns Asset Backed Securities I Trust:
Series 2004-BO1:
Class M2, 3.885% 9/25/34 (g)	794,000	516,100
Class M3, 4.185% 9/25/34 (g)	540,000	297,000
Series 2004-HE8 Class M1, 3.785% 9/25/34 (g)	906,926	803,297
Series 2007-AQ1 Class A1, 3.245% 11/25/36 (g)	1,112,682	1,064,350
Series 2007-HE3 Class 1A1, 3.255% 4/25/37 (g)	859,767	833,840
Asset-Backed Securities - continued
	Principal Amount	Value
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	$ 1,035,000	$ 1,040,492
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	2,370,000	2,410,697
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 3.4963% 6/15/10 (g)	1,240,000	1,232,443
Series 2006-1 Class B, 5.26% 10/15/10	500,000	514,423
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	215,000	218,988
Class C, 5.77% 5/20/10 (c)	205,000	203,598
Class D, 6.15% 4/20/11 (c)	345,000	341,643
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	1,051,951
Series 2007-SN1 Class D, 6.05% 1/17/12	750,000	663,750
Capital One Auto Finance Trust Series 2005-BSS:
Class B, 4.32% 5/15/10	1,049,524	1,051,925
Class D, 4.8% 9/15/12	1,220,000	1,235,066
Capital One Master Trust Series 2001-6 Class C, 6.7% 6/15/11 (c)	3,200,000	3,201,000
Capital One Multi-Asset Execution Trust Series 2007-B5 Class B5, 5.4% 5/15/13	3,410,000	3,394,728
Capital One Prime Auto Receivables Trust:
Series 2005-1 Class B, 4.58% 8/15/12	1,850,000	1,835,104
Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	1,036,315
Capital Trust Ltd. Series 2004-1:
Class A2, 3.5638% 7/20/39 (c)(g)	645,000	548,250
Class B, 3.8638% 7/20/39 (c)(g)	340,000	272,000
Class C, 4.2138% 7/20/39 (c)(g)	435,000	326,250
Carmax Auto Owner Trust:
Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	6,842,604
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	1,033,548
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 5.135% 8/25/36 (c)(g)	185,000	13,628
Caterpillar Financial Asset Trust Series 2006-A Class A3, 5.57% 5/25/10	2,108,426	2,133,928
Chase Credit Card Master Trust Series 2003-6 Class B, 3.4713% 2/15/11 (g)	2,150,000	2,135,222
Chase Issuance Trust:
Series 2004-C3 Class C3, 3.5913% 6/15/12 (g)	3,305,000	3,042,150
Series 2006-C3 Class C3, 3.3513% 6/15/11 (g)	2,905,000	2,736,147
Series 2007-A15 Class A, 4.96% 9/17/12	6,510,000	6,731,361
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	1,490,434	1,499,360
Asset-Backed Securities - continued
	Principal Amount	Value
CIT Equipment Collateral Trust: - continued
Series 2006-VT1:
Class B, 5.23% 2/20/13	$ 325,481	$ 327,955
Class D, 5.48% 2/20/13	362,440	361,081
Series 2006-VT2 Class A3, 5.07% 2/20/10	4,395,000	4,439,102
Citibank Credit Card Issuance Trust:
Series 2007-B2 Class B2, 5% 4/2/12	4,320,000	4,337,839
Series 2007-B6 Class B6, 5.03% 11/8/12	3,410,000	3,389,886
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.545% 12/25/33 (c)(g)	727,717	670,182
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	830,000	789,498
Series 2007-A Class A3, 4.98% 10/15/10	2,350,000	2,386,464
College Loan Corp. Trust I Series 2006-1 Class AIO, 10% 7/25/08 (i)	5,690,000	229,378
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class M2, 7.0422% 9/25/32 (g)	439,186	374,625
Series 2004-2:
Class 3A4, 3.385% 7/25/34 (g)	86,799	74,552
Class M1, 3.635% 5/25/34 (g)	1,075,000	948,776
Series 2004-3 Class 3A4, 3.385% 8/25/34 (g)	353,660	334,540
Series 2004-4:
Class A, 3.505% 8/25/34 (g)	64,883	55,845
Class M2, 3.665% 6/25/34 (g)	699,713	606,258
CPS Auto Receivables Trust:
Series 2006-B Class A3, 5.73% 6/15/16 (c)	1,244,997	1,224,380
Series 2007-C Class A3, 5.45% 5/15/12 (c)	934,994	941,860
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	867,727	856,745
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (c)	974,000	930,784
Discover Card Master Trust I Series 2003-4 Class B1, 3.4513% 5/16/11 (g)	1,775,000	1,741,676
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (c)	606,702	606,702
Class E, 6.971% 3/8/10 (c)	865,000	871,034
Drive Auto Receivables Trust:
Series 2005-3 Class A3, 4.99% 10/15/10 (c)	804,964	804,447
Series 2006-2 Class A3, 5.33% 4/15/14 (c)	2,355,000	2,216,997
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 5.115% 5/28/35 (g)	159,655	154,415
Class AB3, 5.2631% 5/28/35 (g)	62,502	59,291
Asset-Backed Securities - continued
	Principal Amount	Value
Fieldstone Mortgage Investment Corp. Series 2006-2:
Class 2A2, 3.305% 7/25/36 (g)	$ 1,240,000	$ 917,600
Class M1, 3.445% 7/25/36 (g)	2,480,000	727,731
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 3.245% 4/25/36 (g)	535,000	525,638
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	596,750	585,794
Ford Credit Auto Owner Trust:
Series 2005-A Class B, 3.88% 1/15/10	590,000	590,890
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	1,972,884
Series 2006-C Class B, 5.3% 6/15/12	750,000	675,000
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	486,454
Class C, 5.8% 2/15/13	775,000	731,180
Fosse Master Issuer PLC Series 2007-1A Class C2, 4.5013% 10/18/54 (c)(g)	785,000	647,547
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	1,505,000	1,547,626
Class C, 5.43% 2/16/15	1,845,000	1,751,938
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 3.81% 2/25/34 (g)	93,578	78,281
Class M2, 3.635% 2/25/34 (g)	150,000	140,123
Series 2004-C Class M1, 3.785% 8/25/34 (g)	1,120,000	982,930
Series 2004-D:
Class M4, 4.085% 11/25/34 (g)	295,000	275,385
Class M5, 4.135% 11/25/34 (g)	121,395	98,538
Series 2006-3 Class 2A1, 3.405% 2/25/37 (g)	53,564	52,961
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,141,500	1,169,279
GE Business Loan Trust:
Series 2004-2 Class A, 0.8454% 12/15/08 (c)(i)	41,199,802	276,451
Series 2005-2 Class IO, 0.5242% 9/15/17 (c)(i)	87,772,307	549,569
GE Capital Credit Card Master Note Trust Series 2007-3 Class B, 5.49% 6/15/13	3,350,000	3,208,161
Greenpoint Credit LLC Series 2001-1 Class 1A, 3.4538% 4/20/32 (g)	317,685	317,323
GSAMP Trust:
Series 2002-NC1 Class A2, 3.775% 7/25/32 (g)	4,389	3,817
Series 2003-HE2 Class M1, 3.785% 8/25/33 (g)	455,420	436,156
GSR Mortgage Loan Trust Series 2005-MTR1 Class A1, 3.275% 10/25/35 (g)	696,770	692,405
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 4.215% 5/25/30 (c)(g)	944,478	727,248
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd.: - continued
Series 2006-3:
Class B, 3.535% 9/25/46 (c)(g)	$ 700,000	$ 455,000
Class C, 3.685% 9/25/46 (c)(g)	1,750,000	875,000
Home Equity Asset Trust:
Series 2002-2 Class A4, 3.895% 6/25/32 (g)	5,664	4,388
Series 2003-3 Class A4, 4.055% 2/25/33 (g)	493	346
Series 2003-5 Class A2, 3.835% 12/25/33 (g)	39,981	36,820
Series 2003-7 Class A2, 3.515% 3/25/34 (g)	4,243	4,243
Series 2003-8 Class M1, 4.215% 4/25/34 (g)	624,684	539,079
Series 2004-1 Class M2, 4.335% 6/25/34 (g)	570,213	485,888
Series 2004-3 Class M2, 4.335% 8/25/34 (g)	465,000	414,093
Series 2006-8 Class 2A1, 3.185% 3/25/37 (g)	71,165	69,597
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	660,644	661,523
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	3,500,000	3,645,062
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 4.4188% 1/20/35 (g)	224,654	199,685
Class M2, 4.4488% 1/20/35 (g)	168,491	146,663
Series 2005-3 Class A1, 4.2188% 1/20/35 (g)	1,416,741	1,276,838
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	848,798	854,307
Class C, 4.22% 2/15/12	64,409	63,963
Series 2006-B Class C, 5.25% 5/15/13	620,000	614,844
Series 2007-A Class A3A, 5.04% 1/17/12	2,090,000	2,128,781
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (c)	329,106	329,912
Class C, 5.61% 12/15/14 (c)	1,242,334	1,233,888
Lancer Funding Ltd. Series 2006-1A Class A3, 6.3463% 4/6/46 (c)(g)	940,392	225,694
Long Beach Mortgage Loan Trust Series 2005-WL1 Class M2, 3.685% 6/25/35 (g)	1,090,000	975,986
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	720,195	708,197
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	173,461	160,592
Class C, 6.125% 4/20/28 (c)	173,461	159,801
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.5725% 9/15/10 (g)	1,500,000	1,502,277
Asset-Backed Securities - continued
	Principal Amount	Value
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (c)(g)	$ 1,620,000	$ 1,573,992
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 3.785% 7/25/34 (g)	1,145,000	1,079,789
Series 2004-FM1 Class M2, 4.285% 1/25/35 (g)	102,035	90,321
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 3.475% 8/25/34 (g)	131,511	118,750
Series 2006-HE6 Class A2A, 3.175% 9/25/36 (g)	1,688,222	1,635,465
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC1 Class M2, 4.74% 10/25/31 (g)	15,757	13,090
Series 2002-AM3 Class A3, 4.115% 2/25/33 (g)	79,980	72,007
Series 2002-HE2 Class M1, 4.635% 8/25/32 (g)	640,294	585,025
Series 2002-NC1 Class M1, 4.335% 2/25/32 (c)(g)	517,203	476,627
Series 2003-NC1 Class M1, 4.71% 11/25/32 (g)	450,347	409,501
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 3.235% 4/25/37 (g)	109,809	107,527
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 3.185% 11/25/36 (g)	221,071	217,375
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(g)(i)	1,725,000	294,059
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (i)	1,410,000	202,834
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	1,885,000	603,068
Series 2005-2 Class AIO, 7.73% 3/25/12 (i)	1,265,000	190,294
Series 2005-3W Class AIO1, 4.8% 7/25/12 (i)	4,090,000	452,272
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	900,000	105,624
Series 2006-2 Class AIO, 6% 8/25/11 (i)	700,000	120,198
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	5,140,000	1,230,516
Series 2006-4 Class AIO, 6.35% 2/27/12 (i)	880,000	188,135
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	1,165,000	1,176,326
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (g)	382,781	380,149
Newcastle CDO VIII Series 2006-8A Class 4, 3.735% 11/1/52 (c)(g)	1,000,000	430,000
Nissan Auto Receivables Owner Trust:
Series 2005-A Class A4, 3.82% 7/15/10	885,293	886,237
Series 2007-B Class A3, 5.03% 5/16/11	1,710,000	1,736,522
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	288,368	290,216
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	1,695,000	1,714,252
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.765% 9/25/34 (g)	$ 621,114	$ 578,630
Class M2, 3.815% 9/25/34 (g)	380,000	328,814
Class M3, 4.385% 9/25/34 (g)	730,000	597,340
Class M4, 4.585% 9/25/34 (g)	1,000,000	863,184
Series 2004-WHQ2 Class A3E, 3.555% 2/25/35 (g)	176,855	160,164
Series 2004-WWF1 Class M4, 4.235% 1/25/35 (g)	1,905,000	1,143,000
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (c)	680,000	682,590
Class C, 5.77% 5/25/10 (c)	630,000	634,309
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (c)	1,420,000	1,345,703
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	239,285	223,199
Series 2005-SP2 Class 1A1, 3.285% 5/25/44 (g)	4,142	4,138
Santander Drive Auto Receivables Trust:
Series 2007-1 Class A3, 5.05% 9/15/11	3,175,000	3,042,007
Series 2007-3 Class A3, 5.42% 8/15/12	1,285,000	1,188,595
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.655% 2/25/34 (g)	603,461	514,680
Sierra Timeshare Receivables Fund LLC Series 2006-1A:
Class A1, 5.84% 5/20/18 (c)	800,376	731,440
Class A2, 3.2638% 5/20/18 (c)(g)	2,258,065	1,912,288
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 5.1906% 6/15/21 (g)	1,800,000	1,756,340
Series 2004-A:
Class B, 5.5706% 6/15/33 (g)	400,000	355,592
Class C, 5.9406% 6/15/33 (g)	1,020,000	1,031,219
Series 2004-B Class C, 5.8606% 9/15/33 (g)	1,900,000	1,728,700
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41% 7/25/25	2,500,000	2,475,000
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 3.435% 11/25/35 (g)	1,493,658	1,343,918
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.5713% 3/15/11 (c)(g)	2,520,000	2,453,966
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.3213% 6/15/10 (g)	1,405,000	1,304,442
Swift Master Auto Receivables Trust Series 2007-2 Class A, 3.7713% 10/15/12 (g)	1,515,000	1,404,275
Terwin Mortgage Trust Series 2003-4HE Class A1, 3.565% 9/25/34 (g)	83,246	78,628
Asset-Backed Securities - continued
	Principal Amount	Value
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (c)	$ 3,615,000	$ 3,518,865
Series 2006-2A:
Class A3, 5.23% 8/22/11 (c)	3,960,000	4,006,052
Class D, 5.54% 12/20/12 (c)	2,245,000	2,164,705
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	2,277,087
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	1,500,000	1,477,890
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	112,361	112,309
Series 2004-4 Class D, 3.58% 5/17/12	116,634	116,396
Series 2005-1 Class D, 4.09% 8/15/12	193,590	193,230
Series 2005-3 Class C, 4.54% 5/17/13	850,000	828,750
Whinstone Capital Management Ltd. Series 1A Class B3, 5.9838% 10/25/44 (c)(g)	1,667,943	1,167,560
World Omni Auto Receivables Trust Series 2007-B Class A3A, 5.28% 1/17/12	995,000	1,018,360
TOTAL ASSET-BACKED SECURITIES (Cost $236,535,548)		221,567,685
Collateralized Mortgage Obligations - 9.2%

Private Sponsor - 6.3%
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1475% 10/25/33 (g)	5,520,000	5,466,731
Series 2003-J Class 2A2, 4.4036% 11/25/33 (g)	744,734	705,390
Series 2004-A:
Class 2A1, 3.5401% 2/25/34 (g)	443,903	436,547
Class 2A2, 4.0911% 2/25/34 (g)	1,911,615	1,886,500
Series 2004-D Class 2A1, 3.6156% 5/25/34 (g)	224,106	219,892
Series 2004-J Class 2A1, 4.7599% 11/25/34 (g)	728,454	720,617
Series 2005-H:
Class 1A1, 4.9149% 9/25/35 (g)	225,992	215,549
Class 2A2, 4.8026% 9/25/35 (g)	254,415	247,131
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0786% 8/25/35 (g)	1,874,192	1,835,479
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.415% 1/25/35 (g)	359,087	322,975
Series 2005-2 Class 1A1, 3.385% 3/25/35 (g)	722,509	697,414
Series 2005-5 Class 1A1, 3.355% 7/25/35 (g)	641,134	565,794
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3545% 2/25/37 (g)	$ 142,595	$ 141,860
Class 5A1, 4.1695% 2/25/37 (g)	1,198,848	1,179,268
Series 2007-A2:
Class 2A1, 4.2363% 7/25/37 (g)	674,337	665,734
Class 3A1, 4.5583% 7/25/37 (g)	4,803,218	4,786,215
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.3825% 8/25/34 (g)	3,155,137	3,155,035
Class A4, 4.4074% 8/25/34 (g)	2,008,872	1,983,775
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	430,284	429,433
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.535% 1/25/34 (g)	125,952	120,128
Series 2004-2 Class 7A3, 3.535% 2/25/35 (g)	285,687	271,447
Series 2004-4 Class 5A2, 3.535% 3/25/35 (g)	99,899	94,045
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 3.875% 5/25/34 (g)	50,985	48,774
Series 2004-AR5 Class 11A2, 3.875% 6/25/34 (g)	57,270	55,383
Series 2004-AR8 Class 8A2, 3.515% 9/25/34 (g)	79,376	72,576
Series 2007-AR7 Class 2A1, 4.6214% 11/25/34 (g)	733,961	725,621
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 3.14% 12/20/54 (g)	930,000	866,574
Series 2006-1A Class C2, 3.3% 12/20/54 (c)(g)	1,100,000	672,100
Series 2006-2 Class C1, 4.3638% 12/20/54 (g)	2,575,000	1,537,790
GSR Mortgage Loan Trust:
Series 2006-AR2 Class 4A1, 5.8396% 4/25/36 (g)	3,812,228	3,771,074
Series 2007-AR2 Class 2A1, 4.8351% 4/25/35 (g)	749,761	742,200
Holmes Financing No. 8 PLC floater Series 8 Class 4A2, 4.3975% 7/15/40 (g)	3,175,000	3,145,521
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.585% 10/25/34 (g)	603,304	540,650
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 3.915% 10/25/34 (g)	157,384	145,475
Series 2004-9:
Class M2, 4.11% 1/25/35 (g)	165,960	129,943
Class M3, 4.185% 1/25/35 (g)	123,025	89,333
Class M4, 4.71% 1/25/35 (g)	62,751	43,056
Series 2005-1:
Class M1, 3.595% 4/25/35 (g)	225,378	186,613
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-1:
Class M2, 3.635% 4/25/35 (g)	$ 388,777	$ 299,984
Class M3, 3.665% 4/25/35 (g)	95,785	69,038
JPMorgan Mortgage Trust:
Series 2005-A8 Class 2A3, 4.9486% 11/25/35 (g)	400,000	393,264
Series 2006-A2 Class 5A1, 3.7549% 11/25/33 (g)	3,688,523	3,691,184
Series 2006-A3 Class 6A1, 3.7669% 8/25/34 (g)	1,180,990	1,157,658
Series 2006-A4 Class 1A1, 5.8178% 6/25/36 (g)	236,624	237,172
Series 2007-A1:
Class 3A2, 5.0039% 7/25/35 (g)	3,074,822	3,045,624
Class 7A3, 5.3004% 7/25/35 (g)	4,990,000	4,787,587
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.51% 9/26/45 (c)(g)	415,867	414,191
Lehman XS Trust floater Series 2006-GP1 Class A1, 3.225% 5/25/46 (g)	1,065,521	1,048,283
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 3.405% 3/25/35 (g)	116,587	114,271
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	201,869	204,203
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2421% 8/25/17 (g)	707,173	751,326
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 3.525% 3/25/28 (g)	464,764	446,195
Series 2003-F Class A2, 5.7713% 10/25/28 (g)	576,618	549,838
Series 2004-B Class A2, 5.125% 6/25/29 (g)	634,333	622,299
Series 2004-C Class A2, 5.155% 7/25/29 (g)	477,777	471,912
Series 2004-D Class A2, 5.455% 9/25/29 (g)	450,667	420,984
MortgageIT Trust floater Series 2004-2:
Class A1, 3.505% 12/25/34 (g)	567,657	529,788
Class A2, 3.585% 12/25/34 (g)	767,388	725,884
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.425% 7/25/35 (g)	1,342,020	1,077,373
Permanent Financing No. 4 PLC Class 3C, 5.9463% 6/10/42 (g)	1,215,000	1,130,315
Permanent Financing No. 5 PLC floater Series 3 Class C, 5.9463% 6/10/42 (g)	1,935,000	1,780,200
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.9019% 10/25/35 (g)	1,365,996	1,336,403
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	502,258	473,328
Series 2005-AR5 Class 1A1, 4.7811% 9/19/35 (g)	525,714	516,059
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	$ 325,624	$ 296,572
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (c)	1,370,000	1,332,325
Class E, 6.706% 11/15/35 (c)	365,000	350,742
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.1413% 9/20/33 (g)	163,570	163,582
Series 2004-3 Class A, 4.0613% 5/20/34 (g)	386,377	379,015
Series 2004-4 Class A, 4.0713% 5/20/34 (g)	328,602	319,113
Series 2004-5 Class A3, 4.0913% 6/20/34 (g)	383,151	381,601
Series 2004-6 Class A3A, 5.1225% 6/20/35 (g)	249,284	235,690
Series 2004-7 Class A3A, 4.1363% 8/20/34 (g)	339,679	315,231
Series 2004-8 Class A2, 3.35% 9/20/34 (g)	463,440	459,249
Series 2005-1 Class A2, 4.0613% 2/20/35 (g)	414,744	365,894
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 3.335% 6/25/35 (g)	306,145	279,888
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.535% 9/25/33 (c)(g)	173,183	159,632
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.17% 10/20/35 (g)	320,000	316,287
WaMu Mortgage pass-thru certificates:
sequential payer:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	143,858	155,232
Series 2004-RA2 Class 2A, 7% 7/25/33	193,544	200,983
Series 2003-AR10 Class A7, 4.0552% 10/25/33 (g)	920,000	907,252
Series 2004-AR7 Class A6, 3.9391% 7/25/34 (g)	335,000	336,689
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR13 Class A4, 5.7606% 9/25/36 (g)	1,365,000	1,349,112
Series 2003-14 Class 1A1, 4.75% 12/25/18	1,271,506	1,276,672
Series 2005-AR12 Class 2A6, 4.334% 7/25/35 (g)	186,198	183,552
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	3,924,064	3,868,974
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (g)	366,779	366,522
Series 2005-AR4 Class 2A2, 4.523% 4/25/35 (g)	6,636,339	6,544,592
Series 2006-AR8 Class 2A6, 5.2395% 4/25/36 (g)	3,295,000	3,266,472
TOTAL PRIVATE SPONSOR		89,024,878
U.S. Government Agency - 2.9%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	779,663	809,684
Series 1994-30 Class JA, 5% 7/25/23	118,688	118,328
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae planned amortization class: - continued
Series 2006-64 Class PA, 5.5% 2/25/30	$ 4,616,351	$ 4,763,428
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	5,983,816	6,171,016
Series 2006-54 Class PE, 6% 2/25/33	1,923,500	1,992,361
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,165,541	1,206,056
Series 2003-76 Class BA, 4.5% 3/25/18	2,974,609	3,012,158
Series 2004-3 Class BA, 4% 7/25/17	124,152	124,828
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	522,888	544,130
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	1,694,644	1,757,907
Series 2625 Class QX, 2.25% 3/15/22	22,069	22,034
Series 2640 Class QG, 2% 4/15/22	61,645	61,296
Series 2690 Class PD, 5% 2/15/27	2,980,000	3,033,137
Series 2755 Class LC, 4% 6/15/27	2,225,000	2,239,103
Series 2901 Class UM, 4.5% 1/15/30	4,124,110	4,172,274
sequential payer:
Series 2523 Class JB, 5% 6/15/15	306,430	305,969
Series 2609 Class UJ, 6% 2/15/17	1,161,950	1,215,389
Series 2635 Class DG, 4.5% 1/15/18	3,416,189	3,463,403
Series 2780 Class A, 4% 12/15/14	2,909,615	2,921,785
Series 2786 Class GA, 4% 8/15/17	1,436,794	1,445,563
Series 2970 Class YA, 5% 9/15/18	1,198,268	1,221,320
Series 1803 Class A, 6% 12/15/08	103,249	103,399
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	157,593	159,861
TOTAL U.S. GOVERNMENT AGENCY		40,864,429
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $131,901,970)		129,889,307
Commercial Mortgage Securities - 6.6%
	Principal Amount	Value
280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9948% 2/3/11 (c)(g)(i)	$ 14,788,311	$ 393,864
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5974% 2/14/43 (g)(i)	5,020,894	220,624
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-5 Class A1, 5.185% 7/10/11	632,082	625,119
Series 2007-2 Class A1, 5.421% 1/10/12	1,018,205	1,006,615
Series 2007-3 Class A1, 5.659% 6/10/49 (g)	1,393,561	1,376,686
Series 2006-6 Class XP, 0.6029% 10/10/45 (g)(i)	34,132,052	645,703
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 2.0092% 7/11/43 (c)(g)(i)	5,831,497	180,632
Series 2004-6 Class XP, 0.6875% 12/10/42 (g)(i)	12,204,654	174,568
Series 2005-4 Class XP, 0.3367% 7/10/45 (g)(i)	16,486,950	123,054
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class K, 5.7213% 11/15/15 (c)(g)	150,612	149,818
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 3.715% 12/25/33 (c)(g)	1,250,901	1,182,282
Series 2004-1:
Class A, 3.495% 4/25/34 (c)(g)	550,637	525,170
Class B, 5.035% 4/25/34 (c)(g)	68,830	53,064
Class M1, 3.695% 4/25/34 (c)(g)	34,415	31,656
Class M2, 4.335% 4/25/34 (c)(g)	34,415	30,581
Series 2004-2:
Class A, 3.565% 8/25/34 (c)(g)	608,261	580,512
Class M1, 3.715% 8/25/34 (c)(g)	196,149	180,028
Series 2004-3:
Class A1, 3.505% 1/25/35 (c)(g)	724,141	688,615
Class A2, 3.555% 1/25/35 (c)(g)	113,147	106,147
Series 2005-4A:
Class A2, 3.525% 1/25/36 (c)(g)	1,220,588	1,102,349
Class B1, 4.535% 1/25/36 (c)(g)	76,287	49,610
Class M1, 3.585% 1/25/36 (c)(g)	381,434	330,058
Class M2, 3.605% 1/25/36 (c)(g)	152,573	129,259
Class M3, 3.635% 1/25/36 (c)(g)	152,573	126,636
Class M4, 3.745% 1/25/36 (c)(g)	76,287	61,661
Class M5, 3.785% 1/25/36 (c)(g)	76,287	59,873
Class M6, 3.835% 1/25/36 (c)(g)	76,287	57,620
Series 2007-1:
Class A2, 3.405% 3/25/37 (c)(g)	473,223	424,718
Class B1, 3.805% 3/25/37 (c)(g)	150,370	94,640
Class B2, 4.285% 3/25/37 (c)(g)	110,566	66,824
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class B3, 6.485% 3/25/37 (c)(g)	$ 309,585	$ 201,763
Class M1, 3.405% 3/25/37 (c)(g)	128,257	109,980
Class M2, 3.425% 3/25/37 (c)(g)	97,298	81,685
Class M3, 3.455% 3/27/37 (c)(g)	84,030	69,128
Class M4, 3.505% 3/25/37 (c)(g)	61,917	49,456
Class M5, 3.555% 3/25/37 (c)(g)	106,143	82,394
Class M6, 3.635% 3/25/37 (c)(g)	145,947	109,278
Series 2007-3:
Class B1, 4.085% 7/25/37 (c)(g)	108,127	73,959
Class B2, 4.735% 7/25/37 (c)(g)	279,328	181,563
Class B3, 7.135% 7/25/37 (c)(g)	144,169	89,024
Class M1, 3.445% 7/25/37 (c)(g)	94,611	70,958
Class M2, 3.475% 7/25/37 (c)(g)	99,116	72,355
Class M3, 3.505% 7/25/37 (c)(g)	162,190	160,366
Class M4, 3.635% 7/25/37 (c)(g)	256,801	252,949
Class M5, 3.735% 7/25/37 (c)(g)	126,148	94,611
Class M6, 3.935% 7/25/37 (c)(g)	99,116	64,426
Series 2007-4A:
Class A2, 3.685% 9/25/37 (c)(g)	936,414	889,031
Class B1, 5.685% 9/25/37 (c)(g)	140,705	95,129
Class B2, 6.585% 9/25/37 (c)(g)	533,707	352,412
Class M1, 4.085% 9/25/37 (c)(g)	131,001	115,342
Class M2, 4.185% 9/25/37 (c)(g)	131,001	111,944
Class M4, 4.735% 9/25/37 (c)(g)	349,336	290,441
Class M5, 4.885% 9/25/37 (c)(g)	349,336	286,399
Class M6, 5.085% 9/25/37 (c)(g)	349,336	274,501
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(i)	6,054,659	180,429
Series 2006-2A Class IO, 0.8495% 7/25/36 (c)(i)	15,097,285	1,281,759
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	625,000	641,547
Series 2007-PW17 Class A1, 5.282% 6/11/50	1,792,306	1,764,239
Series 2002-TOP8 Class X2, 2.2884% 8/15/38 (c)(g)(i)	6,423,473	306,270
Series 2003-PWR2 Class X2, 0.6288% 5/11/39 (c)(g)(i)	17,248,594	249,494
Series 2004-PWR6 Class X2, 0.8078% 11/11/41 (c)(g)(i)	6,942,356	162,764
Series 2005-PWR9 Class X2, 0.5514% 9/11/42 (c)(g)(i)	45,738,578	701,676
Series 2007-T28 Class A1, 5.422% 9/11/42	768,730	759,613
Commercial Mortgage Securities - continued
	Principal Amount	Value
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0423% 5/15/35 (c)(g)(i)	$ 40,992,997	$ 1,892,393
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (c)	985,000	969,050
Series 2004-C2 Class XP, 0.9183% 10/15/41 (c)(g)(i)	8,742,139	236,665
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3 Class X3, 0.626% 10/15/48 (g)(i)	63,554,180	1,285,854
Series 2007-CD4 Class A1, 4.977% 12/11/49	1,422,012	1,394,165
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (g)	766,037	750,428
COMM pass-thru certificates:
floater Series 2007-FL14 Class F, 3.6213% 6/15/22 (c)(g)	942,102	797,842
Series 2004-LBN2 Class X2, 1.0925% 3/10/39 (c)(g)(i)	2,853,906	53,949
Series 2005-LP5 Class XP, 0.5304% 5/10/43 (g)(i)	16,639,663	164,235
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	638,122	644,707
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.8688% 12/15/39 (g)(i)	47,166,271	1,443,491
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A2, 3.516% 1/15/37	2,258,123	2,235,063
Series 2001-CK6 Class AX, 0.645% 9/15/18 (i)	17,364,139	427,239
Series 2003-C3 Class ASP, 1.8105% 5/15/38 (c)(g)(i)	18,132,597	586,301
Series 2004-C1 Class ASP, 0.949% 1/15/37 (c)(g)(i)	14,190,495	283,831
Series 2005-C1 Class ASP, 0.5357% 2/15/38 (c)(g)(i)	18,334,123	198,289
Series 2005-C2 Class ASP, 0.74% 4/15/37 (c)(g)(i)	14,700,282	273,189
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	1,717,926	1,786,081
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,367,114
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.6691% 5/15/33 (c)(g)(i)	10,606,922	297,919
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.4977% 9/13/28 (c)(g)	1,490,000	1,484,049
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36	735,000	682,007
Commercial Mortgage Securities - continued
	Principal Amount	Value
Global Signal Trust III Series 2006-1: - continued
Class C, 5.707% 2/15/36	$ 910,000	$ 882,245
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	4,597,970	4,544,360
Series 2004-C3 Class X2, 0.8335% 12/10/41 (g)(i)	10,927,129	188,423
Series 2006-C1 Class XP, 0.3098% 11/10/45 (g)(i)	21,944,703	156,433
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 1.1233% 1/5/36 (c)(g)(i)	16,862,938	375,377
Series 2005-GG3 Class XP, 0.9644% 8/10/42 (c)(g)(i)	51,486,674	1,054,854
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (c)(i)	98,860,000	1,689,320
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 4.86% 3/1/20 (c)(g)	720,000	666,000
Class D, 4.91% 3/1/20 (c)(g)	215,000	204,255
Class E, 4.98% 3/1/20 (c)(g)	360,000	331,200
Class F, 5.02% 3/1/20 (c)(g)	180,000	164,700
Class G, 5.06% 3/1/20 (c)(g)	90,000	85,832
Class H, 5.19% 3/1/20 (c)(g)	150,000	135,750
Class J, 5.39% 3/1/20 (c)(g)	215,000	193,500
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (c)	382,754	405,403
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	1,275,000	1,415,190
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (c)	201,270	206,668
Class B, 7.3% 8/3/15 (c)	505,000	530,427
Class D, 7.97% 8/3/15 (c)	425,000	449,676
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer:
Series 2001-C1 Class A2, 5.464% 10/12/35	1,211,979	1,212,843
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (g)	1,177,370	1,164,256
Series 2002-C3 Class X2, 1.1412% 7/12/35 (c)(g)(i)	5,073,401	90,334
Series 2003-CB7 Class X2, 0.893% 1/12/38 (c)(g)(i)	3,434,612	63,293
Series 2003-LN1 Class X2, 0.7758% 10/15/37 (c)(g)(i)	21,117,898	319,959
Series 2004-C1 Class X2, 1.1548% 1/15/38 (c)(g)(i)	3,281,380	79,151
Series 2004-CB8 Class X2, 1.2755% 1/12/39 (c)(g)(i)	4,500,943	111,662
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB Commercial Conduit Mortgage Trust sequential payer:
Series 1998-C4 Class A1B, 6.21% 10/15/35	$ 2,334,236	$ 2,336,008
Series 1999-C1 Class A2, 6.78% 6/15/31	2,467,746	2,493,459
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	745,930	739,708
Series 2006-C7 Class A1, 5.279% 11/15/38	355,874	353,245
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	499,858	496,608
Series 2007-C2 Class A1, 5.226% 2/15/40	439,429	434,866
Series 2002-C4 Class XCP, 1.6138% 10/15/35 (c)(g)(i)	10,258,484	214,186
Series 2002-C7 Class XCP, 1.1504% 1/15/36 (c)(g)(i)	7,619,392	129,274
Series 2003-C1 Class XCP, 1.3878% 12/15/36 (c)(g)(i)	4,200,213	106,268
Series 2004-C2 Class XCP, 1.2917% 3/1/36 (c)(g)(i)	10,074,481	208,700
Series 2004-C6 Class XCP, 0.8437% 8/15/36 (c)(g)(i)	14,091,741	209,579
Series 2005-C7 Class XCP, 0.3686% 11/15/40 (g)(i)	84,063,748	644,113
Series 2006-C1 Class XCP, 0.5192% 2/15/41 (g)(i)	58,930,010	850,855
Series 2006-C6 Class XCP, 0.826% 9/15/39 (g)(i)	27,698,159	774,302
Series 2007-C1 Class XCP, 0.6553% 2/15/40 (g)(i)	10,776,736	246,474
Series 2007-C2 Class XCP, 0.5028% 2/17/40 (g)(i)	50,750,000	1,242,796
LB-UBS Westfield Trust:
Series 2001-WM Class X, 0.7818% 7/14/16 (c)(g)(i)	11,989,963	198,470
Series 2001-WM, 6.754% 7/14/16 (c)	1,085,000	1,130,950
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 5.1775% 12/16/14 (c)(g)	1,420,000	1,378,718
Class K1, 5.6775% 12/16/14 (c)(g)	730,000	672,654
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	1,875,693	1,911,107
Series 2002-MW1 Class XP, 1.7725% 7/12/34 (c)(g)(i)	4,320,120	85,804
Series 2005-MCP1 Class XP, 0.731% 6/12/43 (g)(i)	14,028,138	311,141
Series 2005-MKB2 Class XP, 0.4237% 9/12/42 (g)(i)	6,980,918	62,181
Merrill Lynch-CFC Commercial Mortgage Trust:
Series 2006-4 Class XP, 0.8793% 12/12/49 (g)(i)	21,951,726	646,740
Series 2007-6 Class A1, 5.175% 3/12/51	533,327	527,180
Series 2007-8 Class A1, 4.622% 8/12/49	803,425	779,055
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
sequential payer:
Series 2003-IQ5 Class X2, 0.9328% 4/15/38 (c)(g)(i)	$ 6,435,688	$ 163,503
Series 2006-HQ8 Class A1, 5.124% 3/12/44	323,774	321,931
Series 2006-T23 Class A1, 5.682% 8/12/41	597,062	597,294
Series 2007-HQ11 Class A1, 5.246% 2/20/44	829,927	819,300
Series 2007-IQ14 Class A1, 5.38% 4/15/49	1,752,755	1,726,173
Series 2003-IQ6 Class X2, 0.7148% 12/15/41 (c)(g)(i)	13,194,419	250,897
Series 2005-HQ5 Class X2, 0.4909% 1/14/42 (g)(i)	15,842,455	136,581
Series 2005-IQ9 Class X2, 1.1687% 7/15/56 (c)(g)(i)	13,924,840	453,792
Series 2005-TOP17 Class X2, 0.76% 12/13/41 (g)(i)	9,898,509	224,810
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.5482% 3/12/35 (c)(g)(i)	10,748,809	362,200
Series 2003-TOP9 Class X2, 1.6343% 11/13/36 (c)(g)(i)	6,387,240	217,474
NationsLink Funding Corp. Series 1999-1 Class C, 6.571% 1/20/31	1,080,000	1,086,395
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.615% 3/24/18 (c)(g)	576,041	547,239
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (c)	572,633	572,016
Class E3, 7.253% 3/15/13 (c)	842,203	841,040
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	3,919,013	3,840,976
Series 2007-C30 Class A1, 5.031% 12/15/43	788,811	776,809
Series 2007-C31 Class A1, 5.14% 4/15/47	547,003	539,928
Series 2004-C14 Class PP, 5.3117% 8/15/41 (c)(g)	1,537,328	1,334,283
Series 2005-C18 Class XP, 0.5015% 4/15/42 (g)(i)	21,247,406	253,125
Series 2006-C23 Class X, 0.2424% 1/15/45 (c)(g)(i)	273,983,001	1,534,497
Series 2006-C24 Class XP, 0.246% 3/15/45 (c)(g)(i)	45,786,546	258,232
Series 2007-C30 Class XP, 0.6265% 12/15/43 (c)(g)(i)	52,484,057	1,134,149
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $97,775,705)		94,156,928
Municipal Securities - 0.5%
	Principal Amount	Value
Georgia Gen. Oblig. Series 2000 D, 5.75% 10/1/13 (Pre-Refunded to 10/1/10 @ 100) (j)	$ 4,120,000	$ 4,411,037
Utah Gen. Oblig. Series A, 5% 7/1/10	3,110,000	3,263,385
TOTAL MUNICIPAL SECURITIES (Cost $7,599,401)		7,674,422
Fixed-Income Funds - 9.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	178,190	16,024,610
Fidelity Corporate Bond 1-5 Year Central Fund (h)	123,658	12,482,077
Fidelity Ultra-Short Central Fund (h)	1,174,137	100,729,213
TOTAL FIXED-INCOME FUNDS (Cost $146,765,236)		129,235,900
Cash Equivalents - 28.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	$ 75,587,015	75,567,000
(Collateralized by U.S. Government Obligations) # (a)	328,195,949	328,109,000
TOTAL CASH EQUIVALENTS (Cost $403,676,000)		403,676,000
TOTAL INVESTMENT PORTFOLIO - 125.2% (Cost $1,798,513,960)		1,778,280,871
NET OTHER ASSETS - (25.2)%		(358,365,023)
NET ASSETS - 100%		$ 1,419,915,848
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
206 Eurodollar 90 Day Index Contracts	March 2008	$ 204,552,850	$ 1,080,797
206 Eurodollar 90 Day Index Contracts	June 2008	204,784,600	1,112,490
264 Eurodollar 90 Day Index Contracts	Sept. 2008	262,538,100	1,385,344
213 Eurodollar 90 Day Index Contracts	Dec. 2008	211,823,175	1,042,323
149 Eurodollar 90 Day Index Contracts	March 2009	148,154,425	526,829
43 Eurodollar 90 Day Index Contracts	June 2009	42,740,388	113,241
43 Eurodollar 90 Day Index Contracts	Sept. 2009	42,718,350	105,703
TOTAL EURODOLLAR CONTRACTS			5,366,727
Sold
Eurodollar Contracts
15 Eurodollar 90 Day Index Contracts	Dec. 2009	14,892,563	(96,073)
15 Eurodollar 90 Day Index Contracts	March 2010	14,884,125	(88,185)
72 Eurodollar 90 Day Index Contracts	June 2010	71,403,300	(177,588)
72 Eurodollar 90 Day Index Contracts	Sept. 2010	71,365,500	(156,063)
72 Eurodollar 90 Day Index Contracts	Dec. 2010	71,331,300	(139,213)
63 Eurodollar 90 Day Index Contracts	March 2011	62,390,475	(87,102)
TOTAL EURODOLLAR CONTRACTS			(744,224)
			$ 4,622,503
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 362,000	$ (83,199)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	142,860	(37,450)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.8763% 11/25/34	Dec. 2034	181,281	(82,509)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.635% 8/25/34	Sept. 2034	105,811	(47,334)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	155,658	(44,725)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	221,528	(23,827)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	362,000	(136,550)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 362,000	$ (48,105)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	330,000	(176,849)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	362,000	(193,781)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	31,876	(27,078)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	107,663	(33,854)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	48,185	(40,311)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	283,066	(193,924)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.25% 7/25/36

	August 2036	$ 2,500,000	$ (2,235,471)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 2006-8 Class M9, 7.17% 9/25/36	Oct. 2036	2,500,000	(2,220,245)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	362,000	(126,638)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,000,000	(1,272)
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	2,675,000	(52,198)
Receive quarterly notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	1,100,000	(42,661)
Receive quarterly notional amount multiplied by .54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	1,055,000	(39,092)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	2,600,000	(68,875)
TOTAL CREDIT DEFAULT SWAPS		16,847,928	(5,955,948)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	May 2008	$ 8,280,000	$ (350,896)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	April 2008	13,200,000	(505,923)
TOTAL TOTAL RETURN SWAPS		21,480,000	(856,819)
		$ 38,327,928	$ (6,812,767)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $120,250,097 or 8.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,084,688.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $6,593,526.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at
advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Security collateralized by an amount sufficient to pay interest and principal.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,199,493 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,431,423
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$75,567,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 3,077,290
Banc of America Securities LLC	4,921,569
Bank of America, NA	7,385,496
Barclays Capital, Inc.	36,819,015
ING Financial Markets LLC	7,669,451
J.P. Morgan Securities, Inc.	2,461,832
Societe Generale, New York Branch	6,462,309
UBS Securities LLC	6,154,580
WestLB AG	615,458
$ 75,567,000
$328,109,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 186,902,648
Bank of America, NA	116,814,155
Barclays Capital, Inc.	24,392,197
$ 328,109,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 424,636
Fidelity Corporate Bond 1-5 Year Central Fund	550,642
Fidelity Ultra-Short Central Fund	2,989,056
Total	$ 3,964,334
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 16,569,600	$ 424,636	$ -	$ 16,024,610	0.8%
Fidelity Corporate Bond 1-5 Year Central Fund	21,521,310	550,642	10,006,001	12,482,077	1.9%
Fidelity Ultra-Short Central Fund	118,673,581	297,825	7,312,709	100,729,213	1.4%
Total	$ 156,764,491	$ 1,273,103	$ 17,318,710	$ 129,235,900
Income Tax Information

At August 31, 2007, the fund had a capital loss carryforward of approximately $15,914,126 of which $3,743,962, $6,438,298, $4,621,616 and $1,110,250 will expire on August 31, 2008, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in securities, at value (including securities loaned of $318,746,140 and repurchase agreements of $403,676,000) - See accompanying schedule: Unaffiliated issuers (cost $1,651,748,724)	$ 1,649,044,971
Fidelity Central Funds (cost $146,765,236)	129,235,900
Total Investments (cost $1,798,513,960)		$ 1,778,280,871
Cash		2,114
Receivable for investments sold		2,326,519
Receivable for swap agreements		23,350
Receivable for fund shares sold		1,497,546
Interest receivable		10,822,380
Distributions receivable from Fidelity Central Funds		465,130
Receivable for daily variation on futures contracts		292,613
Prepaid expenses		3,673
Total assets		1,793,714,196

Liabilities
Payable for investments purchased Regular delivery	$ 129,129
Delayed delivery	34,319,436
Payable for fund shares redeemed	2,916,000
Distributions payable	528,636
Swap agreements, at value	6,812,767
Accrued management fee	373,065
Distribution fees payable	223,512
Other affiliated payables	295,013
Other payables and accrued expenses	91,790
Collateral on securities loaned, at value	328,109,000
Total liabilities		373,798,348

Net Assets		$ 1,419,915,848
Net Assets consist of:
Paid in capital		$ 1,468,146,671
Distributions in excess of net investment income		(672,815)
Accumulated undistributed net realized gain (loss) on investments		(25,134,655)
Net unrealized appreciation (depreciation) on investments		(22,423,353)
Net Assets		$ 1,419,915,848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 29, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($413,068,333 ÷ 44,717,982 shares)	$ 9.24

Maximum offering price per share (100/98.50 of $9.24)	$ 9.38
Class T: Net Asset Value and redemption price per share ($491,534,772 ÷ 53,174,235 shares)	$ 9.24

Maximum offering price per share (100/98.50 of $9.24)	$ 9.38
Class B: Net Asset Value and offering price per share ($15,944,186 ÷ 1,723,040 shares)A	$ 9.25

Class C: Net Asset Value and offering price per share ($116,866,001 ÷ 12,638,593 shares)A	$ 9.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($382,502,556 ÷ 41,382,191 shares)	$ 9.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2008

Investment Income
Dividends		$ 55,414
Interest		32,962,197
Income from Fidelity Central Funds		3,964,334
Total income		36,981,945

Expenses
Management fee	$ 2,261,664
Transfer agent fees	1,548,160
Distribution fees	1,379,306
Accounting and security lending fees	250,759
Custodian fees and expenses	26,999
Independent trustees' compensation	2,966
Registration fees	63,315
Audit	64,831
Legal	3,946
Miscellaneous	5,115
Total expenses before reductions	5,607,061
Expense reductions	(19,024)	5,588,037
Net investment income		31,393,908
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(545,508)
Fidelity Central Funds	(817,671)
Futures contracts	(342,961)
Swap agreements	(6,736,959)
Total net realized gain (loss)		(8,443,099)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,080,396)
Futures contracts	4,606,516
Swap agreements	3,328,114
Total change in net unrealized appreciation (depreciation)		5,854,234
Net gain (loss)		(2,588,865)
Net increase (decrease) in net assets resulting from operations		$ 28,805,043

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 31,393,908	$ 59,443,592
Net realized gain (loss)	(8,443,099)	(5,074,384)
Change in net unrealized appreciation (depreciation)	5,854,234	(19,052,107)
Net increase (decrease) in net assets resulting from operations	28,805,043	35,317,101
Distributions to shareholders from net investment income	(31,095,531)	(57,472,140)
Share transactions - net increase (decrease)	(17,326,622)	157,600,679
Total increase (decrease) in net assets	(19,617,110)	135,445,640

Net Assets
Beginning of period	1,439,532,958	1,304,087,318
End of period (including distributions in excess of net investment income of $672,815 and distributions in excess of net investment income of $971,192, respectively)	$ 1,419,915,848	$ 1,439,532,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 9.39	$ 9.39	$ 9.60	$ 9.55	$ 9.44	$ 9.49
Income from Investment Operations
Net investment income E	.203	.414	.305	.281	.202	.261	.381
Net realized and unrealized gain (loss)	(.012)	(.154)	.002	(.204)	.040	.128	(.034)
Total from investment operations	.191	.260	.307	.077	.242	.389	.347
Distributions from net investment income	(.201)	(.400)	(.307)	(.279)	(.192)	(.279)	(.397)
Distributions from net realized gain	-	-	-	(.008)	-	-	-
Total distributions	(.201)	(.400)	(.307)	(.287)	(.192)	(.279)	(.397)
Net asset value, end of period	$ 9.24	$ 9.25	$ 9.39	$ 9.39	$ 9.60	$ 9.55	$ 9.44
Total Return B, C, D	2.08%	2.79%	3.33%	.81%	2.56%	4.16%	3.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.78%	.78% A	.85%	.87%	.81%	.80%
Expenses net of fee waivers, if any	.78% A	.78%	.78% A	.85%	.87%	.81%	.80%
Expenses net of all reductions	.78% A	.77%	.78% A	.85%	.87%	.81%	.80%
Net investment income	4.40% A	4.41%	3.91% A	2.96%	2.13%	2.74%	4.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 413,068	$ 412,412	$ 377,221	$ 369,512	$ 357,760	$ 186,290	$ 106,018
Portfolio turnover rate G	80% A	91% K	55% A	94%	87%	102%	111%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50
Income from Investment Operations
Net investment income E	.204	.417	.308	.284	.207	.261	.381
Net realized and unrealized gain (loss)	(.022)	(.154)	.002	(.194)	.038	.118	(.036)
Total from investment operations	.182	.263	.310	.090	.245	.379	.345
Distributions from net investment income	(.202)	(.403)	(.310)	(.282)	(.195)	(.279)	(.395)
Distributions from net realized gain	-	-	-	(.008)	-	-	-
Total distributions	(.202)	(.403)	(.310)	(.290)	(.195)	(.279)	(.395)
Net asset value, end of period	$ 9.24	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45
Total Return B, C, D	1.98%	2.82%	3.36%	.95%	2.59%	4.04%	3.75%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.75%	.74% A	.81%	.83%	.82%	.82%
Expenses net of fee waivers, if any	.75% A	.75%	.74% A	.81%	.83%	.82%	.82%
Expenses net of all reductions	.75% A	.75%	.74% A	.81%	.83%	.82%	.82%
Net investment income	4.43% A	4.44%	3.95% A	2.99%	2.16%	2.73%	4.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 491,535	$ 516,227	$ 514,917	$ 544,662	$ 517,440	$ 468,931	$ 388,495
Portfolio turnover rate G	80% A	91% K	55% A	94%	87%	102%	111%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 H	2005 K	2004 K	2003 K	2002 I, K
Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 9.41	$ 9.41	$ 9.61	$ 9.56	$ 9.46	$ 9.43
Income from Investment Operations
Net investment income E	.168	.344	.247	.210	.130	.183	.281
Net realized and unrealized gain (loss)	(.023)	(.155)	.002	(.194)	.038	.120	(.234)
Total from investment operations	.145	.189	.249	.016	.168	.303	.047
Distributions from net investment income	(.165)	(.329)	(.249)	(.208)	(.118)	(.203)	(.017)
Distributions from net realized gain	-	-	-	(.008)	-	-	-
Total distributions	(.165)	(.329)	(.249)	(.216)	(.118)	(.203)	(.017)
Net asset value, end of period	$ 9.25	$ 9.27	$ 9.41	$ 9.41	$ 9.61	$ 9.56	$ 9.46
Total Return B, C, D	1.58%	2.01%	2.68%	.17%	1.77%	3.23%	.50%
Ratios to Average Net Assets F, J
Expenses before reductions	1.55% A	1.54%	1.54% A	1.61%	1.63%	1.61%	1.86% A
Expenses net of fee waivers, if any	1.55% A	1.54%	1.54% A	1.60%	1.63%	1.61%	1.65% A
Expenses net of all reductions	1.55% A	1.53%	1.53% A	1.60%	1.63%	1.61%	1.65% A
Net investment income	3.63% A	3.65%	3.15% A	2.21%	1.36%	1.94%	3.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,944	$ 19,895	$ 30,678	$ 39,190	$ 53,502	$ 49,353	$ 3,811
Portfolio turnover rate G	80% A	91% L	55% A	94%	87%	102%	111%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I For the period October 9, 2002 (commencement of sale of shares) to October 31, 2002. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended October 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.40	$ 9.40	$ 9.61	$ 9.55	$ 9.45	$ 9.50
Income from Investment Operations
Net investment income E	.166	.340	.244	.206	.129	.182	.304
Net realized and unrealized gain (loss)	(.012)	(.155)	.002	(.204)	.048	.118	(.037)
Total from investment operations	.154	.185	.246	.002	.177	.300	.267
Distributions from net investment income	(.164)	(.325)	(.246)	(.204)	(.117)	(.200)	(.317)
Distributions from net realized gain	-	-	-	(.008)	-	-	-
Total distributions	(.164)	(.325)	(.246)	(.212)	(.117)	(.200)	(.317)
Net asset value, end of period	$ 9.25	$ 9.26	$ 9.40	$ 9.40	$ 9.61	$ 9.55	$ 9.45
Total Return B, C, D	1.67%	1.98%	2.65%	.02%	1.86%	3.19%	2.90%
Ratios to Average Net Assets F, I
Expenses before reductions	1.58% A	1.57%	1.58% A	1.64%	1.65%	1.64%	1.64%
Expenses net of fee waivers, if any	1.58% A	1.57%	1.58% A	1.64%	1.65%	1.64%	1.64%
Expenses net of all reductions	1.58% A	1.57%	1.57% A	1.64%	1.65%	1.64%	1.63%
Net investment income	3.60% A	3.62%	3.12% A	2.16%	1.34%	1.91%	3.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,866	$ 129,105	$ 156,364	$ 194,992	$ 273,166	$ 359,779	$ 283,046
Portfolio turnover rate G	80% A	91% K	55% A	94%	87%	102%	111%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 G	2005 I	2004 I	2003 I	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50
Income from Investment Operations
Net investment income D	.214	.435	.321	.301	.225	.278	.397
Net realized and unrealized gain (loss)	(.022)	(.154)	.003	(.194)	.038	.119	(.043)
Total from investment operations	.192	.281	.324	.107	.263	.397	.363
Distributions from net investment income	(.212)	(.421)	(.324)	(.299)	(.213)	(.297)	(.413)
Distributions from net realized gain	-	-	-	(.008)	-	-	-
Total distributions	(.212)	(.421)	(.324)	(.307)	(.213)	(.297)	(.413)
Net asset value, end of period	$ 9.24	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45
Total Return B, C	2.09%	3.02%	3.51%	1.14%	2.78%	4.24%	3.95%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.55%	.57% A	.63%	.64%	.63%	.64%
Expenses net of fee waivers, if any	.54% A	.55%	.57% A	.63%	.64%	.63%	.64%
Expenses net of all reductions	.54% A	.55%	.57% A	.63%	.64%	.63%	.63%
Net investment income	4.64% A	4.64%	4.12% A	3.18%	2.35%	2.92%	4.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 382,503	$ 361,894	$ 224,908	$ 151,257	$ 98,505	$ 91,138	$ 65,330
Portfolio turnover rate F	80% A	91% J	55% A	94%	87%	102%	111%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds,

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2. Investments in Fidelity Central Funds - continued

which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 25,414,951
Unrealized depreciation	(44,380,664)
Net unrealized appreciation (depreciation)	$ (18,965,713)
Cost for federal income tax purposes	$ 1,797,246,584

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3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

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Notes to Financial Statements - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap.

The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $76,016,973 and $185,110,010, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 310,652	$ -
Class T	0%	.15%	385,075	-
Class B	.65%	.25%	79,556	57,457
Class C	.75%	.25%	604,023	-
			$ 1,379,306	$ 57,457

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,841
Class T	7,645
Class B*	11,925
Class C*	10,424
$ 47,835

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 518,668.25
Class T	582,864.23
Class B	23,804.27
Class C	120,292.20
Institutional Class	302,532.16
	$ 1,548,160

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,809 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the

Semiannual Report

Notes to Financial Statements - continued

8. Security Lending - continued

Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $338,766.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $15,596. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Institutional Class	$ 3,428

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2008	Year ended August 31, 2007
From net investment income
Class A	$ 8,987,430	$ 16,688,665
Class T	11,205,052	22,186,363
Class B	316,246	850,272
Class C	2,143,890	4,805,418
Institutional Class	8,442,913	12,941,422
Total	$ 31,095,531	$ 57,472,140

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2008	Year ended August 31, 2007	Six months ended February 29, 2008	Year ended August 31, 2007
Class A
Shares sold	6,894,963	16,613,696	$ 63,913,689	$ 156,014,787
Reinvestment of distributions	870,151	1,587,733	8,055,279	14,900,027
Shares redeemed	(7,624,447)	(13,781,919)	(70,606,604)	(129,393,235)
Net increase (decrease)	140,667	4,419,510	$ 1,362,364	$ 41,521,579
Class T
Shares sold	7,620,246	19,335,798	$ 70,685,973	$ 181,733,172
Reinvestment of distributions	1,098,019	2,112,360	10,172,348	19,843,376
Shares redeemed	(11,304,721)	(20,467,284)	(104,764,500)	(192,353,864)
Net increase (decrease)	(2,586,456)	980,874	$ (23,906,179)	$ 9,222,684
Class B
Shares sold	387,076	916,395	$ 3,596,804	$ 8,591,803
Reinvestment of distributions	26,436	76,879	245,206	723,561
Shares redeemed	(837,140)	(2,106,976)	(7,767,987)	(19,833,218)
Net increase (decrease)	(423,628)	(1,113,702)	$ (3,925,977)	$ (10,517,854)
Class C
Shares sold	1,232,489	2,247,485	$ 11,433,056	$ 21,090,690
Reinvestment of distributions	154,924	326,579	1,435,795	3,069,001
Shares redeemed	(2,688,931)	(5,263,789)	(24,940,609)	(49,508,922)
Net increase (decrease)	(1,301,518)	(2,689,725)	$ (12,071,758)	$ (25,349,231)
Institutional Class
Shares sold	9,014,403	21,192,347	$ 83,577,923	$ 199,239,817
Reinvestment of distributions	777,461	1,130,797	7,201,039	10,613,254
Shares redeemed	(7,501,699)	(7,160,362)	(69,564,034)	(67,129,570)
Net increase (decrease)	2,290,165	15,162,782	$ 21,214,928	$ 142,723,501

Semiannual Report

Notes to Financial Statements - continued

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of February 29, 2008, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 29, 2008 and for the year ended August 31, 2007, and the financial highlights for the six months ended February 29, 2008, the year ended August 31, 2007, the ten months ended August 31, 2006, and each of the four years in the period ended October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of February 29, 2008, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 29, 2008, and for the year ended August 31, 2007, and the financial highlights for the six months ended February 29, 2008, the year ended August 31, 2007, the ten months ended August 31, 2006, and each of the four years in the period ended October 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 28, 2008

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

SFI-USAN-0408
1.784905.105

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Short Fixed-Income
Fund - Institutional Class

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Class A
Actual	$ 1,000.00	$ 1,020.80	$ 3.92
HypotheticalA	$ 1,000.00	$ 1,020.98	$ 3.92
Class T
Actual	$ 1,000.00	$ 1,019.80	$ 3.77
HypotheticalA	$ 1,000.00	$ 1,021.13	$ 3.77
Class B
Actual	$ 1,000.00	$ 1,015.80	$ 7.77
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.77
Class C
Actual	$ 1,000.00	$ 1,016.70	$ 7.92
HypotheticalA	$ 1,000.00	$ 1,017.01	$ 7.92
Institutional Class
Actual	$ 1,000.00	$ 1,020.90	$ 2.71
HypotheticalA	$ 1,000.00	$ 1,022.18	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.78%
Class T	.75%
Class B	1.55%
Class C	1.58%
Institutional Class	.54%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Government and U.S. Government Agency Obligations 42.3%	U.S. Government and U.S. Government Agency Obligations 35.1%
AAA 21.4%	AAA 24.4%
AA 5.1%	AA 6.1%
A 9.1%	A 9.2%
BBB 15.6%	BBB 19.8%
BB and Below 0.9%	BB and Below 1.4%
Not Rated 0.7%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 4.9%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2008
6 months ago
Years	2.2	2.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	1.7	1.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008 *		As of August 31, 2007 **
	Corporate Bonds 18.3%		Corporate Bonds 22.9%
	U.S. Government and U.S. Government Agency Obligations 42.3%		U.S. Government and U.S. Government Agency Obligations 35.1%
	Asset-Backed Securities 18.5%		Asset-Backed Securities 20.9%
	CMOs and Other Mortgage Related Securities 15.5%		CMOs and Other Mortgage Related Securities 17.8%
	Municipal Bonds 0.5%		Municipal Bonds 0.0%
	Other Investments 0.0%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	7.7%	** Foreign investments	7.3%

* Futures and Swaps	21.3%	** Futures and Swaps	13.3%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 29, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp. 5.75% 8/10/09	$ 4,820,000	$ 4,955,196
Household Durables - 0.3%
Whirlpool Corp. 6.125% 6/15/11	4,500,000	4,743,941
Media - 0.8%
AOL Time Warner, Inc. 6.75% 4/15/11	1,000,000	1,047,371
Cox Communications, Inc.:
3.875% 10/1/08	3,655,000	3,650,961
6.4% 8/1/08	795,000	803,448
Liberty Media Corp. 7.75% 7/15/09	2,350,000	2,385,774
Univision Communications, Inc. 3.875% 10/15/08	2,600,000	2,525,250
Viacom, Inc. 5.75% 4/30/11	860,000	888,864
		11,301,668
TOTAL CONSUMER DISCRETIONARY		21,000,805
CONSUMER STAPLES - 0.6%
Food Products - 0.5%
H.J. Heinz Co. 6.428% 12/1/08 (c)(g)	2,885,000	2,959,145
Kraft Foods, Inc.:
4.125% 11/12/09	610,000	615,103
5.625% 8/11/10	2,810,000	2,944,245
		6,518,493
Tobacco - 0.1%
Altria Group, Inc. 5.625% 11/4/08	2,000,000	2,043,280
TOTAL CONSUMER STAPLES		8,561,773
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	1,865,000	1,909,228
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (c)	2,593,295	2,690,803
Duke Capital LLC:
4.37% 3/1/09	2,045,000	2,051,947
7.5% 10/1/09	3,375,000	3,539,504
Enterprise Products Operating LP 4.625% 10/15/09	3,070,000	3,120,035
Kinder Morgan Energy Partners LP 6.3% 2/1/09	1,640,000	1,674,527
Pemex Project Funding Master Trust:
6.125% 8/15/08	157,000	158,570
9.125% 10/13/10	2,250,000	2,531,250
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleum Export Ltd.:
4.623% 6/15/10 (c)	$ 841,667	$ 842,003
4.633% 6/15/10 (c)	505,556	505,859
		19,023,726
FINANCIALS - 6.1%
Capital Markets - 1.8%
American Capital Strategies Ltd. 6.85% 8/1/12	2,700,000	2,696,131
Bank of New York Co., Inc. 3.4% 3/15/13 (g)	2,750,000	2,753,443
Bear Stearns Companies, Inc.:
5.85% 7/19/10	5,015,000	5,063,315
6.95% 8/10/12	2,785,000	2,833,086
Goldman Sachs Group, Inc.:
5% 1/15/11	590,000	611,322
6.875% 1/15/11	415,000	449,186
Janus Capital Group, Inc. 5.875% 9/15/11	955,000	989,076
Lehman Brothers Holdings E-Capital Trust I 3.85% 8/19/65 (g)	1,275,000	1,043,285
Lehman Brothers Holdings, Inc.:
4.25% 1/27/10	1,840,000	1,826,338
4.375% 11/30/10	890,000	879,987
Morgan Stanley:
4% 1/15/10	1,020,000	1,021,535
5.05% 1/21/11	3,600,000	3,684,816
6.75% 4/15/11	2,495,000	2,669,650
		26,521,170
Commercial Banks - 0.8%
American Express Centurion Bank 5.2% 11/26/10	1,440,000	1,488,581
HSBC Holdings PLC 7.5% 7/15/09	1,215,000	1,276,012
Korea Development Bank 3.875% 3/2/09	2,700,000	2,698,707
National Australia Bank Ltd. 8.6% 5/19/10	1,260,000	1,401,196
Wells Fargo & Co. 3.98% 10/29/10	4,520,000	4,572,568
		11,437,064
Consumer Finance - 0.8%
Household Finance Corp.:
4.125% 11/16/09	2,280,000	2,291,810
4.75% 5/15/09	1,563,000	1,577,259
MBNA Capital I 8.278% 12/1/26	1,200,000	1,248,216
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Nelnet, Inc.:
5.125% 6/1/10	$ 550,000	$ 561,731
7.4% 9/29/36 (g)	3,200,000	2,855,302
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (c)	2,090,000	2,126,289
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (c)	768,050	826,397
		11,487,004
Diversified Financial Services - 0.9%
Bank of America Corp.:
7.4% 1/15/11	275,000	300,209
7.8% 2/15/10	585,000	630,453
Deutsche Bank AG London 5% 10/12/10	4,770,000	5,002,919
Iberbond 2004 PLC 4.826% 12/24/17 (k)	2,506,545	2,199,493
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (g)	370,000	357,827
ILFC E-Capital Trust I 5.9% 12/21/65 (c)(g)	1,755,000	1,456,650
International Lease Finance Corp. 5.625% 9/15/10	2,200,000	2,278,474
JPMorgan Chase & Co. 4.6% 1/17/11	385,000	392,144
		12,618,169
Insurance - 0.2%
Genworth Financial, Inc. 5.231% 5/16/09	2,855,000	2,897,368
Real Estate Investment Trusts - 1.5%
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,095,000	2,904,834
5.625% 12/15/10	2,910,000	2,740,999
Camden Property Trust 4.375% 1/15/10	1,385,000	1,350,951
Colonial Properties Trust 4.75% 2/1/10	1,365,000	1,348,841
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,885,000	2,831,521
5% 5/3/10	1,310,000	1,285,352
Duke Realty LP:
5.25% 1/15/10	615,000	620,127
5.625% 8/15/11	915,000	900,419
6.95% 3/15/11	719,000	740,943
Mack-Cali Realty LP 7.25% 3/15/09	520,000	536,756
ProLogis Trust 7.1% 4/15/08	1,715,000	1,718,114
Simon Property Group LP:
4.6% 6/15/10	1,130,000	1,137,762
4.875% 8/15/10	3,260,000	3,274,618
		21,391,237
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Independence Community Bank Corp. 3.5% 6/20/13 (g)	$ 860,000	$ 856,477
Residential Capital Corp. 6.5975% 4/17/09 (g)	440,000	286,000
		1,142,477
TOTAL FINANCIALS		87,494,489
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.:
3.75% 2/10/09	2,230,000	2,235,952
4.125% 8/15/09	675,000	678,850
5.125% 11/15/10	1,643,000	1,686,211
		4,601,013
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	2,600,000	2,695,384
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	3,900,000	4,006,380
Airlines - 0.9%
America West Airlines pass thru certificates 7.33% 7/2/08	552,807	536,222
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	264,277	263,617
6.978% 10/1/12	63,935	63,935
7.024% 4/15/11	2,000,000	2,002,500
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	4,015,000	3,974,850
7.056% 3/15/11	749,000	746,191
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,645,000	1,650,429
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	652,493	654,940
6.201% 3/1/10	529,711	528,386
6.602% 9/1/13	1,278,522	1,267,335
7.186% 10/1/12	1,103,847	1,100,403
		12,788,808
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	$ 1,265,000	$ 1,258,952
5.625% 1/15/12	3,030,000	3,077,298
		4,336,250
Industrial Conglomerates - 0.4%
Covidien International Finance SA 5.15% 10/15/10 (c)	2,900,000	3,026,339
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (c)	2,880,000	2,972,082
		5,998,421
TOTAL INDUSTRIALS		29,825,243
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (c)	855,000	872,100
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,465,000	1,469,073
TOTAL MATERIALS		2,341,173
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.5%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,765,000	1,840,819
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,797,511
British Telecommunications PLC 8.625% 12/15/10	1,100,000	1,237,292
Deutsche Telekom International Finance BV 5.375% 3/23/11	4,000,000	4,128,284
Sprint Capital Corp. 7.625% 1/30/11	2,970,000	2,635,875
Telecom Italia Capital SA:
4% 11/15/08	3,690,000	3,687,546
4% 1/15/10	3,450,000	3,432,077
Telefonica Emisiones SAU 5.984% 6/20/11	4,000,000	4,180,416
Telefonos de Mexico SA de CV:
4.5% 11/19/08	3,260,000	3,273,692
4.75% 1/27/10	3,355,000	3,404,084
Verizon Global Funding Corp. 7.25% 12/1/10	3,435,000	3,745,737
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,568,140
		34,931,473
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 4.125% 3/1/09	$ 3,925,000	$ 3,925,000
Vodafone Group PLC:
5.5% 6/15/11	4,000,000	4,127,480
7.75% 2/15/10	950,000	1,019,831
		9,072,311
TOTAL TELECOMMUNICATION SERVICES		44,003,784
UTILITIES - 1.6%
Electric Utilities - 0.8%
Commonwealth Edison Co. 5.4% 12/15/11	992,000	1,022,906
Entergy Corp. 7.75% 12/15/09 (c)	2,500,000	2,661,725
Exelon Corp. 4.45% 6/15/10	3,750,000	3,795,075
Pepco Holdings, Inc. 4% 5/15/10	1,125,000	1,133,396
Progress Energy, Inc. 7.1% 3/1/11	2,181,000	2,365,076
		10,978,178
Gas Utilities - 0.1%
NiSource Finance Corp. 7.875% 11/15/10	780,000	851,011
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 6.125% 9/1/09	3,035,000	3,121,063
PSEG Power LLC 3.75% 4/1/09	1,415,000	1,418,056
		4,539,119
Multi-Utilities - 0.4%
Dominion Resources, Inc. 6.3% 9/30/66 (g)	1,680,000	1,544,338
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,729,456
KeySpan Corp. 7.625% 11/15/10	790,000	875,381
NSTAR 8% 2/15/10	715,000	777,189
Sempra Energy 4.75% 5/15/09	1,055,000	1,074,080
		6,000,444
TOTAL UTILITIES		22,368,752
TOTAL NONCONVERTIBLE BONDS (Cost $236,954,452)		239,220,758
U.S. Government and Government Agency Obligations - 29.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 16.7%
Fannie Mae:
3.25% 2/15/09	$ 13,000,000	$ 13,109,486
4.75% 3/12/10 (b)	46,673,000	48,845,068
Freddie Mac:
4.25% 7/15/09	6,343,000	6,510,912
4.875% 2/9/10 (b)	50,860,000	53,274,324
5% 6/11/09 (b)	57,187,000	59,120,955
5.125% 4/18/11 (b)	53,000,000	56,725,582
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		237,586,327
U.S. Treasury Obligations - 13.1%
U.S. Treasury Notes:
2.125% 1/31/10 (b)(d)	54,124,000	54,615,787
3.25% 12/31/09	1,000	1,029
4.75% 3/31/11 (b)(e)(f)	27,918,000	30,282,320
4.875% 8/15/09 (b)	27,858,000	29,181,255
4.875% 4/30/11 (b)	15,000,000	16,342,965
4.875% 5/31/11 (b)(f)	50,290,000	54,859,299
TOTAL U.S. TREASURY OBLIGATIONS		185,282,655
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $410,671,409)		422,868,982
U.S. Government Agency - Mortgage Securities - 9.2%

Fannie Mae - 7.2%
3.699% 10/1/33 (g)	130,412	132,493
3.75% 10/1/33 (g)	126,501	127,607
3.75% 1/1/34 (g)	117,544	118,943
3.785% 6/1/34 (g)	663,243	674,436
3.798% 6/1/33 (g)	102,290	103,163
3.807% 4/1/33 (g)	310,291	312,898
3.814% 10/1/33 (g)	1,547,094	1,570,566
3.843% 10/1/33 (g)	3,025,693	3,071,178
3.874% 6/1/33 (g)	493,372	497,350
3.907% 5/1/33 (g)	41,944	42,521
3.914% 6/1/34 (g)	883,924	893,320
4.073% 10/1/18 (g)	83,876	84,829
4.12% 7/1/34 (g)	588,656	599,204
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.172% 1/1/35 (g)	$ 295,988	$ 302,033
4.175% 4/1/33 (g)	23,415	23,744
4.25% 1/1/34 (g)	172,554	174,799
4.25% 2/1/34 (g)	142,121	143,965
4.25% 2/1/35 (g)	136,152	139,140
4.282% 11/1/34 (g)	925,543	943,936
4.29% 1/1/34 (g)	864,470	876,159
4.292% 1/1/34 (g)	136,493	138,188
4.297% 2/1/35 (g)	924,110	944,424
4.302% 3/1/33 (g)	66,817	68,154
4.33% 4/1/35 (g)	56,935	57,800
4.344% 1/1/35 (g)	150,358	153,910
4.347% 3/1/35 (g)	105,530	107,184
4.358% 2/1/34 (g)	266,192	269,719
4.365% 8/1/33 (g)	221,646	223,697
4.373% 5/1/35 (g)	111,544	113,635
4.373% 5/1/35 (g)	91,954	93,275
4.386% 7/1/33 (g)	782,721	801,729
4.39% 2/1/35 (g)	1,100,122	1,125,640
4.391% 2/1/35 (g)	226,665	232,101
4.395% 10/1/34 (g)	666,283	680,785
4.418% 8/1/34 (g)	370,833	375,876
4.434% 3/1/35 (g)	212,888	218,146
4.449% 1/1/35 (g)	143,302	145,962
4.501% 8/1/35 (g)	258,380	260,961
4.506% 7/1/35 (g)	287,480	291,058
4.524% 1/1/35 (g)	138,427	139,669
4.531% 5/1/35 (g)	340,620	347,503
4.532% 7/1/35 (g)	413,230	418,302
4.561% 2/1/35 (g)	45,012	45,980
4.566% 5/1/35 (g)	2,387,629	2,450,202
4.569% 10/1/35 (g)	58,587	59,363
4.57% 6/1/35 (g)	348,713	353,119
4.578% 6/1/33 (g)	274,729	281,713
4.584% 2/1/35 (g)	80,748	82,722
4.586% 2/1/35 (g)	529,436	536,576
4.659% 10/1/34 (g)	923,571	933,821
4.692% 8/1/35 (g)	905,230	917,873
4.694% 10/1/34 (g)	434,526	444,723
4.71% 7/1/35 (g)	681,567	698,525
4.716% 7/1/34 (g)	376,603	385,235
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.717% 6/1/35 (g)	$ 839,334	$ 850,833
4.753% 3/1/35 (g)	465,696	477,617
4.767% 1/1/35 (g)	881,544	904,367
4.768% 12/1/34 (g)	116,338	119,127
4.769% 10/1/35 (g)	695,100	714,726
4.773% 1/1/35 (g)	602,092	617,527
4.784% 8/1/35 (g)	400,216	412,009
4.792% 3/1/35 (g)	569,044	583,888
4.795% 2/1/35 (g)	548,119	554,128
4.804% 11/1/34 (g)	353,041	361,452
4.809% 10/1/35 (g)	514,112	524,117
4.833% 1/1/35 (g)	2,414,067	2,479,418
4.88% 7/1/35 (g)	1,585,056	1,627,391
4.885% 10/1/35 (g)	288,419	292,215
4.888% 7/1/34 (g)	532,405	545,169
4.895% 2/1/35 (g)	1,229,419	1,261,199
4.947% 8/1/34 (g)	1,145,436	1,173,487
4.965% 11/1/35 (g)	7,816,998	8,058,074
4.971% 4/1/35 (g)	276,052	279,600
4.998% 9/1/34 (g)	1,690,796	1,737,859
5% 3/1/18 to 6/1/18	2,352,734	2,391,818
5.054% 7/1/35 (g)	1,750,322	1,802,613
5.083% 9/1/34 (g)	136,663	140,062
5.088% 9/1/36 (g)	3,286,747	3,384,274
5.099% 5/1/35 (g)	368,726	375,167
5.11% 1/1/36 (g)	928,964	945,904
5.133% 5/1/35 (g)	457,440	471,242
5.135% 3/1/35 (g)	67,757	69,643
5.152% 9/1/35 (g)	4,003,578	4,127,925
5.156% 9/1/35 (g)	2,326,239	2,397,485
5.195% 6/1/35 (g)	487,431	496,290
5.218% 2/1/35 (g)	38,623	38,992
5.25% 11/1/36 (g)	486,476	497,388
5.298% 2/1/36 (g)	1,487,454	1,538,689
5.301% 2/1/36 (g)	522,745	540,614
5.317% 1/1/34 (g)	78,073	79,007
5.334% 2/1/36 (g)	166,400	169,335
5.397% 11/1/35 (g)	662,044	683,627
5.495% 5/1/36 (g)	721,513	735,744
5.5% 7/1/13 to 6/1/19	9,219,729	9,470,659
5.524% 11/1/36 (g)	923,333	944,646
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.566% 5/1/36 (g)	$ 2,069,399	$ 2,145,708
5.768% 1/1/36 (g)	894,619	925,993
5.798% 3/1/36 (g)	426,680	442,414
5.924% 4/1/36 (g)	846,448	877,661
6.047% 4/1/36 (g)	253,930	263,294
6.066% 9/1/36 (g)	660,087	684,428
6.154% 4/1/36 (g)	561,218	581,913
6.5% 6/1/11 to 3/1/35	7,025,091	7,353,675
6.56% 9/1/36 (g)	1,756,874	1,821,659
6.67% 9/1/36 (g)	6,183,419	6,411,433
7% 3/1/08 to 6/1/32	680,820	723,379
7.5% 5/1/12 to 10/1/14	58,847	63,062
11.5% 11/1/15	30,757	32,867
TOTAL FANNIE MAE		102,432,667
Freddie Mac - 1.8%
4.203% 4/1/35 (g)	1,798,003	1,818,173
4.299% 12/1/34 (g)	190,596	194,306
4.329% 2/1/35 (g)	285,865	290,345
4.375% 2/1/35 (g)	201,666	205,898
4.38% 3/1/35 (g)	142,754	144,830
4.406% 8/1/35 (g)	3,212,538	3,272,369
4.41% 6/1/35 (g)	243,188	246,299
4.419% 3/1/35 (g)	213,305	217,979
4.42% 2/1/34 (g)	148,229	149,281
4.429% 4/1/35 (g)	1,166,043	1,192,592
4.449% 3/1/35 (g)	206,593	211,162
4.536% 2/1/35 (g)	352,615	360,712
4.612% 2/1/35 (g)	161,828	165,782
4.627% 1/1/35 (g)	294,907	299,970
4.747% 4/1/35 (g)	1,326,428	1,361,829
4.896% 11/1/35 (g)	754,660	765,196
4.924% 9/1/35 (g)	781,605	803,544
5.032% 4/1/35 (g)	751,534	764,436
5.112% 8/1/36 (g)	565,497	579,403
5.158% 1/1/36 (g)	691,357	701,505
5.293% 6/1/35 (g)	502,191	515,963
5.425% 6/1/37 (g)	982,744	1,006,697
5.582% 5/1/36 (g)	1,845,747	1,906,364
5.589% 12/1/35 (g)	1,078,158	1,100,708
5.742% 1/1/37 (g)	1,109,956	1,147,644
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.744% 7/1/37 (g)	$ 644,664	$ 661,660
5.839% 1/1/36 (g)	1,902,779	1,965,837
5.863% 1/1/36 (g)	560,266	578,575
6.084% 6/1/35 (g)	323,860	331,611
6.089% 6/1/36 (g)	540,101	558,371
6.381% 8/1/34 (g)	506,282	514,011
6.744% 9/1/36 (g)	1,391,178	1,435,421
8.5% 5/1/26 to 7/1/28	147,484	163,182
12% 11/1/19	10,379	11,838
TOTAL FREDDIE MAC		25,643,493
Government National Mortgage Association - 0.2%
4.75% 1/20/34 (g)	729,815	729,588
5.25% 7/20/34 (g)	460,726	468,139
7% 1/15/25 to 6/15/32	674,975	717,002
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,914,729
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $126,634,239)		129,990,889
Asset-Backed Securities - 15.6%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	654,125	512,773
Series 2004-4 Class A2D, 3.485% 1/25/35 (g)	150,189	136,930
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1:
Class M1, 3.785% 11/25/33 (g)	405,273	360,819
Class M2, 4.835% 11/25/33 (g)	139,286	112,766
Series 2006-HE3 Class A2A, 3.185% 6/25/36 (g)	298,821	296,720
Advanta Business Card Master Trust Series 2007-B2 Class B2, 5.5% 6/20/13	2,835,000	2,624,651
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (c)	666,667	665,340
American Express Credit Account Master Trust Series 2004-C Class C, 3.6213% 2/15/12 (c)(g)	651,388	649,851
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class C, 4.22% 7/6/09	22,874	22,881
Class D, 5.07% 7/6/10	1,105,000	1,109,367
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2004-CA Class A4, 3.61% 5/6/11	$ 390,225	$ 380,040
Series 2005-1 Class D, 5.04% 5/6/11	2,500,000	2,569,593
Series 2005-CF Class A4, 4.63% 6/6/12	2,895,000	2,833,337
Series 2005-DA Class A4, 5.02% 11/6/12	4,150,000	3,848,534
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	1,058,687
Series 2007-CM Class A3A, 5.42% 5/7/12	3,470,000	3,333,369
Series 2007-DF Class A3A, 5.49% 7/6/12	2,565,000	2,563,797
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	1,240,000	1,175,148
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 3.835% 11/25/34 (g)	1,370,000	1,215,886
Series 2004-R11 Class M1, 3.795% 11/25/34 (g)	2,040,000	1,849,589
Series 2004-R9 Class M2, 3.785% 10/25/34 (g)	1,515,000	1,335,955
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 3.465% 6/25/32 (g)	93,681	81,693
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.1763% 9/25/33 (g)	2,451,392	1,989,550
Series 2003-W7:
Class A2, 3.525% 3/1/34 (g)	76,477	69,534
Class M1, 3.825% 3/1/34 (g)	2,500,000	2,158,208
Series 2003-W9 Class M1, 3.825% 3/25/34 (g)	1,544,402	1,323,571
Series 2004-W5 Class M1, 3.735% 4/25/34 (g)	830,000	734,504
Arran Funding Ltd. Series 2005-A Class C, 3.4413% 12/15/10 (g)	3,530,000	3,429,042
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE3 Class M2, 4.255% 6/25/34 (g)	700,000	624,713
Series 2004-HE6 Class A2, 3.495% 6/25/34 (g)	569,601	569,513
Series 2005-HE2:
Class M1, 3.585% 3/25/35 (g)	1,666,836	1,427,857
Class M2, 3.635% 3/25/35 (g)	460,000	418,515
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.755% 5/28/44 (g)	657,324	604,738
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.8% 2/28/44 (g)	430,505	399,832
Bear Stearns Asset Backed Securities I Trust:
Series 2004-BO1:
Class M2, 3.885% 9/25/34 (g)	794,000	516,100
Class M3, 4.185% 9/25/34 (g)	540,000	297,000
Series 2004-HE8 Class M1, 3.785% 9/25/34 (g)	906,926	803,297
Series 2007-AQ1 Class A1, 3.245% 11/25/36 (g)	1,112,682	1,064,350
Series 2007-HE3 Class 1A1, 3.255% 4/25/37 (g)	859,767	833,840
Asset-Backed Securities - continued
	Principal Amount	Value
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	$ 1,035,000	$ 1,040,492
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	2,370,000	2,410,697
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 3.4963% 6/15/10 (g)	1,240,000	1,232,443
Series 2006-1 Class B, 5.26% 10/15/10	500,000	514,423
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	215,000	218,988
Class C, 5.77% 5/20/10 (c)	205,000	203,598
Class D, 6.15% 4/20/11 (c)	345,000	341,643
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	1,051,951
Series 2007-SN1 Class D, 6.05% 1/17/12	750,000	663,750
Capital One Auto Finance Trust Series 2005-BSS:
Class B, 4.32% 5/15/10	1,049,524	1,051,925
Class D, 4.8% 9/15/12	1,220,000	1,235,066
Capital One Master Trust Series 2001-6 Class C, 6.7% 6/15/11 (c)	3,200,000	3,201,000
Capital One Multi-Asset Execution Trust Series 2007-B5 Class B5, 5.4% 5/15/13	3,410,000	3,394,728
Capital One Prime Auto Receivables Trust:
Series 2005-1 Class B, 4.58% 8/15/12	1,850,000	1,835,104
Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	1,036,315
Capital Trust Ltd. Series 2004-1:
Class A2, 3.5638% 7/20/39 (c)(g)	645,000	548,250
Class B, 3.8638% 7/20/39 (c)(g)	340,000	272,000
Class C, 4.2138% 7/20/39 (c)(g)	435,000	326,250
Carmax Auto Owner Trust:
Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	6,842,604
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	1,033,548
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 5.135% 8/25/36 (c)(g)	185,000	13,628
Caterpillar Financial Asset Trust Series 2006-A Class A3, 5.57% 5/25/10	2,108,426	2,133,928
Chase Credit Card Master Trust Series 2003-6 Class B, 3.4713% 2/15/11 (g)	2,150,000	2,135,222
Chase Issuance Trust:
Series 2004-C3 Class C3, 3.5913% 6/15/12 (g)	3,305,000	3,042,150
Series 2006-C3 Class C3, 3.3513% 6/15/11 (g)	2,905,000	2,736,147
Series 2007-A15 Class A, 4.96% 9/17/12	6,510,000	6,731,361
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	1,490,434	1,499,360
Asset-Backed Securities - continued
	Principal Amount	Value
CIT Equipment Collateral Trust: - continued
Series 2006-VT1:
Class B, 5.23% 2/20/13	$ 325,481	$ 327,955
Class D, 5.48% 2/20/13	362,440	361,081
Series 2006-VT2 Class A3, 5.07% 2/20/10	4,395,000	4,439,102
Citibank Credit Card Issuance Trust:
Series 2007-B2 Class B2, 5% 4/2/12	4,320,000	4,337,839
Series 2007-B6 Class B6, 5.03% 11/8/12	3,410,000	3,389,886
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.545% 12/25/33 (c)(g)	727,717	670,182
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	830,000	789,498
Series 2007-A Class A3, 4.98% 10/15/10	2,350,000	2,386,464
College Loan Corp. Trust I Series 2006-1 Class AIO, 10% 7/25/08 (i)	5,690,000	229,378
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class M2, 7.0422% 9/25/32 (g)	439,186	374,625
Series 2004-2:
Class 3A4, 3.385% 7/25/34 (g)	86,799	74,552
Class M1, 3.635% 5/25/34 (g)	1,075,000	948,776
Series 2004-3 Class 3A4, 3.385% 8/25/34 (g)	353,660	334,540
Series 2004-4:
Class A, 3.505% 8/25/34 (g)	64,883	55,845
Class M2, 3.665% 6/25/34 (g)	699,713	606,258
CPS Auto Receivables Trust:
Series 2006-B Class A3, 5.73% 6/15/16 (c)	1,244,997	1,224,380
Series 2007-C Class A3, 5.45% 5/15/12 (c)	934,994	941,860
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	867,727	856,745
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (c)	974,000	930,784
Discover Card Master Trust I Series 2003-4 Class B1, 3.4513% 5/16/11 (g)	1,775,000	1,741,676
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (c)	606,702	606,702
Class E, 6.971% 3/8/10 (c)	865,000	871,034
Drive Auto Receivables Trust:
Series 2005-3 Class A3, 4.99% 10/15/10 (c)	804,964	804,447
Series 2006-2 Class A3, 5.33% 4/15/14 (c)	2,355,000	2,216,997
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 5.115% 5/28/35 (g)	159,655	154,415
Class AB3, 5.2631% 5/28/35 (g)	62,502	59,291
Asset-Backed Securities - continued
	Principal Amount	Value
Fieldstone Mortgage Investment Corp. Series 2006-2:
Class 2A2, 3.305% 7/25/36 (g)	$ 1,240,000	$ 917,600
Class M1, 3.445% 7/25/36 (g)	2,480,000	727,731
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 3.245% 4/25/36 (g)	535,000	525,638
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	596,750	585,794
Ford Credit Auto Owner Trust:
Series 2005-A Class B, 3.88% 1/15/10	590,000	590,890
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	1,972,884
Series 2006-C Class B, 5.3% 6/15/12	750,000	675,000
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	486,454
Class C, 5.8% 2/15/13	775,000	731,180
Fosse Master Issuer PLC Series 2007-1A Class C2, 4.5013% 10/18/54 (c)(g)	785,000	647,547
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	1,505,000	1,547,626
Class C, 5.43% 2/16/15	1,845,000	1,751,938
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 3.81% 2/25/34 (g)	93,578	78,281
Class M2, 3.635% 2/25/34 (g)	150,000	140,123
Series 2004-C Class M1, 3.785% 8/25/34 (g)	1,120,000	982,930
Series 2004-D:
Class M4, 4.085% 11/25/34 (g)	295,000	275,385
Class M5, 4.135% 11/25/34 (g)	121,395	98,538
Series 2006-3 Class 2A1, 3.405% 2/25/37 (g)	53,564	52,961
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,141,500	1,169,279
GE Business Loan Trust:
Series 2004-2 Class A, 0.8454% 12/15/08 (c)(i)	41,199,802	276,451
Series 2005-2 Class IO, 0.5242% 9/15/17 (c)(i)	87,772,307	549,569
GE Capital Credit Card Master Note Trust Series 2007-3 Class B, 5.49% 6/15/13	3,350,000	3,208,161
Greenpoint Credit LLC Series 2001-1 Class 1A, 3.4538% 4/20/32 (g)	317,685	317,323
GSAMP Trust:
Series 2002-NC1 Class A2, 3.775% 7/25/32 (g)	4,389	3,817
Series 2003-HE2 Class M1, 3.785% 8/25/33 (g)	455,420	436,156
GSR Mortgage Loan Trust Series 2005-MTR1 Class A1, 3.275% 10/25/35 (g)	696,770	692,405
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 4.215% 5/25/30 (c)(g)	944,478	727,248
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd.: - continued
Series 2006-3:
Class B, 3.535% 9/25/46 (c)(g)	$ 700,000	$ 455,000
Class C, 3.685% 9/25/46 (c)(g)	1,750,000	875,000
Home Equity Asset Trust:
Series 2002-2 Class A4, 3.895% 6/25/32 (g)	5,664	4,388
Series 2003-3 Class A4, 4.055% 2/25/33 (g)	493	346
Series 2003-5 Class A2, 3.835% 12/25/33 (g)	39,981	36,820
Series 2003-7 Class A2, 3.515% 3/25/34 (g)	4,243	4,243
Series 2003-8 Class M1, 4.215% 4/25/34 (g)	624,684	539,079
Series 2004-1 Class M2, 4.335% 6/25/34 (g)	570,213	485,888
Series 2004-3 Class M2, 4.335% 8/25/34 (g)	465,000	414,093
Series 2006-8 Class 2A1, 3.185% 3/25/37 (g)	71,165	69,597
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	660,644	661,523
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	3,500,000	3,645,062
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 4.4188% 1/20/35 (g)	224,654	199,685
Class M2, 4.4488% 1/20/35 (g)	168,491	146,663
Series 2005-3 Class A1, 4.2188% 1/20/35 (g)	1,416,741	1,276,838
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	848,798	854,307
Class C, 4.22% 2/15/12	64,409	63,963
Series 2006-B Class C, 5.25% 5/15/13	620,000	614,844
Series 2007-A Class A3A, 5.04% 1/17/12	2,090,000	2,128,781
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (c)	329,106	329,912
Class C, 5.61% 12/15/14 (c)	1,242,334	1,233,888
Lancer Funding Ltd. Series 2006-1A Class A3, 6.3463% 4/6/46 (c)(g)	940,392	225,694
Long Beach Mortgage Loan Trust Series 2005-WL1 Class M2, 3.685% 6/25/35 (g)	1,090,000	975,986
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	720,195	708,197
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	173,461	160,592
Class C, 6.125% 4/20/28 (c)	173,461	159,801
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.5725% 9/15/10 (g)	1,500,000	1,502,277
Asset-Backed Securities - continued
	Principal Amount	Value
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (c)(g)	$ 1,620,000	$ 1,573,992
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 3.785% 7/25/34 (g)	1,145,000	1,079,789
Series 2004-FM1 Class M2, 4.285% 1/25/35 (g)	102,035	90,321
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 3.475% 8/25/34 (g)	131,511	118,750
Series 2006-HE6 Class A2A, 3.175% 9/25/36 (g)	1,688,222	1,635,465
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC1 Class M2, 4.74% 10/25/31 (g)	15,757	13,090
Series 2002-AM3 Class A3, 4.115% 2/25/33 (g)	79,980	72,007
Series 2002-HE2 Class M1, 4.635% 8/25/32 (g)	640,294	585,025
Series 2002-NC1 Class M1, 4.335% 2/25/32 (c)(g)	517,203	476,627
Series 2003-NC1 Class M1, 4.71% 11/25/32 (g)	450,347	409,501
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 3.235% 4/25/37 (g)	109,809	107,527
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 3.185% 11/25/36 (g)	221,071	217,375
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(g)(i)	1,725,000	294,059
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (i)	1,410,000	202,834
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	1,885,000	603,068
Series 2005-2 Class AIO, 7.73% 3/25/12 (i)	1,265,000	190,294
Series 2005-3W Class AIO1, 4.8% 7/25/12 (i)	4,090,000	452,272
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	900,000	105,624
Series 2006-2 Class AIO, 6% 8/25/11 (i)	700,000	120,198
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	5,140,000	1,230,516
Series 2006-4 Class AIO, 6.35% 2/27/12 (i)	880,000	188,135
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	1,165,000	1,176,326
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (g)	382,781	380,149
Newcastle CDO VIII Series 2006-8A Class 4, 3.735% 11/1/52 (c)(g)	1,000,000	430,000
Nissan Auto Receivables Owner Trust:
Series 2005-A Class A4, 3.82% 7/15/10	885,293	886,237
Series 2007-B Class A3, 5.03% 5/16/11	1,710,000	1,736,522
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	288,368	290,216
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	1,695,000	1,714,252
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.765% 9/25/34 (g)	$ 621,114	$ 578,630
Class M2, 3.815% 9/25/34 (g)	380,000	328,814
Class M3, 4.385% 9/25/34 (g)	730,000	597,340
Class M4, 4.585% 9/25/34 (g)	1,000,000	863,184
Series 2004-WHQ2 Class A3E, 3.555% 2/25/35 (g)	176,855	160,164
Series 2004-WWF1 Class M4, 4.235% 1/25/35 (g)	1,905,000	1,143,000
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (c)	680,000	682,590
Class C, 5.77% 5/25/10 (c)	630,000	634,309
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (c)	1,420,000	1,345,703
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	239,285	223,199
Series 2005-SP2 Class 1A1, 3.285% 5/25/44 (g)	4,142	4,138
Santander Drive Auto Receivables Trust:
Series 2007-1 Class A3, 5.05% 9/15/11	3,175,000	3,042,007
Series 2007-3 Class A3, 5.42% 8/15/12	1,285,000	1,188,595
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.655% 2/25/34 (g)	603,461	514,680
Sierra Timeshare Receivables Fund LLC Series 2006-1A:
Class A1, 5.84% 5/20/18 (c)	800,376	731,440
Class A2, 3.2638% 5/20/18 (c)(g)	2,258,065	1,912,288
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 5.1906% 6/15/21 (g)	1,800,000	1,756,340
Series 2004-A:
Class B, 5.5706% 6/15/33 (g)	400,000	355,592
Class C, 5.9406% 6/15/33 (g)	1,020,000	1,031,219
Series 2004-B Class C, 5.8606% 9/15/33 (g)	1,900,000	1,728,700
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41% 7/25/25	2,500,000	2,475,000
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 3.435% 11/25/35 (g)	1,493,658	1,343,918
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.5713% 3/15/11 (c)(g)	2,520,000	2,453,966
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.3213% 6/15/10 (g)	1,405,000	1,304,442
Swift Master Auto Receivables Trust Series 2007-2 Class A, 3.7713% 10/15/12 (g)	1,515,000	1,404,275
Terwin Mortgage Trust Series 2003-4HE Class A1, 3.565% 9/25/34 (g)	83,246	78,628
Asset-Backed Securities - continued
	Principal Amount	Value
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (c)	$ 3,615,000	$ 3,518,865
Series 2006-2A:
Class A3, 5.23% 8/22/11 (c)	3,960,000	4,006,052
Class D, 5.54% 12/20/12 (c)	2,245,000	2,164,705
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	2,277,087
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	1,500,000	1,477,890
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	112,361	112,309
Series 2004-4 Class D, 3.58% 5/17/12	116,634	116,396
Series 2005-1 Class D, 4.09% 8/15/12	193,590	193,230
Series 2005-3 Class C, 4.54% 5/17/13	850,000	828,750
Whinstone Capital Management Ltd. Series 1A Class B3, 5.9838% 10/25/44 (c)(g)	1,667,943	1,167,560
World Omni Auto Receivables Trust Series 2007-B Class A3A, 5.28% 1/17/12	995,000	1,018,360
TOTAL ASSET-BACKED SECURITIES (Cost $236,535,548)		221,567,685
Collateralized Mortgage Obligations - 9.2%

Private Sponsor - 6.3%
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1475% 10/25/33 (g)	5,520,000	5,466,731
Series 2003-J Class 2A2, 4.4036% 11/25/33 (g)	744,734	705,390
Series 2004-A:
Class 2A1, 3.5401% 2/25/34 (g)	443,903	436,547
Class 2A2, 4.0911% 2/25/34 (g)	1,911,615	1,886,500
Series 2004-D Class 2A1, 3.6156% 5/25/34 (g)	224,106	219,892
Series 2004-J Class 2A1, 4.7599% 11/25/34 (g)	728,454	720,617
Series 2005-H:
Class 1A1, 4.9149% 9/25/35 (g)	225,992	215,549
Class 2A2, 4.8026% 9/25/35 (g)	254,415	247,131
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0786% 8/25/35 (g)	1,874,192	1,835,479
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.415% 1/25/35 (g)	359,087	322,975
Series 2005-2 Class 1A1, 3.385% 3/25/35 (g)	722,509	697,414
Series 2005-5 Class 1A1, 3.355% 7/25/35 (g)	641,134	565,794
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3545% 2/25/37 (g)	$ 142,595	$ 141,860
Class 5A1, 4.1695% 2/25/37 (g)	1,198,848	1,179,268
Series 2007-A2:
Class 2A1, 4.2363% 7/25/37 (g)	674,337	665,734
Class 3A1, 4.5583% 7/25/37 (g)	4,803,218	4,786,215
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.3825% 8/25/34 (g)	3,155,137	3,155,035
Class A4, 4.4074% 8/25/34 (g)	2,008,872	1,983,775
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	430,284	429,433
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.535% 1/25/34 (g)	125,952	120,128
Series 2004-2 Class 7A3, 3.535% 2/25/35 (g)	285,687	271,447
Series 2004-4 Class 5A2, 3.535% 3/25/35 (g)	99,899	94,045
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 3.875% 5/25/34 (g)	50,985	48,774
Series 2004-AR5 Class 11A2, 3.875% 6/25/34 (g)	57,270	55,383
Series 2004-AR8 Class 8A2, 3.515% 9/25/34 (g)	79,376	72,576
Series 2007-AR7 Class 2A1, 4.6214% 11/25/34 (g)	733,961	725,621
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 3.14% 12/20/54 (g)	930,000	866,574
Series 2006-1A Class C2, 3.3% 12/20/54 (c)(g)	1,100,000	672,100
Series 2006-2 Class C1, 4.3638% 12/20/54 (g)	2,575,000	1,537,790
GSR Mortgage Loan Trust:
Series 2006-AR2 Class 4A1, 5.8396% 4/25/36 (g)	3,812,228	3,771,074
Series 2007-AR2 Class 2A1, 4.8351% 4/25/35 (g)	749,761	742,200
Holmes Financing No. 8 PLC floater Series 8 Class 4A2, 4.3975% 7/15/40 (g)	3,175,000	3,145,521
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.585% 10/25/34 (g)	603,304	540,650
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 3.915% 10/25/34 (g)	157,384	145,475
Series 2004-9:
Class M2, 4.11% 1/25/35 (g)	165,960	129,943
Class M3, 4.185% 1/25/35 (g)	123,025	89,333
Class M4, 4.71% 1/25/35 (g)	62,751	43,056
Series 2005-1:
Class M1, 3.595% 4/25/35 (g)	225,378	186,613
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-1:
Class M2, 3.635% 4/25/35 (g)	$ 388,777	$ 299,984
Class M3, 3.665% 4/25/35 (g)	95,785	69,038
JPMorgan Mortgage Trust:
Series 2005-A8 Class 2A3, 4.9486% 11/25/35 (g)	400,000	393,264
Series 2006-A2 Class 5A1, 3.7549% 11/25/33 (g)	3,688,523	3,691,184
Series 2006-A3 Class 6A1, 3.7669% 8/25/34 (g)	1,180,990	1,157,658
Series 2006-A4 Class 1A1, 5.8178% 6/25/36 (g)	236,624	237,172
Series 2007-A1:
Class 3A2, 5.0039% 7/25/35 (g)	3,074,822	3,045,624
Class 7A3, 5.3004% 7/25/35 (g)	4,990,000	4,787,587
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.51% 9/26/45 (c)(g)	415,867	414,191
Lehman XS Trust floater Series 2006-GP1 Class A1, 3.225% 5/25/46 (g)	1,065,521	1,048,283
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 3.405% 3/25/35 (g)	116,587	114,271
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	201,869	204,203
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2421% 8/25/17 (g)	707,173	751,326
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 3.525% 3/25/28 (g)	464,764	446,195
Series 2003-F Class A2, 5.7713% 10/25/28 (g)	576,618	549,838
Series 2004-B Class A2, 5.125% 6/25/29 (g)	634,333	622,299
Series 2004-C Class A2, 5.155% 7/25/29 (g)	477,777	471,912
Series 2004-D Class A2, 5.455% 9/25/29 (g)	450,667	420,984
MortgageIT Trust floater Series 2004-2:
Class A1, 3.505% 12/25/34 (g)	567,657	529,788
Class A2, 3.585% 12/25/34 (g)	767,388	725,884
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.425% 7/25/35 (g)	1,342,020	1,077,373
Permanent Financing No. 4 PLC Class 3C, 5.9463% 6/10/42 (g)	1,215,000	1,130,315
Permanent Financing No. 5 PLC floater Series 3 Class C, 5.9463% 6/10/42 (g)	1,935,000	1,780,200
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.9019% 10/25/35 (g)	1,365,996	1,336,403
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	502,258	473,328
Series 2005-AR5 Class 1A1, 4.7811% 9/19/35 (g)	525,714	516,059
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	$ 325,624	$ 296,572
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (c)	1,370,000	1,332,325
Class E, 6.706% 11/15/35 (c)	365,000	350,742
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.1413% 9/20/33 (g)	163,570	163,582
Series 2004-3 Class A, 4.0613% 5/20/34 (g)	386,377	379,015
Series 2004-4 Class A, 4.0713% 5/20/34 (g)	328,602	319,113
Series 2004-5 Class A3, 4.0913% 6/20/34 (g)	383,151	381,601
Series 2004-6 Class A3A, 5.1225% 6/20/35 (g)	249,284	235,690
Series 2004-7 Class A3A, 4.1363% 8/20/34 (g)	339,679	315,231
Series 2004-8 Class A2, 3.35% 9/20/34 (g)	463,440	459,249
Series 2005-1 Class A2, 4.0613% 2/20/35 (g)	414,744	365,894
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 3.335% 6/25/35 (g)	306,145	279,888
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.535% 9/25/33 (c)(g)	173,183	159,632
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.17% 10/20/35 (g)	320,000	316,287
WaMu Mortgage pass-thru certificates:
sequential payer:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	143,858	155,232
Series 2004-RA2 Class 2A, 7% 7/25/33	193,544	200,983
Series 2003-AR10 Class A7, 4.0552% 10/25/33 (g)	920,000	907,252
Series 2004-AR7 Class A6, 3.9391% 7/25/34 (g)	335,000	336,689
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR13 Class A4, 5.7606% 9/25/36 (g)	1,365,000	1,349,112
Series 2003-14 Class 1A1, 4.75% 12/25/18	1,271,506	1,276,672
Series 2005-AR12 Class 2A6, 4.334% 7/25/35 (g)	186,198	183,552
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	3,924,064	3,868,974
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (g)	366,779	366,522
Series 2005-AR4 Class 2A2, 4.523% 4/25/35 (g)	6,636,339	6,544,592
Series 2006-AR8 Class 2A6, 5.2395% 4/25/36 (g)	3,295,000	3,266,472
TOTAL PRIVATE SPONSOR		89,024,878
U.S. Government Agency - 2.9%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	779,663	809,684
Series 1994-30 Class JA, 5% 7/25/23	118,688	118,328
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae planned amortization class: - continued
Series 2006-64 Class PA, 5.5% 2/25/30	$ 4,616,351	$ 4,763,428
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	5,983,816	6,171,016
Series 2006-54 Class PE, 6% 2/25/33	1,923,500	1,992,361
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,165,541	1,206,056
Series 2003-76 Class BA, 4.5% 3/25/18	2,974,609	3,012,158
Series 2004-3 Class BA, 4% 7/25/17	124,152	124,828
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	522,888	544,130
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	1,694,644	1,757,907
Series 2625 Class QX, 2.25% 3/15/22	22,069	22,034
Series 2640 Class QG, 2% 4/15/22	61,645	61,296
Series 2690 Class PD, 5% 2/15/27	2,980,000	3,033,137
Series 2755 Class LC, 4% 6/15/27	2,225,000	2,239,103
Series 2901 Class UM, 4.5% 1/15/30	4,124,110	4,172,274
sequential payer:
Series 2523 Class JB, 5% 6/15/15	306,430	305,969
Series 2609 Class UJ, 6% 2/15/17	1,161,950	1,215,389
Series 2635 Class DG, 4.5% 1/15/18	3,416,189	3,463,403
Series 2780 Class A, 4% 12/15/14	2,909,615	2,921,785
Series 2786 Class GA, 4% 8/15/17	1,436,794	1,445,563
Series 2970 Class YA, 5% 9/15/18	1,198,268	1,221,320
Series 1803 Class A, 6% 12/15/08	103,249	103,399
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	157,593	159,861
TOTAL U.S. GOVERNMENT AGENCY		40,864,429
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $131,901,970)		129,889,307
Commercial Mortgage Securities - 6.6%
	Principal Amount	Value
280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9948% 2/3/11 (c)(g)(i)	$ 14,788,311	$ 393,864
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5974% 2/14/43 (g)(i)	5,020,894	220,624
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-5 Class A1, 5.185% 7/10/11	632,082	625,119
Series 2007-2 Class A1, 5.421% 1/10/12	1,018,205	1,006,615
Series 2007-3 Class A1, 5.659% 6/10/49 (g)	1,393,561	1,376,686
Series 2006-6 Class XP, 0.6029% 10/10/45 (g)(i)	34,132,052	645,703
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 2.0092% 7/11/43 (c)(g)(i)	5,831,497	180,632
Series 2004-6 Class XP, 0.6875% 12/10/42 (g)(i)	12,204,654	174,568
Series 2005-4 Class XP, 0.3367% 7/10/45 (g)(i)	16,486,950	123,054
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class K, 5.7213% 11/15/15 (c)(g)	150,612	149,818
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 3.715% 12/25/33 (c)(g)	1,250,901	1,182,282
Series 2004-1:
Class A, 3.495% 4/25/34 (c)(g)	550,637	525,170
Class B, 5.035% 4/25/34 (c)(g)	68,830	53,064
Class M1, 3.695% 4/25/34 (c)(g)	34,415	31,656
Class M2, 4.335% 4/25/34 (c)(g)	34,415	30,581
Series 2004-2:
Class A, 3.565% 8/25/34 (c)(g)	608,261	580,512
Class M1, 3.715% 8/25/34 (c)(g)	196,149	180,028
Series 2004-3:
Class A1, 3.505% 1/25/35 (c)(g)	724,141	688,615
Class A2, 3.555% 1/25/35 (c)(g)	113,147	106,147
Series 2005-4A:
Class A2, 3.525% 1/25/36 (c)(g)	1,220,588	1,102,349
Class B1, 4.535% 1/25/36 (c)(g)	76,287	49,610
Class M1, 3.585% 1/25/36 (c)(g)	381,434	330,058
Class M2, 3.605% 1/25/36 (c)(g)	152,573	129,259
Class M3, 3.635% 1/25/36 (c)(g)	152,573	126,636
Class M4, 3.745% 1/25/36 (c)(g)	76,287	61,661
Class M5, 3.785% 1/25/36 (c)(g)	76,287	59,873
Class M6, 3.835% 1/25/36 (c)(g)	76,287	57,620
Series 2007-1:
Class A2, 3.405% 3/25/37 (c)(g)	473,223	424,718
Class B1, 3.805% 3/25/37 (c)(g)	150,370	94,640
Class B2, 4.285% 3/25/37 (c)(g)	110,566	66,824
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class B3, 6.485% 3/25/37 (c)(g)	$ 309,585	$ 201,763
Class M1, 3.405% 3/25/37 (c)(g)	128,257	109,980
Class M2, 3.425% 3/25/37 (c)(g)	97,298	81,685
Class M3, 3.455% 3/27/37 (c)(g)	84,030	69,128
Class M4, 3.505% 3/25/37 (c)(g)	61,917	49,456
Class M5, 3.555% 3/25/37 (c)(g)	106,143	82,394
Class M6, 3.635% 3/25/37 (c)(g)	145,947	109,278
Series 2007-3:
Class B1, 4.085% 7/25/37 (c)(g)	108,127	73,959
Class B2, 4.735% 7/25/37 (c)(g)	279,328	181,563
Class B3, 7.135% 7/25/37 (c)(g)	144,169	89,024
Class M1, 3.445% 7/25/37 (c)(g)	94,611	70,958
Class M2, 3.475% 7/25/37 (c)(g)	99,116	72,355
Class M3, 3.505% 7/25/37 (c)(g)	162,190	160,366
Class M4, 3.635% 7/25/37 (c)(g)	256,801	252,949
Class M5, 3.735% 7/25/37 (c)(g)	126,148	94,611
Class M6, 3.935% 7/25/37 (c)(g)	99,116	64,426
Series 2007-4A:
Class A2, 3.685% 9/25/37 (c)(g)	936,414	889,031
Class B1, 5.685% 9/25/37 (c)(g)	140,705	95,129
Class B2, 6.585% 9/25/37 (c)(g)	533,707	352,412
Class M1, 4.085% 9/25/37 (c)(g)	131,001	115,342
Class M2, 4.185% 9/25/37 (c)(g)	131,001	111,944
Class M4, 4.735% 9/25/37 (c)(g)	349,336	290,441
Class M5, 4.885% 9/25/37 (c)(g)	349,336	286,399
Class M6, 5.085% 9/25/37 (c)(g)	349,336	274,501
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(i)	6,054,659	180,429
Series 2006-2A Class IO, 0.8495% 7/25/36 (c)(i)	15,097,285	1,281,759
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	625,000	641,547
Series 2007-PW17 Class A1, 5.282% 6/11/50	1,792,306	1,764,239
Series 2002-TOP8 Class X2, 2.2884% 8/15/38 (c)(g)(i)	6,423,473	306,270
Series 2003-PWR2 Class X2, 0.6288% 5/11/39 (c)(g)(i)	17,248,594	249,494
Series 2004-PWR6 Class X2, 0.8078% 11/11/41 (c)(g)(i)	6,942,356	162,764
Series 2005-PWR9 Class X2, 0.5514% 9/11/42 (c)(g)(i)	45,738,578	701,676
Series 2007-T28 Class A1, 5.422% 9/11/42	768,730	759,613
Commercial Mortgage Securities - continued
	Principal Amount	Value
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0423% 5/15/35 (c)(g)(i)	$ 40,992,997	$ 1,892,393
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (c)	985,000	969,050
Series 2004-C2 Class XP, 0.9183% 10/15/41 (c)(g)(i)	8,742,139	236,665
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3 Class X3, 0.626% 10/15/48 (g)(i)	63,554,180	1,285,854
Series 2007-CD4 Class A1, 4.977% 12/11/49	1,422,012	1,394,165
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (g)	766,037	750,428
COMM pass-thru certificates:
floater Series 2007-FL14 Class F, 3.6213% 6/15/22 (c)(g)	942,102	797,842
Series 2004-LBN2 Class X2, 1.0925% 3/10/39 (c)(g)(i)	2,853,906	53,949
Series 2005-LP5 Class XP, 0.5304% 5/10/43 (g)(i)	16,639,663	164,235
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	638,122	644,707
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.8688% 12/15/39 (g)(i)	47,166,271	1,443,491
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A2, 3.516% 1/15/37	2,258,123	2,235,063
Series 2001-CK6 Class AX, 0.645% 9/15/18 (i)	17,364,139	427,239
Series 2003-C3 Class ASP, 1.8105% 5/15/38 (c)(g)(i)	18,132,597	586,301
Series 2004-C1 Class ASP, 0.949% 1/15/37 (c)(g)(i)	14,190,495	283,831
Series 2005-C1 Class ASP, 0.5357% 2/15/38 (c)(g)(i)	18,334,123	198,289
Series 2005-C2 Class ASP, 0.74% 4/15/37 (c)(g)(i)	14,700,282	273,189
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	1,717,926	1,786,081
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,367,114
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.6691% 5/15/33 (c)(g)(i)	10,606,922	297,919
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.4977% 9/13/28 (c)(g)	1,490,000	1,484,049
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36	735,000	682,007
Commercial Mortgage Securities - continued
	Principal Amount	Value
Global Signal Trust III Series 2006-1: - continued
Class C, 5.707% 2/15/36	$ 910,000	$ 882,245
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	4,597,970	4,544,360
Series 2004-C3 Class X2, 0.8335% 12/10/41 (g)(i)	10,927,129	188,423
Series 2006-C1 Class XP, 0.3098% 11/10/45 (g)(i)	21,944,703	156,433
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 1.1233% 1/5/36 (c)(g)(i)	16,862,938	375,377
Series 2005-GG3 Class XP, 0.9644% 8/10/42 (c)(g)(i)	51,486,674	1,054,854
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (c)(i)	98,860,000	1,689,320
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 4.86% 3/1/20 (c)(g)	720,000	666,000
Class D, 4.91% 3/1/20 (c)(g)	215,000	204,255
Class E, 4.98% 3/1/20 (c)(g)	360,000	331,200
Class F, 5.02% 3/1/20 (c)(g)	180,000	164,700
Class G, 5.06% 3/1/20 (c)(g)	90,000	85,832
Class H, 5.19% 3/1/20 (c)(g)	150,000	135,750
Class J, 5.39% 3/1/20 (c)(g)	215,000	193,500
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (c)	382,754	405,403
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	1,275,000	1,415,190
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (c)	201,270	206,668
Class B, 7.3% 8/3/15 (c)	505,000	530,427
Class D, 7.97% 8/3/15 (c)	425,000	449,676
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer:
Series 2001-C1 Class A2, 5.464% 10/12/35	1,211,979	1,212,843
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (g)	1,177,370	1,164,256
Series 2002-C3 Class X2, 1.1412% 7/12/35 (c)(g)(i)	5,073,401	90,334
Series 2003-CB7 Class X2, 0.893% 1/12/38 (c)(g)(i)	3,434,612	63,293
Series 2003-LN1 Class X2, 0.7758% 10/15/37 (c)(g)(i)	21,117,898	319,959
Series 2004-C1 Class X2, 1.1548% 1/15/38 (c)(g)(i)	3,281,380	79,151
Series 2004-CB8 Class X2, 1.2755% 1/12/39 (c)(g)(i)	4,500,943	111,662
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB Commercial Conduit Mortgage Trust sequential payer:
Series 1998-C4 Class A1B, 6.21% 10/15/35	$ 2,334,236	$ 2,336,008
Series 1999-C1 Class A2, 6.78% 6/15/31	2,467,746	2,493,459
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	745,930	739,708
Series 2006-C7 Class A1, 5.279% 11/15/38	355,874	353,245
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	499,858	496,608
Series 2007-C2 Class A1, 5.226% 2/15/40	439,429	434,866
Series 2002-C4 Class XCP, 1.6138% 10/15/35 (c)(g)(i)	10,258,484	214,186
Series 2002-C7 Class XCP, 1.1504% 1/15/36 (c)(g)(i)	7,619,392	129,274
Series 2003-C1 Class XCP, 1.3878% 12/15/36 (c)(g)(i)	4,200,213	106,268
Series 2004-C2 Class XCP, 1.2917% 3/1/36 (c)(g)(i)	10,074,481	208,700
Series 2004-C6 Class XCP, 0.8437% 8/15/36 (c)(g)(i)	14,091,741	209,579
Series 2005-C7 Class XCP, 0.3686% 11/15/40 (g)(i)	84,063,748	644,113
Series 2006-C1 Class XCP, 0.5192% 2/15/41 (g)(i)	58,930,010	850,855
Series 2006-C6 Class XCP, 0.826% 9/15/39 (g)(i)	27,698,159	774,302
Series 2007-C1 Class XCP, 0.6553% 2/15/40 (g)(i)	10,776,736	246,474
Series 2007-C2 Class XCP, 0.5028% 2/17/40 (g)(i)	50,750,000	1,242,796
LB-UBS Westfield Trust:
Series 2001-WM Class X, 0.7818% 7/14/16 (c)(g)(i)	11,989,963	198,470
Series 2001-WM, 6.754% 7/14/16 (c)	1,085,000	1,130,950
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 5.1775% 12/16/14 (c)(g)	1,420,000	1,378,718
Class K1, 5.6775% 12/16/14 (c)(g)	730,000	672,654
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	1,875,693	1,911,107
Series 2002-MW1 Class XP, 1.7725% 7/12/34 (c)(g)(i)	4,320,120	85,804
Series 2005-MCP1 Class XP, 0.731% 6/12/43 (g)(i)	14,028,138	311,141
Series 2005-MKB2 Class XP, 0.4237% 9/12/42 (g)(i)	6,980,918	62,181
Merrill Lynch-CFC Commercial Mortgage Trust:
Series 2006-4 Class XP, 0.8793% 12/12/49 (g)(i)	21,951,726	646,740
Series 2007-6 Class A1, 5.175% 3/12/51	533,327	527,180
Series 2007-8 Class A1, 4.622% 8/12/49	803,425	779,055
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
sequential payer:
Series 2003-IQ5 Class X2, 0.9328% 4/15/38 (c)(g)(i)	$ 6,435,688	$ 163,503
Series 2006-HQ8 Class A1, 5.124% 3/12/44	323,774	321,931
Series 2006-T23 Class A1, 5.682% 8/12/41	597,062	597,294
Series 2007-HQ11 Class A1, 5.246% 2/20/44	829,927	819,300
Series 2007-IQ14 Class A1, 5.38% 4/15/49	1,752,755	1,726,173
Series 2003-IQ6 Class X2, 0.7148% 12/15/41 (c)(g)(i)	13,194,419	250,897
Series 2005-HQ5 Class X2, 0.4909% 1/14/42 (g)(i)	15,842,455	136,581
Series 2005-IQ9 Class X2, 1.1687% 7/15/56 (c)(g)(i)	13,924,840	453,792
Series 2005-TOP17 Class X2, 0.76% 12/13/41 (g)(i)	9,898,509	224,810
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.5482% 3/12/35 (c)(g)(i)	10,748,809	362,200
Series 2003-TOP9 Class X2, 1.6343% 11/13/36 (c)(g)(i)	6,387,240	217,474
NationsLink Funding Corp. Series 1999-1 Class C, 6.571% 1/20/31	1,080,000	1,086,395
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.615% 3/24/18 (c)(g)	576,041	547,239
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (c)	572,633	572,016
Class E3, 7.253% 3/15/13 (c)	842,203	841,040
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	3,919,013	3,840,976
Series 2007-C30 Class A1, 5.031% 12/15/43	788,811	776,809
Series 2007-C31 Class A1, 5.14% 4/15/47	547,003	539,928
Series 2004-C14 Class PP, 5.3117% 8/15/41 (c)(g)	1,537,328	1,334,283
Series 2005-C18 Class XP, 0.5015% 4/15/42 (g)(i)	21,247,406	253,125
Series 2006-C23 Class X, 0.2424% 1/15/45 (c)(g)(i)	273,983,001	1,534,497
Series 2006-C24 Class XP, 0.246% 3/15/45 (c)(g)(i)	45,786,546	258,232
Series 2007-C30 Class XP, 0.6265% 12/15/43 (c)(g)(i)	52,484,057	1,134,149
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $97,775,705)		94,156,928
Municipal Securities - 0.5%
	Principal Amount	Value
Georgia Gen. Oblig. Series 2000 D, 5.75% 10/1/13 (Pre-Refunded to 10/1/10 @ 100) (j)	$ 4,120,000	$ 4,411,037
Utah Gen. Oblig. Series A, 5% 7/1/10	3,110,000	3,263,385
TOTAL MUNICIPAL SECURITIES (Cost $7,599,401)		7,674,422
Fixed-Income Funds - 9.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	178,190	16,024,610
Fidelity Corporate Bond 1-5 Year Central Fund (h)	123,658	12,482,077
Fidelity Ultra-Short Central Fund (h)	1,174,137	100,729,213
TOTAL FIXED-INCOME FUNDS (Cost $146,765,236)		129,235,900
Cash Equivalents - 28.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	$ 75,587,015	75,567,000
(Collateralized by U.S. Government Obligations) # (a)	328,195,949	328,109,000
TOTAL CASH EQUIVALENTS (Cost $403,676,000)		403,676,000
TOTAL INVESTMENT PORTFOLIO - 125.2% (Cost $1,798,513,960)		1,778,280,871
NET OTHER ASSETS - (25.2)%		(358,365,023)
NET ASSETS - 100%		$ 1,419,915,848
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
206 Eurodollar 90 Day Index Contracts	March 2008	$ 204,552,850	$ 1,080,797
206 Eurodollar 90 Day Index Contracts	June 2008	204,784,600	1,112,490
264 Eurodollar 90 Day Index Contracts	Sept. 2008	262,538,100	1,385,344
213 Eurodollar 90 Day Index Contracts	Dec. 2008	211,823,175	1,042,323
149 Eurodollar 90 Day Index Contracts	March 2009	148,154,425	526,829
43 Eurodollar 90 Day Index Contracts	June 2009	42,740,388	113,241
43 Eurodollar 90 Day Index Contracts	Sept. 2009	42,718,350	105,703
TOTAL EURODOLLAR CONTRACTS			5,366,727
Sold
Eurodollar Contracts
15 Eurodollar 90 Day Index Contracts	Dec. 2009	14,892,563	(96,073)
15 Eurodollar 90 Day Index Contracts	March 2010	14,884,125	(88,185)
72 Eurodollar 90 Day Index Contracts	June 2010	71,403,300	(177,588)
72 Eurodollar 90 Day Index Contracts	Sept. 2010	71,365,500	(156,063)
72 Eurodollar 90 Day Index Contracts	Dec. 2010	71,331,300	(139,213)
63 Eurodollar 90 Day Index Contracts	March 2011	62,390,475	(87,102)
TOTAL EURODOLLAR CONTRACTS			(744,224)
			$ 4,622,503
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 362,000	$ (83,199)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	142,860	(37,450)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.8763% 11/25/34	Dec. 2034	181,281	(82,509)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.635% 8/25/34	Sept. 2034	105,811	(47,334)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	155,658	(44,725)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	221,528	(23,827)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	362,000	(136,550)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 362,000	$ (48,105)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	330,000	(176,849)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	362,000	(193,781)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	31,876	(27,078)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	107,663	(33,854)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	48,185	(40,311)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	283,066	(193,924)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.25% 7/25/36

	August 2036	$ 2,500,000	$ (2,235,471)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 2006-8 Class M9, 7.17% 9/25/36	Oct. 2036	2,500,000	(2,220,245)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	362,000	(126,638)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,000,000	(1,272)
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	2,675,000	(52,198)
Receive quarterly notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	1,100,000	(42,661)
Receive quarterly notional amount multiplied by .54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	1,055,000	(39,092)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	2,600,000	(68,875)
TOTAL CREDIT DEFAULT SWAPS		16,847,928	(5,955,948)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	May 2008	$ 8,280,000	$ (350,896)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	April 2008	13,200,000	(505,923)
TOTAL TOTAL RETURN SWAPS		21,480,000	(856,819)
		$ 38,327,928	$ (6,812,767)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $120,250,097 or 8.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,084,688.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $6,593,526.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at
advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Security collateralized by an amount sufficient to pay interest and principal.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,199,493 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,431,423
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$75,567,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 3,077,290
Banc of America Securities LLC	4,921,569
Bank of America, NA	7,385,496
Barclays Capital, Inc.	36,819,015
ING Financial Markets LLC	7,669,451
J.P. Morgan Securities, Inc.	2,461,832
Societe Generale, New York Branch	6,462,309
UBS Securities LLC	6,154,580
WestLB AG	615,458
$ 75,567,000
$328,109,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 186,902,648
Bank of America, NA	116,814,155
Barclays Capital, Inc.	24,392,197
$ 328,109,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 424,636
Fidelity Corporate Bond 1-5 Year Central Fund	550,642
Fidelity Ultra-Short Central Fund	2,989,056
Total	$ 3,964,334
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 16,569,600	$ 424,636	$ -	$ 16,024,610	0.8%
Fidelity Corporate Bond 1-5 Year Central Fund	21,521,310	550,642	10,006,001	12,482,077	1.9%
Fidelity Ultra-Short Central Fund	118,673,581	297,825	7,312,709	100,729,213	1.4%
Total	$ 156,764,491	$ 1,273,103	$ 17,318,710	$ 129,235,900
Income Tax Information

At August 31, 2007, the fund had a capital loss carryforward of approximately $15,914,126 of which $3,743,962, $6,438,298, $4,621,616 and $1,110,250 will expire on August 31, 2008, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in securities, at value (including securities loaned of $318,746,140 and repurchase agreements of $403,676,000) - See accompanying schedule: Unaffiliated issuers (cost $1,651,748,724)	$ 1,649,044,971
Fidelity Central Funds (cost $146,765,236)	129,235,900
Total Investments (cost $1,798,513,960)		$ 1,778,280,871
Cash		2,114
Receivable for investments sold		2,326,519
Receivable for swap agreements		23,350
Receivable for fund shares sold		1,497,546
Interest receivable		10,822,380
Distributions receivable from Fidelity Central Funds		465,130
Receivable for daily variation on futures contracts		292,613
Prepaid expenses		3,673
Total assets		1,793,714,196

Liabilities
Payable for investments purchased Regular delivery	$ 129,129
Delayed delivery	34,319,436
Payable for fund shares redeemed	2,916,000
Distributions payable	528,636
Swap agreements, at value	6,812,767
Accrued management fee	373,065
Distribution fees payable	223,512
Other affiliated payables	295,013
Other payables and accrued expenses	91,790
Collateral on securities loaned, at value	328,109,000
Total liabilities		373,798,348

Net Assets		$ 1,419,915,848
Net Assets consist of:
Paid in capital		$ 1,468,146,671
Distributions in excess of net investment income		(672,815)
Accumulated undistributed net realized gain (loss) on investments		(25,134,655)
Net unrealized appreciation (depreciation) on investments		(22,423,353)
Net Assets		$ 1,419,915,848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 29, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($413,068,333 ÷ 44,717,982 shares)	$ 9.24

Maximum offering price per share (100/98.50 of $9.24)	$ 9.38
Class T: Net Asset Value and redemption price per share ($491,534,772 ÷ 53,174,235 shares)	$ 9.24

Maximum offering price per share (100/98.50 of $9.24)	$ 9.38
Class B: Net Asset Value and offering price per share ($15,944,186 ÷ 1,723,040 shares)A	$ 9.25

Class C: Net Asset Value and offering price per share ($116,866,001 ÷ 12,638,593 shares)A	$ 9.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($382,502,556 ÷ 41,382,191 shares)	$ 9.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2008

Investment Income
Dividends		$ 55,414
Interest		32,962,197
Income from Fidelity Central Funds		3,964,334
Total income		36,981,945

Expenses
Management fee	$ 2,261,664
Transfer agent fees	1,548,160
Distribution fees	1,379,306
Accounting and security lending fees	250,759
Custodian fees and expenses	26,999
Independent trustees' compensation	2,966
Registration fees	63,315
Audit	64,831
Legal	3,946
Miscellaneous	5,115
Total expenses before reductions	5,607,061
Expense reductions	(19,024)	5,588,037
Net investment income		31,393,908
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(545,508)
Fidelity Central Funds	(817,671)
Futures contracts	(342,961)
Swap agreements	(6,736,959)
Total net realized gain (loss)		(8,443,099)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,080,396)
Futures contracts	4,606,516
Swap agreements	3,328,114
Total change in net unrealized appreciation (depreciation)		5,854,234
Net gain (loss)		(2,588,865)
Net increase (decrease) in net assets resulting from operations		$ 28,805,043

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 31,393,908	$ 59,443,592
Net realized gain (loss)	(8,443,099)	(5,074,384)
Change in net unrealized appreciation (depreciation)	5,854,234	(19,052,107)
Net increase (decrease) in net assets resulting from operations	28,805,043	35,317,101
Distributions to shareholders from net investment income	(31,095,531)	(57,472,140)
Share transactions - net increase (decrease)	(17,326,622)	157,600,679
Total increase (decrease) in net assets	(19,617,110)	135,445,640

Net Assets
Beginning of period	1,439,532,958	1,304,087,318
End of period (including distributions in excess of net investment income of $672,815 and distributions in excess of net investment income of $971,192, respectively)	$ 1,419,915,848	$ 1,439,532,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 9.39	$ 9.39	$ 9.60	$ 9.55	$ 9.44	$ 9.49
Income from Investment Operations
Net investment income E	.203	.414	.305	.281	.202	.261	.381
Net realized and unrealized gain (loss)	(.012)	(.154)	.002	(.204)	.040	.128	(.034)
Total from investment operations	.191	.260	.307	.077	.242	.389	.347
Distributions from net investment income	(.201)	(.400)	(.307)	(.279)	(.192)	(.279)	(.397)
Distributions from net realized gain	-	-	-	(.008)	-	-	-
Total distributions	(.201)	(.400)	(.307)	(.287)	(.192)	(.279)	(.397)
Net asset value, end of period	$ 9.24	$ 9.25	$ 9.39	$ 9.39	$ 9.60	$ 9.55	$ 9.44
Total Return B, C, D	2.08%	2.79%	3.33%	.81%	2.56%	4.16%	3.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.78%	.78% A	.85%	.87%	.81%	.80%
Expenses net of fee waivers, if any	.78% A	.78%	.78% A	.85%	.87%	.81%	.80%
Expenses net of all reductions	.78% A	.77%	.78% A	.85%	.87%	.81%	.80%
Net investment income	4.40% A	4.41%	3.91% A	2.96%	2.13%	2.74%	4.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 413,068	$ 412,412	$ 377,221	$ 369,512	$ 357,760	$ 186,290	$ 106,018
Portfolio turnover rate G	80% A	91% K	55% A	94%	87%	102%	111%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50
Income from Investment Operations
Net investment income E	.204	.417	.308	.284	.207	.261	.381
Net realized and unrealized gain (loss)	(.022)	(.154)	.002	(.194)	.038	.118	(.036)
Total from investment operations	.182	.263	.310	.090	.245	.379	.345
Distributions from net investment income	(.202)	(.403)	(.310)	(.282)	(.195)	(.279)	(.395)
Distributions from net realized gain	-	-	-	(.008)	-	-	-
Total distributions	(.202)	(.403)	(.310)	(.290)	(.195)	(.279)	(.395)
Net asset value, end of period	$ 9.24	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45
Total Return B, C, D	1.98%	2.82%	3.36%	.95%	2.59%	4.04%	3.75%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.75%	.74% A	.81%	.83%	.82%	.82%
Expenses net of fee waivers, if any	.75% A	.75%	.74% A	.81%	.83%	.82%	.82%
Expenses net of all reductions	.75% A	.75%	.74% A	.81%	.83%	.82%	.82%
Net investment income	4.43% A	4.44%	3.95% A	2.99%	2.16%	2.73%	4.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 491,535	$ 516,227	$ 514,917	$ 544,662	$ 517,440	$ 468,931	$ 388,495
Portfolio turnover rate G	80% A	91% K	55% A	94%	87%	102%	111%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 H	2005 K	2004 K	2003 K	2002 I, K
Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 9.41	$ 9.41	$ 9.61	$ 9.56	$ 9.46	$ 9.43
Income from Investment Operations
Net investment income E	.168	.344	.247	.210	.130	.183	.281
Net realized and unrealized gain (loss)	(.023)	(.155)	.002	(.194)	.038	.120	(.234)
Total from investment operations	.145	.189	.249	.016	.168	.303	.047
Distributions from net investment income	(.165)	(.329)	(.249)	(.208)	(.118)	(.203)	(.017)
Distributions from net realized gain	-	-	-	(.008)	-	-	-
Total distributions	(.165)	(.329)	(.249)	(.216)	(.118)	(.203)	(.017)
Net asset value, end of period	$ 9.25	$ 9.27	$ 9.41	$ 9.41	$ 9.61	$ 9.56	$ 9.46
Total Return B, C, D	1.58%	2.01%	2.68%	.17%	1.77%	3.23%	.50%
Ratios to Average Net Assets F, J
Expenses before reductions	1.55% A	1.54%	1.54% A	1.61%	1.63%	1.61%	1.86% A
Expenses net of fee waivers, if any	1.55% A	1.54%	1.54% A	1.60%	1.63%	1.61%	1.65% A
Expenses net of all reductions	1.55% A	1.53%	1.53% A	1.60%	1.63%	1.61%	1.65% A
Net investment income	3.63% A	3.65%	3.15% A	2.21%	1.36%	1.94%	3.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,944	$ 19,895	$ 30,678	$ 39,190	$ 53,502	$ 49,353	$ 3,811
Portfolio turnover rate G	80% A	91% L	55% A	94%	87%	102%	111%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I For the period October 9, 2002 (commencement of sale of shares) to October 31, 2002. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended October 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 H	2005 J	2004 J	2003 J	2002 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.40	$ 9.40	$ 9.61	$ 9.55	$ 9.45	$ 9.50
Income from Investment Operations
Net investment income E	.166	.340	.244	.206	.129	.182	.304
Net realized and unrealized gain (loss)	(.012)	(.155)	.002	(.204)	.048	.118	(.037)
Total from investment operations	.154	.185	.246	.002	.177	.300	.267
Distributions from net investment income	(.164)	(.325)	(.246)	(.204)	(.117)	(.200)	(.317)
Distributions from net realized gain	-	-	-	(.008)	-	-	-
Total distributions	(.164)	(.325)	(.246)	(.212)	(.117)	(.200)	(.317)
Net asset value, end of period	$ 9.25	$ 9.26	$ 9.40	$ 9.40	$ 9.61	$ 9.55	$ 9.45
Total Return B, C, D	1.67%	1.98%	2.65%	.02%	1.86%	3.19%	2.90%
Ratios to Average Net Assets F, I
Expenses before reductions	1.58% A	1.57%	1.58% A	1.64%	1.65%	1.64%	1.64%
Expenses net of fee waivers, if any	1.58% A	1.57%	1.58% A	1.64%	1.65%	1.64%	1.64%
Expenses net of all reductions	1.58% A	1.57%	1.57% A	1.64%	1.65%	1.64%	1.63%
Net investment income	3.60% A	3.62%	3.12% A	2.16%	1.34%	1.91%	3.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,866	$ 129,105	$ 156,364	$ 194,992	$ 273,166	$ 359,779	$ 283,046
Portfolio turnover rate G	80% A	91% K	55% A	94%	87%	102%	111%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 G	2005 I	2004 I	2003 I	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50
Income from Investment Operations
Net investment income D	.214	.435	.321	.301	.225	.278	.397
Net realized and unrealized gain (loss)	(.022)	(.154)	.003	(.194)	.038	.119	(.043)
Total from investment operations	.192	.281	.324	.107	.263	.397	.363
Distributions from net investment income	(.212)	(.421)	(.324)	(.299)	(.213)	(.297)	(.413)
Distributions from net realized gain	-	-	-	(.008)	-	-	-
Total distributions	(.212)	(.421)	(.324)	(.307)	(.213)	(.297)	(.413)
Net asset value, end of period	$ 9.24	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55	$ 9.45
Total Return B, C	2.09%	3.02%	3.51%	1.14%	2.78%	4.24%	3.95%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.55%	.57% A	.63%	.64%	.63%	.64%
Expenses net of fee waivers, if any	.54% A	.55%	.57% A	.63%	.64%	.63%	.64%
Expenses net of all reductions	.54% A	.55%	.57% A	.63%	.64%	.63%	.63%
Net investment income	4.64% A	4.64%	4.12% A	3.18%	2.35%	2.92%	4.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 382,503	$ 361,894	$ 224,908	$ 151,257	$ 98,505	$ 91,138	$ 65,330
Portfolio turnover rate F	80% A	91% J	55% A	94%	87%	102%	111%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds,

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2. Investments in Fidelity Central Funds - continued

which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 25,414,951
Unrealized depreciation	(44,380,664)
Net unrealized appreciation (depreciation)	$ (18,965,713)
Cost for federal income tax purposes	$ 1,797,246,584

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3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

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Notes to Financial Statements - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

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4. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap.

The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $76,016,973 and $185,110,010, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 310,652	$ -
Class T	0%	.15%	385,075	-
Class B	.65%	.25%	79,556	57,457
Class C	.75%	.25%	604,023	-
			$ 1,379,306	$ 57,457

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,841
Class T	7,645
Class B*	11,925
Class C*	10,424
$ 47,835

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 518,668.25
Class T	582,864.23
Class B	23,804.27
Class C	120,292.20
Institutional Class	302,532.16
	$ 1,548,160

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,809 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the

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Notes to Financial Statements - continued

8. Security Lending - continued

Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $338,766.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $15,596. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Institutional Class	$ 3,428

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2008	Year ended August 31, 2007
From net investment income
Class A	$ 8,987,430	$ 16,688,665
Class T	11,205,052	22,186,363
Class B	316,246	850,272
Class C	2,143,890	4,805,418
Institutional Class	8,442,913	12,941,422
Total	$ 31,095,531	$ 57,472,140

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2008	Year ended August 31, 2007	Six months ended February 29, 2008	Year ended August 31, 2007
Class A
Shares sold	6,894,963	16,613,696	$ 63,913,689	$ 156,014,787
Reinvestment of distributions	870,151	1,587,733	8,055,279	14,900,027
Shares redeemed	(7,624,447)	(13,781,919)	(70,606,604)	(129,393,235)
Net increase (decrease)	140,667	4,419,510	$ 1,362,364	$ 41,521,579
Class T
Shares sold	7,620,246	19,335,798	$ 70,685,973	$ 181,733,172
Reinvestment of distributions	1,098,019	2,112,360	10,172,348	19,843,376
Shares redeemed	(11,304,721)	(20,467,284)	(104,764,500)	(192,353,864)
Net increase (decrease)	(2,586,456)	980,874	$ (23,906,179)	$ 9,222,684
Class B
Shares sold	387,076	916,395	$ 3,596,804	$ 8,591,803
Reinvestment of distributions	26,436	76,879	245,206	723,561
Shares redeemed	(837,140)	(2,106,976)	(7,767,987)	(19,833,218)
Net increase (decrease)	(423,628)	(1,113,702)	$ (3,925,977)	$ (10,517,854)
Class C
Shares sold	1,232,489	2,247,485	$ 11,433,056	$ 21,090,690
Reinvestment of distributions	154,924	326,579	1,435,795	3,069,001
Shares redeemed	(2,688,931)	(5,263,789)	(24,940,609)	(49,508,922)
Net increase (decrease)	(1,301,518)	(2,689,725)	$ (12,071,758)	$ (25,349,231)
Institutional Class
Shares sold	9,014,403	21,192,347	$ 83,577,923	$ 199,239,817
Reinvestment of distributions	777,461	1,130,797	7,201,039	10,613,254
Shares redeemed	(7,501,699)	(7,160,362)	(69,564,034)	(67,129,570)
Net increase (decrease)	2,290,165	15,162,782	$ 21,214,928	$ 142,723,501

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Notes to Financial Statements - continued

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of February 29, 2008, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 29, 2008 and for the year ended August 31, 2007, and the financial highlights for the six months ended February 29, 2008, the year ended August 31, 2007, the ten months ended August 31, 2006, and each of the four years in the period ended October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of February 29, 2008, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 29, 2008, and for the year ended August 31, 2007, and the financial highlights for the six months ended February 29, 2008, the year ended August 31, 2007, the ten months ended August 31, 2006, and each of the four years in the period ended October 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 28, 2008

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

SFII-USAN-0408
1.784906.105

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 7, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 7, 2008